As filed with the Securities and Exchange	Registration No. 333-111686
Commission on April 24, 2015	Registration No. 811-08524

_____________________________________________________________________________________

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.                                                                                    [  ]

Post-Effective Amendment No. 18                                                                  [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

            Amendment No.                                                                                              [X]

(Check appropriate box or boxes.)

SEPARATE ACCOUNT EQ

(Exact Name of Registrant)

VOYA INSURANCE AND ANNUITY COMPANY

(Name of Depositor)

1475 Dunwoody Drive

West Chester, Pennsylvania 19380-1478

(610) 425-3400

(Address and Telephone Number of Depositor's Principal Executive Offices)

Brian H. Buckley, Esq.

Voya Insurance and Annuity Company

One Orange Way, C2N, Windsor, CT 06095

(860) 580-2810

(Name and Address of Agent for Service of Process)

_____________________________________________________________________________________

Approximate Date of Proposed Public Offering:

As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):

[    ]      immediately upon filing pursuant to paragraph (b) of Rule 485

[ X ]     on May 1, 2015 pursuant to paragraph (b) of Rule 485

[    ]      60 days after filing pursuant to paragraph (a)(1) of Rule 485

[    ]      on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[  ]        this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:

Individual Flexible Premium Variable and Fixed Annuity Contract

PART A

SUPPLEMENT Dated May 1, 2015

To the Prospectus Dated May 1, 2015

Voya Equi-Select

Issued by Voya Insurance and Annuity Company

Through Its Separate Account EQ

This supplement updates the Prospectus for your variable annuity contract. Please read it carefully and keep it with your copy of the Prospectus for future reference. If you have any questions, please call Customer Service at 1-800-366-0066.

Important Information Regarding Upcoming Investment Portfolio Reorganizations

The Board of Trustees of Voya Investors Trust approved a proposal to reorganize the following “Merging Portfolios” with and into the following “Surviving Portfolios”:

Merging Portfolios	Surviving Portfolios
VY® DFA World Equity Portfolio (Class S)	Voya Global Value Advantage Portfolio[1] (Class S)
VY® Franklin Mutual Shares Portfolio (Class S)	Voya Large Cap Value Portfolio (Class S)
VY® Franklin Templeton Founding Strategy Portfolio (Class S)	Voya Solution Moderately Aggressive Portfolio (Class S)

1 This portfolio is closed to new investments and transfers.

Subject to shareholder approval, the reorganizations are expected to take place on or about the close of business on August 14, 2015 (the “Reorganization Date”), resulting in a shareholder of each Merging Portfolio becoming a shareholder of the corresponding Surviving Portfolio.  Each shareholder will thereafter hold shares of the corresponding Surviving Portfolio having equal aggregate value as shares of the Merging Portfolio, and the Merging Portfolio will no longer be available under the contract.

As a result of the merger, effective on the Reorganization Date, the Voya Solution Moderately Aggressive Portfolio (Class S) will be added as an available investment option.

Fund Name and Investment Adviser/Subadviser	Investment Objective
Voya Solution Moderately Aggressive Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide capital growth through a diversified asset allocation strategy.

Prior to the Reorganization Date, you may reallocate your contract value in each Merging Portfolio to another investment portfolio or fixed option currently available under the contract.  This reallocation will neither count as a transfer for purposes of our Excessive Trading Policy nor be subject to a transfer charge under the contract.  Contract value remaining in each Merging Portfolio on the Reorganization Date will be placed in the corresponding Surviving Portfolio.

Unless you provide us with alternative allocation instructions, after the Reorganization Date all future allocations directed to each Merging Portfolio will be automatically allocated to the corresponding Surviving Portfolio, if the Surviving Portfolio is then available to new investments.  If the Surviving Portfolio is not available to new investments, future allocations will be allocated pro rata among the other available funds you have selected in your allocation instructions, if any.  You may provide alternative instructions by calling Customer Service at the number above.

As of the Reorganization Date, all references in the prospectus to the Merging Portfolios are deleted.  For more information, or information related to asset allocation requirements, please refer to your prospectus or call Customer Service.

Voya Insurance and Annuity Company

Separate Account EQ

Individual Flexible Premium Deferred Variable Annuity

Voya Equi-Select

May 1, 2015

This prospectus describes an individual flexible premium deferred variable Contract (the “Contract”) issued by Voya Insurance and Annuity Company (“VIAC,” the “Company,” “we,” “us” or “our”). Prior to January 1, 2004, the Contract was issued by Equitable Life Insurance Company of Iowa (“Equitable Life”).  (See “Voya Insurance and Annuity Company” for information about the merger of Equitable Life with and into VIAC.)  The Contract was available in connection with certain retirement plans that qualify for special federal income tax treatment (“qualified Contracts”) as well as those that did not qualify for such treatment (“non-qualified Contracts”).  We no longer offer this Contract for sale to new purchasers.

The Contract provides a means for you to invest your premium payments in one or more mutual fund investment portfolios.  Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select.  The investment portfolios available under your Contract are listed on the next page.

You have the right to return the Contract within 10 days after you receive it for a full refund of the contract value (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment.  Longer free look periods apply in some states and in certain situations.

Replacing an existing annuity with the Contract may not be beneficial to you.  Your existing annuity may be subject to fees or penalty taxes on surrender, and the Contract may have new charges, including a maximum surrender charge of up to 8.0% of each premium payment.  See “Charges and Fees” for a more complete description of the surrender charge.

This prospectus provides information that you should know before investing and should be kept for future reference.  A Statement of Additional Information (“SAI”), dated May 1, 2015, has been filed with the Securities and Exchange Commission (“SEC”).  It is available without charge upon request.  To obtain a copy of this document, write to Customer Service at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-0066, or access the SEC’s website (http://www.sec.gov).  When looking for information regarding the Contracts offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the Securities Act of 1933.  This number is 333-111686.The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

An investment in a Trust or Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

We pay compensation to broker/dealers whose registered representatives sell the Contract.  See “Other Contract Provisions – Selling the Contract,” for further information about the amount of compensation we pay.

The investment portfolios are listed on the next page.

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The investment portfolios that comprise the subaccounts currently open and available to new premiums and transfers available under your Contract are:

BlackRock Global Allocation V.I. Fund (Class III)

Voya EURO STOXX 50® Index Portfolio (Class ADV)

Voya FTSE 100 Index® Portfolio (Class ADV)

Voya Global Perspectives Portfolio (Class ADV)*

Voya Global Value Advantage Portfolio (Class T)

Voya Growth and Income Portfolio (Class ADV)

Voya Hang Seng Index Portfolio (Class S)

Voya High Yield Portfolio ( Class S)

Voya Intermediate Bond Portfolio (Class S)

Voya International Index Portfolio (Class ADV)

Voya Japan TOPIX Index® Portfolio (Class ADV)

Voya Large Cap Growth Portfolio (Class ADV)

Voya Large Cap Value Portfolio (Class S)

Voya Liquid Assets Portfolio (Class S)

Voya MidCap Opportunities Portfolio (Class S)

Voya Multi-Manager Large Cap Core Portfolio (Class S)

Voya Retirement Conservative Portfolio (Class ADV)*

Voya Retirement Growth Portfolio (Class ADV)*

Voya Retirement Moderate Growth Portfolio (Class ADV)*

Voya Retirement Moderate Portfolio (Class ADV)*

Voya Russell™ Large Cap Growth Index Portfolio (Class S)

Voya RussellTM Large Cap Index Portfolio (Class S)

Voya Russell™ Large Cap Value Index Portfolio (Class S)

Voya Russell™ Mid Cap Growth Index Portfolio (Class S)

Voya RussellTM Mid Cap Index Portfolio (Class S)

Voya RussellTM Small Cap Index Portfolio (Class S)

Voya Small Company Portfolio (Class S)

Voya U. S. Bond Index Portfolio (Class S)

VY® Baron Growth Portfolio (Class S)

VY® BlackRock Inflation Protected Bond Portfolio (Class S)

VY® Columbia Contrarian Core Portfolio (Class S)

VY® DFA World Equity Portfolio (Class S)*

VY® FMRSM Diversified Mid Cap Portfolio (Class S)

VY® Franklin Income Portfolio (Class S)

VY® Franklin Mutual Shares Portfolio (Class S)

VY® Franklin Templeton Founding Strategy Portfolio (Class S)*

VY® Invesco Comstock Portfolio (Class S)

VY® Invesco Equity and Income Portfolio (Class S2)

VY® Invesco Growth and Income Portfolio (Class S)

VY® JPMorgan Emerging Markets Equity Portfolio (Class S)

VY® JPMorgan Small Cap Core Equity Portfolio (Class S)

VY® Morgan Stanley Global Franchise Portfolio (Class S)

VY® Oppenheimer Global Portfolio (Class S)

VY® T. Rowe Price Capital Appreciation Portfolio (Class S)

VY® T. Rowe Price Equity Income Portfolio (Class S)

VY® T. Rowe Price Growth Equity Portfolio (Class S)

VY® T. Rowe Price International Stock Portfolio (Class S)

VY® Templeton Foreign Equity Portfolio (Class S)

VY® Templeton Global Growth Portfolio (Class S)

*  These investment portfolios are offered in a “fund of funds” structure.  See “The Trusts and Funds” for more information about these investment portfolios.

More information can be found in the appendices.  See Appendix A for all subaccounts and valuation information.  Appendix B highlights each portfolio’s investment objective and adviser (and any subadviser or consultant), as well as indicates recent portfolio changes. If you received a summary prospectus for any of the underlying investment portfolios available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the portfolio's summary prospectus.

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APPENDIX A – Condensed Financial Information...................................................................................................................................  A1

APPENDIX B – The Investment Portfolios.................................................................................................................................................  B1

APPENDIX C – Surrender Charge for Excess Withdrawals Example....................................................................................................    C1

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INDEX OF SPECIAL TERMS

The following special terms are used throughout this prospectus.  Refer to the page(s) listed for an explanation of each term:

Special Term	Page
Accumulation Unit	4
Annuitant	10
Annuity Start Date	10
Cash Surrender Value	13
Contract Date	9
Contract Owner	10
Contract Value	13
Contract Year	9
Death Benefit	19
Free Withdrawal Amount	7
Net Investment Factor	4
Net Rate of Return	4

The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

Term Used in This Prospectus	Corresponding Term Used in the Contract
Accumulation Phase	Accumulation Period
Annual Contract Administrative Charge	Annual Contract Maintenance Charge
Annuity Start Date	Maturity Date
Asset-Based Administrative Charge	Administrative Charge
Automatic Rebalancing	Automatic Portfolio Rebalancing
Business Day	Valuation Date
Cash Surrender Value	Contract Withdrawal Value
Contract Date	Issue Date
Contract Year	Contract Anniversary Date
Premium Payment	Purchase Payment
Surrender Charge	Withdrawal Charge
Systematic Withdrawals	Automatic Withdrawals

Equi-Select - EQUI                                                                                 1

FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer contract value between investment options.  State premium taxes may also be deducted.

Contract Owner Transaction Expenses

Surrender Charge (as a percentage of each premium payment)...............................   8%1

Transfer Charge..................................................................................................................   $25 per transfer2

Overnight Charge...............................................................................................................   $203

1       The surrender charge decreases 1% each year to 0% after the seventh year following receipt of the premium payment.

2       We may assess a transfer charge on each transfer after the first twelve transfers made each Contract year. We currently do not impose this charge, but reserve the right to do so in the future.

3       You may choose to have this charge deducted from the net amount of a withdrawal you would like sent to you by overnight delivery service.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Trust or Fund fees and expenses.

Periodic Fees and Expenses

Annual Contract Administrative Charge ......................................................................   $30

Separate Account Annual Charges (as a percentage of average daily net asset values)

Mortality and Expense Risk Charge.......................................................................   1.25%

Asset-Based Administrative Charge.......................................................................   0.15%

Total Separate Account Charges............................................................................   1.40%

Trust or Fund Expenses

The next item shows the minimum and maximum total operating expenses charged by the Trust or Fund that you may pay periodically during the time that you own the Contract.  The minimum and maximum expenses listed below are for the year ended December 31, 2009 and do not take into account any fee waiver or expense reimbursement arrangements that may apply.  More detail concerning each Trust or Fund’s fees and expenses is contained in the prospectus for each Trust or Fund

Total Annual Trust or Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Trust or Fund assets, including management fees, distribution and/or service (12b-1) fees[1], and other expenses):	0.53%	1.62%

1       The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company.  The percentage paid may vary from one fund company to another.  For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets.  Any such fees deducted from fund assets are disclosed in the Fund or Trust prospectuses.  The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates.  These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above.

Equi-Select - EQUI                                                                                 2

Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the example below.

Example:

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts.  These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Trust or Fund fees and expenses.

The example assumes that you invest $10,000 in the Contract for the time periods indicated.  The example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Trusts or Funds.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1) If you surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,1111,552		$$2,017	$3,392
2) If you annuitize at the end of the applicable time period:
1 year	3 years	5 years	10 years
$311	$952	$1,617	$3,392
3) If you do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$311	$952	$1,617	$3,392

The example should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than these shown.  Compensation is paid for the sale of the Contracts.  For information about this compensation, see “Other Contract Provisions – Selling the Contract.”

Fees Deducted by the Funds

Fund Fee Information.  The fund prospectuses show the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund.  Fund fees are one factor that impacts the value of a fund share.  Please refer to the fund prospectuses for more information and to learn more about additional factors.

The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets.  Any such fees deducted from fund assets are disclosed in the fund prospectuses.  The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used by the Company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses.  Please see “Charges and Fees – Trust and Fund Expenses” for more information.

In the case of fund companies affiliated with the Company, where an affiliated investment adviser employs subadvisers to manage the funds, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers.  Subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences. Investment management fees are apportioned between the affiliated investment adviser and subadviser. This apportionment varies by subadviser, resulting in varying amounts of revenue retained by the affiliated investment adviser. This apportionment of the investment advisory fee does not increase, directly or indirectly, fund fees and expenses.  Please see “Charges and Fees – Trust and Fund Expenses” for more information.

How Fees are Deducted.  Fees are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares.

Equi-Select - EQUI                                                                                 3

CONDENSED FINANCIAL INFORMATION

Accumulation Unit

We use accumulation units to calculate the value of a Contract.  Each subaccount of Separate Account EQ has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio.  Shares in the investment portfolios are valued at their net asset value.

Tables containing (i) the accumulation unit value history of each subaccount of Separate Account EQ offered in this prospectus and (ii) the total investment value history of each subaccount are presented in Appendix A -- Condensed Financial Information.

Net Investment Factor

The Net Investment Factor is an index number which reflects charges under the Contract and the investment performance of the subaccount.  The Net Investment Factor is calculated as follows:

1)    We take the net asset value of the subaccount at the end of each business day.

2)    We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount.  We subtract from that amount a charge for our taxes, if any.

3)    We divide (2) by the net asset value of the investment portfolio at the end of the preceding business day.

4)    We then subtract the daily charges from the subaccount:  the mortality and expense risk charge and the asset-based administrative charge.

Calculations for the investment portfolios are made on a per share basis.

The Net Rate of Return equals the Net Investment Factor minus one.

Financial Statements

The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Separate Account EQ and the financial statements and the related notes to financial statements for Voya Insurance and Annuity Company are included in the Statement of Additional Information.

SEPARATE ACCOUNT EQ

Separate Account EQ was established as a separate account under Iowa law on July 14, 1988.  Prior to January 1, 2004, Separate Account EQ was known as Equitable Life Insurance Company of Iowa Separate Account A.  In connection with the merger of Equitable Life with and into ING USA Annuity and Life Insurance Company (“ING USA”), the Separate Account was transferred to ING USA on January 1, 2004, and renamed Separate Account EQ.  On September 1, 2014 ING USA became Voya Insurance and Annuity Company.  Separate Account EQ is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (“1940 Act”).  Separate Account EQ is a separate investment account used for our variable annuity contracts.  We own all the assets in Separate Account EQ but such assets are kept separate from our other accounts.

Separate Account EQ is divided in subaccounts.  Each subaccount invests exclusively in shares of one mutual fund investment portfolio of a Trust or Fund.  Each investment portfolio has its own distinct investment objectives and policies.  Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Separate Account EQ without regard to any other income, gains or losses of the Company.  Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company.  They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account EQ.  If the assets in Separate Account EQ exceed the required reserves and other liabilities, we may transfer the excess to our general account.  We are obligated to pay all benefits and make all payments provided under the Contracts.

Equi-Select - EQUI                                                                                 4

Note:  Other variable annuity contracts invest in Separate Account EQ, but are not discussed in this prospectus.  Separate Account EQ may also invest in other investment portfolios which are not available under your Contract.  Under certain circumstances, we may make certain changes to the subaccounts.  For more information, see “The Annuity Contract -- Addition, Deletion or Substitution of Subaccounts and Other Changes.”

VOYA INSURANCE AND ANNUITY COMPANY

We are an Iowa stock life insurance company, which was originally organized in 1973 under the insurance laws of Minnesota.  Prior to September 1, 2014 we were known as ING USA Annuity and Life Insurance Company.  Prior to January 1, 2004, we were known as Golden American Life Insurance Company.  We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya®”), which until April 7, 2014, was known as ING U.S., Inc.  In May 2013, the common stock of Voya began trading on the New York Stock Exchange under the symbol "VOYA" and Voya completed its initial public offering of common stock.

Prior to March 9, 2015, Voya was an affiliate of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. On March 9, 2015, ING completed a public secondary offering of Voya common stock (the “March 2015 Offering”) and also completed the sale of Voya common stock to Voya pursuant to the terms of a share repurchase agreement (the “March 2015 Direct Share Buyback”) (the March 2015 Offering and the March 2015 Direct Share Buyback collectively, the “March 2015 Transactions”). Upon completion of the March 2015 Transactions, ING has exited its stake in Voya common stock. As a result of the completion of the March 2015 Transactions, ING has satisfied the provisions of its agreement with the European Union regarding the divestment of its U.S. insurance and investment operations, which required ING to divest 100% of its ownership interest in Voya together with its subsidiaries, including the Company by the end of 2016.

Prior to January 1, 2004, the Contracts were issued by Equitable Life, an affiliate of ours. Equitable Life was a life insurance company founded in Iowa in 1867.  On January 1, 2004, Equitable Life (and other affiliated companies) merged with and into ING USA Annuity and Life Insurance Company (“ING USA”), which assumed responsibility for Equitable Life’s obligations under the Contracts.  On September 1, 2014 ING USA Annuity and Life Insurance Company became Voya Insurance and Annuity Company.

We are authorized to sell insurance and annuities in all states, except New York, and the District of Columbia.  Although we are a subsidiary of Voya, Voya is not responsible for the obligations under the Contract.  The obligations under the Contract are solely the responsibility of Voya Insurance and Annuity Company.

Our principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

Product Regulation.  Our products are subject to a complex and extensive array of state and federal tax, securities and insurance laws, and regulations, which are administered and enforced by a number of governmental and self-regulatory authorities.  Specifically, U.S. federal income tax law imposes requirements relating to nonqualified annuity product design, administration, and investments that are conditions for beneficial tax treatment of such products under the Internal Revenue Code.  (See “Federal Tax Considerations” for further discussion of some of these requirements.)  Failure to administer certain nonqualified contract features (for example, contractual annuity start dates in nonqualified annuities) could affect such beneficial tax treatment.  In addition, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution, and administration.  Failure to meet any of these complex tax, securities, or insurance requirements could subject the Company to administrative penalties, unanticipated remediation, or other claims and costs.

Equi-Select - EQUI                                                                                 5

THE TRUSTS AND FUNDS

You will find information about the Trusts and Funds currently available under your Contract in Appendix B - The Investment Portfolios.  A prospectus containing more complete information on each Trust or Fund may be obtained by calling Customer Service at 1-800-366-0066.  You should read the prospectus carefully before investing.

Certain funds are designated as “fund of funds.”  Funds offered in a fund of funds structure (such as the Retirement Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities.  See “Trust and Fund Expenses.”  Consult with your investment professional to determine if the Portfolios may be suited to your financial needs, investment time horizon and risk comfort level.  You should periodically review these factors to determine if you need to change your investment strategy.

If, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts or Funds conflict, we, the Boards of Trustees or Directors of the Trusts or Funds, and any other insurance companies participating in the Trusts of Funds will monitor events to identify and resolve any material conflicts that may arise.

CHARGES AND FEES

We deduct the Contract charges described below to compensate us for our cost and expenses, services provided and risks assumed under the Contracts.  We incur certain costs and expenses for distributing and administrating the Contracts, including compensation and expenses paid in connection with the sales of the contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts.  The amount of a charge will not always correspond to the actual costs associated with the charge.  For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided.  In the event there are any profits from fees and charges deducted under the Contract, including the mortality and expense risk charge and rider and benefit charges, we may use such profits to finance the distribution of Contracts.

Surrender Charges Deducted from the Contract Value

For purposes of determining any applicable surrender charges under the Contract, contract value is removed in the following order: 1) earnings (contract value less premium payments not withdrawn); 2) premium payments in the Contract for more than 8 years (these premium payments are liquidated on a first in, first out basis); 3) additional free amount (which is equal to 10% of the premium payments in the Contract for less than 8 years, fixed at the time of the first withdrawal in the contract year, plus 10% of the premium payments made after the first withdrawal in the contract year but before the next contract anniversary, less any withdrawals in the same contract year of premium payments less than 8 years old); and 4) premium payments in the Contract for less than 8 years (these premium payments are removed on a first in, first out basis).

Surrender Charge.  We will deduct a contingent deferred sales charge (a “surrender charge”) if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 8-year period from the date we receive and accept a premium payment.  The surrender charge is based on a percentage of each premium payment.  This charge is intended to cover sales expenses that we have incurred.  We may in the future reduce or waive the surrender charge in certain situations and will never charge more than the maximum surrender charges.  The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made.  We determine the surrender charge as a percentage of each premium payment as follows:

Complete Years Elapsed	0	1	2	3	4	5	6	7	8+
Since Premium Payment
Surrender Charge	8%	7%	6%	5%	4%	3%	2%	1%	0%

Equi-Select - EQUI                                                                                 6

Free Withdrawal Amount.  At any time, you may make a withdrawal without the imposition of a surrender charge, of an amount equal to the sum of:

•      earnings (contract value less unliquidated purchase payments);

•      premium payments in the Contract for more than eight years, and

•      an amount which is equal to 10% of the premium payments in the Contract for less than eight years, fixed at the time of the first withdrawal in the contract year, plus 10% of the premium payment made after the first withdrawal in the contract year (but before the next contract anniversary, less any withdrawals in the same contract year of premium payments less than eight years old).

Surrender Charge for Excess Withdrawals.  We will deduct a surrender charge for excess withdrawals, which may include a withdrawal you make to satisfy required minimum distribution requirements under the Tax Code.  We consider a withdrawal to be an “excess withdrawal” when the amount you withdraw in any contract year exceeds the free withdrawal amount.  When you are receiving systematic withdrawals, any combination of regular withdrawals and systematic withdrawals taken will be included in determining the amount of the excess withdrawal.  Such a withdrawal will be considered a partial surrender of the Contract and we will impose a surrender charge and any associated premium tax.

Premium Taxes.  We may make a charge for state and local premium taxes depending on the contract owner’s state of residence.  The tax can range from 0% to 3.5% of the premium.  We have the right to change this amount to conform with changes in the law or if the contract owner changes state of residence.

We deduct the premium tax from your contract value on the annuity start date.  However, some jurisdictions impose a premium tax at the time that initial and additional premiums are paid, regardless of when the annuity payments begin.  In those states we may defer collection of the premium taxes from your contract value and deduct it on surrender of the Contract, on excess withdrawals or on the annuity start date.

Administrative Charge.  We deduct an annual administrative charge on each contract anniversary, or if you surrender your Contract prior to a contract anniversary, at the time we determine the cash surrender value payable to you.  The amount deducted is $30 per Contract, unless waived by the Company.  We deduct the annual administrative charge proportionately from all subaccounts in which you are invested.  This charge is intended to compensate us for expenses associated with the administration of the Contract.

Transfer Charge.  You may make 12 free transfers each contract year.  We reserve the right to assess a transfer charge equal to the lesser of 2% of the contract value transferred or an amount not greater than $25 for each transfer after the twelfth transfer in a contract year.  We currently do not assess this charge.  The charge will not apply to any transfers due to the election of dollar cost averaging, automatic rebalancing and transfers we make to and from any subaccount specially designated by the Company for such purpose.  However, we reserve the right to treat multiple transfers in a single day, auto rebalancing and dollar cost averaging as standard transfers when determining annual transfers and imposing the transfer charge.  This charge is intended to cover the expenses we incur when processing transfers.

Overnight Charge.  You may choose to have the $20 charge for overnight delivery deducted from the net amount of withdrawal you would like sent to you by overnight delivery service.

Redemption Fees.  If applicable, we may deduct the amount of any redemption fees imposed by the underlying portfolios as a result of withdrawals, transfers or other fund transactions you initiate.  Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your contract value.  For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

Charges Deducted from the Subaccounts

Mortality and Expense Risk Charge.  We deduct on each business day a mortality and expense risk charge which is equal, on an annual basis, to 1.25% of the average daily net asset value of the Separate Account.  The charge is deducted on each business day at the rate of .003446% for each day since the previous business day.

If the mortality and expense risk charge is insufficient to cover the actual costs, the loss will be borne by the Company.  Conversely, if the amount deducted proves more than sufficient, the excess will be a profit to the Company.

Equi-Select - EQUI                                                                                 7

The mortality and expense risk charge is guaranteed by the Company and cannot be increased.  This charge is intended to compensate us for the mortality and expense risks we assume when we issue a Contract.  The mortality risk is that insured people, as a group, may live less time than we estimated.  The expense risk is that the costs of issuing and administering the Contracts and operating the subaccounts of the Separate Account are greater than we estimated.

Asset-Based Administrative Charge.  We will deduct a daily charge from the assets in each subaccount, to compensate us for a portion of the administrative expenses under the Contract.  The daily charge is at a rate of .000411% (equivalent to an annual rate of 0.15%) on the assets in each subaccount.

Trust and Fund Expenses

As shown in the fund prospectuses and described in the “Fees Deducted by the Funds” section of this prospectus, each fund deducts management fees from the amounts allocated to the fund.  In addition, each fund deducts other expenses which may include service fees that may be used to compensate service providers, including the company and its affiliates, for administrative and contract owner services provided on behalf of the fund.  Furthermore, certain funds may deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus. You should evaluate the expenses associated with the funds available through this contract before making a decision to invest.

The company may receive substantial revenue from each of the funds or the funds’ affiliates, although the amount and types of revenue vary with respect to each of the funds offered through the contract.  This revenue is one of several factors we consider when determining the contract fees and charges and whether to offer a fund through our contracts.  Fund revenue is important to the company’s profitability, and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

Assets allocated to affiliated funds, meaning funds managed by Directed Services LLC, Voya Investments, LLC or another company affiliate, generate the largest dollar amount of revenue for the company. Affiliated funds may also be subadvised by a company affiliate or by an unaffiliated third party.  Assets allocated to unaffiliated funds, meaning funds managed by an unaffiliated third party, generate lesser, but still substantial dollar amounts of revenue for the company.  The company expects to earn a profit from this revenue to the extent it exceeds the company’s expenses, including the payment of sales compensation to our distributors.

Revenue Received from Affiliated Funds.  The revenue received by the company from affiliated funds may be deducted from fund assets and may include:

•         A share of the management fee;

•         Service fees;

•         For certain share classes, compensation paid from 12b-1 fees ; and

•         Other revenues that may be based either on an annual percentage of average net assets held in the fund by the company or a percentage of the fund’s management fees.

In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser.  Because subadvisory fees vary by subadviser, varying amounts of revenue may be retained by the affiliated investment adviser and ultimately shared with the Company.  The Company may also receive additional compensation in the form of intercompany payments from an affiliated fund’s investment adviser or the investment adviser’s parent in order to allocate revenue and profits across the organization.The intercompany payments and other revenue received from affiliated funds provide the Company with a financial incentive to offer affiliated funds through the contract rather than unaffiliated funds.

Equi-Select - EQUI                                                                                 8

Revenue Received from Unaffiliated Funds.  Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

The revenue received by the Company or its affiliates from unaffiliated funds may be deducted from fund assets and may include:

•         Service fees;

•         For certain share classes, compensation paid from 12b-1 fees; and

•         Additional payments for administrative, recordkeeping or other services that we provide to the funds or their affiliates, such as processing purchase and redemption requests, and mailing fund prospectuses, periodic reports and proxy materials.  These additional payments do not increase directly or indirectly the fees and expenses shown in each fund’s prospectus.  These additional payments may be used by us to finance distribution of the contract.

If the unaffiliated fund families currently offered through the contract that made payments to us were individually ranked according to the total amount they paid to the company or its affiliates in 2014, in connection with the registered annuity contracts issued by the company, that ranking would be as follows:

•         BlackRock Variable Series Funds, Inc.

•         Fidelity Variable Insurance Products

•         Columbia Funds Variable Insurance Trust

If the revenues received from the affiliated funds were taken into account when ranking the funds according to the total dollar amount they paid to the company or its affiliates in 2014, the affiliated funds would be first on the list.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in company sales conferences or educational and training meetings.  In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings.  In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to company representatives and wholesalers rather than monetary benefits.  These benefits and opportunities include, but are not limited to, co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for personnel and opportunities to host due diligence meetings for representatives and wholesalers.

Certain funds may be structured as “fund of funds.”  These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest.  These funds are affiliated funds, and the underlying funds in which they invest may be affiliated funds as well.  The fund prospectuses disclose the aggregate annual operating expenses of each fund and its corresponding underlying fund or funds.

Please note that certain management personnel and other employees of the company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds.  For more information, please see “Other Contract Provisions – Selling the Contract.”

THE ANNUITY CONTRACT

The Contract described in this prospectus is an individual flexible premium deferred variable annuity Contract.  The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the Trust and Funds in which the subaccounts funded by Separate Account EQ invest.

Contract Date and Contract Year

The date the Contract became effective is the contract date.  Each 12-month period following the contract date is a contract year.

Equi-Select - EQUI                                                                                 9

Annuity Start Date

The annuity start date is the date you start receiving annuity payments under your Contract.  The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase.  The accumulation phase is the period between the contract date and the annuity start date.  The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

Contract Owner

You are the contract owner.  You are also the annuitant unless another annuitant is named in the application.  You have the rights and options described in the Contract.  One or more persons may own the Contract.

The death benefit becomes payable when you die. In the case of a sole contract owner who dies before the annuity start date, we will pay the beneficiary the death benefit then due.  The sole contract owner’s estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner.  In the case of a joint owner of the Contract dying before the annuity start date, we will designate the surviving contract owner as the beneficiary.  This will override any previous beneficiary designation.  See “Joint Owner” below.

Joint owner

For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect.  Joint owners may independently exercise transfers and other transactions allowed under the Contract.  All other rights of ownership must be exercised by both owners.  Joint owners own equal shares of any benefits accruing or payments made to them.  All rights of a joint owner end at death of that owner if the other joint owner survives.  The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner.

Annuitant

The annuitant is the person designated by you to be the measuring life in determining annuity payments.  The annuitant also determines the death benefit.  The annuitant’s age determines when the income phase must begin and the amount of the annuity payments to be paid.  You are the annuitant unless you choose to name another person.  The annuitant may not be changed after the Contract is in effect.

The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date.

Beneficiary

The beneficiary is named by you in a written request.  The beneficiary is the person who receives any death benefit proceeds.  The beneficiary may become the successor contract owner if the contract owner who is a spouse dies before the income phase start date.  We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

Unless you, as the owner, state otherwise, all rights of a beneficiary, including an irrevocable beneficiary, will end if he or she dies before the annuitant.  If any beneficiary dies before the annuitant, that beneficiary’s interest will pass to any other beneficiaries according to their respective interests.  If all beneficiaries die before the annuitant, upon the annuitant’s death we will pay the death proceeds to the owner, if living, otherwise to the owner’s estate or legal successors.

Change of Contract Owner or Beneficiary

During the annuitant’s lifetime, you may transfer ownership of a non-qualified Contract.  A change in ownership may affect the amount of the death benefit and the guaranteed death benefit.  You may also change the beneficiary.  All requests for changes must be in writing and submitted to Customer Service in good order.  The change will be effective as of the day we receive the request.  The change will not affect any payment made or action taken by us before recording the change.

A change of owner likely has tax consequences.  See “Federal Tax Considerations” in this prospectus.

You have the right to change beneficiaries during the annuitant’s lifetime unless you have designated an irrevocable beneficiary.  If you have designated an irrevocable beneficiary, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract.  In the event of joint owners all must agree to change a beneficiary.

Equi-Select - EQUI                                                                                10

In the event of a death claim, we will honor the form of payment of the death benefit specified by the beneficiary to the extent permitted under Section 72(s) of the Tax Code.  You may also restrict a beneficiary’s right to elect an income phase payment option or receive a lump-sum payment.  If so, such rights or options will not be available to the beneficiary.

All requests for changes must be in writing and submitted to Customer Service.  Please date your requests.  The change will be effective as of the day we receive the request.  The change will not affect any payment made or action taken by us before recording the change.

Purchase and Availability of the Contract

We are no longer offering the Contract for sale to new purchasers.

The minimum premium payment for non-qualified Contracts is an aggregate of $5,000 the first year.  You may make additional payments of at least $100 or more at any time after the free look period.  Under certain circumstances, we may waive and/or modify the minimum subsequent payment requirement.  For qualified Contracts, you may make the minimum payments of $100 per month if payroll deduction is used; otherwise it is an aggregate of $2,000 per year.  Prior approval must be obtained from us for subsequent payments in excess of $500,000 or for total payments in excess of $1,500,000.  We reserve the right to accept or decline any application or payment.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes.  The tax-deferred feature is more attractive to people in high federal and state tax brackets.  You should not buy this Contract: (i) if you are looking for a short-term investment; (ii) if you cannot risk getting back less money than you put in; or (iii) if your assets are in a plan which provides for tax-deferral and you see no other reason to purchase this Contract.  When considering an investment in the Contract, you should consult with your investment professional about your financial goals, investment time horizon and risk tolerance.

Replacing an existing insurance contract with this Contract may not be beneficial to you.  Before purchasing the Contract, determine whether your existing contract will be subject to any fees or penalties upon surrender.  Also, compare the fees, charges, coverage provisions and limitations, if any, of your existing contract with those of the Contract described in this prospectus.

IRAs and other qualified plans already have the tax-deferral feature found in this Contract.  For an additional cost, the Contract provides other features and benefits including death benefits and the ability to receive a lifetime income.  You should not purchase a qualified Contract unless you want these other features and benefits, taking into account their cost.  See “Fees and Expenses” in this prospectus.

We and our affiliates offer other variable products that may offer some of the same investment portfolios.  These products have different benefits and charges, and may or may not better match your needs.  If you are interested in learning more about these other products, contact Customer Service or you registered representative.

Crediting of Premium Payments

We will process your initial premium payment within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete.  We will process subsequent premium payments within 1 business day if we receive all necessary information.  In certain states we also accept initial and additional premium payments by wire order.  Wire transmittals must be accompanied by sufficient electronically transmitted data.  We may retain premium payments for up to 5 business days while attempting to complete an incomplete application.  If the application cannot be completed within this period, we will inform you of the reasons for the delay.  We will also return the premium payment immediately unless you direct us to hold it until the application is completed.  If you choose to have us hold the premium payment, it will be held in a non-interest bearing account.

We will allocate your initial payment according to the instructions you specified.  If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount.  If we are unable to reach you or your representative within 5 days, we will consider the application incomplete.  For initial premium payments designated for a subaccount of Separate Account EQ, we will credit the payment at the accumulation unit value next determined after we receive your premium payment and the completed application.  Once the completed application is received, we will allocate the payment to the subaccounts of Separate Account EQ specified by you within 2 business days.

Equi-Select - EQUI                                                                                11

If your premium payment was transmitted by wire order from your broker/dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions.  The procedure we follow depends on state availability and the procedures of your broker/dealer.

1)    If either your state or broker/dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within 5 days of the premium payment.  If we do not receive the application or form within 5 days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided.  Some states require that we return the premium paid.

2)    If your state and broker/dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you or your representative, together with a Contract Acknowledgement and Delivery Statement for your execution.  Until Customer Service receives the executed Contract Acknowledgement and Delivery Statement, neither you nor the broker/dealer may execute any financial transactions on your Contract unless they are requested in writing by you.  We may require additional information before complying with your request (e.g., signature guarantee).

We will ask about any missing information related to subsequent payments.  We will allocate the subsequent payment(s) pro-rata according to the current variable subaccount allocation unless you specify otherwise.  Any fixed allocation(s) will not be considered in the pro-rata calculations.  If a subaccount is no longer available (including due to a fund purchase restriction) or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation.  For any subsequent premium payments, we will credit the payment designated for a subaccount of Separate Account EQ at the accumulation unit value next determined after receipt of your premium payment and instructions.

We will allocate your initial premium payment to the subaccount(s) of Separate Account EQ selected by you.  Unless otherwise changed by you, subsequent premium payments are allocated in the same manner as the initial premium payment.  If you give us allocation instructions along with a subsequent premium payment, the allocation instructions will apply to only that payment unless you specify otherwise.

Once we allocate your premium payment to the subaccount(s) selected by you, we convert the premium payment into accumulation units.  We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Separate Account EQ with respect to the Contract.  The net investment results of each subaccount vary with its investment performance.

If your Contract is issued in a state that requires us to return your premium payment during the free look period, then the portion of the first premium payment that you had directed to the subaccounts may be placed in a subaccount specifically designated by us (currently the Voya Liquid Assets Portfolio subaccount) for the duration of the free look period.  If you keep your Contract after the free look period and the premium payment was allocated to a subaccount specifically designated by us, we will convert your contract value (your initial premium, plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected.  The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount.

Anti-Money Laundering

In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act and other current anti-money laundering laws. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that serve to assure that our customers’ identities are properly verified and that premiums and loan repayments are not derived from improper sources.

Under our anti-money laundering program, we may require policy owners, insured persons and/or beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

Equi-Select - EQUI                                                                                12

We may also refuse to accept certain forms of premium payments or loan repayments (traveler’s cheques, cashier's checks, bank drafts, bank checks and treasurer's checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $5,000.00, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning the payment and not issuing the Contract.

Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require us to block certain transactions until authorization is received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.

Our anti-money laundering program is subject to change without notice to take account of changes in applicable laws or regulations and our ongoing assessment of our exposure to illegal activity.

Administrative Procedures

We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements.  We will process your request at the accumulation value next determined only after you have met all administrative requirements.  Please be advised that the risk of a fraudulent transaction is increased with telephonic or electronic instructions (for example, a facsimile withdrawal request form), even if appropriate identifying information is provided.

Contract Value

We determine your contract value on a daily basis beginning on the contract date.  Your contract value is the sum of the contract value in each subaccount in which you are invested.

Contract Value in the Subaccounts.  On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and designated to be allocated to the subaccount.  On the contract date, we allocate your contract value to each subaccount specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium may be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Voya Liquid Assets Portfolio subaccount).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

1)    We take the contract value in the subaccount at the end of the preceding business day.

2)    We multiply (1) by the subaccount’s Net Rate of Return since the preceding business day.

3)    We add (1) and (2).

4)    We add to (3) any additional premium payments, and then add or subtract transfers to or from that subaccount.

5)    We subtract from (4) any withdrawals, and any related charges, and then subtract any contract fees, and distribution fee (annual sales load) and premium taxes.

Cash Surrender Value

The cash surrender value is the amount you receive when you surrender the Contract.  The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested.  We do not guarantee any minimum cash surrender value.  On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, then we deduct any surrender charge, any annual contract administrative charge, any charge for premium taxes, and any other charges incurred but not yet deducted.

Surrendering to Receive the Cash Surrender Value

You may surrender the Contract at any time while the annuitant is living and before the annuity start date.  A surrender is effective on the date we receive your written request and the Contract at Customer Service.  After we receive all paperwork required for us to process your surrender, we will determine and pay the cash surrender value at the price next determined.  Once paid, all benefits under the Contract will terminate. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Equi-Select - EQUI                                                                                13

Consult your tax and/or legal adviser regarding the tax consequences associated with surrendering your Contract.  A surrender made before you reach age 59½ may result in a 10% tax penalty.  See “Federal Tax Considerations” for more details.

The Subaccounts

Each of the subaccounts of Separate Account EQ offered under this prospectus invests in an investment portfolio with its own distinct investment objectives and policies.  Each subaccount of Separate Account EQ invests in a corresponding portfolio of a Trust or Fund.

Addition, Deletion or Substitution of Subaccounts and Other Changes

We may make additional subaccounts available to you under the Contract.  These subaccounts will invest in investment portfolios we find suitable for your Contract.  We may also withdraw or substitute investment portfolios, subject to the conditions in your Contract and compliance with regulatory requirements.

We may amend the Contract to conform to applicable laws or governmental regulations.  If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) combine two or more accounts or substitute another portfolio for existing and future investments.  If you elected the dollar cost averaging, systematic withdrawals or automatic rebalancing programs or if you have other outstanding instructions, and we substitute or otherwise eliminate a portfolio subject to those instructions, we will execute your instructions using the substituted or proposed replacement portfolio, unless you request otherwise.  The substitute or proposed replacement portfolio may have higher fees and charges than the portfolio it replaces.

We also reserve the right to: (i) deregister Separate Account EQ under the 1940 Act; (ii) operate Separate Account EQ as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Separate Account EQ as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Separate Account EQ; and (v) combine Separate Account EQ with other accounts.

Other Contracts

We and our affiliates offer various other products with different features and terms than the Contracts, and that may offer some or all of the same investment portfolios.  These products have different benefits, fees and charges, and may or may not better match your needs.  You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact Customer Service or your registered representative.

WITHDRAWALS

Any time prior to the annuity start date and before the death of the annuitant, you may withdraw all or part of your money.  Keep in mind that if at least $100 does not remain in a subaccount, we will treat it as a request to surrender the Contract.  For Contracts issued in Idaho, no withdrawal may be made for 30 days after the date of purchase.  We will terminate the Contract if a total withdrawal is made.  If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you will incur a surrender charge.  See “Charges and Fees — Surrender Charges Deducted from the Contract Value — Surrender Charge for Excess Withdrawals.”  You need to submit to us a request specifying accounts from which to withdraw amounts, otherwise we will make the withdrawal on a pro-rata basis from all of the subaccounts in which you are invested.

We will pay the amount of any withdrawal from the subaccounts within 7 calendar days of receipt of a request, unless the “Suspension of Payments or Transfers” provision is in effect.  Definitive guidance on the proper federal tax treatment of the Market Value Adjustment has not been issued.  You may want to discuss the potential tax consequences of a Market Value Adjustment with your tax and/or legal adviser.  We will determine the contract value as of the close of business on the day we receive your withdrawal request at Customer Service.  The Contract value may be more or less than the premium payments made.  Keep in mind that a withdrawal will result in the cancellation of accumulation units for each applicable subaccount of the Separate Account EQ.

We offer the following three withdrawal options:

Regular Withdrawals

After the free look period, you may make regular withdrawals.  Each withdrawal must be a minimum of $100 or your entire interest in the subaccount.

Equi-Select - EQUI                                                                                14

Systematic Withdrawals

You may choose to receive automatically systematic withdrawals on the 15th of each month, or any other monthly date mutually agreed upon, from your contract value in the subaccount(s).  Each withdrawal payment must be at least $100 (or the owner’s entire interest in the subaccount, if less) and is taken pro-rata from the subaccount(s).  We reserve the right to charge a fee for systematic withdrawals.  Currently, however, there are no charges for systematic withdrawals.  The minimum Contract value which must remain in a subaccount after any partial withdrawal is $100 or the withdrawal transaction will be deemed a request to surrender the Contract.

You may change the amount of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to Customer Service at least 7 days before the next scheduled withdrawal date.  You may elect to have this option begin in a contract year where a regular withdrawal has been taken but you may not change the amount of your withdrawals in any contract year during which you had previously taken a regular withdrawal.  You may not elect this if you are taking IRA withdrawals.

Subject to availability, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the beneficiary’s lifetime (“stretch”).  “Stretch” payments will be subject to the same limitations as systematic withdrawals, and non-qualified “stretch” payments will be reported on the same basis as other systematic withdrawals.

IRA Withdrawals

If you have a non-Roth IRA Contract and will be at least age 70½ during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law.  IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service (“IRS”) rules governing mandatory distributions under qualified plans.  We will send you a notice before your distributions commence.  You may elect to take IRA withdrawals at that time, or at a later date.  You may not elect IRA withdrawals and participate in systematic withdrawals at the same time.  If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made.  Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You choose the frequency of your IRA withdrawals (monthly, quarterly or annually) and the start date.  This date must be at least 30 days after the Contract Date and no later than the 28th day of the month.  Subject to these rules, if you have not indicated the date, your IRA withdrawal will occur on the next business day after your Contract Date for your desired frequency.

You may request that we calculate for you the amount that is required to be withdrawn from your Contract each year based on the information you give us and various choices you make.  For information regarding the calculation and choices you have to make, see the SAI.  The minimum dollar amount you can withdraw is $100.  When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending us satisfactory notice to Customer Service at least 7 days before the next scheduled withdrawal date.

Consult your tax and/or legal adviser regarding the tax consequences associated with taking withdrawals.  You are responsible for determining that withdrawals comply with applicable law.  A withdrawal made before the taxpayer reaches age 59½ may result in a 10% penalty tax.  See “Federal Tax Considerations” for more details.

Texas Optional Retirement Program

A Contract issued to a participant in the Texas Optional Retirement Program (“ORP”) will contain an ORP endorsement that will amend the Contract as follows:

1)    If for any reason a second year of ORP participation is not begun, the total amount of the State of Texas’ first-year contribution will be returned to the appropriate institute of higher education upon its request.

2)    We will not pay any benefits if the participant surrenders the Contract or otherwise, until the participant dies, accepts retirement, terminates employment in all Texas institutions of higher education or attains the age of 70½.  The value of the Contract may, however, be transferred to other contracts or carriers during the period of ORP participation.  A participant in the ORP is required to obtain a certificate of termination from the participant’s employer before the value of a Contract can be withdrawn.

Equi-Select - EQUI                                                                                15

Reduction or Elimination of the Surrender Charge

The amount of the surrender charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses.  We will determine whether we will reduce surrender charges after examining all the relevant factors such as:

1)    The size and type of group to which sales are to be made.  Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

2)    The total amount of premium payments to be received.  Per Contract sales expenses are likely to be less on larger premium payments than on smaller ones.

3)    Any prior or existing relationship with the Company.  Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

The surrender charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates.  In no event will reductions or elimination of the surrender charge be permitted where reductions or elimination will be unfairly discriminatory to any person.

TRANSFERS AMONG YOUR INVESTMENTS (EXCESSIVE TRADING POLICY)

Prior to the annuity start date and after the free look period, you may transfer your contract value among the subaccounts in which you are invested at the end of the free look period until the annuity start date.  If more than 12 transfers are made in any contract year, we will charge a transfer fee equal to the lesser of 2% of the Contract value transferred or $25 for each transfer after the twelfth transfer in a contract year.  The minimum amount you may transfer is $100, or if less, your account value.

Separate Account EQ and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine.  We may require personal identifying information to process a request for transfer made over the telephone, over the internet or other approved electronic means.  Please be advised that the risk of a fraudulent transaction is increased with telephonic or electronic instructions, even if appropriate identifying information is provided.

Limits on Frequent or Disruptive Transfers

The contract is not designed to serve as a vehicle for frequent transfers.  Frequent transfer activity can disrupt management of a fund and raise its expenses through:

•         Increased trading and transaction costs;

•         Forced and unplanned portfolio turnover;

•         Lost opportunity costs; and

•         Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners.

This in turn can have an adverse effect on fund performance.  Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase the contract.

Excessive Trading Policy.  We and the other members of the Voya® family of companies that provide multi-fund variable insurance and retirement products, have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy.  Our Excessive Trading Policy is violated if fund transfer and reallocation activity:

•         Meets or exceeds our current definition of Excessive Trading, as defined below; or

•         Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products.

Equi-Select - EQUI                                                                                16

We currently define Excessive Trading as:

•         More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”).  This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of Excessive Trading; or

•         Six round-trips involving the same fund within a twelve month period.

The following transactions are excluded when determining whether trading activity is excessive:

•         Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);

•         Transfers associated with scheduled dollar cost averaging, scheduled rebalancing or scheduled asset allocation programs;

•         Purchases and sales of fund shares in the amount of $5,000 or less;

•         Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and

•         Transactions initiated by us, another member of the Voya family of companies or a fund.

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice Response Unit  (VRU), telephone calls to Customer Service, or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”).  Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling twelve month period, we will send them a letter warning that another purchase and sale of that same fund within twelve months of the initial purchase in the first round-trip in the prior twelve month period will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of the warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity.  A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those which involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail.  Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred.  During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible.  A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored.  We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges.  A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

Equi-Select - EQUI                                                                                17

We do not allow exceptions to our Excessive Trading Policy.  We reserve the right to modify our Excessive Trading Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors and/or state or federal regulatory requirements.  If we modify our policy, it will be applied uniformly to all contract owners or, as applicable, to all contract owners investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market timing or excessive trading activity.  If it is not completely successful, fund performance and management may be adversely affected, as noted above.

Limits Imposed by the Funds.  Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the Voya family of companies, either by prospectus or stated contract, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund.  We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason.  All such restrictions and/or limitations (which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

Agreements to Share Information with Fund Companies.  As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the contract.  Contract owner trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy.  Under these agreements, the company is required to share information regarding contract owner transactions, including but not limited to information regarding fund transfers initiated by you.  In addition to information about contract owner transactions, this information may include personal contract owner information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract owner’s transactions if the fund determines that the contract owner has violated the fund’s excessive/frequent trading policy.  This could include the fund directing us to reject any allocations of premium or contract value to the fund or all funds within the fund family.

Dollar Cost Averaging.  You may elect to participate in our dollar cost averaging (DCA) program in any subaccount.  That subaccount will serve as the source account from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccount(s) you select.  Dollar Cost Averaging is designed to lessen the impact of market fluctuation on your investment.  Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and less units are purchased if the value of its unit is high.  Therefore, a lower than average value per unit may be achieved over the long term.  However, we cannot guarantee this.  When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels.  You should consider your tolerance for investing through periods of fluctuating price levels.

You elect the dollar amount you want transferred under this program.  Each monthly transfer must be at least $100.  You must participate in any dollar cost averaging program for at least five (5) months.

All dollar cost averaging transfers will be made on the 15th of each month or another monthly date mutually agreed upon (or the next business day if the 15th of the month is not a business day).  Such transfers currently are not taken into account in determining any transfer fees.  We reserve the right to treat dollar cost averaging transfers as standard transfers when determining the number of transfers in a year and imposing any applicable transfer fees.  If you, as an owner, participate in the dollar cost averaging program you may not make automatic withdrawals of your contract value or participate in the automatic rebalancing program.

If you do not specify the subaccounts to which the dollar amount of the source account is to be transferred, we will transfer the money to the subaccounts in which you are invested on a proportional basis.  If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end.  You may terminate the dollar cost averaging program at any time by sending satisfactory notice to Customer Service at least 7 days before the next transfer date.

Equi-Select - EQUI                                                                                18

We may in the future offer additional subaccounts or withdraw any subaccount to or from the dollar cost averaging program, or otherwise modify, suspend or terminate this program.  Of course, such change will not affect any dollar cost averaging programs in operation at the time.

Automatic Rebalancing.  If you have at least $25,000 of contract value invested in the subaccounts of Separate Account EQ, you may elect to have your investments in the subaccounts automatically rebalanced.  We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts.  The minimum size of any allocation must be in full percentage points.  Rebalancing does not affect any amounts that you have allocated.  The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro-rata.  Automatic rebalancing is not available if you participate in dollar cost averaging.  Automatic rebalancing will not take place during the free look period.  All automatic rebalancing transfers will be made on the 15th of the month that rebalancing is requested or another monthly date mutually agreed upon (or the next valuation date, if the 15th of the month is not a business day).

To participate in automatic rebalancing, send satisfactory notice to Customer Service.  We will begin the program on the last business day of the period in which we receive the notice.  You may cancel the program at any time.  The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro-rata basis.  Additional premium payments and partial withdrawals effected on a pro-rata basis will not cause the automatic rebalancing program to terminate.

If you, as the contract owner, are participating in automatic rebalancing, such transfers currently are not taken into account in determining any transfer fee.  We reserve the right to treat automatic rebalancing transfers as standard transfers when determining the number of transfers in a year and imposing any applicable transfer fees.

DEATH BENEFIT

Death Benefit During the Accumulation Phase

We will pay a death benefit if the annuitant dies before the annuity start date.  Assuming you are also the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract.  The death benefit value is calculated at the close of the business day on which we receive written notice and due proof of death as well as properly completed required claim forms, at Customer Service.  If the beneficiary elects to delay receipt of the death benefit, the amount of the death benefit payable in the future may be affected.  If the deceased annuitant was not an owner, the proceeds may be received in a single sum, applied to any of the annuity options or, if available, paid over the beneficiary’s lifetime (see “Withdrawals — Systematic Withdrawals” above).  A beneficiary’s right to elect an income phase payment option or receive a lump-sum payment may have been restricted by the contract owner.  If so, such rights or options will not be available to the beneficiary.  If the deceased annuitant was an owner, then death proceeds must be distributed in accordance with the Death of Owner provisions below.

If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution.  Subject to the conditions and requirements of state law, unless you elect otherwise, the distribution will generally be made into an interest bearing account, backed by our general account.  This account is not FDIC insured and can be accessed by the beneficiary through a draftbook feature.  The beneficiary may access death benefit proceeds at any time without penalty.  Interest credited under this account may be less than under other settlement options, and the Company seeks to earn a profit on these accounts.  We will generally distribute death benefit proceeds within 7 days after Customer Service has received sufficient information to make the payment.  For information on required distributions under federal income tax laws, you should see “Required Distributions upon Contract Owner’s Death” below.    At the time of death benefit election, the beneficiary may elect to receive the death benefit proceeds directly by check rather than through the draftbook feature of the interest bearing account by notifying Customer Service. .  Beneficiaries should carefully review all settlement and payment options available under the contract and are encouraged to consult with a financial professional or tax and/or legal adviser before choosing a settlement or payment option.

We will generally pay death single lump sum payments benefit proceeds within 7 days after Customer Service has received sufficient information to make the payment.  For information on required distributions under federal income tax laws, you should see “Required Distributions upon Contract Owner’s Death” below.

Equi-Select - EQUI                                                                                19

Death Proceeds

If the annuitant is less than age 67 at the time of purchase, the death benefit is the greatest of:

1)    the contract value;

2)    the total premium payments made under the Contract after subtracting any withdrawals; or

3)    the highest contract value (plus subsequent premiums less subsequent withdrawals and taxes) determined on every contract anniversary on or before your death beginning with the 8th anniversary and ending on the last anniversary prior to attained age 76.

If the annuitant is between the ages of 67 and 75 at the time of purchase, the death benefit is the greatest of:

1)    the contract value;

2)    the total premium payments made under the Contract after subtracting any withdrawals; or

3)    the contract value (plus subsequent premiums less subsequent withdrawals and taxes) determined on the 8th contract anniversary but on or before your death.

If the annuitant is age 76 or older at the time of purchase, the death benefit is the contract value.

Note:      In all cases described above, amounts could be reduced by premium taxes owed and withdrawals not previously deducted.  Please refer to the Contract for more details.

The beneficiary may choose an annuity payment option only during the 60-day period beginning with the date we receive acceptable due proof of death.

The beneficiary may elect to have a single lump payment or choose one of the annuity options.

The entire death proceeds must be paid within five (5) years of the date of death unless:

1)    the beneficiary elects to have the death proceeds:

(a)   payable under a payment plan over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary; and

(b)   payable beginning within one year of the date of death; or

2)    if the beneficiary is the deceased owner’s spouse, the beneficiary may elect to become the owner of the Contract and the Contract will continue in effect.

Death of the Annuitant

1)    If the annuitant dies prior to the annuity start date, we will pay the death proceeds as provided above.

2)    If the annuitant dies after the annuity start date but before all of the proceeds payable under the Contract have been distributed, the Company will pay the remaining proceeds to the beneficiary(ies) according to the terms of the supplementary contract.

If the owner or annuitant dies after the annuity start date, we will continue to pay benefits in accordance with the supplement agreement in effect.

Death of Owner

1)    If any owner of the Contract dies before the annuity start date, the following applies:

(a)   If the new owner is the deceased owner’s spouse, the Contract will continue and, if the deceased owner was also the annuitant, the deceased owner’s spouse will also be the annuitant.

(b)   If the new owner is someone other than the deceased owner’s spouse, the entire interest in the Contract must be distributed to the new owner:

(i)    within 5 years of the deceased owner’s death; or

(ii)   over the life of the new owner or over a period not extending beyond the life expectancy of the new owner, as long as payments begin within one year of the deceased owner’s death.

Equi-Select - EQUI                                                                                20

If the deceased owner was the annuitant, the new owner will be the joint owner, if any, or if there is no joint owner, the beneficiary.

If the deceased owner was not the annuitant, the new owner will be the joint owner, if any, or if there is no joint owner, the contingent owner named under the Contract.  If there is no surviving joint or contingent owner, the new owner will be the deceased owner’s estate.

If the new owner under (b) above dies after the deceased owner but before the entire interest has been distributed, any remaining distributions will be to the new owner’s estate.

2)    If the deceased owner was also the annuitant, the death of owner provision shall apply in lieu of any provision providing payment under the Contract when the annuitant dies before the annuity start date.

3)    If any owner dies on or after the annuity start date, but before all proceeds payable under this Contract have been distributed, the Company will continue payments to the annuitant (or, if the deceased owner was the annuitant, to the beneficiary) under the payment method in effect at the time of the deceased owner’s death.

4)    For purposes of this section, if any owner of this Contract is not an individual, the death or change of any annuitant shall be treated as the death of an owner.

Trust Beneficiary

If a trust is named as a beneficiary but we lack proof of the existence of the trust at the time proceeds are to be paid to the beneficiary, that beneficiary’s interest will pass to any other beneficiaries according to their respective interests (or to the annuitant’s estate or the annuitant’s legal successors, if there are no other beneficiaries) unless proof of the existence of such trust is provided.

Required Distributions Upon Contract Owner’s Death

We will not allow any payment of benefits provided under the Contract which do not satisfy the requirements of Section 72(s) of the Tax Code.

If any contract owner of a non-qualified Contract dies before the annuity start date, the death benefit payable to the beneficiary will be distributed as follows:  (a) the death benefit must be completely distributed within 5 years of the contract owner’s date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner’s date of death, to receive the death benefit in the form of an annuity from us, provided that  (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner’s date of death.

Notwithstanding (a) and (b) above, if the sole contract owner’s beneficiary is the deceased owner’s surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner’s death.  Upon receipt of such election from the spouse at Customer Service:  (1) all rights of the spouse as contract owner’s beneficiary under the Contract in effect prior to such election will cease; (2) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (3) all rights and privileges granted by the Contract or allowed by VIAC will belong to the spouse as contract owner of the Contract.  This election will be deemed to have been made by the spouse if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph.  If the owner’s beneficiary is a nonspouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner’s death.

If we do not receive an election from a nonspouse owner’s beneficiary within the 1-year period after the contract owner’s date of death, then we will pay the death benefit to the owner’s beneficiary in a cash payment within five years from date of death.  We will determine the death benefit as of the date we receive proof of death.  We will make payment of the proceeds on or before the end of the 5-year period starting on the owner’s date of death.  Such cash payment will be in full settlement of all our liability under the Contract.

If the annuitant dies after the annuity start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect.

Equi-Select - EQUI                                                                                21

If any contract owner dies after the annuity start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect.  All of the contract owner’s rights granted under the Contract or allowed by us will pass to the contract owner’s beneficiary.

If the Contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner, and the surviving joint owner will become the beneficiary of the Contract.

THE ANNUITY OPTIONS

Selecting the Annuity Start Date

You, as the owner, select an annuity start date at the date of purchase and may elect a new annuity start date at any time by making a written request to the Company at Customer Service at least seven days prior to the annuity start date.  The annuity start date must be at least 1 year from the contract date but before the month immediately following the annuitant’s 90th birthday.  If, on the annuity start date, a surrender charge remains, the elected annuity option must include a period certain of at least 5 years.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant’s 90th birthday.

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes.  See “Federal Tax Considerations” and the SAI.  For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you attain age 70½, or, in some cases, retire.  Distributions may be made through annuitization or withdrawals.  Consult your tax and/or legal adviser.

Selecting a Payment Plan

On the annuity start date, we will begin making payments to the contract owner under a payment plan.  We will make these payments under the payment plan you choose.  The amount of the payments will be determined by applying the maturity proceeds to the payment plan.  If payment Plan A, Option 1; Plan B; or Plan C are elected, the maturity proceeds will be the Contract value less any applicable taxes not previously deducted.  If the maturity proceeds are paid in cash or by any other method not listed above, the maturity proceeds equal the contract value less:

1)    any applicable taxes not previously deducted; less

2)    the withdrawal charge, if any; less

3)    the annual contract administrative charge, if any.

You must elect a payment plan in writing at least seven (7) days before the annuity start date.  If no election is made, an automatic option of monthly income for a minimum of 120 months and as long thereafter as the annuitant lives will be applied.

The owner chooses a plan by sending a written request to Customer Service.  The Company will send the owner the proper forms to complete.  The request, when recorded at Customer Service, will be in effect from the date it was signed, subject to any payments or actions taken by the Company before the recording.  If, for any reason, the person named to receive payments (the payee) is changed, the change will go into effect when the request is recorded at Customer Service, subject to any payments or actions taken by the Company before the recording.

Fixed Payment Plans

After the first Contract year, the maturity proceeds may be applied under one or more of the payment plans described below.  Payment plans not specified below may be available only if they are approved both by the Company and the owner.

No withdrawal charge is deducted if Plan A-Option 1, Plan B or Plan C is elected.

A plan is available only if the periodic payment is $100 or more.  If the payee is other than a natural person (such as a corporation), a plan will be available only with our consent.

Equi-Select - EQUI                                                                                22

A supplementary contract will be issued in exchange for the Contract when payment is made under a payment plan.  The effective date of a payment plan shall be a date upon which we and the owner mutually agree.

The minimum interest rate for Plans A and B is 3.0% a year, compounded yearly.  The minimum rates for Plan C were based on the 1983a Annuity Table at 3.0% interest, compounded yearly.  The Company may pay a higher rate at its discretion.

Annuity Payment Plans
Plan A. Interest
Option 1

The contract value, less any applicable taxes not previously deducted, may be left on deposit with the Company for five (5) years. We will make fixed payments monthly, quarterly, semi-annually, or annually. We do not make monthly payments if the contract value applied to this option is less than $100,000. You may not withdraw the proceeds until the end of the five (5) year period.

Option 2	The cash surrender value may be left on deposit with us for a specified period. Interest will be paid annually. All or part of the proceeds may be withdrawn at any time.
Plan B. Fixed Period

The contract value, less any applicable taxes not previously deducted, will be paid until the proceeds, plus interest, are paid in full. Payments may be paid annually or monthly for a period of not more than thirty (30) years nor less than five (5) years. The Contract provides for a table of minimum annual payments. They are based on the age of the annuitant or the beneficiary.

Plan C. Life Income

The contract value less any applicable taxes not previously deducted will be paid in monthly or annual payments for as long as the annuitant or beneficiary, whichever is appropriate, lives. We have the right to require proof satisfactory to it of the age and sex of such person and proof of continuing survival of such person. A minimum number of payments may be guaranteed, if desired. The Contract provides for a table of minimum annual payments. They are based on the age of the annuitant or the beneficiary.

OTHER CONTRACT PROVISIONS

Reports to Contract Owners

We confirm purchase, transfer and withdrawal transactions usually within 5 business days of processing.  We may also send you a quarterly report within 31 days after the end of each calendar quarter.  The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter.  The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value.  We will also notify you when any shareholder reports of the investment portfolios in which Separate Account EQ invests are available.  We will also send any other reports, notices or documents we are required by law to furnish to you.

Suspension of Payments or Transfers

The Company reserves the right to suspend or postpone payments (in Illinois, for a period not exceeding six months) for withdrawals or transfers for any period when:

1)    the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2)    trading on the New York Stock Exchange is restricted;

3)    an emergency exists as a result of which disposal of securities held in the Separate Account EQ is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account EQ’s net assets;

4)    when the Company’s Customer Service is closed; or

5)    during any other period when the SEC, by order, so permits for the protection of owners; provided that applicable rules and regulations of the SEC will govern as to whether the conditions described in (2) and (3) exist.

In Case of Errors in Your Application

If the age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought at the correct age or gender.

Equi-Select - EQUI                                                                                23

Assigning the Contract as Collateral

You may assign a non-qualified Contract as collateral security for a loan but understand that your rights and any beneficiary’s rights may be subject to the terms of the assignment.  An assignment likely has federal tax consequences.  You should consult a tax and/or legal adviser for tax advice.  You must give us satisfactory written notice to Customer Service in order to make or release an assignment.  We are not responsible for the validity of any assignment.

Contract Changes — Applicable Tax Law

We have the right to make changes in the Contract to continue to qualify the Contract as an annuity.  You will be given advance notice of such changes.

Free Look

In most cases, you may cancel your Contract within your 10-day free look period.  We deem the free look period to expire 15 days after we mail the Contract to you.  Some states may require a longer free look period.  To cancel, you need to send your Contract to Customer Service or to the agent from whom you purchased it.  We will refund the greater of the contract value.  For purposes of the refund during the free look period, your contract value includes a refund of any charges deducted from your contract value.  Because of the market risks associated with investing in the portfolios, the contract value returned may be greater or less than the premium payment you paid.  Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period.  In these states, your premiums designated for investment in the subaccounts may be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the Voya Liquid Assets Portfolio subaccount).

We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states be allocated to the specially designated subaccount during the free look period.  Your Contract is void as of the day we receive your Contract and your request.  We determine your contract value at the close of business on the day we receive your written refund request.  If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount.

Special Arrangements

We may reduce or waive any Contract, rider, or benefit fees or charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates.  We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services.

Selling the Contract

Our affiliate, Directed Services LLC, One Orange Way, Windsor, CT 06095 is the principal underwriter and distributor of the Contract as well as for other VIAC contracts.  Directed Services LLC, a Delaware limited liability company, is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934, and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Directed Services LLC does not retain any commissions or compensation paid to it by VIAC for Contract sales.  Directed Services LLC enters into selling agreements with affiliated and unaffiliated broker/dealers to sell the Contracts through their registered representatives who are licensed to sell securities and variable insurance products (“selling firms”).  Selling firms are also registered with the SEC and are FINRA member firms.

Voya Financial Advisors, Inc. is affiliated with the Company and has entered into a selling agreement with Directed Services LLC for the sale of our variable annuity contracts.

Directed Services LLC pays selling firms compensation for the promotion and sale of the Contracts.  Registered representatives of the selling firms who solicit sales of the Contracts typically receive a portion of the compensation paid by Directed Services LLC to the selling firm in the form of commissions or other compensation, depending on the agreement between the selling firm and the registered representative.  This compensation, as well as other incentives or payments, is not paid directly by contract owners or the Separate Account.  We intend to recoup this compensation and other sales expenses paid to selling firms through fees and charges imposed under the Contracts.

Directed Services LLC pays selling firms for Contract sales according to one or more schedules.  This compensation is generally based on a percentage of premium payments.  Selling firms may receive commissions of up to 7.75% of premium payments.  In addition, selling firms may receive ongoing annual compensation of up to 0.50% of all, or a portion, of values

Equi-Select - EQUI                                                                                24

of Contracts sold through the firm.  Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on their firm’s practices.  Commissions and annual compensation, when combined, could exceed 7.75% of total premium payments.

Directed Services LLC has special compensation arrangements with certain selling firms based on those firms’ aggregate or anticipated sales of the Contracts or other criteria.  These special compensation arrangements will not be offered to all selling firms, and the terms of such arrangements may differ among selling firms based on various factors.  Any such compensation payable to a selling firm will not result in any additional direct charge to you by us.

In addition to the direct cash compensation for sales of Contracts described above, Directed Services LLC may also pay selling firms additional compensation or reimbursement of expenses for their efforts in selling the Contracts to you and other customers.  These amounts may include:

•      Marketing/distribution allowances which may be based on the percentages of premium received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;

•      Loans or advances of commissions in anticipation of future receipt of premiums (a form of lending to agents/registered representatives).  These loans may have advantageous terms such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which terms may be conditioned on fixed insurance product sales;

•      Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products.  We also hold training programs from time to time at our expense;

•      Sponsorship payments or reimbursements for broker/dealers to use in sales contests and/or meetings for their agents/registered representatives who sell our products.  We do not hold contests based solely on the sales of this product;

•      Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, agent/representative recruiting or other activities that promote the sale of contracts; and

•      Additional cash or noncash compensation and reimbursements permissible under existing law.  This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We may pay commissions, dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the Contract.

The following is a list of the top 25 selling firms that, during 2014, received the most compensation, in the aggregate, from us in connection with the sale of registered annuity contracts issued by us, ranked by total dollars received:

1.	Wells Fargo Advisors, LLC	14.	Commonwealth Equity Services, Inc.
2.	LPL Financial Corporation	15.	Woodbury Financial Services Inc.
3.	Morgan Stanley Smith Barney LLC	16.	Lincoln Financial Advisors Corporation
4.	Voya Financial Advisors, Inc.	17.	Stifel Nicolaus and Company Incorporated
5.	Merrill Lynch, Pierce, Fenner & Smith Incorporated	18.	S I I Investments Inc.
6.	Cetera Advisors LLC	19.	Edward D. Jones & Co., L.P. dba Edward Jones
7.	Raymond James and Associates Inc.	20.	Royal Alliance Associates Inc.
8.	UBS Financial Services	21.	NFP Advisor Services, LLC
9.	National Planning Corporation	22.	RBC Capital Markets LLC
10.	Securities America, Inc.	23.	Centaurus Financial Inc.
11.	Ameriprise Financial Services, Inc.	24.	J.P. Morgan Securities LLC
12.	First Allied Securities Inc.	25.	MML Investors Services Inc.
13.	Cambridge Investment Research Inc.

Equi-Select - EQUI                                                                                25

Directed Services LLC may also compensate wholesalers/distributors, and their management personnel, for Contract sales within the wholesale/distribution channel.  This compensation may be based on a percentage of premium payments and/or a percentage of Contract values.  Directed Services LLC may, at its discretion, pay additional cash compensation to wholesalers/distributors for sales by certain broker-dealers or “focus firms.”

This is a general discussion of the types and levels of compensation paid by us for sale of our variable annuity contracts.  It is important for you to know that the payment of volume- or sales-based compensation to a selling firm or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another company, and may also provide a financial incentive to promote one of our contracts over another.

OTHER INFORMATION

Voting Rights

We will vote the shares of a Trust owned by Separate Account EQ according to your instructions.  However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract’s contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests.  We count fractional votes.  We will determine the number of shares you can instruct us to vote 180 days or less before a Trust shareholder meeting.  We will ask you for voting instructions by mail at least 10 days before the meeting.  If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all Contracts in that subaccount.  We will also vote shares we hold in Separate Account EQ which are not attributable to contract owners in the same proportion.  The effect of proportional voting is that a small number of contract owners may decide the outcome of a vote.

State Regulation

We are regulated by the Insurance Department of the State of Iowa.  We are also subject to the insurance laws and regulations of all jurisdictions where we do business.  The variable Contract offered by this prospectus has been approved where required by those jurisdictions.  We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

Legal Proceedings

We are not aware of any pending legal proceedings that are likely to have a material adverse effect upon the Company’s ability to meet its obligations under the contract, Directed Services LLC’s ability to distribute the contract or upon the separate account.

Litigation.  Notwithstanding the foregoing, the Company and/or Directed Services LLC, is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Certain claims are asserted as class actions. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim oftentimes bears little relevance to the merits or potential value of a claim.

Regulatory Matters.  As with other financial services companies, the Company and its affiliates, including Directed Services LLC, periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters. Regulatory investigations, exams, inquiries and audits could result in regulatory action against the Company or subject the Company to settlement payments, fines, penalties and other financial consequences, as well as changes to the Company’s policies and procedures.

Equi-Select - EQUI                                                                                26

The outcome of a litigation or regulatory matter and the amount or range of potential loss is difficult to forecast and estimating potential losses requires significant management judgment.  It is not possible to predict the ultimate outcome for all pending litigation and regulatory matters and given the large and indeterminate amounts sought and the inherent unpredictability of such matters, it is possible that an adverse outcome in certain litigation or regulatory matters could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

Federal Tax Considerations

Introduction

The Contract described in this prospectus is designed to be treated as an annuity for U.S. federal income tax purposes. This section discusses our understanding of current federal income tax laws affecting the Contract. The U.S. federal income tax treatment of the Contract is complex and sometimes uncertain. You should keep the following in mind when reading this section:

•      Your tax position (or the tax position of the designated beneficiary, as applicable) determines the federal taxation of amounts held or paid out under the Contract;

•      Tax laws change. It is possible that a change in the future could affect contracts issued in the past, including the Contract described in this prospectus;

•      This section addresses some, but not all, applicable federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions;

•      We do not make any guarantee about the tax treatment of the Contract or transactions involving the Contract; and

•      No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of those set forth below.

When consulting a tax and/or legal adviser, be certain that he or she has expertise with respect to the provisions of the Internal Revenue Code of 1986, as amended, (the “Tax Code”) that apply to your tax concerns.

We do not intend this information to be tax advice. No attempt is made to provide more than a general summary of information about the use of the Contract with non-tax-qualified and tax-qualified retirement arrangements, and the Tax Code may contain other restrictions and conditions that are not included in this summary. You should consult with a tax and/or legal adviser for advice about the effect of federal income tax laws, state tax laws or any other tax laws affecting the Contract or any transactions involving the Contract.

Types of Contracts: Nonqualified or Qualified

The Contract described in this prospectus may be purchased on a non-tax-qualified basis (nonqualified Contracts) or on a tax-qualified basis (qualified Contracts).

Nonqualified Contracts. Nonqualified contracts do not receive the same tax benefits as are afforded to contracts funding qualified plans. You may not deduct the amount of your premium payments to a nonqualified Contract. Rather, nonqualified Contracts are purchased with after-tax contributions to save money, generally for retirement, with the right to receive annuity payments for either a specified period of time or over a lifetime.

Qualified Contracts. Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions to retirement plans or programs that are intended to qualify as plans or programs entitled to special favorable income tax treatment under Sections 401(a), 401(k), 403(a), 403(b), 408, 408A or 457(b) of the Tax Code.

Roth Accounts. Tax Code Section 402A allows employees of certain private employers offering 401(k) plans to contribute after-tax salary contributions to a Roth 401(k) account. Roth accounts provide for tax-free distributions, subject to certain conditions and restrictions. If permitted by us and under the plan for which the Contract is issued, we will set up one or more accounts for you under the Contract for Roth after-tax contributions and the portion of any transfer or rollover attributable to such amounts.

Equi-Select - EQUI                                                                                27

Taxation of Nonqualified Contracts

Taxation of Gains Prior to Distribution or Annuity Starting Date

General. Tax Code Section 72 governs the federal income taxation of annuities in general. We believe that if you are a natural person (in other words, an individual), you will generally not be taxed on increases in the value of a nonqualified Contract until a distribution occurs or until annuity payments begin. This assumes that the Contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the contract value will be treated as a distribution. In order to be eligible to receive deferral of taxation, the following requirements must be satisfied:

•      Diversification. Tax Code Section 817(h) requires that in a nonqualified Contract the investments of the funds be “adequately diversified” in accordance with Treasury Regulations in order for the contract to qualify as an annuity contract under federal tax law. The separate account, through the funds, intends to comply with the diversification requirements prescribed by Tax Code Section 817(h) and by Treasury Regulations Sec. 1.817-5, which affects how the funds’ assets may be invested. If it is determined, however, that your Contract does not satisfy the applicable diversification requirements and rulings because a subaccount’s corresponding fund fails to be adequately diversified for whatever reason, we will take appropriate steps to bring your Contract into compliance with such regulations and rulings, and we reserve the right to modify your Contract as necessary to do so;

•      Investor Control. Although earnings under nonqualified annuity contracts are generally not taxed until withdrawn, the IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner’s gross income. Future guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent the contract owner from being considered the federal tax owner of a pro rata share of the assets of the separate account;

•      Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Tax Code requires any nonqualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The nonqualified Contracts contain provisions that are intended to comply with these Tax Code requirements, although no regulations interpreting these requirements have yet been issued. When such requirements are clarified by regulation or otherwise, we intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements;

•      Non-Natural Owners of a Non-Qualified Contract. If the owner of the Contract is not a natural person (in other words, is not an individual), a nonqualified Contract generally is not treated as an annuity for federal income tax purposes and the income on the Contract for the taxable year is currently taxable as ordinary income. Income on the Contract is any increase in the contract value over the “investment in the Contract” (generally, the premium payments or other consideration you paid for the Contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a non-natural person should consult with a tax and/or legal adviser before purchasing the Contract. When the contract owner is not a natural person, a change in the annuitant is treated as the death of the contract owner; and

•      Delayed Annuity Starting Date. If the Contract’s annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., after age 95), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

Taxation of Distributions

General. When a withdrawal from a nonqualified Contract occurs before the Contract’s annuity starting date, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner’s investment in the Contract at that time. Investment in the Contract is generally equal to the amount of all premium payments to the Contract, plus amounts previously included in your gross income as the result of certain loans, assignments or gifts, less the aggregate amount of non-taxable distributions previously made.

In the case of a surrender under a nonqualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner’s investment in the Contract (cost basis).

Equi-Select - EQUI                                                                                28

10% Penalty. A distribution from a nonqualified Contract may be subject to a penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

•      Made on or after the taxpayer reaches age 59½;

•      Made on or after the death of a contract owner (the annuitant if the contract owner is a non-natural person);

•      Attributable to the taxpayer’s becoming disabled as defined in the Tax Code;

•      Made as part of a series of substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary; or

•      The distribution is allocable to investment in the Contract before August 14, 1982.

The 10% penalty does not apply to distributions from an immediate annuity as defined in the Tax Code. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

Tax-Free Exchanges. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the “investment in the contract” in the old contract will carry over to the new contract. You should consult with your tax and/or legal adviser regarding procedures for making Section 1035 exchanges.

If your Contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

•      First, from any remaining “investment in the contract” made prior to August 14, 1982 and exchanged into the Contract;

•      Next, from any “income on the contract” attributable to the investment made prior to August 14, 1982;

•      Then, from any remaining “income on the contract”; and

•      Lastly, from any remaining “investment in the contract.”

In certain instances, the partial exchange of a portion of one annuity contract for another contract is a tax-free exchange. Pursuant to IRS guidance, receipt of partial withdrawals or surrenders from either the original contract or the new contract during the 180 day period beginning on the date of the partial exchange may retroactively negate the partial exchange. If the partial exchange is retroactively negated, the partial withdrawal or surrender of the original contract will be treated as a withdrawal, taxable as ordinary income to the extent of gain in the original contract and, if the partial exchange occurred prior to you reaching age 59½, may be subject to an additional 10% penalty. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange or subsequent distribution within 180 days of a partial exchange with your tax and/or legal adviser prior to proceeding with the transaction.

Taxation of Annuity Payments. Although tax consequences may vary depending upon the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each subsequent annuity payment is subject to tax as ordinary income.

Annuity Contracts that are partially annuitized after December 31, 2010, are treated as separate contracts with their own annuity starting date and exclusion ratio. Specifically, an exclusion ratio will be applied to any amount received as an annuity under a portion of the annuity, provided that annuity payments are made for a period of 10 years or more or for life. Please consult your tax and/or legal adviser before electing a partial annuitization.

Death Benefits. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows:

•      If distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract; or

•      If distributed under a payment option, they are taxed in the same way as annuity payments.

Special rules may apply to amounts distributed after a beneficiary has elected to maintain the contract value and receive payments.

Equi-Select - EQUI                                                                                29

Different distribution requirements apply if your death occurs:

•      After you begin receiving annuity payments under the Contract; or

•      Before you begin receiving such distributions.

If the your death occurs after you begin receiving annuity payments, distributions must be made at least as rapidly as under the method in effect at the time of your death.

If your death occurs before you begin receiving annuity payments, your entire balance must be distributed within five years after the date of your death. For example, if you die on September 1, 2015, your entire balance must be distributed by August 31, 2020. However, if distributions begin within one year of your death, then payments may be made over one of the following timeframes:

•      Over the life of the designated beneficiary; or

•      Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, the Contract may be continued with the surviving spouse as the new contract owner. If the contract owner is a non-natural person and the primary annuitant dies, the same rules apply on the death of the primary annuitant as outlined above for the death of the contract owner.

Some Contracts offer a death benefit that may exceed the greater of the premium payments and the contract value.  Certain charges are imposed with respect to these death benefits.  It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

Assignments and Other Transfers. A transfer, pledge or assignment of ownership of a nonqualified Contract, the selection of certain annuity dates, or the designation of an annuitant or payee other than an owner may result in certain tax consequences to you that are not discussed herein. The assignment, pledge or agreement to assign or pledge any portion of the contract value will be treated as a distribution for federal income tax purposes. Anyone contemplating any such transfer, pledge, assignment or designation or exchange, should consult a tax adviser regarding the potential tax effects of such a transaction.

Immediate Annuities. Under Section 72 of the Tax Code, an immediate annuity means an annuity:

•      That is purchased with a single purchase payment;

•      With annuity payments starting within one year from the date of purchase; and

•      That provides a series of substantially equal periodic payments made annually or more frequently.

While this Contract is not designed as an immediate annuity, treatment as an immediate annuity would have significance with respect to exceptions from the 10% early withdrawal penalty, to Contracts owned by non-natural persons, and for certain exchanges.

Multiple Contracts. Tax laws require that all nonqualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year be treated as one annuity contract for purposes of determining the amount includible in gross income under Tax Code Section 72(e). In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Tax Code Section 72(e) through the serial purchase of annuity contracts or otherwise.

Withholding. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. Withholding is mandatory, however, if the distributee fails to provide a valid taxpayer identification number or if we are notified by the IRS that the taxpayer identification number we have on file is incorrect. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of any non-periodic payments. Regardless of whether you elect to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

Certain states have indicated that state income tax withholding will also apply to payments from the Contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. If you need more information concerning a particular state or any required forms, please contact Customer Service.

Equi-Select - EQUI                                                                                30

If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code Section 1441 based on the individual’s citizenship, the country of domicile and treaty status, and we may require additional documentation prior to processing any requested transaction.

Taxation of Qualified Contracts

Eligible Retirement Plans and Programs.

The Contract may have been purchased with the following retirement plans and programs to accumulate retirement savings.

•         Sections 401(a), 401(k), Roth 401(k) and 403(a) Plans.  Sections 401(a), 401(k), and 403(a) of the Tax code permit certain employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish these plans for themselves and their employees.  The Tax Code also allows employees of certain private employers to contribute after-tax salary contribution to a Roth 401(k) account, which provides for tax-free distributions, subject to certain restrictions;

•         403(b) Plans.  Section 403(b) of the Tax Code allows employees of certain Tax Code Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a Contract that will provide an annuity for the employee’s retirement;

•         Individual Retirement Annuities (“IRA”) and Roth IRA.  Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (“IRA”).  Certain employers may establish Simplified Employee Pension (“SEP”) or Savings Incentive Match Plan for Employees (“SIMPLE”) plans to provide IRA contributions on behalf of their employees;

•         457 Plans.  Section 457 of the Tax Code permits certain employers to offer deferred compensation plans for their employees. These plans may be offered by state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities (governmental employers), as well as non-governmental, tax-exempt organizations (non-governmental employers). A 457 plan may be either a 457(b) plan or a 457(f) plan. Participation in a 457(b) plan maintained by a non-governmental employer is generally limited to highly-compensated employees and select management (other than 457(b) plans maintained by nonqualified, church-controlled organizations). Generally, participants may specify the form of investment for their deferred compensation account. There is no further information specific to 457 plans in this prospectus.

Special Considerations for IRAs. IRAs are subject to limits on the amounts that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Contributions to IRAs must be made in cash or as a rollover or a transfer from another eligible plan. Also, distributions from IRAs, individual retirement accounts, and other types of retirement plans may be “rolled over” on a tax-deferred basis into an IRA. Beginning in 2015, you will not be able to roll over any portion of an IRA distribution if you rolled over a distribution during the preceding 1-year period. However, the IRS has provided a transition rule for distributions in 2015. Specifically, a distribution occurring in 2014 that was rolled over is disregarded for this purpose if the 2015 distribution is from an IRA other than the IRA that made or received the 2014 distribution. Please note that this one rollover per year rule does not apply to:  (1) the conversion of a traditional IRA to a Roth IRA; (2) a rollover to or from a qualified plan; or (3) a trustee-to-trustee transfer between IRAs. Please consult your own tax and/or legal adviser if you have additional questions about these rules.

Sales of the Contract for use with IRAs may be subject to special requirements of the IRS. The IRS has not reviewed the Contracts described in this prospectus for qualification as an IRA and has not addressed, in a ruling of general applicability, whether the Contract’s death benefit provisions comply with IRS qualification requirements.

Special Considerations for Roth IRAs. Contributions to a Roth IRA are subject to limits on the amount of contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or a SIMPLE to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. Beginning in 2015, you will not be able to roll over any portion of a Roth IRA distribution if you rolled over a distribution during the preceding 1-year period. However, the IRS has provided a transition rule for distributions in 2015. Specifically, a distribution occurring in 2014 that was rolled over is disregarded for this purpose if the 2015 distribution is from a Roth IRA other than the Roth IRA that made or received the 2014 distribution. Please note that this one rollover per year rule does not apply to:  (1) the conversion of a traditional IRA to a Roth IRA; (2) a rollover to or from a qualified plan; or (3) a trustee-to-trustee transfer between Roth IRAs. Please consult your own tax and/or legal adviser if you have additional questions about these rules.

Equi-Select - EQUI                                                                                31

A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made. Sales of a Contract for use with a Roth IRA may be subject to special requirements of the IRS. The IRS has not reviewed the Contracts described in this prospectus for qualification as Roth IRAs and has not addressed, in a ruling of general applicability, whether the Contract’s death benefit provisions comply with IRS qualification requirements.

Taxation

The tax rules applicable to qualified Contracts vary according to the type of qualified Contract and the specific terms and conditions of the qualified Contract and the terms and conditions of the qualified plan or program. The ultimate effect of federal income taxes on the amounts held under a qualified Contract, or on income phase (i.e., annuity) payments from a qualified Contract, depends upon the type of qualified Contract or program as well as your particular facts and circumstances. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan or program in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from:

•      Contributions in excess of specified limits;

•      Distributions before age 59½ (subject to certain exceptions);

•      Distributions that do not conform to specified commencement and minimum distribution rules; and

•      Certain other specified circumstances.

Some qualified plans and programs are subject to additional distribution or other requirements that are not incorporated into the Contract described in this prospectus. No attempt is made to provide more than general information about the use of the Contract with qualified plans and programs. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefit under these qualified plans and programs may be subject to the terms and conditions of the plan or program, regardless of the terms and conditions of the Contract. The Company is not bound by the terms and conditions of such plans and programs to the extent such terms contradict the language of the Contract, unless we consent in writing.

Contract owners and beneficiaries generally are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek tax and/or legal advice regarding the suitability of the Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral. Under federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as described in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with a qualified financial representative taking into account the additional fees and expenses you may incur in an annuity.

Contributions

In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans and programs are limited by the Tax Code. We provide general information on these requirements for certain plans and programs below. You should consult with a tax and/or legal adviser in connection with contributions to a qualified Contract.

401(a), 401(k), Roth 401(k), 403(a) and 403(b) Plans. The total annual contributions (including pre-tax and Roth 401(k) after-tax contributions) by you and your employer cannot exceed, generally, the lesser of 100% of your compensation or $53,000 (as indexed for 2015). Compensation means your compensation for the year from the employer sponsoring the plan and includes any elective deferrals under Tax Code Section 402(g) and any amounts not includible in gross income under Tax Code Sections 125 or 457.

Equi-Select - EQUI                                                                                32

This limit applies to your contributions as well as to any contributions made by your employer on your behalf. An additional requirement limits your salary reduction contributions to a 401(k), Roth 401(k) or 403(b) plan to generally no more than $18,000 (2015). Contribution limits are subject to annual adjustments for cost-of-living increases. Your own limit may be higher or lower, depending upon certain conditions.

With the exception of the Roth 401(k) contributions, premium payments to your account(s) will generally be excluded from your gross income. Roth 401(k) salary reduction contributions are made on an after-tax basis.

Catch-up Contributions. Notwithstanding the contribution limits noted above, if permitted by the plan, a participant in a 401(k), Roth 401(k) or 403(b) plan who is at least age 50 by the end of the plan year may contribute an additional amount not to exceed the lesser of:

•      $6,000; or

•      The participant’s compensation for the year reduced by any other elective deferrals of the participant for the year.

Distributions - General

Certain tax rules apply to distributions from the Contract. A distribution is any amount taken from a Contract including withdrawals, income phase (i.e., annuity) payments, rollovers, exchanges and death benefit proceeds. We report the gross and taxable portions of all distributions to the IRS.

Section 401(a), 401(k), 403(a) and 403(b) Plans.  Distributions from these plans are taxed as received unless one of the following is true:

•      The distribution is an eligible rollover distribution and is directly transferred to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code;

•      You made after-tax contributions to the plan.  In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or

•      The distribution is a qualified health insurance premium of a retired public safety officer as defined in the Pension Protection Act of 2006.

Please note that rollover distribution of a pre-tax account is reported as a taxable distribution.

A distribution is an eligible rollover distribution unless it is:

•      Part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of 10 years or more;

•      A required minimum distribution under Tax Code Section 401(a)(9);

•      A hardship withdrawal;

•      Otherwise excludable from income; or

•      Not recognized under applicable regulations as eligible for rollover.

IRAs. All distributions from an IRA are taxed as received unless either one of the following is true:

•      The distribution is directly transferred to another IRA or to a plan eligible to receive rollovers as permitted under the Tax Code; or

•      You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

10% Additional Tax. The Tax Code imposes a 10% additional tax on the taxable portion of any distribution from a Contract used with a 401(a), 401(k), 403(a) or 403(b) plan (collectively, qualified plans), or IRA or Roth IRA unless certain exceptions, including one or more of the following, have occurred:

•      You have attained age 59½;

•      You have become disabled, as defined in the Tax Code;

•      You have died and the distribution is to your beneficiary;

•      You have separated from service with the plan sponsor at or after age 55;

Equi-Select - EQUI                                                                                33

•      The distribution amount is rolled over into another eligible retirement plan or to a traditional or Roth IRA in accordance with the terms of the Tax Code;

•      You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary;

•      The distribution is paid directly to the government in accordance with an IRS levy;

•      The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (“QDRO”); or

•      The distribution is a qualified reservist distribution as defined under the Tax Code.

In addition, the 10% additional tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax Code may provide other exceptions or impose other penalty taxes in other circumstances.

Qualified Distributions – Roth 401(k) and Roth IRAs. A partial or full distribution of premium payments to a Roth 401(k) or Roth IRA account and earnings credited on those premium payments will be excludable from income if it is a qualified distribution. A “qualified distribution” from a Roth 401(k) or Roth IRA is defined as a distribution that meets the following two requirements:

•      The distribution occurs after the five-year taxable period measured from the earlier of:

•         The first taxable year you made a designated Roth contribution to any designated Roth account established for you under the same applicable retirement plan as defined in Tax Code Section 402A;

•         If a rollover contribution was made from a designated Roth account previously established for your under another applicable retirement plan, the first taxable year for which you made a designated Roth contribution to such previously established account; or

•         The first taxable year in which you made an in-plan Roth rollover or non-Roth amounts under the same plan; AND

•      The distribution occurs after you attain age 59½, die with payment being made to your beneficiary, or become disabled as defined in the Tax Code.

A distribution from a Roth account that is not a qualified distribution is includible in gross income under the Tax Code in proportion to your investment in the Contract (basis) and earnings on the Contract.

Distributions - Eligibility

401(a) Pension Plans. Subject to the terms of your 401(a) pension plan, distributions may only occur upon:

•      Retirement;

•      Death;

•      Disability;

•      Severance from employment;

•      Attainment of normal retirement age;

•      Attainment of age 62 under a phased retirement provision if available under your plan as described in the Pension Protection Act of 2006; or

•      Termination of the plan.

Such distributions remain subject to other applicable restrictions under the Tax Code.

401(k) and Roth 401(k) Plans. Subject to the term of your 401(k) plan, distributions from your 401(k) or Roth 401(k) employee account, and possibly all or a portion of your 401(k) or Roth 401(k) employer account, may only occur upon:

•      Retirement;

•      Death;

•      Attainment of age 59½;

•      Severance from employment;

•      Disability;

•      Financial hardship; or

•      Termination of the plan (assets must be distributed within one year).

Such distributions remain subject to other applicable restrictions under the Tax Code.

Equi-Select - EQUI                                                                                34

403(b) Plans. Distribution of certain salary reduction contributions and earnings on such contributions restricted under Tax Code Section 403(b)(11) may only occur upon:

•      Death;

•      Attainment of age 59½;

•      Severance from employment;

•      Disability;

•      Financial hardship;

•      Termination of the plan (assets must be distributed within one year); or

•      Meeting other circumstances as allowed by federal law, regulations or rulings.

Such distributions remain subject to other applicable restrictions under the Tax Code.

Effective January 1, 2009 and for any Contracts or participant accounts established on or after that date, 403(b) regulations prohibit the distribution of amounts attributable to employer contributions before the earlier of your severance from employment or prior to the occurrence of some event as provided under your employer’s plan, such as after a fixed number of years, the attainment of a stated age, or a disability.

If the Company agrees to accept amounts exchanged from a Tax Code Section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Tax Code Section 403(b)(7)(A)(ii).

Lifetime Required Minimum Distributions (401(a), 401(k), Roth 401(k), 403(a), 403(b) and IRAs)

To avoid certain tax penalties, you and any designated beneficiary must also satisfy the required minimum distribution rules set forth in the Tax Code. These rules dictate the following:

•      Start date for distributions;

•      The time period in which all amounts in your Contract(s) must be distributed; and

•      Distribution amounts.

Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½ or retire, whichever occurs later, unless:

•      Under 401(a) and 401(k) plans, you are a 5% owner, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 70½; or

•      Under 403(b) plans, the Company maintains separate records of amounts held as of December 31, 1986. In this case distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that the excess be distributed from the December 31, 1986 balance.

Time Period. We must pay out distributions from the Contract over a period not extending beyond one of the following time periods:

•         Over your life or the joint lives of you and your designated beneficiary; or

•         Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

Distribution Amounts. The amount of each required minimum distribution must be calculated in accordance with Tax Code Section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits.

50% Excise Tax. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

Lifetime required minimum distributions are not applicable to Roth IRAs during your lifetime. Further information regarding required minimum distributions may be found in your Contract.

Equi-Select - EQUI                                                                                35

Required Distributions upon Death (401(a), 401(k), Roth 401(k), 403(a), 403(b), IRAs and Roth IRAs)

Different distribution requirements apply after your death, depending upon if you have begun receiving required minimum distributions. Further information regarding required distributions upon death may be found in your Contract.

If your death occurs on or after the date you begin receiving minimum distributions under the Contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code Section 401(a)(9) provides specific rules for calculating the minimum required distributions after your death.

If your death occurs before the date you begin receiving minimum distributions under the Contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2015, your entire balance must be distributed to the designated beneficiary by December 31, 2020. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, then payments may be made within one of the following timeframes:

•         Over the life of the designated beneficiary; or

•         Over a period not extending beyond the life expectancy of the designated beneficiary.

Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

•         December 31 of the calendar year following the calendar year of your death; or

•         December 31 of the calendar year in which you would have attained age 70½.

No Designated Beneficiary. If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar year containing the fifth anniversary of the contract owner’s death.

Special Rule for IRA Spousal Beneficiaries (IRAs and Roth IRAs Only). In lieu of taking a distribution under these rules, if the sole designated beneficiary is the contract owner’s surviving spouse, the spousal beneficiary may elect to treat the Contract as his or her own IRA and defer taking a distribution until his or her own start date. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the Contract or fails to take a distribution within the required time period.

Withholding

Any taxable distributions under the Contract are generally subject to withholding. Federal income tax withholding rates vary according to the type of distribution and the recipient’s tax status.

401(a), 401(k), Roth 401(k), 403(a) and 403(b) Plans. Generally, eligible rollover distributions from these plans are subject to a mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Tax Code.

IRAs and Roth IRAs. Generally, you or, if applicable, a designated beneficiary may elect not to have tax withheld from distributions.

Non Resident Aliens. If you or your designated beneficiary is a non-resident alien, withholding will generally be 30% based on the individual’s citizenship, the country of domicile and treaty status. We may require additional documentation prior to processing any requested distribution.

In-Plan Roth Rollovers

Tax Code Section 401(k) plans may add a “qualified Roth contribution program,” under which employees can forego the current exclusion from gross income for elective deferrals, in exchange for the future exclusion of the distribution of the deferrals and any earnings thereon. That is, participants may elect to make non-excludable contributions to “designated Roth accounts” (instead of making excludable contributions) – and to exclude from gross income (if certain conditions are met) distributions from these accounts (instead of having distributions included in gross income).

Equi-Select - EQUI                                                                                36

If permitted under the plan for which the contract is issued and provided the plan offers a Roth 401(k) account, non-Roth amounts may be rolled over into a corresponding Roth account within the same plan. The Tax Code provides that, generally, an in-plan rollover to a Roth account is taxable and includable in gross income in the year the rollover occurs, just as if the amount were distributed and not rolled into a qualified account. Please note that in-plan rollovers into a Roth account are not subject to withholding. Consequently, an individual considering such a transaction may want to increase their tax withholding or make an estimated tax payment in the year of the rollover. Amounts rolled over into an in-plan Roth account cannot subsequently be converted back into a non-Roth account.

A partial or full distribution of in-plan Roth rollover amounts and earnings credited on those amounts (or of premium payments made by salary reduction to a Roth account and earnings credited on those premium payments, as described above) will be excludable from income if it is a qualified distribution as defined in the “Qualified Distributions – Roth 401(k) and Roth IRAs” section above.

In-plan Roth rollovers are not subject to the 10% additional tax on early distributions under Tax Code Section 72(t) that would normally apply to distributions from a 401(k) plan. However, a special recapture rule applies when a plan distributes any part of the in-plan Roth rollover within a five-year taxable period, making the distribution subject to the 10% additional tax on early distributions under Tax Code Section 72(t) unless an exception to this tax applies or the distribution is allocable to any nontaxable portion of the in-plan Roth rollover. The five-year taxable period begins January 1 of the year of the in-plan Roth rollover and ends on the last day of the fifth year of the period. This special recapture rule does not apply when the participant rolls over the distribution to another designated Roth account or to a Roth IRA but does apply to a subsequent distribution from the rolled over account or Roth IRA within the five-year taxable period.

Due to administrative complexity, certain in-plan Roth rollovers may not be available through the Contract. Additionally, the tax rules associated with Roth accounts and in-plan Roth rollovers can be complex and you should seek tax and/or legal advice regarding your particular situation.

Assignment and Other Transfers

401(a), 401(k), Roth 401(k), 403(a) and 403(b) Plans. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the Contract is assigned or transferred to persons other than:

•      A plan participant as a means to provide benefit payments;

•      An alternate payee under a QDRO in accordance with Tax Code Section 414(p);

•      The Company as collateral for a loan; or

•      The enforcement of a federal income tax lien or levy.

IRAs and Roth IRAs. The Tax Code does not allow a transfer or assignment of your rights under these Contracts except in limited circumstances. Adverse tax consequences may result if you assign or transfer your interest in the Contract to persons other than your spouse incident to a divorce. Anyone contemplating such an assignment or transfer should contact a tax and/or legal adviser regarding the potential tax effects of such a transaction.

Tax Consequences of Living Benefits and Enhanced Death Benefits

Living Benefits.  Except as otherwise noted below, when a full or partial withdrawal from a Contract occurs under a Voya LifePay Plus or Voya Joint LifePay Plus rider, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any deferred sales charge) immediately before the distribution over the investment in the Contract at that time.

Investment in the Contract is generally equal to the amount of all contributions to the Contract previously included in your gross income, plus amounts previously included in your gross income as the result of certain loans, assignments, or gifts, less the aggregate amount of non-taxable distributions previously made.  The income on the Contract for purposes of calculating the taxable amount of a distribution may be unclear.  For example, the living benefits provided under the Voya LifePay Plus or Voya Joint LifePay Plus rider, as well as any applicable market value adjustment, could increase the contract value that applies.  Thus, the income on the Contract could be higher than the amount of income that would be determined without regard to such a benefit.  As a result, you could have higher amounts of income than will be reported to you.  In addition, payments under any guaranteed payment phase of such riders may be subject to the exclusion ratio rules under Tax Code Section 72(b) for tax purposes.  Please consult your tax adviser about the tax consequences of living benefits.

Equi-Select - EQUI                                                                                37

Payments of the Maximum Annual Withdrawal pursuant to the Income Optimizer under the Voya LifePay Plus or Voya Joint LifePay Plus rider are designed to be treated as annuity payments for withholding and tax reporting purposes.  A portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income.  The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when your payments of the Maximum Annual Withdrawal pursuant to the Income Optimizer start. Any withdrawals in addition to the Maximum Annual Withdrawal payments you are receiving pursuant to the Income Optimizer constitute Excess Withdrawals under the Voya LifePay Plus or Voya Joint LifePay Plus rider, causing a pro-rata reduction of the Voya LifePay Plus Base and Maximum Annual Withdrawal.  This reduction will result in a proportional reduction in the non-taxable portion of your future Maximum Annual Withdrawal payments.  Once your investment in the Contract has been fully recovered, the full amount of each of your future Maximum Annual Withdrawal payments would be subject to tax as ordinary income.

Enhanced Death Benefits.  The Contract offers a death benefit that may exceed the greater of premium payments and the contract value.  It is possible that the IRS could characterize such a death benefit as other than an incidental death benefit, which may result in currently taxable income and could affect the amount of required minimum distributions.  Additionally, because certain charges are imposed with respect to some of the available death benefits it is possible those charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.  Please consult your tax adviser about the tax consequences of enhanced death benefits.

Same-Sex Marriages

Before June 26, 2013, pursuant to Section 3 of the federal Defense of Marriage Act (“DOMA”), same-sex marriages were not recognized for purposes of federal law. On that date the U.S. Supreme Court held in United States v. Windsor that Section 3 of DOMA is unconstitutional. While valid same-sex marriages are now recognized under federal law and the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Tax Code Sections 72(s) and 401(a)(9) are now available to same-sex spouses, there are still unanswered questions regarding the scope and impact of the Windsor decision at a state level. Consequently, if you are married to a same-sex spouse you should contact a tax and/or legal adviser regarding spousal rights and benefits under the Contract described in this prospectus and your particular tax situation.

Possible Changes in Taxation

Although the likelihood of changes in tax legislation, regulation, rulings and other interpretation thereof is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax and/or legal adviser with respect to legislative developments and their effect on the Contract.

Taxation of the Company

We are taxed as a life insurance company under the Tax Code. The separate account is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the Contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the Contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation thereof may result in our being taxed on income or gains attributable to the separate account. In this case we may impose a charge against the separate account (with respect to some or all of the Contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your contract value invested in the subaccounts.

Equi-Select - EQUI                                                                                38

STATEMENT OF ADDITIONAL INFORMATION

Item
Introduction
Description of Voya Insurance and Annuity Company
Separate Account EQ of Voya Insurance and Annuity Company
Safekeeping of Assets
Experts
Distribution of Contracts
Published Ratings
Accumulation Unit Value
Performance Information
Other Information
Financial Statements of Voya Insurance and Annuity Company
Financial Statements of Separate Account EQ of Voya Insurance and Annuity Company

Please tear off, complete and return the form below to order a free Statement of Additional Information for the Contracts offered under the prospectus.  Send the form to Customer Service at P.O. Box 9271, Des Moines, Iowa 50306-9271.

_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT EQ, VOYA EQUI-SELECT 333-111686.

Please Print or Type:

__________________________________________________

Name

__________________________________________________

Street Address

__________________________________________________

City, State, Zip

                                                                                                                                                                                                            05/01/2015

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Equi-Select - EQUI                                                                                39

APPENDIX A

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2014, the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Separate Account EQ available under the Contract for the indicated periods. This information is current through December 31, 2014, including portfolio names. Portfolio name changes after December 31, 2014 are not reflected in the following information.

Separate Account Annual Charges of 1.40%

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
BLACKROCK GLOBAL ALLOCATION V.I. FUND (CLASS III)
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.99	$10.62	$9.80	$10.31	$9.53	$7.99	$10.22
Value at end of period	$12.05	$11.99	$10.62	$9.80	$10.31	$9.53	$7.99
Number of accumulation units outstanding at end of period	59,055	65,981	82,645	99,196	112,856	112,906	49,855
COLUMBIA SMALL CAP VALUE FUND VS (CLASS B)
(Funds were first received in this option during May 2005)
Value at beginning of period	$18.77	$14.20	$12.94	$13.99	$11.22	$9.10	$12.85	$13.37	$11.36	$10.15
Value at end of period	$19.07	$18.77	$14.20	$12.94	$13.99	$11.22	$9.10	$12.85	$13.37	$11.36
Number of accumulation units outstanding at end of period	8,065	8,584	12,388	14,538	17,108	23,883	28,160	42,012	57,401	78,538
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (SERVICE CLASS 2)
(Funds were first received in this option during May 2005)
Value at beginning of period	$15.35	$12.18	$10.55	$10.63	$9.38	$7.33	$12.99	$13.01	$11.00	$10.37
Value at end of period	$16.42	$15.35	$12.18	$10.55	$10.63	$9.38	$7.33	$12.99	$13.01	$11.00
Number of accumulation units outstanding at end of period	3,869	5,853	7,142	8,360	9,733	12,320	18,001	33,790	28,937	4,574
VOYA EURO STOXX 50® INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during February 2010)
Value at beginning of period	$10.65	$8.61	$7.17	$8.79	$8.74
Value at end of period	$9.49	$10.65	$8.61	$7.17	$8.79
Number of accumulation units outstanding at end of period	7,484	5,783	4,454	2,880	2,881
VOYA FTSE 100 INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during September 2010)
Value at beginning of period	$13.87	$11.83	$10.41	$11.02	$10.38
Value at end of period	$12.74	$13.87	$11.83	$10.41	$11.02
Number of accumulation units outstanding at end of period	3,449	3,342	3,155	15	3,131
VOYA GLOBAL PERSPECTIVES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during February 2014)
Value at beginning of period	$10.13
Value at end of period	$10.66
Number of accumulation units outstanding at end of period	1,735
VOYA GLOBAL RESOURCES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$9.44	$8.46	$8.86	$9.88
Value at end of period	$8.18	$9.44	$8.46	$8.86
Number of accumulation units outstanding at end of period	17,549	19,147	16,717	15,733
VOYA GLOBAL RESOURCES PORTFOLIO (CLASS S)
Value at beginning of period	$43.00	$38.38	$40.07	$44.73	$37.30	$27.51	$47.29	$35.99	$30.06	$22.13
Value at end of period	$37.40	$43.00	$38.38	$40.07	$44.73	$37.30	$27.51	$47.29	$35.99	$30.06
Number of accumulation units outstanding at end of period	30,403	36,345	40,482	49,686	63,348	76,897	96,226	102,290	104,519	125,295

Equi-Select

A 1

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA GLOBAL VALUE ADVANTAGE PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.70	$8.66	$7.63	$8.05	$7.71	$6.02	$10.16
Value at end of period	$10.03	$9.70	$8.66	$7.63	$8.05	$7.71	$6.02
Number of accumulation units outstanding at end of period	6,856	6,683	7,901	7,765	10,922	9,614	10,576
VOYA GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$13.94	$10.87	$9.57	$9.99
Value at end of period	$15.15	$13.94	$10.87	$9.57
Number of accumulation units outstanding at end of period	101,901	113,186	123,956	147,029
VOYA GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$12.61	$9.81	$8.61	$8.78	$7.82	$6.10	$9.95	$9.83
Value at end of period	$13.73	$12.61	$9.81	$8.61	$8.78	$7.82	$6.10	$9.95
Number of accumulation units outstanding at end of period	212,154	253,434	285,181	323,379	221,597	285,237	320,557	366
VOYA HANG SENG INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$14.33	$13.99	$11.05	$13.74	$12.96	$12.39
Value at end of period	$14.61	$14.33	$13.99	$11.05	$13.74	$12.96
Number of accumulation units outstanding at end of period	3,707	3,690	4,814	3,933	3,744	365
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$18.53	$17.80	$15.83	$15.37	$13.65	$9.26	$12.13	$11.96	$11.13	$10.82
Value at end of period	$18.49	$18.53	$17.80	$15.83	$15.37	$13.65	$9.26	$12.13	$11.96	$11.13
Number of accumulation units outstanding at end of period	98,875	106,189	123,189	116,226	139,839	170,709	203,512	292,586	354,035	438,228
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2005)
Value at beginning of period	$15.45	$11.81	$10.50	$10.68	$9.53	$7.86	$12.73	$12.33	$10.94	$10.50
Value at end of period	$17.29	$15.45	$11.81	$10.50	$10.68	$9.53	$7.86	$12.73	$12.33	$10.94
Number of accumulation units outstanding at end of period	16,594	19,448	17,607	9,683	14,041	20,794	23,544	22,795	26,751	4,157
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2005)
Value at beginning of period	$18.28	$13.81	$11.93	$12.27	$10.24	$7.90	$12.86	$12.39	$11.52	$10.08
Value at end of period	$19.70	$18.28	$13.81	$11.93	$12.27	$10.24	$7.90	$12.86	$12.39	$11.52
Number of accumulation units outstanding at end of period	16,794	18,250	18,859	12,271	19,785	26,960	38,960	54,210	48,186	24,087
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2005)
Value at beginning of period	$17.26	$12.31	$11.13	$11.40	$9.44	$7.69	$11.75	$12.75	$11.39	$10.04
Value at end of period	$17.91	$17.26	$12.31	$11.13	$11.40	$9.44	$7.69	$11.75	$12.75	$11.39
Number of accumulation units outstanding at end of period	20,621	21,967	26,616	27,509	35,853	48,875	60,919	87,070	93,367	26,409
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.85	$13.08	$12.16	$11.49	$10.64	$9.70	$10.77	$10.34	$10.10	$10.02
Value at end of period	$13.49	$12.85	$13.08	$12.16	$11.49	$10.64	$9.70	$10.77	$10.34	$10.10
Number of accumulation units outstanding at end of period	441,480	117,272	149,428	136,978	140,839	155,914	123,361	113,906	91,467	43,292
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during March 2014)
Value at beginning of period	$10.56
Value at end of period	$9.70
Number of accumulation units outstanding at end of period	196,806
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.74	$8.16	$6.98	$8.09	$7.62	$6.16
Value at end of period	$9.01	$9.74	$8.16	$6.98	$8.09	$7.62
Number of accumulation units outstanding at end of period	15,525	22,333	16,266	8,352	12,002	15,403

Equi-Select		A 2

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA JAPAN TOPIX INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during May 2010)
Value at beginning of period	$12.27	$9.97	$9.40	$11.05	$10.56
Value at end of period	$11.44	$12.27	$9.97	$9.40	$11.05
Number of accumulation units outstanding at end of period	719	1,729	68	264	69
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during May 2012)
Value at beginning of period	$13.26	$10.32	$10.02
Value at end of period	$14.78	$13.26	$10.32
Number of accumulation units outstanding at end of period	166,748	189,774	222,972
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2005)
Value at beginning of period	$22.06	$17.13	$14.75	$14.63	$12.98	$9.24	$12.94	$11.76	$11.29	$10.90
Value at end of period	$24.66	$22.06	$17.13	$14.75	$14.63	$12.98	$9.24	$12.94	$11.76	$11.29
Number of accumulation units outstanding at end of period	708,272	51,445	10,076	9,377	6,196	4,155	0	136	136	2,428
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$14.60	$11.33	$10.05	$10.05
Value at end of period	$15.80	$14.60	$11.33	$10.05
Number of accumulation units outstanding at end of period	181,983	155,239	38,250	40,578
VOYA LIMITED MATURITY BOND PORTFOLIO (CLASS S)
Value at beginning of period	$22.90	$23.07	$23.05	$23.11	$22.72	$21.50	$21.86	$20.96	$20.47	$20.43
Value at end of period	$22.74	$22.90	$23.07	$23.05	$23.11	$22.72	$21.50	$21.86	$20.96	$20.47
Number of accumulation units outstanding at end of period	93,089	104,561	124,436	152,939	177,985	225,053	278,982	371,937	477,307	720,716
VOYA LIQUID ASSETS PORTFOLIO (CLASS S)
Value at beginning of period	$16.02	$16.24	$16.47	$16.70	$16.94	$17.12	$16.95	$16.38	$15.87	$15.66
Value at end of period	$15.80	$16.02	$16.24	$16.47	$16.70	$16.94	$17.12	$16.95	$16.38	$15.87
Number of accumulation units outstanding at end of period	722,502	746,337	626,503	578,978	700,247	776,451	986,400	648,399	685,672	877,404
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$16.73	$12.88	$11.47	$11.73	$9.15	$6.58	$10.22
Value at end of period	$17.91	$16.73	$12.88	$11.47	$11.73	$9.15	$6.58
Number of accumulation units outstanding at end of period	1,318,944	1,503,024	1,708,207	1,999,466	2,293,767	2,666,835	2,996,751
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2005)
Value at beginning of period	$15.50	$12.06	$11.09	$11.79	$10.32	$8.43	$13.10	$12.64	$10.98	$10.16
Value at end of period	$17.57	$15.50	$12.06	$11.09	$11.79	$10.32	$8.43	$13.10	$12.64	$10.98
Number of accumulation units outstanding at end of period	3,760	2,972	2,975	3,467	2,531	2,612	2,616	3,655	5,135	3,314
VOYA RETIREMENT CONSERVATIVE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.04	$9.76	$9.17	$8.84	$8.32	$8.25
Value at end of period	$10.49	$10.04	$9.76	$9.17	$8.84	$8.32
Number of accumulation units outstanding at end of period	53,729	52,959	41,909	43,827	24,091	1,446
VOYA RETIREMENT GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.09	$11.19	$10.05	$10.31	$9.37	$9.22
Value at end of period	$13.60	$13.09	$11.19	$10.05	$10.31	$9.37
Number of accumulation units outstanding at end of period	324,756	387,627	453,355	556,686	675,581	760,145
VOYA RETIREMENT MODERATE GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.06	$11.45	$10.40	$10.54	$9.63	$9.49
Value at end of period	$13.61	$13.06	$11.45	$10.40	$10.54	$9.63
Number of accumulation units outstanding at end of period	198,523	220,626	275,519	326,421	404,615	433,506

Equi-Select		A 3

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA RETIREMENT MODERATE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.65	$11.66	$10.73	$10.65	$9.86	$9.75
Value at end of period	$13.13	$12.65	$11.66	$10.73	$10.65	$9.86
Number of accumulation units outstanding at end of period	163,682	180,112	206,927	212,812	244,540	236,696
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$21.09	$16.24	$14.42	$14.07	$12.69	$10.84
Value at end of period	$23.45	$21.09	$16.24	$14.42	$14.07	$12.69
Number of accumulation units outstanding at end of period	14,498	14,943	14,557	7,680	3,449	3,408
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2008)
Value at beginning of period	$13.42	$10.33	$9.09	$9.02	$8.17	$6.71	$9.30
Value at end of period	$14.90	$13.42	$10.33	$9.09	$9.02	$8.17	$6.71
Number of accumulation units outstanding at end of period	2,242,841	2,559,653	2,967,777	3,497,044	4,098,628	4,789,048	648
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$20.14	$15.54	$13.59	$13.71	$12.51	$10.64
Value at end of period	$22.29	$20.14	$15.54	$13.59	$13.71	$12.51
Number of accumulation units outstanding at end of period	7,168	5,776	8,594	6,347	5,034	3,260
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$23.56	$17.71	$15.55	$16.13	$13.00	$10.63
Value at end of period	$25.81	$23.56	$17.71	$15.55	$16.13	$13.00
Number of accumulation units outstanding at end of period	489,610	573,932	656,534	750,179	881,492	1,042,930
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2008)
Value at beginning of period	$15.25	$11.56	$10.04	$10.40	$8.45	$6.13	$10.16
Value at end of period	$16.91	$15.25	$11.56	$10.04	$10.40	$8.45	$6.13
Number of accumulation units outstanding at end of period	27,843	28,970	21,168	19,760	18,520	21,649	1,829
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$15.90	$11.65	$10.20	$10.80	$8.69	$6.97	$10.26
Value at end of period	$16.41	$15.90	$11.65	$10.20	$10.80	$8.69	$6.97
Number of accumulation units outstanding at end of period	46,946	44,906	33,318	26,971	21,252	8,116	5,168
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2005)
Value at beginning of period	$23.90	$17.48	$15.42	$15.56	$11.95	$9.27	$14.37	$13.27	$11.98	$10.71
Value at end of period	$24.83	$23.90	$17.48	$15.42	$15.56	$11.95	$9.27	$14.37	$13.27	$11.98
Number of accumulation units outstanding at end of period	404	369	458	459	752	1,174	1,105	4,537	5,955	7,955
VOYA SMALL COMPANY PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2008)
Value at beginning of period	$16.10	$11.89	$10.55	$11.00	$8.99	$7.17	$9.83
Value at end of period	$16.87	$16.10	$11.89	$10.55	$11.00	$8.99	$7.17
Number of accumulation units outstanding at end of period	10,809	7,672	5,727	6,733	7,234	4,462	4,187
VOYA U.S. BOND INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.44	$11.94	$11.69	$11.08	$10.62	$10.20	$9.83
Value at end of period	$11.90	$11.44	$11.94	$11.69	$11.08	$10.62	$10.20
Number of accumulation units outstanding at end of period	18,074	23,731	30,683	30,998	22,329	17,879	6,172

Equi-Select

A 4

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2005)
Value at beginning of period	$20.52	$14.99	$12.70	$12.60	$10.10	$7.58	$13.08	$12.51	$11.01	$9.98
Value at end of period	$21.11	$20.52	$14.99	$12.70	$12.60	$10.10	$7.58	$13.08	$12.51	$11.01
Number of accumulation units outstanding at end of period	24,425	28,715	28,283	36,088	36,281	40,780	43,835	47,847	41,706	37,956
VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2009)
Value at beginning of period	$11.48	$12.75	$12.16	$11.01	$10.59	$9.94
Value at end of period	$11.61	$11.48	$12.75	$12.16	$11.01	$10.59
Number of accumulation units outstanding at end of period	42,622	46,382	53,312	36,062	29,528	4,432
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2006)
Value at beginning of period	$12.84	$12.55	$10.13	$10.85	$9.49	$7.21	$12.45	$13.62	$11.17
Value at end of period	$14.41	$12.84	$12.55	$10.13	$10.85	$9.49	$7.21	$12.45	$13.62
Number of accumulation units outstanding at end of period	7,044	8,150	10,983	12,594	18,629	22,309	25,746	45,655	6,151
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$83.24	$82.71	$72.61	$67.25	$53.29	$39.77	$65.61	$80.89	$59.61	$51.76
Value at end of period	$106.59	$83.24	$82.71	$72.61	$67.25	$53.29	$39.77	$65.61	$80.89	$59.61
Number of accumulation units outstanding at end of period	18,078	21,165	25,428	30,774	38,202	52,763	65,867	103,428	173,356	195,024
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$13.57	$10.22	$9.23	$9.82	$8.89	$6.85	$11.43	$11.13	$9.91	$10.06
Value at end of period	$15.10	$13.57	$10.22	$9.23	$9.82	$8.89	$6.85	$11.43	$11.13	$9.91
Number of accumulation units outstanding at end of period	15,408	15,857	16,378	19,602	22,687	27,541	22,130	31,415	21,490	659
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2006)
Value at beginning of period	$15.03	$10.89	$9.67	$10.08	$8.16	$6.63	$10.21	$10.05	$10.23
Value at end of period	$15.46	$15.03	$10.89	$9.67	$10.08	$8.16	$6.63	$10.21	$10.05
Number of accumulation units outstanding at end of period	13,245	14,811	19,580	22,436	29,441	38,157	55,584	43,011	26,610
VY® DFA WORLD EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.42	$9.28	$7.97	$8.90	$7.90
Value at end of period	$11.42	$11.42	$9.28	$7.97	$8.90
Number of accumulation units outstanding at end of period	3,936	5,634	4,532	5,786	3,032
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2005)
Value at beginning of period	$20.76	$15.48	$13.70	$15.60	$12.33	$8.98	$14.97	$13.26	$12.02	$10.22
Value at end of period	$21.71	$20.76	$15.48	$13.70	$15.60	$12.33	$8.98	$14.97	$13.26	$12.02
Number of accumulation units outstanding at end of period	413,611	479,818	560,643	653,855	775,118	888,444	980,086	1,224,963	392,187	464,047
VY® FRANKLIN INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2006)
Value at beginning of period	$14.19	$12.55	$11.31	$11.18	$10.04	$7.71	$11.06	$10.93	$9.94
Value at end of period	$14.69	$14.19	$12.55	$11.31	$11.18	$10.04	$7.71	$11.06	$10.93
Number of accumulation units outstanding at end of period	101,800	90,848	63,614	69,185	85,779	86,690	84,472	83,951	21,344
VY® FRANKLIN MUTUAL SHARES PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2007)
Value at beginning of period	$13.80	$10.96	$9.79	$10.01	$9.10	$7.29	$11.89	$12.53
Value at end of period	$14.63	$13.80	$10.96	$9.79	$10.01	$9.10	$7.29	$11.89
Number of accumulation units outstanding at end of period	18,125	18,899	23,505	24,908	30,735	21,518	17,050	28,551
VY® FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(CLASS S)
(Funds were first received in this option during May 2007)
Value at beginning of period	$11.63	$9.51	$8.32	$8.55	$7.83	$6.09	$9.61	$10.09
Value at end of period	$11.83	$11.63	$9.51	$8.32	$8.55	$7.83	$6.09	$9.61
Number of accumulation units outstanding at end of period	30,007	36,751	32,222	31,612	39,082	33,323	42,732	54,223

Equi-Select		A 5

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2005)
Value at beginning of period	$15.79	$11.86	$10.14	$10.50	$9.25	$7.30	$11.66	$12.10	$10.59	$10.09
Value at end of period	$16.99	$15.79	$11.86	$10.14	$10.50	$9.25	$7.30	$11.66	$12.10	$10.59
Number of accumulation units outstanding at end of period	26,462	22,937	22,931	23,658	24,526	24,720	32,387	61,035	60,479	19,969
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2005)
Value at beginning of period	$16.33	$13.29	$11.98	$12.31	$11.15	$9.24	$12.26	$12.04	$10.86	$10.25
Value at end of period	$17.50	$16.33	$13.29	$11.98	$12.31	$11.15	$9.24	$12.26	$12.04	$10.86
Number of accumulation units outstanding at end of period	1,966,745	21,711	26,590	25,975	35,897	32,592	27,150	35,483	19,270	7,968
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during March 2014)
Value at beginning of period	$10.24
Value at end of period	$10.93
Number of accumulation units outstanding at end of period	70,251
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$42.23	$31.99	$28.32	$29.36	$26.47	$21.66	$32.41	$32.04	$28.01	$25.81
Value at end of period	$45.85	$42.23	$31.99	$28.32	$29.36	$26.47	$21.66	$32.41	$32.04	$28.01
Number of accumulation units outstanding at end of period	264,396	295,756	345,381	399,585	485,267	591,752	707,642	901,923	1,169,013	1,497,192
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$21.57	$23.20	$19.76	$24.52	$20.67	$12.22	$25.43	$18.63	$13.91	$10.46
Value at end of period	$21.46	$21.57	$23.20	$19.76	$24.52	$20.67	$12.22	$25.43	$18.63	$13.91
Number of accumulation units outstanding at end of period	75,449	88,992	99,254	120,710	152,430	186,711	218,534	269,678	272,799	296,509
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$16.15	$12.45	$10.52	$10.48	$8.64	$6.98	$10.17
Value at end of period	$18.31	$16.15	$12.45	$10.52	$10.48	$8.64	$6.98
Number of accumulation units outstanding at end of period	12,930	13,958	7,840	7,131	5,366	4,426	2,065
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2005)
Value at beginning of period	$21.44	$15.65	$13.37	$13.75	$11.00	$8.76	$12.69	$13.09	$11.38	$10.09
Value at end of period	$22.91	$21.44	$15.65	$13.37	$13.75	$11.00	$8.76	$12.69	$13.09	$11.38
Number of accumulation units outstanding at end of period	23,129	27,755	25,425	28,686	29,739	26,996	26,913	38,982	41,622	8,273
VY® MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2005)
Value at beginning of period	$20.03	$17.01	$14.90	$13.85	$12.34	$9.71	$13.78	$12.74	$10.65	$10.20
Value at end of period	$20.59	$20.03	$17.01	$14.90	$13.85	$12.34	$9.71	$13.78	$12.74	$10.65
Number of accumulation units outstanding at end of period	28,174	30,659	36,550	37,244	38,924	32,802	36,118	45,845	41,533	19,277
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2005)
Value at beginning of period	$18.11	$14.48	$12.10	$13.40	$11.73	$8.54	$14.55	$13.88	$11.97	$10.08
Value at end of period	$18.23	$18.11	$14.48	$12.10	$13.40	$11.73	$8.54	$14.55	$13.88	$11.97
Number of accumulation units outstanding at end of period	16,069	17,202	16,897	19,650	23,654	26,766	33,016	38,612	28,769	11,856
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$71.47	$59.32	$52.55	$51.80	$46.07	$35.06	$49.06	$47.66	$42.17	$39.69
Value at end of period	$79.04	$71.47	$59.32	$52.55	$51.80	$46.07	$35.06	$49.06	$47.66	$42.17
Number of accumulation units outstanding at end of period	209,035	239,051	267,564	307,029	346,896	417,723	488,672	615,667	721,525	927,696
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$44.74	$34.97	$30.26	$30.97	$27.32	$22.17	$34.97	$34.41	$29.30	$28.60
Value at end of period	$47.40	$44.74	$34.97	$30.26	$30.97	$27.32	$22.17	$34.97	$34.41	$29.30
Number of accumulation units outstanding at end of period	76,755	83,626	93,148	104,370	114,652	129,431	151,854	193,297	239,027	306,192

Equi-Select

A 6

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2007)
Value at beginning of period	$14.57	$10.64	$9.10	$9.35	$8.13	$5.78	$10.17	$10.10
Value at end of period	$15.57	$14.57	$10.64	$9.10	$9.35	$8.13	$5.78	$10.17
Number of accumulation units outstanding at end of period	20,791	17,489	21,920	17,421	19,099	25,756	685	1,180
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2005)
Value at beginning of period	$15.61	$13.84	$11.82	$13.68	$12.19	$8.99	$18.05	$15.18	$12.42	$10.02
Value at end of period	$15.22	$15.61	$13.84	$11.82	$13.68	$12.19	$8.99	$18.05	$15.18	$12.42
Number of accumulation units outstanding at end of period	5,140	5,340	6,588	8,922	9,909	12,166	19,834	26,557	15,279	4,534
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2006)
Value at beginning of period	$12.40	$10.49	$8.96	$10.36	$9.67	$7.44	$12.71	$11.18	$10.32
Value at end of period	$11.39	$12.40	$10.49	$8.96	$10.36	$9.67	$7.44	$12.71	$11.18
Number of accumulation units outstanding at end of period	339,420	391,251	460,471	27,850	29,126	40,513	36,368	25,118	3,678
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$31.63	$24.56	$20.46	$22.00	$20.71	$15.88	$26.69	$26.44	$21.99	$20.30
Value at end of period	$30.33	$31.63	$24.56	$20.46	$22.00	$20.71	$15.88	$26.69	$26.44	$21.99
Number of accumulation units outstanding at end of period	44,180	46,782	49,005	55,030	59,281	66,646	82,214	110,712	148,777	182,204

Equi-Select

A 7

Appendix B

The Investment Portfolios

The following investment portfolios are closed to new premiums and transfers.  Contract owners who have value in any of the closed investment portfolios may leave their contract value in these investments.

Closed Investment Portfolios
Columbia Small Cap Value Fund (Class B)	Voya Large Cap Growth Portfolio (Class S)
Fidelity® VIP Equity-Income Portfolio (Class S2)	Voya Limited Maturity Bond Portfolio (Class S)
Voya Global Value Advantage (Class S)	Voya SmallCap Opportunities Portfolio (Class S)
Voya Growth and Income Portfolio (Class S)	VY® Clarion Global Real Estate Portfolio (Class S)
Voya Index Plus LargeCap Portfolio (Class S)	VY® Clarion Real Estate Portfolio (Class S)
Voya Index Plus MidCap Portfolio (Class S)	VY® Columbia Small Cap Value II Portfolio (Class S)
Voya Index Plus SmallCap Portfolio (Class S)	VY® Invesco Equity and Income Portfolio (Class S)
Voya International Index Portfolio (Class S)	VY® JP Morgan Mid Cap Value Portfolio (Class S)

Open Investment Portfolios

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract.  The investment portfolios that are currently available for allocation are listed in this appendix.  You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives.  You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing.  Please refer to the fund prospectuses for this and additional information.

Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency.  Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940.  Fund prospectuses may be obtained free of charge, from Customer Service at the address and telephone number listed in the prospectus, by accessing the SEC’s web site or by contacting the SEC Public Reference Room.  If you received a summary prospectus for any of the funds available through your contract, you may also obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the fund's summary prospectus.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser.  The investment results of a fund may be higher or lower than those of other funds managed by the same adviser.  There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

Certain funds are designated as “fund of funds.”  Funds offered in a fund of funds structure (such as the Retirement Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities.

Consult with your investment professional to determine if the investment portfolios may be suited to your financial needs, investment time horizon and risk tolerance.  You should periodically review these factors to determine if you need to change your investment strategy.

Equi-Select - EQUI                                                                               B-1

Fund Name and Investment Adviser/Subadviser	Investment Objective
BlackRock Global Allocation V.I. Fund Investment Adviser: BlackRock Advisors, LLC	Seeks high total investment return.
Voya EURO STOXX 50® Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the EURO STOXX 50® Index.
Voya FTSE 100 Index® Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	A non-diversified Portfolio that seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the FTSE 100 Index®.
Voya Global Perspectives Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks total return.
Voya Global Value Advantage Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term growth of capital and current income.
Voya Growth and Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Voya Hang Seng Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	A non-diversified Portfolio that seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Hang Seng Index.
Voya High Yield Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide investor with a high level of current income and total return.
Voya Intermediate Bond Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Voya International Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted International Index.

Equi-Select - EQUI                                                                               B-2

Fund Name and Investment Adviser/Subadviser	Investment Objective
Voya Japan TOPIX Index® Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Tokyo Stock Price Index®.
Voya Large Cap Growth Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital growth.
Voya Large Cap Value Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term growth of capital and current income.
Voya Liquid Assets Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC	Seeks high level of current income consistent with the preservation of capital and liquidity.
Voya MidCap Opportunities Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital appreciation.

Voya Multi-Manager Large Cap Core Portfolio

Investment Adviser: Directed Services LLC

Subadviser: Columbia Management Investment Advisers, LLC and The London Company of Virginia d/b/a The London Company

Seeks reasonable income and capital growth.
Voya Retirement Conservative Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC	Seeks a high level of total return (consisting of capital appreciation and income) consistent with a conservative level of risk relative to the other Voya Retirement Portfolios.
Voya Retirement Growth Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC

Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of Voya Retirement Moderate Growth Portfolio.

Voya Retirement Moderate Growth Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC

Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of Voya Retirement Moderate Portfolio but less than that of Voya Retirement Growth Portfolio.

Voya Retirement Moderate Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC

Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of Voya Retirement Conservative Portfolio but less than that of Voya Retirement Moderate Growth Portfolio.

Equi-Select - EQUI                                                                               B-3

Fund Name and Investment Adviser/Subadviser	Investment Objective
Voya Russell™ Large Cap Growth Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.
Voya RussellTM Large Cap Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index.
Voya Russell™ Large Cap Value Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Value Index.
Voya Russell™ Mid Cap Growth Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Growth Index.
Voya RussellTM Mid Cap Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Index.
Voya RussellTM Small Cap Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell 2000® Index.
Voya Small Company Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks growth of capital primarily through investment in a diversified portfolio of common stocks of companies with smaller market capitalizations.
Voya U.S. Bond Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Barclays U.S. Aggregate Bond Index.
VY® Baron Growth Portfolio Investment Adviser: Directed Services LLC Subadviser: BAMCO, Inc.	Seeks capital appreciation.
VY® BlackRock Inflation Protected Bond Portfolio Investment Adviser: Directed Services LLC Subadviser: BlackRock Financial Management Inc.	A non-diversified Portfolio that seeks to maximize real return, consistent with preservation of real capital and prudent investment management.

Equi-Select - EQUI                                                                               B-4

Fund Name and Investment Adviser/Subadviser	Investment Objective
VY® Columbia Contrarian Core Portfolio Investment Adviser: Directed Services LLC Subadviser: Columbia Management Investment Advisers, LLC	Seeks total return, consisting of long-term capital appreciation and current income.
VY® DFA World Equity Portfolio Investment Adviser: Directed Services LLC Subadviser: Dimensional Fund Advisors LP	Seeks long-term capital appreciation.

VY® FMR® Diversified Mid Cap Portfolio*

Investment Adviser: Directed Services LLC

Subadviser: Fidelity Management & Research Company

* FMR is a registered service mark of Fidelity Management & Research Company. Used with permission.

Seeks long-term growth of capital.
VY® Franklin Income Portfolio Investment Adviser: Directed Services LLC Subadviser: Franklin Advisers, Inc.	Seeks to maximize income while maintaining prospects for capital appreciation.
VY® Franklin Mutual Shares Portfolio Investment Adviser: Directed Services LLC Subadviser: Franklin Mutual Advisers, LLC	Seeks capital appreciation and secondarily, income.
VY® Franklin Templeton Founding Strategy Portfolio Investment Adviser: Directed Services LLC	Seeks capital appreciation. Income is a seconday consideration.
VY® Invesco Comstock Portfolio Investment Adviser: Directed Services LLC Subadviser: Invesco Advisers, Inc.	Seeks capital growth and income.
VY® Invesco Equity and Income Portfolio Investment Adviser: Directed Services LLC Subadviser: Invesco Advisers, Inc.	Seeks total return, consisting of long-term capital appreciation and current income.
VY® Invesco Growth and Income Portfolio Investment Adviser: Directed Services LLC Subadviser: Invesco Advisers, Inc.	Seeks long-term growth of capital and income.
VY® JPMorgan Emerging Markets Equity Portfolio Investment Adviser: Directed Services LLC Subadviser: J.P. Morgan Investment Management Inc.	Seeks capital appreciation.

Equi-Select - EQUI                                                                               B-5

Fund Name and Investment Adviser/Subadviser	Investment Objective
VY® JPMorgan Small Cap Core Equity Portfolio Investment Adviser: Directed Services LLC Subadviser: J.P. Morgan Investment Management Inc.	Seeks capital growth over the long-term.
VY® Morgan Stanley Global Franchise Portfolio Investment Adviser: Directed Services LLC Subadviser: Morgan Stanley Investment Management Inc.	A non-diversified Portfolio that seeks long-term capital appreciation.
VY® Oppenheimer Global Portfolio Investment Adviser: Directed Services LLC Subadviser: OppenheimerFunds, Inc.	Seeks capital appreciation.
VY® T. Rowe Price Capital Appreciation Portfolio Investment Adviser: Directed Services LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.
VY® T. Rowe Price Equity Income Portfolio Investment Adviser: Directed Services LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks a high level of dividend income as well as long-term growth of capital through investments in stocks.
VY® T. Rowe Price Growth Equity Portfolio Investment Adviser: Directed Services LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term growth through investments in stocks.
VY® T. Rowe Price International Stock Portfolio Investment Adviser: Directed Services LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term growth of capital.
VY® Templeton Foreign Equity Portfolio Investment Adviser: Directed Services LLC Subadviser: Templeton Investment Counsel, LLC	Seeks long-term capital growth.
VY® Templeton Global Growth Portfolio Investment Adviser: Directed Services LLC Subadviser: Templeton Global Advisors Limited	Seeks capital appreciation. Current income is only an incidental consideration.

Equi-Select - EQUI                                                                               B-6

HSI is published and compiled by Hang Seng Indexes Company Limited pursuant to a license from Hang Seng Data Services Limited. The mark and name of the Index are proprietary to Hang Seng Data Services Limited. Hang Seng Indexes Company Limited and Hang Seng Data Services Limited have agreed to the use of, and reference to, the Index by Voya Investment Management Co. LLC and Voya Investments, LLC in connection with the Voya Hang Seng Portfolio (the “product”), but neither Hang Seng Indexes Company Limited nor Hang Seng Data Services Limited warrants or represents or guarantees to any broker or holder of the product or any other person: (i) the accuracy or completeness of any of the Index and its computation or any information related thereto; or (ii) the fitness or suitability for any purpose of any of the Index or any component or data comprised in it; or (iii) the results which may be obtained by any person from the use of any of the Index or any component or data comprised in it for any purpose, and no warranty or representation or guarantee of any kind whatsoever relating to the Index is given or may be implied. The process and basis of computation and compilation of the Index and any of the related formula or formulae, constituent stocks and factors may at any time be changed or altered by Hang Seng Indexes Company Limited without notice.

TO THE EXTENT PERMITTED BY APPLICABLE LAW, NO RESPONSIBILITY OR LIABILITY IS ACCEPTED BY HANG SENG INDEXES COMPANY LIMITED OR HANG SENG DATA SERVICES LIMITED: (I) IN RESPECT OF THE USE OF AND/OR REFERENCE TO THE INDEX BY VOYA INVESTMENT MANAGEMENT CO. LLC AND VOYA INVESTMENTS, LLC IN CONNECTION WITH THE PRODUCT; OR (II) FOR ANY INACCURACIES, OMISSIONS, MISTAKES OR ERRORS OF HANG SENG INDEXES COMPANY LIMITED IN THE COMPUTATION OF THE INDEX; OR (III) FOR ANY INACCURACIES, OMISSIONS, MISTAKES, ERRORS OR INCOMPLETENESS OF ANY INFORMATION USED IN CONNECTION WITH THE COMPUTATION OF THE INDEX WHICH IS SUPPLIED BY ANY OTHER PERSON; OR (IV) FOR ANY ECONOMIC OR OTHER LOSS WHICH MAY BE DIRECTLY OR INDIRECTLY SUSTAINED BY ANY BROKER OR HOLDER OF THE PRODUCT OR ANY OTHER PERSON DEALING WITH THE PRODUCT AS A RESULT OF ANY OF THE AFORESAID, AND NO CLAIMS, ACTIONS OR LEGAL PROCEEDINGS MAY BE BROUGHT AGAINST HANG SENG INDEXES COMPANY LIMITED AND/OR HANG SENG DATA SERVICES LIMITED IN CONNECTION WITH THE PRODUCT IN ANY MANNER WHATSOEVER BY ANY BROKER, HOLDER OR OTHER PERSON DEALING WITH THE PRODUCT. ANY BROKER, HOLDER OR OTHER PERSON DEALING WITH THE PRODUCT DOES SO THEREFORE IN FULL KNOWLEDGE OF THIS DISCLAIMER AND CAN PLACE NO RELIANCE WHATSOEVER ON HANG SENG INDEXES COMPANY LIMITED AND HANG SENG DATA SERVICES LIMITED. FOR THE AVOIDANCE OF DOUBT, THIS DISCLAIMER DOES NOT CREATE ANY CONTRACTUAL OR QUASI-CONTRACTUAL RELATIONSHIP BETWEEN ANY BROKER, HOLDER OR OTHER PERSON AND HANG SENG INDEXES COMPANY LIMITED AND/OR HANG SENG DATA SERVICES LIMITED AND MUST NOT BE CONSTRUED TO HAVE CREATED SUCH RELATIONSHIP.

Equi-Select - EQUI                                                                               B-7

APPENDIX C

Surrender Charge for Excess Withdrawals Example

The following assumes you made an initial premium payment of $25,000 and additional premium payments of $25,000 in each of the second and third contract years, for total premium payments under the Contract of $75,000.  It also assumes a withdrawal at the beginning of the fifth contract year of 30% of the contract value of $90,000.

In this example, $22,500 (sum of $15,000 earnings and $75,000 x .10) is the maximum free withdrawal amount that you may withdraw during the contract year without a surrender charge.  The total withdrawal would be $27,000 ($90,000 x .30).  Therefore, $4,500 ($27,000 - $22,500) is considered an excess withdrawal of a part of the initial premium payment of $25,000 and would be subject to a 4% surrender charge of $180 ($4,500 x .04).

Equi-Select - EQUI                                                                               C-1

PART B
Statement of Additional Information

VOYA EQUI-SELECT

Individual Flexible Premium Deferred Variable Annuity Contract

Issued by

SEPARATE ACCOUNT EQ

Of

VOYA INSURANCE AND ANNUITY COMPANY

This Statement of Additional Information is not a prospectus.  The information contained herein should be read in conjunction with the Prospectus for the Voya Insurance and Annuity Company Deferred Variable Annuity Contract, which is referred to herein.  The Prospectus sets forth information that a prospective investor ought to know before investing.  For a copy of the Prospectus, send a written request to Voya Insurance and Annuity Company, Customer Service, P.O. Box 9271 Des Moines, Iowa  50306-9271 or telephone 1-800-366-0066, or access the SEC’s website (http://www.sec.gov).

DATE OF PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION:

May 1, 2015

Item                                                                                                                                       Page

                                                                        i

Introduction

This Statement of Additional Information provides background information regarding Separate Account EQ.

Description of Voya Insurance and Annuity Company

We are an Iowa stock life insurance company, which was originally organized in 1973 under the insurance laws of Minnesota.  Prior to September 1, 2014, we were known as ING USA Annuity and Life Insurance Company.  Prior to January 1, 2004, we were known as Golden American Life Insurance Company.  We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya®”), which until April 7, 2014, was known as ING U.S., Inc.  In May 2013, the common stock of Voya began trading on the New York Stock Exchange under the symbol "VOYA" and Voya completed its initial public offering of common stock.

Prior to March 9, 2015, Voya was an affiliate of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. On March 9, 2015, ING completed a public secondary offering of Voya common stock (the “March 2015 Offering”) and also completed the sale of Voya common stock to Voya pursuant to the terms of a share repurchase agreement (the “March 2015 Direct Share Buyback”) (the March 2015 Offering and the March 2015 Direct Share Buyback collectively, the “March 2015 Transactions”). Upon completion of the March 2015 Transactions, ING has exited its stake in Voya common stock. As a result of the completion of the March 2015 Transactions, ING has satisfied the provisions of its agreement with the European Union regarding the divestment of its U.S. insurance and investment operations, which required ING to divest 100% of its ownership interest in Voya together with its subsidiaries, including the Company by the end of 2016.

We are authorized to sell insurance and annuities in all states, except New York, and the District of Columbia.  Although we are a subsidiary of Voya, Voya is not responsible for the obligations under the Contract.  The obligations under the Contract are solely the responsibility of Voya Insurance and Annuity Company.

Directed Services LLC, the distributor of the Contracts and the investment manager of the Voya Investors Trust, is also a wholly owned indirect subsidiary of Voya.  Voya also indirectly owns Voya Investments, LLC and Voya Investment Management Co. LLC, portfolio managers of the Voya Investors Trust and the investment managers of the Voya Variable Insurance Trust, Voya Variable Products Trust and Voya Variable Product Portfolios, respectively.

Separate Account EQ of Voya Insurance and Annuity Company

Separate Account EQ is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company.  The separate account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended.  Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts.  Each subaccount invests in the shares of only one of the funds offered under the contracts.  We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract.  The availability of the funds is subject to applicable regulatory authorization.  Not all funds are available in all jurisdictions or under all contracts.

Safekeeping of Assets

Voya Insurance and Annuity Company acts as its own custodian for Separate Account EQ.

                                                                       1

Experts

The statements of assets and liabilities of Separate Account EQ as of December 31, 2014, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the financial statements of the Company as of December 31, 2014 and 2013, and for each of the three years in the period ended December 31, 2014, included in the Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The primary business address of Ernst & Young LLP is Suite 1000, 55 Ivan Allen Jr. Boulevard, Atlanta, GA 30308.

Distribution of Contracts

The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous.  Directed Services LLC, an affiliate of Voya Insurance and Annuity Company, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products (the “variable insurance products”) issued by Voya Insurance and Annuity Company.  The contracts are distributed through registered representatives of other broker-dealers who have entered into selling agreements with Directed Services LLC.  For the years ended 2014, 2013 and 2012 commissions paid by Voya Insurance and Annuity Company, including amounts paid by its affiliated Companies, ReliaStar Life Insurance Company of New York and Voya Retirement Insurance and Annuity Company, to Directed Services LLC aggregated $244,889,657, $242,125,652, and $225,489,553, respectively.  All commissions received by the distributor were passed through to the broker-dealers who sold the contracts.  Directed Services LLC is located at One Orange Way, Windsor, CT 06095.

Under a management services agreement, last amended in 1995, Voya Insurance and Annuity Company provides to Directed Services LLC certain of its personnel to perform management, administrative and clerical services and the use of certain facilities.  Voya Insurance and Annuity Company charges Directed Services LLC for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and the remainder allocated based on the estimated amount of time spent by Voya Insurance and Annuity Company’s employees on behalf of Directed Services LLC.  In the opinion of management, this method of cost allocation is reasonable.  However effective January 1, 2010, this management services agreement was changed to an arms-length pricing agreement, whereas Voya Insurance and Annuity Company now receives a monthly fee from Directed Services LLC based on annual contractual rates by fund.  This fee, calculated as a percentage of average assets in the variable separate accounts, was $139,918,729, $147,389,859 and $141,124,215 for the years ended 2014, 2013 and 2012, respectively.

Published Ratings

From time to time, the rating of Voya Insurance and Annuity Company as an insurance company by A.M. Best may be referred to in advertisements or in reports to contract owners.  Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings.  These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry.  Best’s ratings range from A+ + to F.  An A++ and A+ ratings mean, in the opinion of A.M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.

                                                                       2

Accumulation Unit Value

The calculation of the Accumulation Unit Value (“AUV”) is discussed in the prospectus and below.  Note that in your Contract, accumulation unit value is referred to as the Index of Investment Experience.  The following illustrations show a calculation of a new AUV and the purchase of Units (using hypothetical examples).  Note that the examples below are calculated for a Contract issued with the death benefit option with the highest mortality and expense risk charge.  The mortality and expense risk charge associated with other death benefit options are lower than that used in the examples and would result in higher AUV’s or contract values.

ILLUSTRATION OF CALCULATION OF AUV

EXAMPLE 1.

1. AUV, beginning of period                                                               $10.00

2. Value of securities, beginning of period                                           $10.00

3. Change in value of securities                                                          $0.10

4. Gross investment return (3) divided by (2)                                       0.01

5. Less daily mortality and expense charge                                         0.00004280

6. Less asset based administrative charge                                           0.00000411

7. Net investment return (4) minus (5) minus (6)                                  0.009953092

8. Net investment factor (1.000000) plus (7)                                       1.009953092

9. AUV, end of period (1) multiplied by (8)                                         $10.09953092

ILLUSTRATION OF PURCHASE OF UNITS (ASSUMING NO STATE PREMIUM TAX)

EXAMPLE 2.

1. Initial premium payment                                                                  $1,000

2. AUV on effective date of purchase (see Example 1)                        $10.00

3. Number of units purchased (1) divided by (2)                                   100

4. AUV for valuation date following purchase (see Example 1)             $10.09953092

5. Contract Value in account for valuation date following purchase

 (3) multiplied by (4)                                                                           $1,009.95

Performance Information

From time to time, we may advertise or include in reports to contract owner’s performance information for the subaccounts of Separate Account EQ, including the average annual total return performance, yields and other nonstandard measures of performance.  Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Voya Liquid Assets Portfolio subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period.  Information on standard total average annual return performance will include average annual rates of total return for 1-, 5- and 10-year periods, or lesser periods depending on how long Separate Account EQ has been investing in the portfolio.  We may show other total returns for periods of less than one year.  We will base total return figures on the actual historic performance of the subaccounts of Separate Account EQ, assuming an investment at the beginning of the period when the separate account first invested in the portfolios, and withdrawal of the investment at the end of the period, adjusted to reflect the deduction of all applicable portfolio and current contract charges.  We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period.  Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges.  In addition, we may present historic performance data for the investment portfolios since their inception reduced by some or all of the fees and charges under the Contract.  Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account EQ.  This data is designed to show the performance that would have resulted if the Contract had been in existence before the separate account began investing in the portfolios.

                                                                       3

Current yield for the Voya Liquid Assets Portfolio subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then “annualized” (i.e., assuming that the 7-day yield would be received for 52 weeks).  We calculate “effective yield” for the Voya Liquid Assets Portfolio subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested.  The “effective yield” will thus be slightly higher than the “yield” because of the compounding effect of earnings.  We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period, assuming the selection of the Max 7 Enhanced Death Benefit and the MGIB optional benefit rider.  You should be aware that there is no guarantee that the Voya Liquid Assets Portfolio subaccount will have a positive or level return.

We may compare performance information for a subaccount to:  (i) the Standard & Poor’s 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and (iii) the Consumer Price Index (measure for inflation) to determine the real rate of return of an investment in the Contract.  Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions.  Please keep in mind that past performance is not a guarantee of future results.

Other Information

Registration statements have been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information.  Not all of the information set forth in the registration statements, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries.  For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

                                                                       4

FINANCIAL STATEMENTS
Voya Insurance and Annuity Company
Separate Account EQ
Year Ended December 31, 2014
with Report of Independent Registered Public Accounting Firm

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VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Financial Statements
Year Ended December 31, 2014

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Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
Voya Insurance and Annuity Company

We have audited the accompanying financial statements of Voya Insurance and Annuity Company Separate Account EQ (the “Account”) which comprise the statements of assets and liabilities of each of the investment divisions disclosed in Note 1 as of December 31, 2014, and the related statements of operations for the year or period then ended, and the statements of changes in net assets for the years or periods ended December 31, 2014 and 2013. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the transfer agents or fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the investment divisions disclosed in Note 1 constituting Voya Insurance and Annuity Company Separate Account EQ at December 31, 2014, the results of their operations for the year or period then ended, and the changes in their net assets for the years or periods ended December 31, 2014 and 2013, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia
April 24, 2015

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	BlackRock Global Allocation V.I. Fund - Class III Shares	Columbia Small Cap Value Fund, Variable Series - Class B Shares	Fidelity® VIP Equity-Income Portfolio - Service Class 2	ClearBridge Variable Large Cap Value Portfolio - Class I	Legg Mason Variable Lifestyle Allocation 50%
Assets
Investments in mutual funds
at fair value	$712	$154	$64	$11,203	$8,898
Total assets	712	154	64	11,203	8,898
Net assets	$712	$154	$64	$11,203	$8,898

Total number of mutual fund shares	50,220	8,390	2,666	575,390	611,968

Cost of mutual fund shares	$727	$129	$53	$9,489	$7,058
The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Legg Mason Variable Lifestyle Allocation 70%	Legg Mason Variable Lifestyle Allocation 85%	Western Asset Variable High Income Portfolio	Voya Intermediate Bond Portfolio - Class S	Voya Global Perspectives Portfolio - Class A
Assets
Investments in mutual funds
at fair value	$7,963	$5,577	$2,800	$5,956	$18
Total assets	7,963	5,577	2,800	5,956	18
Net assets	$7,963	$5,577	$2,800	$5,956	$18

Total number of mutual fund shares	550,695	339,048	499,953	464,190	1,695

Cost of mutual fund shares	$5,751	$4,069	$2,752	$5,914	$17

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Global Resources Portfolio - Adviser Class	Voya Global Resources Portfolio - Service Class	Voya High Yield Portfolio - Service Class	Voya Large Cap Growth Portfolio - Adviser Class	Voya Large Cap Growth Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$144	$1,137	$1,828	$2,465	$17,466
Total assets	144	1,137	1,828	2,465	17,466
Net assets	$144	$1,137	$1,828	$2,465	$17,466

Total number of mutual fund shares	8,038	61,764	181,010	129,440	885,699

Cost of mutual fund shares	$156	$996	$1,879	$1,835	$16,367

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Large Cap Value Portfolio - Service Class	Voya Limited Maturity Bond Portfolio - Service Class	Voya Liquid Assets Portfolio - Service Class	Voya Multi-Manager Large Cap Core Portfolio - Service Class	Voya Retirement Conservative Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$2,875	$2,117	$11,416	$66	$564
Total assets	2,875	2,117	11,416	66	564
Net assets	$2,875	$2,117	$11,416	$66	$564

Total number of mutual fund shares	232,444	207,737	11,415,535	4,224	60,216

Cost of mutual fund shares	$2,666	$2,167	$11,416	$56	$570

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Retirement Growth Portfolio - Adviser Class	Voya Retirement Moderate Growth Portfolio - Adviser Class	Voya Retirement Moderate Portfolio - Adviser Class	Voya U.S. Bond Index Portfolio - Class S	VY® BlackRock Inflation Protected Bond Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$4,417	$2,702	$2,149	$215	$495
Total assets	4,417	2,702	2,149	215	495
Net assets	$4,417	$2,702	$2,149	$215	$495

Total number of mutual fund shares	324,041	199,550	169,491	20,045	52,198

Cost of mutual fund shares	$3,144	$2,034	$1,785	$216	$552

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	VY® Clarion Global Real Estate Portfolio - Service Class	VY® Clarion Real Estate Portfolio - Service Class	VY® DFA World Equity Portfolio - Service Class	VY® FMR Diversified Mid Cap Portfolio - Service Class	VY® Franklin Income Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$102	$1,927	$45	$8,979	$1,495
Total assets	102	1,927	45	8,979	1,495
Net assets	$102	$1,927	$45	$8,979	$1,495

Total number of mutual fund shares	8,266	54,961	4,162	486,429	131,642

Cost of mutual fund shares	$66	$1,017	$39	$7,072	$1,414

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	VY® Franklin Mutual Shares Portfolio - Service Class	VY® Franklin Templeton Founding Strategy Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$265	$355	$12,123	$1,619	$530
Total assets	265	355	12,123	1,619	530
Net assets	$265	$355	$12,123	$1,619	$530

Total number of mutual fund shares	22,879	32,329	380,854	93,700	25,861

Cost of mutual fund shares	$187	$317	$9,022	$1,615	$412

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	VY® Morgan Stanley Global Franchise Portfolio - Service Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Equity Income Portfolio - Service Class	VY® T. Rowe Price International Stock Portfolio - Service Class	VY® Templeton Global Growth Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$580	$16,522	$3,638	$78	$1,340
Total assets	580	16,522	3,638	78	1,340
Net assets	$580	$16,522	$3,638	$78	$1,340

Total number of mutual fund shares	33,668	573,486	220,631	6,046	86,673

Cost of mutual fund shares	$565	$13,088	$2,676	$71	$1,094

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	VY® Baron Growth Portfolio - Service Class	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$516	$233	$205	$450	$34,418
Total assets	516	233	205	450	34,418
Net assets	$516	$233	$205	$450	$34,418

Total number of mutual fund shares	16,426	9,516	12,350	27,198	738,743

Cost of mutual fund shares	$367	$161	$81	$375	$35,107

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	VY® Invesco Equity and Income Portfolio - Service 2 Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® Oppenheimer Global Portfolio - Service Class	VY® T. Rowe Price Growth Equity Portfolio - Service Class	VY® Templeton Foreign Equity Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$768	$237	$293	$324	$3,866
Total assets	768	237	293	324	3,866
Net assets	$768	$237	$293	$324	$3,866

Total number of mutual fund shares	16,681	10,430	16,025	3,665	323,514

Cost of mutual fund shares	$747	$203	$217	$286	$3,119

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Growth and Income Portfolio - Class A	Voya Growth and Income Portfolio - Class I	Voya Growth and Income Portfolio - Class S	Voya Euro STOXX 50® Index Portfolio - Class A	Voya FTSE 100® Index Portfolio - Class A
Assets
Investments in mutual funds
at fair value	$1,544	$9,303	$2,913	$71	$44
Total assets	1,544	9,303	2,913	71	44
Net assets	$1,544	$9,303	$2,913	$71	$44

Total number of mutual fund shares	50,984	303,727	96,103	6,835	3,892

Cost of mutual fund shares	$1,238	$7,439	$2,133	$74	$47

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Global Value Advantage Portfolio - Class S	Voya Hang Seng Index Portfolio - Class S	Voya Index Plus LargeCap Portfolio - Class S	Voya Index Plus MidCap Portfolio - Class S	Voya Index Plus SmallCap Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$69	$54	$287	$331	$369
Total assets	69	54	287	331	369
Net assets	$69	$54	$287	$331	$369

Total number of mutual fund shares	7,475	3,787	12,872	13,620	16,299

Cost of mutual fund shares	$63	$54	$192	$235	$229

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya International Index Portfolio - Class A	Voya International Index Portfolio - Class S	Voya Japan TOPIX® Index Portfolio - Class A	Voya Russell™ Large Cap Growth Index Portfolio - Class S	Voya Russell™ Large Cap Index Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$1,909	$140	$8	$340	$33,418
Total assets	1,909	140	8	340	33,418
Net assets	$1,909	$140	$8	$340	$33,418

Total number of mutual fund shares	207,727	15,041	833	14,031	2,112,410

Cost of mutual fund shares	$2,002	$126	$9	$279	$17,090

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Russell™ Large Cap Value Index Portfolio - Class S	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Russell™ Mid Cap Index Portfolio - Class S	Voya Russell™ Small Cap Index Portfolio - Class S	Voya Small Company Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$160	$12,637	$471	$770	$182
Total assets	160	12,637	471	770	182
Net assets	$160	$12,637	$471	$770	$182

Total number of mutual fund shares	8,016	464,761	27,485	47,061	7,984

Cost of mutual fund shares	$119	$5,646	$388	$654	$160

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$23,622	$10
Total assets	23,622	10
Net assets	$23,622	$10

Total number of mutual fund shares	1,611,343	375

Cost of mutual fund shares	$17,106	$8

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	BlackRock Global Allocation V.I. Fund - Class III Shares	Columbia Small Cap Value Fund, Variable Series - Class B Shares	Fidelity® VIP Equity-Income Portfolio - Service Class 2	ClearBridge Variable Large Cap Value Portfolio - Class I	Legg Mason Variable Lifestyle Allocation 50%
Net investment income (loss)
Investment income:
Dividends	$16	$1	$2	$199	$228
Expenses:
Mortality, expense risk and other charges	11	2	1	158	130
Total expenses	11	2	1	158	130
Net investment income (loss)	5	(1)	1	41	98

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	23	—	—	169	151
Capital gains distributions	62	19	1	837	—
Total realized gain (loss) on investments
and capital gains distributions	85	19	1	1,006	151
Net unrealized appreciation
(depreciation) of investments	(86)	(15)	4	41	59
Net realized and unrealized gain (loss)
on investments	(1)	4	5	1,047	210
Net increase (decrease) in net assets
resulting from operations	$4	$3	$6	$1,088	$308

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Legg Mason Variable Lifestyle Allocation 70%	Legg Mason Variable Lifestyle Allocation 85%	Western Asset Variable High Income Portfolio	Voya Intermediate Bond Portfolio - Class S	ING American Funds Asset Allocation Portfolio
Net investment income (loss)
Investment income:
Dividends	$154	$100	$214	$185	$6
Expenses:
Mortality, expense risk and other charges	117	83	44	72	2
Total expenses	117	83	44	72	2
Net investment income (loss)	37	17	170	113	4

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	570	339	168	28	(142)
Capital gains distributions	—	179	—	—	248
Total realized gain (loss) on investments
and capital gains distributions	570	518	168	28	106
Net unrealized appreciation
(depreciation) of investments	(323)	(352)	(379)	77	(117)
Net realized and unrealized gain (loss)
on investments	247	166	(211)	105	(11)
Net increase (decrease) in net assets
resulting from operations	$284	$183	$(41)	$218	$(7)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	ING American Funds Global Growth and Income Portfolio	ING American Funds International Growth and Income Portfolio	ING American Funds International Portfolio	ING American Funds World Allocation Portfolio	ING Bond Portfolio
Net investment income (loss)
Investment income:
Dividends	$1	$1	$18	$—	$16
Expenses:
Mortality, expense risk and other charges	—	—	6	—	1
Total expenses	—	—	6	—	1
Net investment income (loss)	1	1	12	—	15

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(3)	(2)	447	(2)	(43)
Capital gains distributions	4	4	30	4	—
Total realized gain (loss) on investments
and capital gains distributions	1	2	477	2	(43)
Net unrealized appreciation
(depreciation) of investments	(2)	(5)	(582)	(3)	36
Net realized and unrealized gain (loss)
on investments	(1)	(3)	(105)	(1)	(7)
Net increase (decrease) in net assets
resulting from operations	$—	$(2)	$(93)	$(1)	$8

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	ING Total Return Bond Portfolio - Service Class	Voya Global Perspectives Portfolio - Class A	Voya Global Resources Portfolio - Adviser Class	Voya Global Resources Portfolio - Service Class	Voya High Yield Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$148	$—	$1	$15	$117
Expenses:
Mortality, expense risk and other charges	14	—	2	21	28
Total expenses	14	—	2	21	28
Net investment income (loss)	134	—	(1)	(6)	89

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(426)	1	2	(7)	20
Capital gains distributions	113	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	(313)	1	2	(7)	20
Net unrealized appreciation
(depreciation) of investments	233	1	(22)	(145)	(112)
Net realized and unrealized gain (loss)
on investments	(80)	2	(20)	(152)	(92)
Net increase (decrease) in net assets
resulting from operations	$54	$2	$(21)	$(158)	$(3)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Large Cap Growth Portfolio - Adviser Class	Voya Large Cap Growth Portfolio - Service Class	Voya Large Cap Value Portfolio - Service Class	Voya Limited Maturity Bond Portfolio - Service Class	Voya Liquid Assets Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$2	$4	$49	$15	$—
Expenses:
Mortality, expense risk and other charges	34	120	34	32	172
Total expenses	34	120	34	32	172
Net investment income (loss)	(32)	(116)	15	(17)	(172)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	111	145	169	(13)	—
Capital gains distributions	183	78	35	—	2
Total realized gain (loss) on investments
and capital gains distributions	294	223	204	(13)	2
Net unrealized appreciation
(depreciation) of investments	(7)	968	(65)	14	—
Net realized and unrealized gain (loss)
on investments	287	1,191	139	1	2
Net increase (decrease) in net assets
resulting from operations	$255	$1,075	$154	$(16)	$(170)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Multi-Manager Large Cap Core Portfolio - Service Class	Voya Retirement Conservative Portfolio - Adviser Class	Voya Retirement Growth Portfolio - Adviser Class	Voya Retirement Moderate Growth Portfolio - Adviser Class	Voya Retirement Moderate Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$1	$17	$76	$46	$63
Expenses:
Mortality, expense risk and other charges	1	8	66	39	31
Total expenses	1	8	66	39	31
Net investment income (loss)	—	9	10	7	32

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	7	323	106	65
Capital gains distributions	4	20	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	4	27	323	106	65
Net unrealized appreciation
(depreciation) of investments	4	(11)	(151)	1	(15)
Net realized and unrealized gain (loss)
on investments	8	16	172	107	50
Net increase (decrease) in net assets
resulting from operations	$8	$25	$182	$114	$82

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya U.S. Bond Index Portfolio - Class S	VY® BlackRock Health Sciences Opportunities Portfolio - Service Class	VY® BlackRock Inflation Protected Bond Portfolio - Service Class	VY® BlackRock Large Cap Growth Portfolio - Service Class	VY® Clarion Global Real Estate Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$4	$2	$7	$1	$1
Expenses:
Mortality, expense risk and other charges	4	4	7	2	1
Total expenses	4	4	7	2	1
Net investment income (loss)	—	(2)	—	(1)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(4)	30	(17)	46	8
Capital gains distributions	—	224	—	40	—
Total realized gain (loss) on investments
and capital gains distributions	(4)	254	(17)	86	8
Net unrealized appreciation
(depreciation) of investments	14	(196)	24	(74)	4
Net realized and unrealized gain (loss)
on investments	10	58	7	12	12
Net increase (decrease) in net assets
resulting from operations	$10	$56	$7	$11	$12

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	VY® Clarion Real Estate Portfolio - Service Class	VY® DFA World Equity Portfolio - Service Class	VY® FMR Diversified Mid Cap Portfolio - Service Class	VY® Franklin Income Portfolio - Service Class	VY® Franklin Mutual Shares Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$25	$1	$21	$58	$3
Expenses:
Mortality, expense risk and other charges	26	1	131	21	4
Total expenses	26	1	131	21	4
Net investment income (loss)	(1)	—	(110)	37	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	120	4	418	24	8
Capital gains distributions	—	—	1,502	—	—
Total realized gain (loss) on investments
and capital gains distributions	120	4	1,920	24	8
Net unrealized appreciation
(depreciation) of investments	344	(4)	(1,406)	(12)	8
Net realized and unrealized gain (loss)
on investments	464	—	514	12	16
Net increase (decrease) in net assets
resulting from operations	$463	$—	$404	$49	$15

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	VY® Franklin Templeton Founding Strategy Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	VY® Marsico Growth Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$8	$142	$16	$2	$—
Expenses:
Mortality, expense risk and other charges	5	172	25	8	122
Total expenses	5	172	25	8	122
Net investment income (loss)	3	(30)	(9)	(6)	(122)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	47	316	(50)	72	4,644
Capital gains distributions	—	774	173	47	4,640
Total realized gain (loss) on investments
and capital gains distributions	47	1,090	123	119	9,284
Net unrealized appreciation
(depreciation) of investments	(49)	(50)	(120)	(79)	(8,580)
Net realized and unrealized gain (loss)
on investments	(2)	1,040	3	40	704
Net increase (decrease) in net assets
resulting from operations	$1	$1,010	$(6)	$34	$582

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	VY® MFS Total Return Portfolio - Service Class	VY® MFS Utilities Portfolio - Service Class	VY® Morgan Stanley Global Franchise Portfolio - Service Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Equity Income Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$1,095	$24	$10	$212	$68
Expenses:
Mortality, expense risk and other charges	277	9	8	234	52
Total expenses	277	9	8	234	52
Net investment income (loss)	818	15	2	(22)	16

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,739	154	15	314	8
Capital gains distributions	4,652	335	44	1,385	260
Total realized gain (loss) on investments
and capital gains distributions	6,391	489	59	1,699	268
Net unrealized appreciation
(depreciation) of investments	(5,470)	(346)	(45)	(3)	(74)
Net realized and unrealized gain (loss)
on investments	921	143	14	1,696	194
Net increase (decrease) in net assets
resulting from operations	$1,739	$158	$16	$1,674	$210
The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	VY® T. Rowe Price International Stock Portfolio - Service Class	VY® Templeton Global Growth Portfolio - Service Class	VY® Baron Growth Portfolio - Service Class	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$1	$17	$—	$2	$—
Expenses:
Mortality, expense risk and other charges	1	21	8	3	3
Total expenses	1	21	8	3	3
Net investment income (loss)	—	(4)	(8)	(1)	(3)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3	33	42	17	16
Capital gains distributions	—	—	9	28	—
Total realized gain (loss) on investments
and capital gains distributions	3	33	51	45	16
Net unrealized appreciation
(depreciation) of investments	(6)	(85)	(29)	(19)	(7)
Net realized and unrealized gain (loss)
on investments	(3)	(52)	22	26	9
Net increase (decrease) in net assets
resulting from operations	$(3)	$(56)	$14	$25	$6

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Service 2 Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® Oppenheimer Global Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$9	$481	$11	$2	$3
Expenses:
Mortality, expense risk and other charges	6	226	10	3	5
Total expenses	6	226	10	3	5
Net investment income (loss)	3	255	1	(1)	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	71	35	7	18	10
Capital gains distributions	—	940	23	14	5
Total realized gain (loss) on investments
and capital gains distributions	71	975	30	32	15
Net unrealized appreciation
(depreciation) of investments	(46)	(770)	21	2	(10)
Net realized and unrealized gain (loss)
on investments	25	205	51	34	5
Net increase (decrease) in net assets
resulting from operations	$28	$460	$52	$33	$3

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	VY® T. Rowe Price Growth Equity Portfolio - Service Class	VY® Templeton Foreign Equity Portfolio - Service Class	Voya Growth and Income Portfolio - Class A	Voya Growth and Income Portfolio - Class I	Voya Growth and Income Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$—	$98	$23	$182	$50
Expenses:
Mortality, expense risk and other charges	4	63	22	132	43
Total expenses	4	63	22	132	43
Net investment income (loss)	(4)	35	1	50	7

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	27	199	72	307	225
Capital gains distributions	19	—	170	1,013	321
Total realized gain (loss) on investments
and capital gains distributions	46	199	242	1,320	546
Net unrealized appreciation
(depreciation) of investments	(21)	(590)	(115)	(547)	(299)
Net realized and unrealized gain (loss)
on investments	25	(391)	127	773	247
Net increase (decrease) in net assets
resulting from operations	$21	$(356)	$128	$823	$254

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Euro STOXX 50® Index Portfolio - Class A	Voya FTSE 100® Index Portfolio - Class A	Voya Global Value Advantage Portfolio - Class S	Voya Hang Seng Index Portfolio - Class S	Voya Index Plus LargeCap Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$2	$2	$2	$1	$4
Expenses:
Mortality, expense risk and other charges	1	1	1	1	4
Total expenses	1	1	1	1	4
Net investment income (loss)	1	1	1	—	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3	—	2	2	12
Capital gains distributions	—	4	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	3	4	2	2	12
Net unrealized appreciation
(depreciation) of investments	(12)	(9)	—	(2)	20
Net realized and unrealized gain (loss)
on investments	(9)	(5)	2	—	32
Net increase (decrease) in net assets
resulting from operations	$(8)	$(4)	$3	$—	$32

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Index Plus MidCap Portfolio - Class S	Voya Index Plus SmallCap Portfolio - Class S	Voya International Index Portfolio - Class A	Voya International Index Portfolio - Class S	Voya Japan TOPIX® Index Portfolio - Class A
Net investment income (loss)
Investment income:
Dividends	$2	$1	$18	$1	$—
Expenses:
Mortality, expense risk and other charges	5	5	24	2	—
Total expenses	5	5	24	2	—
Net investment income (loss)	(3)	(4)	(6)	(1)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	33	18	8	15	(1)
Capital gains distributions	14	—	—	—	1
Total realized gain (loss) on investments
and capital gains distributions	47	18	8	15	—
Net unrealized appreciation
(depreciation) of investments	(20)	(1)	(93)	(29)	(2)
Net realized and unrealized gain (loss)
on investments	27	17	(85)	(14)	(2)
Net increase (decrease) in net assets
resulting from operations	$24	$13	$(91)	$(15)	$(2)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Russell™ Large Cap Growth Index Portfolio - Class S	Voya Russell™ Large Cap Index Portfolio - Class S	Voya Russell™ Large Cap Value Index Portfolio - Class S	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Russell™ Mid Cap Index Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$4	$464	$2	$28	$5
Expenses:
Mortality, expense risk and other charges	5	468	2	179	7
Total expenses	5	468	2	179	7
Net investment income (loss)	(1)	(4)	—	(151)	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	29	2,435	2	1,268	38
Capital gains distributions	—	—	2	—	17
Total realized gain (loss) on investments
and capital gains distributions	29	2,435	4	1,268	55
Net unrealized appreciation
(depreciation) of investments	10	1,023	11	37	(3)
Net realized and unrealized gain (loss)
on investments	39	3,458	15	1,305	52
Net increase (decrease) in net assets
resulting from operations	$38	$3,454	$15	$1,154	$50

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Russell™ Small Cap Index Portfolio - Class S	Voya Small Company Portfolio - Class S	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$6	$—	$77	$—
Expenses:
Mortality, expense risk and other charges	10	2	333	—
Total expenses	10	2	333	—
Net investment income (loss)	(4)	(2)	(256)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	17	2	1,349	—
Capital gains distributions	42	14	3,620	1
Total realized gain (loss) on investments
and capital gains distributions	59	16	4,969	1
Net unrealized appreciation
(depreciation) of investments	(31)	(7)	(3,134)	—
Net realized and unrealized gain (loss)
on investments	28	9	1,835	1
Net increase (decrease) in net assets
resulting from operations	$24	$7	$1,579	$1

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	BlackRock Global Allocation V.I. Fund - Class III Shares	Columbia Small Cap Value Fund, Variable Series - Class B Shares	Fidelity® VIP Equity-Income Portfolio - Service Class 2	ClearBridge Variable Large Cap Value Portfolio - Class I
Net assets at January 1, 2013	$878	$176	$87	$9,535

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	—	1	21
Total realized gain (loss) on investments
and capital gains distributions	90	(10)	3	528
Net unrealized appreciation (depreciation)
of investments	21	57	17	2,215
Net increase (decrease) in net assets resulting from
operations	106	47	21	2,764
Changes from principal transactions:
Premiums	14	1	—	280
Death benefits	—	—	—	(600)
Surrenders and withdrawals	(243)	(44)	(6)	(739)
Contract charges	(1)	—	—	(6)
Transfers between Divisions
(including fixed account), net	37	(19)	(12)	(18)
Increase (decrease) in net assets derived from
principal transactions	(193)	(62)	(18)	(1,083)
Total increase (decrease) in net assets	(87)	(15)	3	1,681
Net assets at December 31, 2013	791	161	90	11,216

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	(1)	1	41
Total realized gain (loss) on investments
and capital gains distributions	85	19	1	1,006
Net unrealized appreciation (depreciation)
of investments	(86)	(15)	4	41
Net increase (decrease) in net assets resulting from
operations	4	3	6	1,088
Changes from principal transactions:
Premiums	7	—	—	17
Death benefits	(26)	—	—	(97)
Surrenders and withdrawals	(94)	(10)	(32)	(1,064)
Contract charges	—	—	—	(3)
Cost of insurance and administrative charges	(1)	—	—	(10)
Transfers between Divisions
(including fixed account), net	31	—	—	56
Increase (decrease) in net assets derived from
principal transactions	(83)	(10)	(32)	(1,101)
Total increase (decrease) in net assets	(79)	(7)	(26)	(13)
Net assets at December 31, 2014	$712	$154	$64	$11,203

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Legg Mason Variable Lifestyle Allocation 50%	Legg Mason Variable Lifestyle Allocation 70%	Legg Mason Variable Lifestyle Allocation 85%	Western Asset Variable High Income Portfolio
Net assets at January 1, 2013	$9,075	$8,145	$5,476	$3,552

Increase (decrease) in net assets
Operations:
Net investment income (loss)	55	10	12	183
Total realized gain (loss) on investments
and capital gains distributions	223	537	229	(47)
Net unrealized appreciation (depreciation)
of investments	901	1,006	1,041	121
Net increase (decrease) in net assets resulting from
operations	1,179	1,553	1,282	257
Changes from principal transactions:
Premiums	9	8	9	14
Death benefits	(85)	(35)	(26)	(135)
Surrenders and withdrawals	(1,015)	(1,013)	(659)	(387)
Contract charges	(33)	(33)	(31)	(14)
Transfers between Divisions
(including fixed account), net	136	22	(13)	(87)
Increase (decrease) in net assets derived from
principal transactions	(988)	(1,051)	(720)	(609)
Total increase (decrease) in net assets	191	502	562	(352)
Net assets at December 31, 2013	9,266	8,647	6,038	3,200

Increase (decrease) in net assets
Operations:
Net investment income (loss)	98	37	17	170
Total realized gain (loss) on investments
and capital gains distributions	151	570	518	168
Net unrealized appreciation (depreciation)
of investments	59	(323)	(352)	(379)
Net increase (decrease) in net assets resulting from
operations	308	284	183	(41)
Changes from principal transactions:
Premiums	6	11	8	4
Death benefits	(104)	(47)	(172)	(10)
Surrenders and withdrawals	(587)	(860)	(418)	(373)
Contract charges	—	—	—	—
Cost of insurance and administrative charges	(7)	(9)	(8)	(3)
Transfers between Divisions
(including fixed account), net	16	(63)	(54)	23
Increase (decrease) in net assets derived from
principal transactions	(676)	(968)	(644)	(359)
Total increase (decrease) in net assets	(368)	(684)	(461)	(400)
Net assets at December 31, 2014	$8,898	$7,963	$5,577	$2,800

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Intermediate Bond Portfolio - Class S	ING American Funds Asset Allocation Portfolio	ING American Funds Global Growth and Income Portfolio	ING American Funds International Growth and Income Portfolio
Net assets at January 1, 2013	$1,954	$450	$15	$18

Increase (decrease) in net assets
Operations:
Net investment income (loss)	24	(2)	1	1
Total realized gain (loss) on investments
and capital gains distributions	28	25	3	2
Net unrealized appreciation (depreciation)
of investments	(86)	82	1	3
Net increase (decrease) in net assets resulting from
operations	(34)	105	5	6
Changes from principal transactions:
Premiums	9	10	—	—
Death benefits	—	—	—	—
Surrenders and withdrawals	(220)	(61)	(1)	(11)
Contract charges	—	—	—	—
Transfers between Divisions
(including fixed account), net	(202)	153	4	24
Increase (decrease) in net assets derived from
principal transactions	(413)	102	3	13
Total increase (decrease) in net assets	(447)	207	8	19
Net assets at December 31, 2013	1,507	657	23	37

Increase (decrease) in net assets
Operations:
Net investment income (loss)	113	4	1	1
Total realized gain (loss) on investments
and capital gains distributions	28	106	1	2
Net unrealized appreciation (depreciation)
of investments	77	(117)	(2)	(5)
Net increase (decrease) in net assets resulting from
operations	218	(7)	—	(2)
Changes from principal transactions:
Premiums	36	1	—	—
Death benefits	(8)	—	—	—
Surrenders and withdrawals	(695)	(2)	—	(16)
Contract charges	(1)	—	—	—
Cost of insurance and administrative charges	(4)	—	—	—
Transfers between Divisions
(including fixed account), net	4,903	(649)	(23)	(19)
Increase (decrease) in net assets derived from
principal transactions	4,231	(650)	(23)	(35)
Total increase (decrease) in net assets	4,449	(657)	(23)	(37)
Net assets at December 31, 2014	$5,956	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	ING American Funds International Portfolio	ING American Funds World Allocation Portfolio	ING Bond Portfolio	ING Total Return Bond Portfolio - Service Class
Net assets at January 1, 2013	$2,262	$43	$574	$6,043

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(12)	—	(1)	103
Total realized gain (loss) on investments
and capital gains distributions	(62)	(1)	43	113
Net unrealized appreciation (depreciation)
of investments	470	5	(57)	(395)
Net increase (decrease) in net assets resulting from
operations	396	4	(15)	(179)
Changes from principal transactions:
Premiums	64	—	8	51
Death benefits	(3)	—	—	(55)
Surrenders and withdrawals	(363)	(6)	(59)	(992)
Contract charges	(3)	—	—	(15)
Transfers between Divisions
(including fixed account), net	(36)	(11)	(91)	(56)
Increase (decrease) in net assets derived from
principal transactions	(341)	(17)	(142)	(1,067)
Total increase (decrease) in net assets	55	(13)	(157)	(1,246)
Net assets at December 31, 2013	2,317	30	417	4,797

Increase (decrease) in net assets
Operations:
Net investment income (loss)	12	—	15	134
Total realized gain (loss) on investments
and capital gains distributions	477	2	(43)	(313)
Net unrealized appreciation (depreciation)
of investments	(582)	(3)	36	233
Net increase (decrease) in net assets resulting from
operations	(93)	(1)	8	54
Changes from principal transactions:
Premiums	10	—	2	10
Death benefits	—	—	(1)	(7)
Surrenders and withdrawals	(73)	(6)	(15)	(232)
Contract charges	—	—	—	(1)
Cost of insurance and administrative charges	—	—	—	(1)
Transfers between Divisions
(including fixed account), net	(2,161)	(23)	(411)	(4,620)
Increase (decrease) in net assets derived from
principal transactions	(2,224)	(29)	(425)	(4,851)
Total increase (decrease) in net assets	(2,317)	(30)	(417)	(4,797)
Net assets at December 31, 2014	$—	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Global Perspectives Portfolio - Class A	Voya Global Resources Portfolio - Adviser Class	Voya Global Resources Portfolio - Service Class	Voya High Yield Portfolio - Service Class
Net assets at January 1, 2013	$—	$141	$1,553	$2,192

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(1)	(7)	89
Total realized gain (loss) on investments
and capital gains distributions	—	(4)	(28)	32
Net unrealized appreciation (depreciation)
of investments	—	20	211	(37)
Net increase (decrease) in net assets resulting from
operations	—	15	176	84
Changes from principal transactions:
Premiums	—	7	1	28
Death benefits	—	—	—	(19)
Surrenders and withdrawals	—	(32)	(101)	(217)
Contract charges	—	—	(1)	(1)
Transfers between Divisions
(including fixed account), net	—	50	(65)	(99)
Increase (decrease) in net assets derived from
principal transactions	—	25	(166)	(308)
Total increase (decrease) in net assets	—	40	10	(224)
Net assets at December 31, 2013	—	181	1,563	1,968

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(1)	(6)	89
Total realized gain (loss) on investments
and capital gains distributions	1	2	(7)	20
Net unrealized appreciation (depreciation)
of investments	1	(22)	(145)	(112)
Net increase (decrease) in net assets resulting from
operations	2	(21)	(158)	(3)
Changes from principal transactions:
Premiums	—	6	1	25
Death benefits	—	(3)	(26)	(36)
Surrenders and withdrawals	(1)	(33)	(217)	(331)
Contract charges	—	—	(1)	—
Cost of insurance and administrative charges	—	—	(1)	(1)
Transfers between Divisions
(including fixed account), net	17	14	(24)	206
Increase (decrease) in net assets derived from
principal transactions	16	(16)	(268)	(137)
Total increase (decrease) in net assets	18	(37)	(426)	(140)
Net assets at December 31, 2014	$18	$144	$1,137	$1,828

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Large Cap Growth Portfolio - Adviser Class	Voya Large Cap Growth Portfolio - Service Class	Voya Large Cap Value Portfolio - Service Class	Voya Limited Maturity Bond Portfolio - Service Class
Net assets at January 1, 2013	$2,300	$173	$433	$2,869

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(25)	(4)	—	(14)
Total realized gain (loss) on investments
and capital gains distributions	116	31	57	(30)
Net unrealized appreciation (depreciation)
of investments	519	120	231	25
Net increase (decrease) in net assets resulting from
operations	610	147	288	(19)
Changes from principal transactions:
Premiums	6	—	5	1
Death benefits	—	—	(1)	(159)
Surrenders and withdrawals	(274)	(47)	(101)	(257)
Contract charges	(2)	(1)	(1)	(26)
Transfers between Divisions
(including fixed account), net	(124)	863	1,643	(15)
Increase (decrease) in net assets derived from
principal transactions	(394)	815	1,545	(456)
Total increase (decrease) in net assets	216	962	1,833	(475)
Net assets at December 31, 2013	2,516	1,135	2,266	2,394

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(32)	(116)	15	(17)
Total realized gain (loss) on investments
and capital gains distributions	294	223	204	(13)
Net unrealized appreciation (depreciation)
of investments	(7)	968	(65)	14
Net increase (decrease) in net assets resulting from
operations	255	1,075	154	(16)
Changes from principal transactions:
Premiums	13	17	67	3
Death benefits	(1)	(76)	(2)	(52)
Surrenders and withdrawals	(289)	(1,306)	(336)	(214)
Contract charges	(1)	(1)	(1)	—
Cost of insurance and administrative charges	(2)	(10)	(2)	(2)
Transfers between Divisions
(including fixed account), net	(26)	16,632	729	4
Increase (decrease) in net assets derived from
principal transactions	(306)	15,256	455	(261)
Total increase (decrease) in net assets	(51)	16,331	609	(277)
Net assets at December 31, 2014	$2,465	$17,466	$2,875	$2,117

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Liquid Assets Portfolio - Service Class	Voya Multi-Manager Large Cap Core Portfolio - Service Class	Voya Retirement Conservative Portfolio - Adviser Class	Voya Retirement Growth Portfolio - Adviser Class
Net assets at January 1, 2013	$10,167	$36	$409	$5,070

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(149)	(1)	9	23
Total realized gain (loss) on investments
and capital gains distributions	2	8	13	245
Net unrealized appreciation (depreciation)
of investments	—	5	(8)	536
Net increase (decrease) in net assets resulting from
operations	(147)	12	14	804
Changes from principal transactions:
Premiums	129	—	1	78
Death benefits	(236)	—	—	(18)
Surrenders and withdrawals	(3,170)	(4)	(117)	(775)
Contract charges	(175)	—	—	(6)
Transfers between Divisions
(including fixed account), net	5,388	2	225	(79)
Increase (decrease) in net assets derived from
principal transactions	1,936	(2)	109	(800)
Total increase (decrease) in net assets	1,789	10	123	4
Net assets at December 31, 2013	11,956	46	532	5,074

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(172)	—	9	10
Total realized gain (loss) on investments
and capital gains distributions	2	4	27	323
Net unrealized appreciation (depreciation)
of investments	—	4	(11)	(151)
Net increase (decrease) in net assets resulting from
operations	(170)	8	25	182
Changes from principal transactions:
Premiums	125	—	—	92
Death benefits	(141)	—	—	(15)
Surrenders and withdrawals	(2,982)	(1)	(163)	(994)
Contract charges	(13)	—	—	(1)
Cost of insurance and administrative charges	(15)	—	—	(5)
Transfers between Divisions
(including fixed account), net	2,656	13	170	84
Increase (decrease) in net assets derived from
principal transactions	(370)	12	7	(839)
Total increase (decrease) in net assets	(540)	20	32	(657)
Net assets at December 31, 2014	$11,416	$66	$564	$4,417
The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Retirement Moderate Growth Portfolio - Adviser Class	Voya Retirement Moderate Portfolio - Adviser Class	Voya U.S. Bond Index Portfolio - Class S	VY® BlackRock Health Sciences Opportunities Portfolio - Service Class
Net assets at January 1, 2013	$3,154	$2,412	$366	$343

Increase (decrease) in net assets
Operations:
Net investment income (loss)	20	32	1	(6)
Total realized gain (loss) on investments
and capital gains distributions	190	91	2	53
Net unrealized appreciation (depreciation)
of investments	192	70	(16)	101
Net increase (decrease) in net assets resulting from
operations	402	193	(13)	148
Changes from principal transactions:
Premiums	12	7	4	6
Death benefits	(17)	—	—	—
Surrenders and withdrawals	(715)	(401)	(29)	(35)
Contract charges	(2)	(2)	—	—
Transfers between Divisions
(including fixed account), net	47	69	(57)	69
Increase (decrease) in net assets derived from
principal transactions	(675)	(327)	(82)	40
Total increase (decrease) in net assets	(273)	(134)	(95)	188
Net assets at December 31, 2013	2,881	2,278	271	531

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7	32	—	(2)
Total realized gain (loss) on investments
and capital gains distributions	106	65	(4)	254
Net unrealized appreciation (depreciation)
of investments	1	(15)	14	(196)
Net increase (decrease) in net assets resulting from
operations	114	82	10	56
Changes from principal transactions:
Premiums	10	8	2	1
Death benefits	—	(2)	(5)	—
Surrenders and withdrawals	(334)	(226)	(63)	(52)
Contract charges	—	—	—	—
Cost of insurance and administrative charges	(2)	(1)	—	—
Transfers between Divisions
(including fixed account), net	33	10	—	(536)
Increase (decrease) in net assets derived from
principal transactions	(293)	(211)	(66)	(587)
Total increase (decrease) in net assets	(179)	(129)	(56)	(531)
Net assets at December 31, 2014	$2,702	$2,149	$215	$—

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® BlackRock Inflation Protected Bond Portfolio - Service Class	VY® BlackRock Large Cap Growth Portfolio - Service Class	VY® Clarion Global Real Estate Portfolio - Service Class	VY® Clarion Real Estate Portfolio - Service Class
Net assets at January 1, 2013	$680	$201	$138	$2,102

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9)	—	5	(2)
Total realized gain (loss) on investments
and capital gains distributions	21	15	6	29
Net unrealized appreciation (depreciation)
of investments	(79)	44	(8)	—
Net increase (decrease) in net assets resulting from
operations	(67)	59	3	27
Changes from principal transactions:
Premiums	13	2	—	3
Death benefits	—	—	—	(13)
Surrenders and withdrawals	(81)	(25)	(23)	(202)
Contract charges	—	—	—	(5)
Transfers between Divisions
(including fixed account), net	(13)	(8)	(13)	(150)
Increase (decrease) in net assets derived from
principal transactions	(81)	(31)	(36)	(367)
Total increase (decrease) in net assets	(148)	28	(33)	(340)
Net assets at December 31, 2013	532	229	105	1,762

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(1)	—	(1)
Total realized gain (loss) on investments
and capital gains distributions	(17)	86	8	120
Net unrealized appreciation (depreciation)
of investments	24	(74)	4	344
Net increase (decrease) in net assets resulting from
operations	7	11	12	463
Changes from principal transactions:
Premiums	9	1	—	1
Death benefits	—	—	—	(9)
Surrenders and withdrawals	(53)	(36)	(15)	(273)
Contract charges	—	(1)	—	(1)
Cost of insurance and administrative charges	—	—	—	(2)
Transfers between Divisions
(including fixed account), net	—	(204)	—	(14)
Increase (decrease) in net assets derived from
principal transactions	(44)	(240)	(15)	(298)
Total increase (decrease) in net assets	(37)	(229)	(3)	165
Net assets at December 31, 2014	$495	$—	$102	$1,927

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® DFA World Equity Portfolio - Service Class	VY® FMR Diversified Mid Cap Portfolio - Service Class	VY® Franklin Income Portfolio - Service Class	VY® Franklin Mutual Shares Portfolio - Service Class
Net assets at January 1, 2013	$42	$8,673	$798	$258

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(88)	35	(1)
Total realized gain (loss) on investments
and capital gains distributions	—	341	12	21
Net unrealized appreciation (depreciation)
of investments	10	2,475	75	42
Net increase (decrease) in net assets resulting from
operations	10	2,728	122	62
Changes from principal transactions:
Premiums	—	197	13	1
Death benefits	—	(49)	(7)	—
Surrenders and withdrawals	—	(1,303)	(94)	(50)
Contract charges	—	(12)	(1)	—
Transfers between Divisions
(including fixed account), net	12	(273)	458	(10)
Increase (decrease) in net assets derived from
principal transactions	12	(1,440)	369	(59)
Total increase (decrease) in net assets	22	1,288	491	3
Net assets at December 31, 2013	64	9,961	1,289	261

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(110)	37	(1)
Total realized gain (loss) on investments
and capital gains distributions	4	1,920	24	8
Net unrealized appreciation (depreciation)
of investments	(4)	(1,406)	(12)	8
Net increase (decrease) in net assets resulting from
operations	—	404	49	15
Changes from principal transactions:
Premiums	—	189	21	1
Death benefits	—	(35)	—	—
Surrenders and withdrawals	(11)	(1,195)	(189)	(10)
Contract charges	—	(2)	—	—
Cost of insurance and administrative charges	—	(10)	(1)	—
Transfers between Divisions
(including fixed account), net	(8)	(333)	326	(2)
Increase (decrease) in net assets derived from
principal transactions	(19)	(1,386)	157	(11)
Total increase (decrease) in net assets	(19)	(982)	206	4
Net assets at December 31, 2014	$45	$8,979	$1,495	$265

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® Franklin Templeton Founding Strategy Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
Net assets at January 1, 2013	$306	$11,042	$2,302	$398

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	(15)	(12)	(3)
Total realized gain (loss) on investments
and capital gains distributions	27	166	(46)	45
Net unrealized appreciation (depreciation)
of investments	42	3,164	(97)	113
Net increase (decrease) in net assets resulting from
operations	73	3,315	(155)	155
Changes from principal transactions:
Premiums	19	202	21	15
Death benefits	—	(226)	(24)	(2)
Surrenders and withdrawals	(41)	(1,564)	(286)	(44)
Contract charges	—	(65)	(4)	—
Transfers between Divisions
(including fixed account), net	70	(214)	66	73
Increase (decrease) in net assets derived from
principal transactions	48	(1,867)	(227)	42
Total increase (decrease) in net assets	121	1,448	(382)	197
Net assets at December 31, 2013	427	12,490	1,920	595

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	(30)	(9)	(6)
Total realized gain (loss) on investments
and capital gains distributions	47	1,090	123	119
Net unrealized appreciation (depreciation)
of investments	(49)	(50)	(120)	(79)
Net increase (decrease) in net assets resulting from
operations	1	1,010	(6)	34
Changes from principal transactions:
Premiums	20	190	31	24
Death benefits	(1)	(59)	(10)	—
Surrenders and withdrawals	(39)	(1,436)	(252)	(120)
Contract charges	—	(3)	(1)	(1)
Cost of insurance and administrative charges	—	(13)	(2)	—
Transfers between Divisions
(including fixed account), net	(53)	(56)	(61)	(2)
Increase (decrease) in net assets derived from
principal transactions	(73)	(1,377)	(295)	(99)
Total increase (decrease) in net assets	(72)	(367)	(301)	(65)
Net assets at December 31, 2014	$355	$12,123	$1,619	$530

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® Marsico Growth Portfolio - Service Class	VY® MFS Total Return Portfolio - Service Class	VY® MFS Utilities Portfolio - Service Class	VY® Morgan Stanley Global Franchise Portfolio - Service Class
Net assets at January 1, 2013	$14,423	$35,944	$1,217	$622

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(98)	252	6	5
Total realized gain (loss) on investments
and capital gains distributions	1,399	(122)	136	74
Net unrealized appreciation (depreciation)
of investments	3,210	5,619	63	20
Net increase (decrease) in net assets resulting from
operations	4,511	5,749	205	99
Changes from principal transactions:
Premiums	300	391	11	11
Death benefits	(61)	(905)	(5)	—
Surrenders and withdrawals	(1,889)	(3,556)	(231)	(145)
Contract charges	(101)	(158)	(1)	(1)
Transfers between Divisions
(including fixed account), net	(479)	(446)	(26)	28
Increase (decrease) in net assets derived from
principal transactions	(2,230)	(4,674)	(252)	(107)
Total increase (decrease) in net assets	2,281	1,075	(47)	(8)
Net assets at December 31, 2013	16,704	37,019	1,170	614

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(122)	818	15	2
Total realized gain (loss) on investments
and capital gains distributions	9,284	6,391	489	59
Net unrealized appreciation (depreciation)
of investments	(8,580)	(5,470)	(346)	(45)
Net increase (decrease) in net assets resulting from
operations	582	1,739	158	16
Changes from principal transactions:
Premiums	153	191	5	9
Death benefits	(51)	(75)	—	(1)
Surrenders and withdrawals	(1,162)	(2,553)	(153)	(65)
Contract charges	(3)	(4)	(1)	—
Cost of insurance and administrative charges	(12)	(21)	(1)	(1)
Transfers between Divisions
(including fixed account), net	(16,211)	(36,296)	(1,178)	8
Increase (decrease) in net assets derived from
principal transactions	(17,286)	(38,758)	(1,328)	(50)
Total increase (decrease) in net assets	(16,704)	(37,019)	(1,170)	(34)
Net assets at December 31, 2014	$—	$—	$—	$580

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Equity Income Portfolio - Service Class	VY® T. Rowe Price International Stock Portfolio - Service Class	VY® Templeton Global Growth Portfolio - Service Class
Net assets at January 1, 2013	$15,865	$3,256	$91	$1,203

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(52)	7	—	2
Total realized gain (loss) on investments
and capital gains distributions	1,199	4	10	15
Net unrealized appreciation (depreciation)
of investments	1,906	853	—	322
Net increase (decrease) in net assets resulting from
operations	3,053	864	10	339
Changes from principal transactions:
Premiums	257	86	1	47
Death benefits	(182)	(1)	—	(2)
Surrenders and withdrawals	(2,164)	(312)	(17)	(111)
Contract charges	(37)	(9)	—	(2)
Transfers between Divisions
(including fixed account), net	293	(143)	(2)	6
Increase (decrease) in net assets derived from
principal transactions	(1,833)	(379)	(18)	(62)
Total increase (decrease) in net assets	1,220	485	(8)	277
Net assets at December 31, 2013	17,085	3,741	83	1,480

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(22)	16	—	(4)
Total realized gain (loss) on investments
and capital gains distributions	1,699	268	3	33
Net unrealized appreciation (depreciation)
of investments	(3)	(74)	(6)	(85)
Net increase (decrease) in net assets resulting from
operations	1,674	210	(3)	(56)
Changes from principal transactions:
Premiums	252	74	—	51
Death benefits	(80)	(3)	—	(13)
Surrenders and withdrawals	(2,522)	(322)	(18)	(182)
Contract charges	(4)	(1)	—	—
Cost of insurance and administrative charges	(14)	(2)	—	(1)
Transfers between Divisions
(including fixed account), net	131	(59)	16	61
Increase (decrease) in net assets derived from
principal transactions	(2,237)	(313)	(2)	(84)
Total increase (decrease) in net assets	(563)	(103)	(5)	(140)
Net assets at December 31, 2014	$16,522	$3,638	$78	$1,340

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® Baron Growth Portfolio - Service Class	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Invesco Comstock Portfolio - Service Class
Net assets at January 1, 2013	$424	$167	$213	$272

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	—	(1)	(2)
Total realized gain (loss) on investments
and capital gains distributions	59	6	33	24
Net unrealized appreciation (depreciation)
of investments	106	48	39	69
Net increase (decrease) in net assets resulting from
operations	164	54	71	91
Changes from principal transactions:
Premiums	4	—	—	—
Death benefits	—	—	—	—
Surrenders and withdrawals	(79)	(10)	(49)	(42)
Contract charges	—	—	—	—
Transfers between Divisions
(including fixed account), net	76	4	(12)	41
Increase (decrease) in net assets derived from
principal transactions	1	(6)	(61)	(1)
Total increase (decrease) in net assets	165	48	10	90
Net assets at December 31, 2013	589	215	223	362

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8)	(1)	(3)	3
Total realized gain (loss) on investments
and capital gains distributions	51	45	16	71
Net unrealized appreciation (depreciation)
of investments	(29)	(19)	(7)	(46)
Net increase (decrease) in net assets resulting from
operations	14	25	6	28
Changes from principal transactions:
Premiums	4	—	—	1
Death benefits	—	—	—	—
Surrenders and withdrawals	(54)	(34)	(23)	(77)
Contract charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions
(including fixed account), net	(37)	27	(1)	136
Increase (decrease) in net assets derived from
principal transactions	(87)	(7)	(24)	60
Total increase (decrease) in net assets	(73)	18	(18)	88
Net assets at December 31, 2014	$516	$233	$205	$450

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® Invesco Equity and Income Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Service 2 Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® Oppenheimer Global Portfolio - Service Class
Net assets at January 1, 2013	$353	$—	$98	$245

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	—	(1)	(1)
Total realized gain (loss) on investments
and capital gains distributions	48	—	18	5
Net unrealized appreciation (depreciation)
of investments	34	—	25	60
Net increase (decrease) in net assets resulting from
operations	80	—	42	64
Changes from principal transactions:
Premiums	1	—	1	1
Death benefits	—	—	(2)	(4)
Surrenders and withdrawals	(143)	—	(24)	(23)
Contract charges	—	—	—	—
Transfers between Divisions
(including fixed account), net	64	—	110	29
Increase (decrease) in net assets derived from
principal transactions	(78)	—	85	3
Total increase (decrease) in net assets	2	—	127	67
Net assets at December 31, 2013	355	—	225	312

Increase (decrease) in net assets
Operations:
Net investment income (loss)	255	1	(1)	(2)
Total realized gain (loss) on investments
and capital gains distributions	975	30	32	15
Net unrealized appreciation (depreciation)
of investments	(770)	21	2	(10)
Net increase (decrease) in net assets resulting from
operations	460	52	33	3
Changes from principal transactions:
Premiums	35	715	—	1
Death benefits	(372)	—	—	—
Surrenders and withdrawals	(2,092)	—	(30)	(26)
Contract charges	(2)	—	—	—
Cost of insurance and administrative charges	(15)	—	—	—
Transfers between Divisions
(including fixed account), net	36,049	1	9	3
Increase (decrease) in net assets derived from
principal transactions	33,603	716	(21)	(22)
Total increase (decrease) in net assets	34,063	768	12	(19)
Net assets at December 31, 2014	$34,418	$768	$237	$293

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® T. Rowe Price Growth Equity Portfolio - Service Class	VY® Templeton Foreign Equity Portfolio - Service Class	Voya Growth and Income Portfolio - Class A	Voya Growth and Income Portfolio - Class I
Net assets at January 1, 2013	$233	$4,827	$1,346	$8,485

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(1)	(7)	(10)
Total realized gain (loss) on investments
and capital gains distributions	14	178	48	188
Net unrealized appreciation (depreciation)
of investments	55	619	320	2,130
Net increase (decrease) in net assets resulting from
operations	66	796	361	2,308
Changes from principal transactions:
Premiums	6	16	28	3
Death benefits	—	(70)	—	(110)
Surrenders and withdrawals	(33)	(544)	(151)	(1,045)
Contract charges	—	(3)	—	(6)
Transfers between Divisions
(including fixed account), net	(17)	(170)	(6)	(78)
Increase (decrease) in net assets derived from
principal transactions	(44)	(771)	(129)	(1,236)
Total increase (decrease) in net assets	22	25	232	1,072
Net assets at December 31, 2013	255	4,852	1,578	9,557

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	35	1	50
Total realized gain (loss) on investments
and capital gains distributions	46	199	242	1,320
Net unrealized appreciation (depreciation)
of investments	(21)	(590)	(115)	(547)
Net increase (decrease) in net assets resulting from
operations	21	(356)	128	823
Changes from principal transactions:
Premiums	5	26	33	2
Death benefits	—	(46)	(4)	(55)
Surrenders and withdrawals	(78)	(585)	(190)	(1,012)
Contract charges	—	(1)	—	—
Cost of insurance and administrative charges	—	(5)	(1)	(10)
Transfers between Divisions
(including fixed account), net	121	(19)	—	(2)
Increase (decrease) in net assets derived from
principal transactions	48	(630)	(162)	(1,077)
Total increase (decrease) in net assets	69	(986)	(34)	(254)
Net assets at December 31, 2014	$324	$3,866	$1,544	$9,303

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Growth and Income Portfolio - Class S	Voya Euro STOXX 50® Index Portfolio - Class A	Voya FTSE 100® Index Portfolio - Class A	Voya Global Value Advantage Portfolio - Class S
Net assets at January 1, 2013	$2,796	$38	$37	$68

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(10)	1	1	1
Total realized gain (loss) on investments
and capital gains distributions	100	—	1	2
Net unrealized appreciation (depreciation)
of investments	657	9	4	4
Net increase (decrease) in net assets resulting from
operations	747	10	6	7
Changes from principal transactions:
Premiums	3	1	(17)	—
Death benefits	(2)	—	—	—
Surrenders and withdrawals	(347)	—	—	(13)
Contract charges	(3)	—	—	—
Transfers between Divisions
(including fixed account), net	2	13	20	3
Increase (decrease) in net assets derived from
principal transactions	(347)	14	3	(10)
Total increase (decrease) in net assets	400	24	9	(3)
Net assets at December 31, 2013	3,196	62	46	65

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7	1	1	1
Total realized gain (loss) on investments
and capital gains distributions	546	3	4	2
Net unrealized appreciation (depreciation)
of investments	(299)	(12)	(9)	—
Net increase (decrease) in net assets resulting from
operations	254	(8)	(4)	3
Changes from principal transactions:
Premiums	2	1	13	—
Death benefits	(16)	—	—	—
Surrenders and withdrawals	(497)	(1)	(2)	(6)
Contract charges	(1)	—	—	—
Cost of insurance and administrative charges	(3)	—	—	—
Transfers between Divisions
(including fixed account), net	(22)	17	(9)	7
Increase (decrease) in net assets derived from
principal transactions	(537)	17	2	1
Total increase (decrease) in net assets	(283)	9	(2)	4
Net assets at December 31, 2014	$2,913	$71	$44	$69

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Hang Seng Index Portfolio - Class S	Voya Index Plus LargeCap Portfolio - Class S	Voya Index Plus MidCap Portfolio - Class S	Voya Index Plus SmallCap Portfolio - Class S
Net assets at January 1, 2013	$67	$208	$260	$328

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	1	(1)	(2)
Total realized gain (loss) on investments
and capital gains distributions	1	1	7	20
Net unrealized appreciation (depreciation)
of investments	(2)	67	78	98
Net increase (decrease) in net assets resulting from
operations	1	69	84	116
Changes from principal transactions:
Premiums	2	—	—	—
Death benefits	(4)	—	—	—
Surrenders and withdrawals	(6)	(20)	(21)	(33)
Contract charges	—	—	—	—
Transfers between Divisions
(including fixed account), net	(7)	43	11	(32)
Increase (decrease) in net assets derived from
principal transactions	(15)	23	(10)	(65)
Total increase (decrease) in net assets	(14)	92	74	51
Net assets at December 31, 2013	53	300	334	379

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	(3)	(4)
Total realized gain (loss) on investments
and capital gains distributions	2	12	47	18
Net unrealized appreciation (depreciation)
of investments	(2)	20	(20)	(1)
Net increase (decrease) in net assets resulting from
operations	—	32	24	13
Changes from principal transactions:
Premiums	3	—	—	—
Death benefits	—	—	—	—
Surrenders and withdrawals	(4)	(36)	(40)	(42)
Contract charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions
(including fixed account), net	2	(9)	13	19
Increase (decrease) in net assets derived from
principal transactions	1	(45)	(27)	(23)
Total increase (decrease) in net assets	1	(13)	(3)	(10)
Net assets at December 31, 2014	$54	$287	$331	$369
The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya International Index Portfolio - Class A	Voya International Index Portfolio - Class S	Voya Japan TOPIX® Index Portfolio - Class A	Voya Russell™ Large Cap Growth Index Portfolio - Class S
Net assets at January 1, 2013	$—	$133	$1	$236

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	1	—	—
Total realized gain (loss) on investments
and capital gains distributions	—	4	—	15
Net unrealized appreciation (depreciation)
of investments	—	30	1	47
Net increase (decrease) in net assets resulting from
operations	—	35	1	62
Changes from principal transactions:
Premiums	—	4	18	13
Death benefits	—	—	—	—
Surrenders and withdrawals	—	(14)	—	(28)
Contract charges	—	—	—	—
Transfers between Divisions
(including fixed account), net	—	60	1	32
Increase (decrease) in net assets derived from
principal transactions	—	50	19	17
Total increase (decrease) in net assets	—	85	20	79
Net assets at December 31, 2013	—	218	21	315

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	(1)	—	(1)
Total realized gain (loss) on investments
and capital gains distributions	8	15	—	29
Net unrealized appreciation (depreciation)
of investments	(93)	(29)	(2)	10
Net increase (decrease) in net assets resulting from
operations	(91)	(15)	(2)	38
Changes from principal transactions:
Premiums	60	—	(12)	12
Death benefits	(4)	—	—	—
Surrenders and withdrawals	(250)	(8)	(1)	(78)
Contract charges	(1)	—	—	—
Cost of insurance and administrative charges	(1)	—	—	—
Transfers between Divisions
(including fixed account), net	2,196	(55)	2	53
Increase (decrease) in net assets derived from
principal transactions	2,000	(63)	(11)	(13)
Total increase (decrease) in net assets	1,909	(78)	(13)	25
Net assets at December 31, 2014	$1,909	$140	$8	$340

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Russell™ Large Cap Index Portfolio - Class S	Voya Russell™ Large Cap Value Index Portfolio - Class S	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Russell™ Mid Cap Index Portfolio - Class S
Net assets at January 1, 2013	$30,636	$134	$11,619	$245

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	—	(87)	(2)
Total realized gain (loss) on investments
and capital gains distributions	2,187	14	888	22
Net unrealized appreciation (depreciation)
of investments	6,350	19	2,807	69
Net increase (decrease) in net assets resulting from
operations	8,540	33	3,608	89
Changes from principal transactions:
Premiums	109	5	40	10
Death benefits	(469)	—	(204)	—
Surrenders and withdrawals	(3,846)	(16)	(1,286)	(35)
Contract charges	(24)	—	(10)	—
Transfers between Divisions
(including fixed account), net	(595)	(40)	(245)	133
Increase (decrease) in net assets derived from
principal transactions	(4,825)	(51)	(1,705)	108
Total increase (decrease) in net assets	3,715	(18)	1,903	197
Net assets at December 31, 2013	34,351	116	13,522	442

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	—	(151)	(2)
Total realized gain (loss) on investments
and capital gains distributions	2,435	4	1,268	55
Net unrealized appreciation (depreciation)
of investments	1,023	11	37	(3)
Net increase (decrease) in net assets resulting from
operations	3,454	15	1,154	50
Changes from principal transactions:
Premiums	138	6	74	12
Death benefits	(390)	—	(145)	—
Surrenders and withdrawals	(4,013)	—	(1,831)	(55)
Contract charges	(5)	—	(2)	—
Cost of insurance and administrative charges	(39)	—	(15)	—
Transfers between Divisions
(including fixed account), net	(78)	23	(120)	22
Increase (decrease) in net assets derived from
principal transactions	(4,387)	29	(2,039)	(21)
Total increase (decrease) in net assets	(933)	44	(885)	29
Net assets at December 31, 2014	$33,418	$160	$12,637	$471

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Russell™ Small Cap Index Portfolio - Class S	Voya Small Company Portfolio - Class S	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class S
Net assets at January 1, 2013	$388	$68	$21,986	$8

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(1)	(335)	—
Total realized gain (loss) on investments
and capital gains distributions	48	8	1,742	1
Net unrealized appreciation (depreciation)
of investments	120	18	4,776	1
Net increase (decrease) in net assets resulting from
operations	166	25	6,183	2
Changes from principal transactions:
Premiums	16	3	369	1
Death benefits	—	—	(254)	—
Surrenders and withdrawals	(18)	(1)	(2,525)	(2)
Contract charges	—	—	(18)	—
Transfers between Divisions
(including fixed account), net	162	29	(595)	—
Increase (decrease) in net assets derived from
principal transactions	160	31	(3,023)	(1)
Total increase (decrease) in net assets	326	56	3,160	1
Net assets at December 31, 2013	714	124	25,146	9

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	(2)	(256)	—
Total realized gain (loss) on investments
and capital gains distributions	59	16	4,969	1
Net unrealized appreciation (depreciation)
of investments	(31)	(7)	(3,134)	—
Net increase (decrease) in net assets resulting from
operations	24	7	1,579	1
Changes from principal transactions:
Premiums	22	4	401	1
Death benefits	—	—	(186)	—
Surrenders and withdrawals	(45)	(2)	(2,868)	—
Contract charges	—	—	(4)	—
Cost of insurance and administrative charges	—	—	(29)	—
Transfers between Divisions
(including fixed account), net	55	49	(417)	(1)
Increase (decrease) in net assets derived from
principal transactions	32	51	(3,103)	—
Total increase (decrease) in net assets	56	58	(1,524)	1
Net assets at December 31, 2014	$770	$182	$23,622	$10

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

1.	Organization
Voya Insurance and Annuity Company Separate Account EQ (the “Account”) was established by Voya Insurance and Annuity Company (“VIAC” or the “Company”), which changed its name from ING USA Annuity and Life Insurance Company on September 1, 2014, to support the operations of variable annuity contracts (“Contracts”). The Company is an indirect, wholly owned subsidiary of Voya Financial, Inc. (name changed from ING U.S., Inc.) (“Voya Financial”), a holding company domiciled in the State of Delaware.

In 2009, ING Groep N.V. (“ING”) announced the anticipated separation of its global banking and insurance businesses, including the divestiture of Voya Financial, which together with its subsidiaries, including the Company, constitutes ING's U.S.-based retirement, investment management, and insurance operations. On May 2, 2013, the common stock of Voya Financial began trading on the New York Stock Exchange under the symbol “VOYA”. On May 7, 2013 and May 31, 2013, Voya Financial completed its initial public offering of common stock, including the issuance and sale by Voya Financial of 30,769,230 shares of common stock and the sale by ING Insurance International B.V. (“ING International”), an indirect, wholly owned subsidiary of and previously the sole stockholder of Voya Financial, of 44,201,773 shares of outstanding common stock of Voya Financial (collectively, “the IPO”). On September 30, 2013, ING International transferred all of its shares of Voya Financial common stock to ING.

On October 29, 2013, ING completed a sale of 37,950,000 shares of common stock of Voya Financial in a registered public offering (“Secondary Offering”), reducing ING's ownership of Voya Financial to 57%.

On March 25, 2014, ING completed a sale of 30,475,000 shares of common stock of Voya Financial in a registered public offering (the “March 25, 2014, Offering”). Also on March 25, 2014 pursuant to the terms of a share repurchase agreement between ING and Voya Financial, Voya Financial acquired 7,255,853 shares of its common stock from ING (the “March 2014 Direct Share Repurchase”) (the March 2014 Offering and the March 2014 Direct Share Repurchase collectively, the “March 2014 Transactions”). Upon completion of the March 2014 Transactions, ING’s ownership of Voya Financial was reduced to approximately 43%.

On September 8, 2014, ING completed a sale of 22,277,993 shares of common stock of Voya Financial in a registered public offering (the “September 2014 Offering”). Also on September 8, 2014 pursuant to the terms of a share repurchase agreement between ING and Voya Financial, Voya Financial acquired 7,722,007 shares of its common stock from ING (the “September 2014 Direct Share Repurchase”) (the September 2014 offering and the September 2014 Direct Share Repurchase collectively, the “September 2014 Transactions”). Upon completion of the September 2014 Transactions, ING's ownership of Voya Financial was reduced to 32.5%.

On November 18, 2014, ING completed a sale of 30,030,013 shares of common stock of Voya Financial in a registered public offering (the “November 2014 Offering”). Also on November 18, 2014, pursuant to the terms of a share repurchase agreement between ING and Voya Financial, Voya Financial acquired 4,469,987 shares of its common stock from ING (the “November 2014 Direct Share Repurchase”) (the November 2014 Offering and the November 2014 Direct Share

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

Repurchase collectively, the “November 2014 Transactions”). Upon completion of November 2014 Transactions, ING's ownership of Voya Financial was reduced to 19%.

On March 9, 2015, ING completed a sale of 32,018,100 shares of common stock of Voya Financial in a registered public offering (the “March 2015 Offering”). Also on March 9, 2015, pursuant to the terms of a share repurchase agreement between ING and Voya Financial, Voya Financial acquired 13,599,274 shares of its common stock from ING (the “March 2015 Direct Share Buyback”) (the March 2015 Offering and the March 2015 Direct Share Buyback collectively, the “March 2015 Transactions”). Upon completion of the March 2015 Transactions, ING has exited its stake in Voya Financial common stock. ING continues to hold warrants to purchase up to 26,050,846 shares of Voya Financial common stock at an exercise price of $48.75, in each case subject to adjustments. As a result of the completion of the March 2015 Transactions, ING has satisfied the provisions of its agreement with the European Union regarding the divestment of its U.S. insurance and investment operations, which required ING to divest 100% of its ownership interest in Voya Financial together with its subsidiaries, by the end of 2016.

The Account is registered as a unit investment trust with the Securities Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended. VIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account, as directed by the contract owners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business VIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of VIAC. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of VIAC.

At December 31, 2014, the Account had, under the Equi-Select Variable Annuity product and the PrimElite product, 72 investment divisions (the “Divisions”), 8 of which invest in independently managed mutual funds and 64 of which invest in mutual funds managed by an affiliate, either Directed Services LLC (“DSL”) or Voya Investments, LLC (“VIL”). The assets in each Division are invested in shares of a designated Series (“Fund”) of various investment trusts (the “Trusts”). All “ING” branded Trusts and Funds, excluding the “ING” branded Funds listed in the closed Division table, were rebranded with “Voya” or “VY” as of May 1, 2014.

Investment Divisions with asset balances at December 31, 2014 and related Trusts are as follows:

BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund - Class III Shares
Columbia Funds Variable Insurance Trust:
Columbia Small Cap Value Fund, Variable Series - Class B Shares
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Service Class 2
Legg Mason Partners Variable Equity Trust:
ClearBridge Variable Large Cap Value Portfolio - Class I
Legg Mason Variable Lifestyle Allocation 50%
Legg Mason Variable Lifestyle Allocation 70%
Legg Mason Variable Lifestyle Allocation 85%

Legg Mason Partners Variable Income Trust:
Western Asset Variable High Income Portfolio
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class S
Voya Investors Trust:
Voya Global Perspectives Portfolio - Class A
Voya Global Resources Portfolio - Adviser Class
Voya Global Resources Portfolio - Service Class
Voya High Yield Portfolio - Service Class
Voya Large Cap Growth Portfolio - Adviser Class
Voya Large Cap Growth Portfolio - Service Class
Voya Large Cap Value Portfolio - Service Class

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

Voya Investors Trust (continued):
Voya Limited Maturity Bond Portfolio - Service Class
Voya Liquid Assets Portfolio - Service Class
Voya Multi-Manager Large Cap Core Portfolio - Service Class
Voya Retirement Conservative Portfolio - Adviser Class
Voya Retirement Growth Portfolio - Adviser Class
Voya Retirement Moderate Growth Portfolio - Adviser Class
Voya Retirement Moderate Portfolio - Adviser Class
VY® BlackRock Inflation Protected Bond Portfolio - Service Class
VY® Clarion Global Real Estate Portfolio - Service Class
VY® Clarion Real Estate Portfolio - Service Class
VY® DFA World Equity Portfolio - Service Class
VY® FMR Diversified Mid Cap Portfolio - Service Class
VY® Franklin Income Portfolio - Service Class
VY® Franklin Mutual Shares Portfolio - Service Class
VY® Franklin Templeton Founding Strategy Portfolio - Service Class
VY® Invesco Growth and Income Portfolio - Service Class
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
VY® Morgan Stanley Global Franchise Portfolio - Service Class
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
VY® T. Rowe Price Equity Income Portfolio - Service Class
VY® T. Rowe Price International Stock Portfolio - Service Class
VY® Templeton Global Growth Portfolio - Service Class
Voya Partners, Inc.:
VY® Baron Growth Portfolio - Service Class
VY® Columbia Contrarian Core Portfolio - Service Class
VY® Columbia Small Cap Value II Portfolio - Service Class

Voya Partners, Inc. (continued):
VY® Invesco Comstock Portfolio - Service Class
VY® Invesco Equity and Income Portfolio - Service Class
VY® Invesco Equity and Income Portfolio - Service 2 Class
VY® JPMorgan Mid Cap Value Portfolio - Service Class
VY® Oppenheimer Global Portfolio - Service Class
VY® T. Rowe Price Growth Equity Portfolio - Service Class
VY® Templeton Foreign Equity Portfolio - Service Class
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A
Voya Growth and Income Portfolio - Class I
Voya Growth and Income Portfolio - Class S
Voya Variable Portfolios, Inc.:
Voya Euro STOXX 50® Index Portfolio - Class A
Voya FTSE 100® Index Portfolio - Class A
Voya Global Value Advantage Portfolio - Class S
Voya Hang Seng Index Portfolio - Class S
Voya Index Plus LargeCap Portfolio - Class S
Voya Index Plus MidCap Portfolio - Class S
Voya Index Plus SmallCap Portfolio - Class S
Voya International Index Portfolio - Class A
Voya International Index Portfolio - Class S
Voya Japan TOPIX® Index Portfolio - Class A
Voya Russell™ Large Cap Growth Index Portfolio - Class S
Voya Russell™ Large Cap Index Portfolio - Class S
Voya Russell™ Large Cap Value Index Portfolio - Class S
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Voya Russell™ Mid Cap Index Portfolio - Class S
Voya Russell™ Small Cap Index Portfolio - Class S
Voya Small Company Portfolio - Class S
Voya U.S. Bond Index Portfolio - Class S
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class S
Voya SmallCap Opportunities Portfolio - Class S

The names of certain Divisions were changed during 2014. The following is a summary of current and former names for those Divisions excluding any name changes associated with rebranding from the “ING” brand to the new Voya brand:

Current Name
Voya Investors Trust:
ING Total Return Bond Portfolio - Service Class
Voya High Yield Portfolio - Service Class

Former Name
ING Investors Trust:
ING PIMCO Total Return Bond Portfolio - Service Class
ING PIMCO High Yield Portfolio - Service Class

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

During 2014, the following Divisions were closed to contract owners:

Voya Investors Trust:
ING American Funds Asset Allocation Portfolio
ING American Funds Global Growth and Income Portfolio
ING American Funds International Growth and Income Portfolio
ING American Funds International Portfolio
ING American Funds World Allocation Portfolio
ING Bond Portfolio
ING Total Return Bond Portfolio - Service Class
VY® BlackRock Health Sciences Opportunities Portfolio - Service Class
VY® BlackRock Large Cap Growth Portfolio - Service Class
VY® Marsico Growth Portfolio - Service Class
VY® MFS Total Return Portfolio - Service Class
VY® MFS Utilities Portfolio - Service Class

2.	Significant Accounting Policies
The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Investments

Investments are made in shares of a Division and are recorded at fair value, determined by the net asset value per share of the respective Division. Investment transactions in each Division are recorded on the trade date. Distributions of net investment income and capital gains from each Division are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Division are determined on a first-in, first-out basis. The difference between cost and current fair value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of VIAC, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to contract owners. Accordingly, earnings and realized capital gains of the Account attributable to the contract owners are excluded in the determination of the federal income tax liability of VIAC, and no charge is being made to the Account for federal income taxes for these amounts. The Company

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

will review this tax accounting in the event of changes in the tax law. Such changes in the law may result in a charge for federal income taxes.

Contract Owner Reserves

The annuity reserves of the Account are represented by net assets on the Statements of Assets and Liabilities and are equal to the aggregate account values of the contract owners invested in the Account Divisions. To the extent that benefits to be paid to the contract owners exceed their account values, VIAC will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to VIAC. All Contracts in the Account are currently in the accumulation period. Prior to the annuitization date, the Contracts are redeemable for the net cash surrender value of the Contracts.

Changes from Principal Transactions

Included in Changes from principal transactions on the Statements of Changes in Net Assets are items which relate to contract owner activity, including deposits, surrenders and withdrawals, benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) VIAC related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by VIAC).

Subsequent Events

The Account has evaluated subsequent events for recognition and disclosure through the date the financial statements as of December 31, 2014 and for the years ended December 31, 2014 and 2013, were issued.

3.	Financial Instruments
The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values (“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.

The Account’s financial assets are recorded at fair value on the Statements of Assets and Liabilities and are categorized as Level 1 as of December 31, 2014 based on the priority of the inputs to the valuation technique below. There were no transfers among the levels for the year ended December 31, 2014. The Account had no financial liabilities as of December 31, 2014.

The Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

▪
Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Account defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

▪
Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets;

b)	Quoted prices for identical or similar assets or liabilities in non-active markets;

c)	Inputs other than quoted market prices that are observable; and

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

▪
Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

4.	Charges and Fees
Under the terms of the Contracts, certain charges and fees are incurred by the Contracts to cover VIAC's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges and fees:

Mortality and Expense Risk Charges

VIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of 1.25% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts. These charges are assessed through a reduction in unit values.

Asset Based Administrative Charges

A charge to cover administrative expenses of the Account is deducted at an annual rate of 0.15% of the assets attributable to the Contracts. These charges are assessed through a reduction in unit values.

Contract Maintenance Charges

An annual Contract maintenance fee of $30 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contracts. These charges are assessed through the redemption of units.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 8.00% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, as specified in the Contract. These charges are assessed through the redemption of units.

Fees Waived by VIAC

Certain charges and fees for various types of Contracts may be waived by VIAC. VIAC reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

5.	Related Party Transactions
During the year ended December 31, 2014, management fees were paid to DSL, an affiliate of the Company, in its capacity as investment adviser to Voya Investors Trust and Voya Partners, Inc. The Trusts’ advisory agreements provided for fees at annual rates up to 1.25% of the average net assets of each respective Fund.

Management fees were also paid to VIL, an affiliate of the Company, in its capacity as investment adviser to the Voya Intermediate Bond Portfolio, Voya Variable Funds, Voya Variable Portfolios, Inc., and Voya Variable Products Trust. The Trusts’ advisory agreements provided for fees at annual rates ranging from 0.25% to 0.75% of the average net assets of each respective Fund.

6.	Purchases and Sales of Investment Securities
The aggregate cost of purchases and proceeds from sales of investments for the year ended December 31, 2014 follow:

	Purchases	Sales
	(Dollars in thousands)
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund - Class III Shares	$149	$166
Columbia Funds Variable Insurance Trust:
Columbia Small Cap Value Fund, Variable Series - Class B Shares	20	13
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Service Class 2	3	33
Legg Mason Partners Variable Equity Trust:
ClearBridge Variable Large Cap Value Portfolio - Class I	1,207	1,430
Legg Mason Variable Lifestyle Allocation 50%	229	807
Legg Mason Variable Lifestyle Allocation 70%	278	1,209
Legg Mason Variable Lifestyle Allocation 85%	281	729
Legg Mason Partners Variable Income Trust:
Western Asset Variable High Income Portfolio	235	424
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class S	5,520	1,177
Voya Investors Trust:
ING American Funds Asset Allocation Portfolio	258	655
ING American Funds Global Growth and Income Portfolio	5	23
ING American Funds International Growth and Income Portfolio	21	51

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Investors Trust (continued):
ING American Funds International Portfolio	$64	$2,246
ING American Funds World Allocation Portfolio	4	29
ING Bond Portfolio	17	427
ING Total Return Bond Portfolio - Service Class	264	4,869
Voya Global Perspectives Portfolio - Class A	32	15
Voya Global Resources Portfolio - Adviser Class	31	49
Voya Global Resources Portfolio - Service Class	20	293
Voya High Yield Portfolio - Service Class	550	597
Voya Large Cap Growth Portfolio - Adviser Class	278	434
Voya Large Cap Growth Portfolio - Service Class	16,913	1,695
Voya Large Cap Value Portfolio - Service Class	1,468	963
Voya Limited Maturity Bond Portfolio - Service Class	40	319
Voya Liquid Assets Portfolio - Service Class	2,836	3,376
Voya Multi-Manager Large Cap Core Portfolio - Service Class	17	1
Voya Retirement Conservative Portfolio - Adviser Class	214	178
Voya Retirement Growth Portfolio - Adviser Class	196	1,025
Voya Retirement Moderate Growth Portfolio - Adviser Class	88	375
Voya Retirement Moderate Portfolio - Adviser Class	108	287
VY® BlackRock Health Sciences Opportunities Portfolio - Service Class	311	676
VY® BlackRock Inflation Protected Bond Portfolio - Service Class	63	107
VY® BlackRock Large Cap Growth Portfolio - Service Class	57	258
VY® Clarion Global Real Estate Portfolio - Service Class	1	16
VY® Clarion Real Estate Portfolio - Service Class	35	334
VY® DFA World Equity Portfolio - Service Class	1	21
VY® FMR Diversified Mid Cap Portfolio - Service Class	1,616	1,610
VY® Franklin Income Portfolio - Service Class	406	211
VY® Franklin Mutual Shares Portfolio - Service Class	12	23
VY® Franklin Templeton Founding Strategy Portfolio - Service Class	99	170
VY® Invesco Growth and Income Portfolio - Service Class	975	1,608
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	239	370
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	102	160
VY® Marsico Growth Portfolio - Service Class	4,704	17,472
VY® MFS Total Return Portfolio - Service Class	5,853	39,140
VY® MFS Utilities Portfolio - Service Class	391	1,368
VY® Morgan Stanley Global Franchise Portfolio - Service Class	121	125
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	2,005	2,879
VY® T. Rowe Price Equity Income Portfolio - Service Class	363	400
VY® T. Rowe Price International Stock Portfolio - Service Class	22	24
VY® Templeton Global Growth Portfolio - Service Class	107	194
Voya Partners, Inc.:
VY® Baron Growth Portfolio - Service Class	30	116
VY® Columbia Contrarian Core Portfolio - Service Class	57	38
VY® Columbia Small Cap Value II Portfolio - Service Class	—	26
VY® Invesco Comstock Portfolio - Service Class	223	161
VY® Invesco Equity and Income Portfolio - Service Class	37,679	2,880
VY® Invesco Equity and Income Portfolio - Service 2 Class	992	252
VY® JPMorgan Mid Cap Value Portfolio - Service Class	59	67

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Partners, Inc. (continued):
VY® Oppenheimer Global Portfolio - Service Class	$47	$66
VY® T. Rowe Price Growth Equity Portfolio - Service Class	150	87
VY® Templeton Foreign Equity Portfolio - Service Class	156	750
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A	230	221
Voya Growth and Income Portfolio - Class I	1,196	1,209
Voya Growth and Income Portfolio - Class S	425	634
Voya Variable Portfolios, Inc.:
Voya Euro STOXX 50® Index Portfolio - Class A	30	11
Voya FTSE 100® Index Portfolio - Class A	15	8
Voya Global Value Advantage Portfolio - Class S	16	13
Voya Hang Seng Index Portfolio - Class S	19	18
Voya Index Plus LargeCap Portfolio - Class S	10	56
Voya Index Plus MidCap Portfolio - Class S	52	68
Voya Index Plus SmallCap Portfolio - Class S	20	47
Voya International Index Portfolio - Class A	2,294	300
Voya International Index Portfolio - Class S	12	76
Voya Japan TOPIX® Index Portfolio - Class A	9	20
Voya Russell™ Large Cap Growth Index Portfolio - Class S	86	101
Voya Russell™ Large Cap Index Portfolio - Class S	599	4,989
Voya Russell™ Large Cap Value Index Portfolio - Class S	36	5
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	153	2,342
Voya Russell™ Mid Cap Index Portfolio - Class S	129	135
Voya Russell™ Small Cap Index Portfolio - Class S	155	84
Voya Small Company Portfolio - Class S	71	7
Voya U.S. Bond Index Portfolio - Class S	63	130
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class S	3,794	3,532
Voya SmallCap Opportunities Portfolio - Class S	2	—

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

7.	Changes in Units
The changes in units outstanding were as follows:

	Year ended December 31
	2014			2013
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund - Class III Shares	6,300	13,232	(6,932)	40,775	57,439	(16,664)
Columbia Funds Variable Insurance Trust:
Columbia Small Cap Value Fund, Variable Series - Class B Shares	44	564	(520)	17,617	21,421	(3,804)
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Service Class 2	30	2,014	(1,984)	13,983	15,272	(1,289)
Legg Mason Partners Variable Equity Trust:
ClearBridge Variable Large Cap Value Portfolio - Class I	5,937	88,262	(82,325)	395,537	493,226	(97,689)
Legg Mason Variable Lifestyle Allocation 50%	1,450	32,169	(30,719)	252,578	301,720	(49,142)
Legg Mason Variable Lifestyle Allocation 70%	637	49,199	(48,562)	71,868	130,260	(58,392)
Legg Mason Variable Lifestyle Allocation 85%	5,381	37,626	(32,245)	80,363	120,824	(40,461)
Legg Mason Partners Variable Income Trust:
Western Asset Variable High Income Portfolio	983	14,124	(13,141)	42,781	66,227	(23,446)
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class S	411,279	87,068	324,211	151,504	183,659	(32,155)
Voya Investors Trust:
ING American Funds Asset Allocation Portfolio	—	49,440	(49,440)	28,789	20,442	8,347
ING American Funds Global Growth and Income Portfolio	—	1,772	(1,772)	8,165	7,777	388
ING American Funds International Growth and Income Portfolio	—	3,124	(3,124)	3,383	2,074	1,309
ING American Funds International Portfolio	—	140,280	(140,280)	115,027	138,189	(23,162)
ING American Funds World Allocation Portfolio	—	1,764	(1,764)	304	1,400	(1,096)
ING Bond Portfolio	—	37,472	(37,472)	33,501	46,356	(12,855)
ING Total Return Bond Portfolio - Service Class	—	242,488	(242,488)	443,077	496,604	(53,527)
Voya Global Perspectives Portfolio - Class A	3,066	1,330	1,736	—	—	—
Voya Global Resources Portfolio - Adviser Class	3,192	4,796	(1,604)	24,407	21,977	2,430
Voya Global Resources Portfolio - Service Class	21	5,963	(5,942)	108,518	112,655	(4,137)
Voya High Yield Portfolio - Service Class	26,048	33,320	(7,272)	233,789	250,789	(17,000)
Voya Large Cap Growth Portfolio - Adviser Class	6,099	29,113	(23,014)	79,483	112,681	(33,198)
Voya Large Cap Growth Portfolio - Service Class	732,926	75,996	656,930	56,080	14,711	41,369

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

	Year ended December 31
	2014			2013
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Investors Trust (continued):
Voya Large Cap Value Portfolio - Service Class	90,522	63,715	26,807	147,419	30,430	116,989
Voya Limited Maturity Bond Portfolio - Service Class	311	11,762	(11,451)	760,841	780,716	(19,875)
Voya Liquid Assets Portfolio - Service Class	238,278	262,028	(23,750)	408,884	289,050	119,834
Voya Multi-Manager Large Cap Core Portfolio - Service Class	838	51	787	6,011	6,014	(3)
Voya Retirement Conservative Portfolio - Adviser Class	17,344	16,533	811	34,164	23,114	11,050
Voya Retirement Growth Portfolio - Adviser Class	13,936	76,656	(62,720)	102,608	168,336	(65,728)
Voya Retirement Moderate Growth Portfolio - Adviser Class	3,882	25,972	(22,090)	135,236	190,129	(54,893)
Voya Retirement Moderate Portfolio - Adviser Class	3,995	20,393	(16,398)	110,949	137,763	(26,814)
VY® BlackRock Health Sciences Opportunities Portfolio - Service Class	—	25,941	(25,941)	18,629	16,580	2,049
VY® BlackRock Inflation Protected Bond Portfolio - Service Class	4,819	8,567	(3,748)	34,784	41,714	(6,930)
VY® BlackRock Large Cap Growth Portfolio - Service Class	—	14,266	(14,266)	14,194	16,406	(2,212)
VY® Clarion Global Real Estate Portfolio - Service Class	—	1,108	(1,108)	30,594	33,427	(2,833)
VY® Clarion Real Estate Portfolio - Service Class	147	3,236	(3,089)	83,007	87,270	(4,263)
VY® DFA World Equity Portfolio - Service Class	29	1,727	(1,698)	1,958	856	1,102
VY® FMR Diversified Mid Cap Portfolio - Service Class	10,951	76,992	(66,041)	261,867	342,692	(80,825)
VY® Franklin Income Portfolio - Service Class	26,022	15,085	10,937	135,713	108,478	27,235
VY® Franklin Mutual Shares Portfolio - Service Class	719	1,486	(767)	18,779	23,384	(4,605)
VY® Franklin Templeton Founding Strategy Portfolio - Service Class	7,818	14,561	(6,743)	37,430	32,901	4,529
VY® Invesco Growth and Income Portfolio - Service Class	5,142	36,507	(31,365)	655,257	704,882	(49,625)
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	2,681	16,239	(13,558)	167,687	177,949	(10,262)
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	2,818	7,439	(4,621)	28,966	26,636	2,330
VY® Marsico Growth Portfolio - Service Class	—	688,252	(688,252)	2,381,252	2,487,826	(106,574)
VY® MFS Total Return Portfolio - Service Class	—	1,072,673	(1,072,673)	923,550	1,070,377	(146,827)
VY® MFS Utilities Portfolio - Service Class	—	50,611	(50,611)	59,827	71,618	(11,791)
VY® Morgan Stanley Global Franchise Portfolio - Service Class	3,426	5,911	(2,485)	19,885	25,776	(5,891)
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	9,294	39,311	(30,017)	277,848	306,361	(28,513)
VY® T. Rowe Price Equity Income Portfolio - Service Class	2,100	8,973	(6,873)	178,409	187,931	(9,522)
VY® T. Rowe Price International Stock Portfolio - Service Class	1,402	1,602	(200)	22,782	24,030	(1,248)
VY® Templeton Global Growth Portfolio - Service Class	3,615	6,207	(2,592)	40,116	42,339	(2,223)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

	Year ended December 31
	2014			2013
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Partners, Inc.:
VY® Baron Growth Portfolio - Service Class	1,228	5,519	(4,291)	31,943	31,511	432
VY® Columbia Contrarian Core Portfolio - Service Class	1,918	2,361	(443)	5,365	5,886	(521)
VY® Columbia Small Cap Value II Portfolio - Service Class	13	1,581	(1,568)	14,014	18,783	(4,769)
VY® Invesco Comstock Portfolio - Service Class	12,996	9,474	3,522	19,409	19,403	6
VY® Invesco Equity and Income Portfolio - Service Class	2,114,697	170,213	1,944,484	17,930	22,810	(4,880)
VY® Invesco Equity and Income Portfolio - Service 2 Class	95,241	25,009	70,232	—	—	—
VY® JPMorgan Mid Cap Value Portfolio - Service Class	2,827	3,855	(1,028)	16,056	9,938	6,118
VY® Oppenheimer Global Portfolio - Service Class	2,192	3,325	(1,133)	11,109	10,804	305
VY® T. Rowe Price Growth Equity Portfolio - Service Class	9,186	5,891	3,295	32,901	37,332	(4,431)
VY® Templeton Foreign Equity Portfolio - Service Class	6,802	58,524	(51,722)	791	70,011	(69,220)
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A	3,368	14,618	(11,250)	68,808	79,579	(10,771)
Voya Growth and Income Portfolio - Class I	146	80,978	(80,832)	245,459	353,080	(107,621)
Voya Growth and Income Portfolio - Class S	242	41,556	(41,314)	121,398	153,145	(31,747)
Voya Variable Portfolios, Inc.:
Voya Euro STOXX 50® Index Portfolio - Class A	2,655	953	1,702	3,933	2,603	1,330
Voya FTSE 100® Index Portfolio - Class A	732	625	107	461	273	188
Voya Global Value Advantage Portfolio - Class S	1,454	1,281	173	5,151	6,368	(1,217)
Voya Hang Seng Index Portfolio - Class S	1,220	1,203	17	3,389	4,514	(1,125)
Voya Index Plus LargeCap Portfolio - Class S	431	3,291	(2,860)	9,742	7,901	1,841
Voya Index Plus MidCap Portfolio - Class S	2,004	3,462	(1,458)	19,635	20,244	(609)
Voya Index Plus SmallCap Portfolio - Class S	1,140	2,487	(1,347)	17,150	21,799	(4,649)
Voya International Index Portfolio - Class A	227,750	30,894	196,856	—	—	—
Voya International Index Portfolio - Class S	1,192	7,998	(6,806)	16,221	10,155	6,066
Voya Japan TOPIX® Index Portfolio - Class A	604	1,614	(1,010)	2,414	754	1,660
Voya Russell™ Large Cap Growth Index Portfolio - Class S	3,821	4,266	(445)	17,623	17,237	386
Voya Russell™ Large Cap Index Portfolio - Class S	23,368	339,934	(316,566)	559,360	967,483	(408,123)
Voya Russell™ Large Cap Value Index Portfolio - Class S	1,701	307	1,394	919	3,738	(2,819)
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	7,940	92,218	(84,278)	144,022	226,624	(82,602)
Voya Russell™ Mid Cap Index Portfolio - Class S	7,100	8,223	(1,123)	22,569	14,767	7,802
Voya Russell™ Small Cap Index Portfolio - Class S	7,253	5,207	2,046	32,658	21,071	11,587

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

	Year ended December 31
	2014			2013
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Variable Portfolios, Inc. (continued):
Voya Small Company Portfolio - Class S	3,483	345	3,138	4,657	2,712	1,945
Voya U.S. Bond Index Portfolio - Class S	5,127	10,777	(5,650)	31,022	37,974	(6,952)
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class S	28,298	212,216	(183,918)	393,117	598,300	(205,183)
Voya SmallCap Opportunities Portfolio - Class S	36	1	35	2,818	2,907	(89)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

8.	Financial Highlights
A summary of unit values, units outstanding, and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying funds, investment income ratios, and total return for the years ending December 31, 2014, 2013, 2012, 2011, and 2010, follows:

	Fund				Investment
	Inception	Units		Net Assets	Income
	DateA	(000's)	Unit Fair Value	(000's)	RatioB	Expense RatioC	Total ReturnD

BlackRock Global Allocation V.I. Fund - Class III Shares
2014		59	$12.05	$712	2.13%	1.40%	0.50%
2013		66	$11.99	$791	0.96%	1.40%	12.90%
2012		83	$10.62	$878	1.41%	1.40%	8.37%
2011		99	$9.80	$971	2.16%	1.40%	-4.95%
2010		113	$10.31	$1,163	1.07%	1.40%	8.18%
Columbia Small Cap Value Fund, Variable Series - Class B Shares
2014		8	$19.07	$154	0.63%	1.40%	1.60%
2013		9	$18.77	$161	1.19%	1.40%	32.18%
2012		12	$14.20	$176	0.55%	1.40%	9.74%
2011		15	$12.94	$188	0.94%	1.40%	-7.51%
2010		17	$13.99	$239	1.18%	1.40%	24.69%
Fidelity® VIP Equity-Income Portfolio - Service Class 2
2014		4	$16.42	$64	2.60%	1.40%	6.97%
2013		6	$15.35	$90	2.26%	1.40%	26.03%
2012		7	$12.18	$87	2.29%	1.40%	15.45%
2011		8	$10.55	$88	2.09%	1.40%	-0.75%
2010		10	$10.63	$103	1.83%	1.40%	13.33%
ClearBridge Variable Large Cap Value Portfolio - Class I
2014		801	$13.98	$11,203	1.78%	1.40%	10.17%
2013		884	$12.69	$11,216	1.63%	1.40%	30.56%
2012		982	$9.72	$9,535	2.18%	1.40%	14.76%
2011		1,218	$8.47	$10,311	2.15%	1.40%	3.55%
2010		1,437	$8.18	$11,751	2.79%	1.40%	7.92%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

	Fund				Investment
	Inception	Units		Net Assets	Income
	DateA	(000's)	Unit Fair Value	(000's)	RatioB	Expense RatioC	Total ReturnD
Legg Mason Variable Lifestyle Allocation 50%
2014		398	$22.34	$8,898	2.51%	1.40%	3.43%
2013		429	$21.60	$9,266	2.01%	1.40%	13.74%
2012		478	$18.99	$9,075	2.59%	1.40%	11.51%
2011		573	$17.03	$9,748	2.44%	1.40%	-0.23%
2010		682	$17.07	$11,642	2.84%	1.40%	12.75%
Legg Mason Variable Lifestyle Allocation 70%
2014		394	$20.21	$7,963	1.85%	1.40%	3.43%
2013		443	$19.54	$8,647	1.55%	1.40%	20.10%
2012		501	$16.27	$8,145	2.32%	1.40%	12.99%
2011		616	$14.40	$8,858	1.86%	1.40%	-1.97%
2010		712	$14.69	$10,451	1.99%	1.40%	13.44%
Legg Mason Variable Lifestyle Allocation 85%
2014		274	$20.32	$5,577	1.72%	1.40%	3.25%
2013		307	$19.68	$6,038	1.63%	1.40%	24.71%
2012		347	$15.78	$5,476	1.79%	1.40%	14.27%
2011		390	$13.81	$5,380	1.42%	1.40%	-3.70%
2010		468	$14.34	$6,707	1.54%	1.40%	14.08%
Western Asset Variable High Income Portfolio
2014		106	$26.29	$2,800	7.13%	1.40%	-1.72%
2013		120	$26.75	$3,200	6.87%	1.40%	7.69%
2012		143	$24.84	$3,552	7.80%	1.40%	16.18%
2011		180	$21.38	$3,853	8.68%	1.40%	0.99%
2010		203	$21.17	$4,302	9.54%	1.40%	14.99%
Voya Intermediate Bond Portfolio - Class S
2014		441	$13.49	$5,956	4.96%	1.40%	4.98%
2013		117	$12.85	$1,507	2.77%	1.40%	-1.76%
2012		149	$13.08	$1,954	4.48%	1.40%	7.57%
2011		137	$12.16	$1,665	4.33%	1.40%	5.83%
2010		141	$11.49	$1,617	4.70%	1.40%	7.99%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

	Fund				Investment
	Inception	Units		Net Assets	Income
	DateA	(000's)	Unit Fair Value	(000's)	RatioB	Expense RatioC	Total ReturnD
Voya Global Perspectives Portfolio - Class A
2014	02/04/2014	2	$10.66	$18	(d)	1.40%	(d)
2013		(d)	(d)	(d)	(d)	(d)	(d)
2012		(d)	(d)	(d)	(d)	(d)	(d)
2011		(d)	(d)	(d)	(d)	(d)	(d)
2010		(d)	(d)	(d)	(d)	(d)	(d)
Voya Global Resources Portfolio - Adviser Class
2014		18	$8.18	$144	0.62%	1.40%	-13.35%
2013		19	$9.44	$181	0.62%	1.40%	11.58%
2012		17	$8.46	$141	0.71%	1.40%	-4.51%
2011	01/25/2011	16	$8.86	$139	(b)	1.40%	(b)
2010		(b)	(b)	(b)	(b)	(b)	(b)
Voya Global Resources Portfolio - Service Class
2014		30	$37.40	$1,137	1.11%	1.40%	-13.02%
2013		36	$43.00	$1,563	0.96%	1.40%	12.04%
2012		40	$38.38	$1,553	0.79%	1.40%	-4.22%
2011		50	$40.07	$1,990	0.54%	1.40%	-10.42%
2010		63	$44.73	$2,833	0.88%	1.40%	19.92%
Voya High Yield Portfolio - Service Class
2014		99	$18.49	$1,828	6.16%	1.40%	-0.22%
2013		106	$18.53	$1,968	5.67%	1.40%	4.10%
2012		123	$17.80	$2,192	6.25%	1.40%	12.44%
2011		116	$15.83	$1,839	7.27%	1.40%	2.99%
2010		140	$15.37	$2,148	7.64%	1.40%	12.60%
Voya Large Cap Growth Portfolio - Adviser Class
2014		167	$14.78	$2,465	0.08%	1.40%	11.46%
2013		190	$13.26	$2,516	0.37%	1.40%	28.49%
2012	05/07/2012	223	$10.32	$2,300	(c)	1.40%	(c)
2011		(c)	(c)	(c)	(c)	(c)	(c)
2010		(c)	(c)	(c)	(c)	(c)	(c)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

	Fund				Investment
	Inception	Units		Net Assets	Income
	DateA	(000's)	Unit Fair Value	(000's)	RatioB	Expense RatioC	Total ReturnD
Voya Large Cap Growth Portfolio - Service Class
2014		708	$24.66	$17,466	0.04%	1.40%	11.79%
2013		51	$22.06	$1,135	0.76%	1.40%	28.78%
2012		10	$17.13	$173	0.64%	1.40%	16.14%
2011		9	$14.75	$138	-	1.40%	0.82%
2010		6	$14.63	$91	-	1.40%	12.71%
Voya Large Cap Value Portfolio - Service Class
2014		182	$15.80	$2,875	1.91%	1.40%	8.22%
2013		155	$14.60	$2,266	1.11%	1.40%	28.86%
2012		38	$11.33	$433	2.38%	1.40%	12.74%
2011	01/21/2011	41	$10.05	$408	(b)	1.40%	(b)
2010		(b)	(b)	(b)	(b)	(b)	(b)
Voya Limited Maturity Bond Portfolio - Service Class
2014		93	$22.74	$2,117	0.67%	1.40%	-0.70%
2013		105	$22.90	$2,394	0.87%	1.40%	-0.74%
2012		124	$23.07	$2,869	0.78%	1.40%	0.09%
2011		153	$23.05	$3,523	3.14%	1.40%	-0.26%
2010		178	$23.11	$4,111	3.62%	1.40%	1.72%
Voya Liquid Assets Portfolio - Service Class
2014		723	$15.80	$11,416	-	1.40%	-1.37%
2013		746	$16.02	$11,956	-	1.40%	-1.35%
2012		627	$16.24	$10,167	-	1.40%	-1.40%
2011		579	$16.47	$9,530	-	1.40%	-1.38%
2010		700	$16.70	$11,687	-	1.40%	-1.42%
Voya Multi-Manager Large Cap Core Portfolio - Service Class
2014		4	$17.57	$66	1.79%	1.40%	13.35%
2013		3	$15.50	$46	-	1.40%	28.52%
2012		3	$12.06	$36	-	1.40%	8.75%
2011		3	$11.09	$38	2.94%	1.40%	-5.94%
2010		3	$11.79	$30	-	1.40%	14.24%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

	Fund				Investment
	Inception	Units		Net Assets	Income
	DateA	(000's)	Unit Fair Value	(000's)	RatioB	Expense RatioC	Total ReturnD
Voya Retirement Conservative Portfolio - Adviser Class
2014		54	$10.49	$564	3.10%	1.40%	4.48%
2013		53	$10.04	$532	3.40%	1.40%	2.87%
2012		42	$9.76	$409	3.45%	1.40%	6.43%
2011		44	$9.17	$402	1.63%	1.40%	3.73%
2010		24	$8.84	$213	-	1.40%	6.25%
Voya Retirement Growth Portfolio - Adviser Class
2014		325	$13.60	$4,417	1.60%	1.40%	3.90%
2013		388	$13.09	$5,074	1.87%	1.40%	16.98%
2012		453	$11.19	$5,070	2.32%	1.40%	11.34%
2011		557	$10.05	$5,592	0.83%	1.40%	-2.52%
2010		676	$10.31	$6,961	0.37%	1.40%	10.03%
Voya Retirement Moderate Growth Portfolio - Adviser Class
2014		199	$13.61	$2,702	1.65%	1.40%	4.21%
2013		221	$13.06	$2,881	2.09%	1.40%	14.06%
2012		276	$11.45	$3,154	2.60%	1.40%	10.10%
2011		326	$10.40	$3,394	1.04%	1.40%	-1.33%
2010		405	$10.54	$4,264	0.45%	1.40%	9.45%
Voya Retirement Moderate Portfolio - Adviser Class
2014		164	$13.13	$2,149	2.85%	1.40%	3.79%
2013		180	$12.65	$2,278	2.81%	1.40%	8.49%
2012		207	$11.66	$2,412	3.15%	1.40%	8.67%
2011		213	$10.73	$2,282	1.35%	1.40%	0.75%
2010		245	$10.65	$2,603	0.57%	1.40%	8.01%
Voya U.S. Bond Index Portfolio - Class S
2014		18	$11.90	$215	1.65%	1.40%	4.02%
2013		24	$11.44	$271	1.57%	1.40%	-4.19%
2012		31	$11.94	$366	2.20%	1.40%	2.14%
2011		31	$11.69	$362	1.97%	1.40%	5.51%
2010		22	$11.08	$247	2.75%	1.40%	4.33%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

	Fund				Investment
	Inception	Units		Net Assets	Income
	DateA	(000's)	Unit Fair Value	(000's)	RatioB	Expense RatioC	Total ReturnD
VY® BlackRock Inflation Protected Bond Portfolio - Service Class
2014		43	$11.61	$495	1.36%	1.40%	1.13%
2013		46	$11.48	$532	-	1.40%	-9.96%
2012		53	$12.75	$680	0.54%	1.40%	4.85%
2011		36	$12.16	$439	1.83%	1.40%	10.45%
2010		30	$11.01	$325	1.61%	1.40%	3.97%
VY® Clarion Global Real Estate Portfolio - Service Class
2014		7	$14.41	$102	0.97%	1.40%	12.23%
2013		8	$12.84	$105	5.76%	1.40%	2.31%
2012		11	$12.55	$138	0.75%	1.40%	23.89%
2011		13	$10.13	$128	3.03%	1.40%	-6.64%
2010		19	$10.85	$202	8.70%	1.40%	14.33%
VY® Clarion Real Estate Portfolio - Service Class
2014		18	$106.59	$1,927	1.36%	1.40%	28.05%
2013		21	$83.24	$1,762	1.35%	1.40%	0.64%
2012		25	$82.71	$2,102	1.01%	1.40%	13.91%
2011		31	$72.61	$2,232	1.29%	1.40%	7.97%
2010		38	$67.25	$2,567	3.35%	1.40%	26.20%
VY® DFA World Equity Portfolio - Service Class
2014		4	$11.42	$45	1.83%	1.40%	-
2013		6	$11.42	$64	1.89%	1.40%	23.06%
2012		5	$9.28	$42	2.27%	1.40%	16.44%
2011		6	$7.97	$46	5.48%	1.40%	-10.45%
2010	04/09/2010	3	$8.90	$27	(a)	1.40%	(a)
VY® FMR Diversified Mid Cap Portfolio - Service Class
2014		414	$21.71	$8,979	0.22%	1.40%	4.58%
2013		480	$20.76	$9,961	0.45%	1.40%	34.11%
2012		561	$15.48	$8,673	0.60%	1.40%	12.99%
2011		654	$13.70	$8,952	0.20%	1.40%	-12.18%
2010		775	$15.60	$12,084	0.14%	1.40%	26.52%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

	Fund				Investment
	Inception	Units		Net Assets	Income
	DateA	(000's)	Unit Fair Value	(000's)	RatioB	Expense RatioC	Total ReturnD
VY® Franklin Income Portfolio - Service Class
2014		102	$14.69	$1,495	4.17%	1.40%	3.52%
2013		91	$14.19	$1,289	4.70%	1.40%	13.07%
2012		64	$12.55	$798	5.70%	1.40%	10.96%
2011		69	$11.31	$782	7.58%	1.40%	1.16%
2010		86	$11.18	$959	4.48%	1.40%	11.35%
VY® Franklin Mutual Shares Portfolio - Service Class
2014		18	$14.63	$265	1.14%	1.40%	6.01%
2013		19	$13.80	$261	1.16%	1.40%	25.91%
2012		24	$10.96	$258	1.59%	1.40%	11.95%
2011		25	$9.79	$244	3.62%	1.40%	-2.20%
2010		31	$10.01	$308	0.40%	1.40%	10.00%
VY® Franklin Templeton Founding Strategy Portfolio - Service Class
2014		30	$11.83	$355	2.05%	1.40%	1.72%
2013		37	$11.63	$427	2.46%	1.40%	22.29%
2012		32	$9.51	$306	3.51%	1.40%	14.30%
2011		32	$8.32	$263	2.35%	1.40%	-2.69%
2010		39	$8.55	$334	2.69%	1.40%	9.20%
VY® Invesco Growth and Income Portfolio - Service Class
2014		264	$45.85	$12,123	1.15%	1.40%	8.57%
2013		296	$42.23	$12,490	1.32%	1.40%	32.01%
2012		345	$31.99	$11,042	1.85%	1.40%	12.96%
2011		400	$28.32	$11,308	1.21%	1.40%	-3.54%
2010		485	$29.36	$14,238	0.25%	1.40%	10.92%
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
2014		75	$21.46	$1,619	0.90%	1.40%	-0.51%
2013		89	$21.57	$1,920	0.81%	1.40%	-7.03%
2012		99	$23.20	$2,302	-	1.40%	17.41%
2011		121	$19.76	$2,384	0.82%	1.40%	-19.41%
2010		152	$24.52	$3,736	0.53%	1.40%	18.63%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

	Fund				Investment
	Inception	Units		Net Assets	Income
	DateA	(000's)	Unit Fair Value	(000's)	RatioB	Expense RatioC	Total ReturnD
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
2014		23	$22.91	$530	0.36%	1.40%	6.86%
2013		28	$21.44	$595	0.81%	1.40%	37.00%
2012		25	$15.65	$398	0.26%	1.40%	17.05%
2011		29	$13.37	$384	0.25%	1.40%	-2.76%
2010		30	$13.75	$409	0.28%	1.40%	25.00%
VY® Morgan Stanley Global Franchise Portfolio - Service Class
2014		28	$20.59	$580	1.68%	1.40%	2.80%
2013		31	$20.03	$614	2.10%	1.40%	17.75%
2012		37	$17.01	$622	1.70%	1.40%	14.16%
2011		37	$14.90	$555	2.38%	1.40%	7.58%
2010		39	$13.85	$539	0.42%	1.40%	12.24%
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
2014		209	$79.04	$16,522	1.26%	1.40%	10.59%
2013		239	$71.47	$17,085	1.09%	1.40%	20.48%
2012		268	$59.32	$15,865	1.54%	1.40%	12.88%
2011		307	$52.55	$16,125	1.80%	1.40%	1.45%
2010		347	$51.80	$17,960	1.53%	1.40%	12.44%
VY® T. Rowe Price Equity Income Portfolio - Service Class
2014		77	$47.40	$3,638	1.84%	1.40%	5.95%
2013		84	$44.74	$3,741	1.63%	1.40%	27.94%
2012		93	$34.97	$3,256	1.96%	1.40%	15.57%
2011		104	$30.26	$3,157	1.91%	1.40%	-2.29%
2010		115	$30.97	$3,549	1.55%	1.40%	13.36%
VY® T. Rowe Price International Stock Portfolio - Service Class
2014		5	$15.22	$78	1.24%	1.40%	-2.50%
2013		5	$15.61	$83	1.15%	1.40%	12.79%
2012		7	$13.84	$91	-	1.40%	17.09%
2011		9	$11.82	$105	3.32%	1.40%	-13.60%
2010		10	$13.68	$136	1.41%	1.40%	12.22%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

	Fund				Investment
	Inception	Units		Net Assets	Income
	DateA	(000's)	Unit Fair Value	(000's)	RatioB	Expense RatioC	Total ReturnD
VY® Templeton Global Growth Portfolio - Service Class
2014		44	$30.33	$1,340	1.21%	1.40%	-4.11%
2013		47	$31.63	$1,480	1.57%	1.40%	28.79%
2012		49	$24.56	$1,203	1.80%	1.40%	20.04%
2011		55	$20.46	$1,125	1.57%	1.40%	-7.00%
2010		59	$22.00	$1,303	1.42%	1.40%	6.23%
VY® Baron Growth Portfolio - Service Class
2014		24	$21.11	$516	-	1.40%	2.88%
2013		29	$20.52	$589	1.38%	1.40%	36.89%
2012		28	$14.99	$424	-	1.40%	18.03%
2011		36	$12.70	$458	-	1.40%	0.79%
2010		36	$12.60	$457	-	1.40%	24.75%
VY® Columbia Contrarian Core Portfolio - Service Class
2014		15	$15.10	$233	0.89%	1.40%	11.27%
2013		16	$13.57	$215	1.57%	1.40%	32.78%
2012		16	$10.22	$167	0.57%	1.40%	10.73%
2011		20	$9.23	$181	0.99%	1.40%	-6.01%
2010		23	$9.82	$223	0.43%	1.40%	10.46%
VY® Columbia Small Cap Value II Portfolio - Service Class
2014		13	$15.46	$205	-	1.40%	2.86%
2013		15	$15.03	$223	0.92%	1.40%	38.02%
2012		20	$10.89	$213	0.47%	1.40%	12.62%
2011		22	$9.67	$217	0.39%	1.40%	-4.07%
2010		29	$10.08	$297	0.99%	1.40%	23.53%
VY® Invesco Comstock Portfolio - Service Class
2014		26	$16.99	$450	2.22%	1.40%	7.60%
2013		23	$15.79	$362	0.95%	1.40%	33.14%
2012		23	$11.86	$272	1.17%	1.40%	16.96%
2011		24	$10.14	$240	1.20%	1.40%	-3.43%
2010		25	$10.50	$258	1.23%	1.40%	13.51%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

	Fund				Investment
	Inception	Units		Net Assets	Income
	DateA	(000's)	Unit Fair Value	(000's)	RatioB	Expense RatioC	Total ReturnD
VY® Invesco Equity and Income Portfolio - Service Class
2014		1,967	$17.50	$34,418	2.77%	1.40%	7.16%
2013		22	$16.33	$355	1.13%	1.40%	22.87%
2012		27	$13.29	$353	2.11%	1.40%	10.93%
2011		26	$11.98	$311	1.86%	1.40%	-2.68%
2010		36	$12.31	$442	1.74%	1.40%	10.40%
VY® Invesco Equity and Income Portfolio - Service 2 Class
2014	03/14/2014	70	$10.93	$768	(d)	1.40%	(d)
2013		(d)	(d)	(d)	(d)	(d)	(d)
2012		(d)	(d)	(d)	(d)	(d)	(d)
2011		(d)	(d)	(d)	(d)	(d)	(d)
2010		(d)	(d)	(d)	(d)	(d)	(d)
VY® JPMorgan Mid Cap Value Portfolio - Service Class
2014		13	$18.31	$237	0.87%	1.40%	13.37%
2013		14	$16.15	$225	0.62%	1.40%	29.72%
2012		8	$12.45	$98	1.16%	1.40%	18.35%
2011		7	$10.52	$75	1.53%	1.40%	0.38%
2010		5	$10.48	$56	-	1.40%	21.30%
VY® Oppenheimer Global Portfolio - Service Class
2014		16	$18.23	$293	0.99%	1.40%	0.66%
2013		17	$18.11	$312	1.08%	1.40%	25.07%
2012		17	$14.48	$245	1.24%	1.40%	19.67%
2011		20	$12.10	$238	1.44%	1.40%	-9.70%
2010		24	$13.40	$317	1.27%	1.40%	14.24%
VY® T. Rowe Price Growth Equity Portfolio - Service Class
2014		21	$15.57	$324	-	1.40%	6.86%
2013		17	$14.57	$255	-	1.40%	36.94%
2012		22	$10.64	$233	-	1.40%	16.92%
2011		17	$9.10	$159	-	1.40%	-2.67%
2010		19	$9.35	$179	-	1.40%	15.01%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

	Fund				Investment
	Inception	Units		Net Assets	Income
	DateA	(000's)	Unit Fair Value	(000's)	RatioB	Expense RatioC	Total ReturnD
VY® Templeton Foreign Equity Portfolio - Service Class
2014		339	$11.39	$3,866	2.25%	1.40%	-8.15%
2013		391	$12.40	$4,852	1.34%	1.40%	18.21%
2012		460	$10.49	$4,827	2.56%	1.40%	17.08%
2011		28	$8.96	$250	1.81%	1.40%	-13.51%
2010		29	$10.36	$302	1.73%	1.40%	7.14%
Voya Growth and Income Portfolio - Class A
2014		102	$15.15	$1,544	1.47%	1.40%	8.68%
2013		113	$13.94	$1,578	0.89%	1.40%	28.24%
2012		124	$10.87	$1,346	1.38%	1.40%	13.58%
2011	01/21/2011	147	$9.57	$1,406	(b)	1.40%	(b)
2010		(b)	(b)	(b)	(b)	(b)	(b)
Voya Growth and Income Portfolio - Class I
2014		666	$13.97	$9,303	1.93%	1.40%	9.14%
2013		747	$12.80	$9,557	1.31%	1.40%	28.77%
2012		854	$9.94	$8,485	1.76%	1.40%	14.25%
2011		1,050	$8.70	$9,127	1.18%	1.40%	-1.69%
2010		1,277	$8.85	$11,290	0.99%	1.40%	12.45%
Voya Growth and Income Portfolio - Class S
2014		212	$13.73	$2,913	1.64%	1.40%	8.88%
2013		253	$12.61	$3,196	1.07%	1.40%	28.54%
2012		285	$9.81	$2,796	1.58%	1.40%	13.94%
2011		323	$8.61	$2,782	1.40%	1.40%	-1.94%
2010		222	$8.78	$1,945	0.72%	1.40%	12.28%
Voya Euro STOXX 50® Index Portfolio - Class A
2014		7	$9.49	$71	3.01%	1.40%	-10.89%
2013		6	$10.65	$62	4.00%	1.40%	23.69%
2012		4	$8.61	$38	3.39%	1.40%	20.08%
2011		3	$7.17	$21	4.35%	1.40%	-18.43%
2010	02/22/2010	3	$8.79	$25	(a)	1.40%	(a)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

	Fund				Investment
	Inception	Units		Net Assets	Income
	DateA	(000's)	Unit Fair Value	(000's)	RatioB	Expense RatioC	Total ReturnD
Voya FTSE 100® Index Portfolio - Class A
2014		3	$12.74	$44	4.44%	1.40%	-8.15%
2013		3	$13.87	$46	4.82%	1.40%	17.24%
2012		3	$11.83	$37	-	1.40%	13.64%
2011		-	$10.41	-	-	1.40%	-5.54%
2010	09/15/2010	3	$11.02	$35	(a)	1.40%	(a)
Voya Global Value Advantage Portfolio - Class S
2014		7	$10.03	$69	2.99%	1.40%	3.40%
2013		7	$9.70	$65	3.01%	1.40%	12.01%
2012		8	$8.66	$68	4.72%	1.40%	13.50%
2011		8	$7.63	$59	4.08%	1.40%	-5.22%
2010		11	$8.05	$88	3.70%	1.40%	4.41%
Voya Hang Seng Index Portfolio - Class S
2014		4	$14.61	$54	1.87%	1.40%	1.95%
2013		4	$14.33	$53	5.00%	1.40%	2.43%
2012		5	$13.99	$67	1.82%	1.40%	26.61%
2011		4	$11.05	$43	2.13%	1.40%	-19.58%
2010		4	$13.74	$51	-	1.40%	6.02%
Voya Index Plus LargeCap Portfolio - Class S
2014		17	$17.29	$287	1.36%	1.40%	11.91%
2013		19	$15.45	$300	1.57%	1.40%	30.82%
2012		18	$11.81	$208	0.65%	1.40%	12.48%
2011		10	$10.50	$102	1.59%	1.40%	-1.69%
2010		14	$10.68	$150	1.72%	1.40%	12.07%
Voya Index Plus MidCap Portfolio - Class S
2014		17	$19.70	$331	0.60%	1.40%	7.77%
2013		18	$18.28	$334	1.01%	1.40%	32.37%
2012		19	$13.81	$260	0.49%	1.40%	15.76%
2011		12	$11.93	$146	0.51%	1.40%	-2.77%
2010		20	$12.27	$243	0.77%	1.40%	19.82%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

	Fund				Investment
	Inception	Units		Net Assets	Income
	DateA	(000's)	Unit Fair Value	(000's)	RatioB	Expense RatioC	Total ReturnD
Voya Index Plus SmallCap Portfolio - Class S
2014		21	$17.91	$369	0.27%	1.40%	3.77%
2013		22	$17.26	$379	0.85%	1.40%	40.21%
2012		27	$12.31	$328	0.32%	1.40%	10.60%
2011		28	$11.13	$306	0.56%	1.40%	-2.37%
2010		36	$11.40	$409	0.46%	1.40%	20.76%
Voya International Index Portfolio - Class A
2014	03/04/2014	197	$9.70	$1,909	(d)	1.40%	(d)
2013		(d)	(d)	(d)	(d)	(d)	(d)
2012		(d)	(d)	(d)	(d)	(d)	(d)
2011		(d)	(d)	(d)	(d)	(d)	(d)
2010		(d)	(d)	(d)	(d)	(d)	(d)
Voya International Index Portfolio - Class S
2014		16	$9.01	$140	0.56%	1.40%	-7.49%
2013		22	$9.74	$218	2.28%	1.40%	19.36%
2012		16	$8.16	$133	1.05%	1.40%	16.91%
2011		8	$6.98	$58	2.58%	1.40%	-13.72%
2010		12	$8.09	$97	3.74%	1.40%	6.17%
Voya Japan TOPIX® Index Portfolio - Class A
2014		1	$11.44	$8	-	1.40%	-6.76%
2013		2	$12.27	$21	-	1.40%	23.07%
2012		-	$9.97	$1	-	1.40%	6.06%
2011		-	$9.40	$2	-	1.40%	-14.93%
2010	05/03/2010	-	$11.05	$1	(a)	1.40%	(a)
Voya Russell™ Large Cap Growth Index Portfolio - Class S
2014		14	$23.45	$340	1.22%	1.40%	11.19%
2013		15	$21.09	$315	1.09%	1.40%	29.86%
2012		15	$16.24	$236	1.73%	1.40%	12.62%
2011		8	$14.42	$111	1.25%	1.40%	2.49%
2010		3	$14.07	$49	-	1.40%	10.87%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

	Fund				Investment
	Inception	Units		Net Assets	Income
	DateA	(000's)	Unit Fair Value	(000's)	RatioB	Expense RatioC	Total ReturnD
Voya Russell™ Large Cap Index Portfolio - Class S
2014		2,243	$14.90	$33,418	1.37%	1.40%	11.03%
2013		2,560	$13.42	$34,351	1.42%	1.40%	29.91%
2012		2,968	$10.33	$30,636	2.26%	1.40%	13.64%
2011		3,497	$9.09	$31,763	1.39%	1.40%	0.78%
2010		4,099	$9.02	$36,944	3.30%	1.40%	10.40%
Voya Russell™ Large Cap Value Index Portfolio - Class S
2014		7	$22.29	$160	1.45%	1.40%	10.68%
2013		6	$20.14	$116	1.60%	1.40%	29.60%
2012		9	$15.54	$134	1.82%	1.40%	14.35%
2011		6	$13.59	$86	1.29%	1.40%	-0.88%
2010		5	$13.71	$69	1.82%	1.40%	9.59%
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
2014		490	$25.81	$12,637	0.21%	1.40%	9.55%
2013		574	$23.56	$13,522	0.73%	1.40%	33.03%
2012		657	$17.71	$11,619	0.34%	1.40%	13.89%
2011		750	$15.55	$11,656	0.44%	1.40%	-3.60%
2010		881	$16.13	$14,208	0.30%	1.40%	24.08%
Voya Russell™ Mid Cap Index Portfolio - Class S
2014		28	$16.91	$471	1.10%	1.40%	10.89%
2013		29	$15.25	$442	0.87%	1.40%	31.92%
2012		21	$11.56	$245	0.90%	1.40%	15.14%
2011		20	$10.04	$198	1.02%	1.40%	-3.46%
2010		19	$10.40	$193	0.53%	1.40%	23.08%
Voya Russell™ Small Cap Index Portfolio - Class S
2014		47	$16.41	$770	0.81%	1.40%	3.21%
2013		45	$15.90	$714	1.09%	1.40%	36.48%
2012		33	$11.65	$388	0.60%	1.40%	14.22%
2011		27	$10.20	$275	0.79%	1.40%	-5.56%
2010		21	$10.80	$230	-	1.40%	24.28%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT EQ
Notes to Financial Statements

	Fund				Investment
	Inception	Units		Net Assets	Income
	DateA	(000's)	Unit Fair Value	(000's)	RatioB	Expense RatioC	Total ReturnD
Voya Small Company Portfolio - Class S
2014		11	$16.87	$182	-	1.40%	4.78%
2013		8	$16.10	$124	-	1.40%	35.41%
2012		6	$11.89	$68	-	1.40%	12.70%
2011		7	$10.55	$71	-	1.40%	-4.09%
2010		7	$11.00	$80	-	1.40%	22.36%
Voya MidCap Opportunities Portfolio - Class S
2014		1,319	$17.91	$23,622	0.32%	1.40%	7.05%
2013		1,503	$16.73	$25,146	-	1.40%	29.89%
2012		1,708	$12.88	$21,986	0.41%	1.40%	12.29%
2011		1,999	$11.47	$22,915	-	1.40%	-2.22%
2010		2,294	$11.73	$26,886	0.48%	1.40%	28.20%
Voya SmallCap Opportunities Portfolio - Class S
2014		-	$24.83	$10	-	1.40%	3.89%
2013		-	$23.90	$9	-	1.40%	36.73%
2012		-	$17.48	$8	-	1.40%	13.36%
2011		-	$15.42	$7	-	1.40%	-0.90%
2010		1	$15.56	$12	-	1.40%	30.21%

(a)	As investment Division had no investments until 2010, this data is not meaningful and is therefore not presented.
(b)	As investment Division had no investments until 2011, this data is not meaningful and is therefore not presented.
(c)	As investment Division had no investments until 2012, this data is not meaningful and is therefore not presented.
(d)	As investment Division had no investments until 2014, this data is not meaningful and is therefore not presented.

A	The Fund Inception Date represents the first date the fund received money.
B
The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.

C
The Expense Ratio considers only the annualized contract expenses borne directly by the Account, excluding expenses charged through the redemption of units, and is equal to the mortality and expense, administrative, and other charges, as defined in the Charges and Fees note.

D	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities.

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)

C-1

Report of Independent Registered Public Accounting Firm

The Board of Directors
Voya Insurance and Annuity Company

We have audited the accompanying balance sheets of Voya Insurance and Annuity Company as of December 31, 2014 and 2013, and the related statements of operations, comprehensive income, changes in shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2014. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Voya Insurance and Annuity Company at December 31, 2014 and 2013, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2014, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia
March 27, 2015

C-2

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Balance Sheets
December 31, 2014 and 2013
(In millions, except share and per share data)

	As of December 31,
	2014	2013
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $20,814.2 as of 2014 and $20,244.6 as of 2013)	$22,169.4	$21,105.9
Fixed maturities, at fair value using the fair value option	480.8	385.0
Equity securities, available-for-sale, at fair value (cost of $3.1 as of 2014 and $3.8 as of 2013)	6.7	6.1
Short-term investments	746.8	567.0
Mortgage loans on real estate, net of valuation allowance of $0.8 as of 2014 and $1.1 as of 2013	2,854.4	2,837.3
Policy loans	87.4	94.9
Limited partnerships/corporations	172.9	133.2
Derivatives	891.4	342.4
Other investments	49.4	56.2
Securities pledged (amortized cost of $567.3 as of 2014 and $964.1 as of 2013)	626.8	959.2
Total investments	28,086.0	26,487.2
Cash and cash equivalents	362.4	398.0
Short-term investments under securities loan agreements, including collateral delivered	170.1	163.6
Accrued investment income	224.1	220.3
Deposits and reinsurance recoverable	4,969.0	3,941.6
Deferred policy acquisition costs, Value of business acquired and Sales inducements to contract owners	2,683.3	2,812.5
Due from affiliates	31.8	33.0
Current income tax recoverable from Parent	—	22.6
Deferred income taxes	—	51.3
Other assets	382.8	384.1
Assets held in separate accounts	38,547.7	42,008.3
Total assets	$75,457.2	$76,522.5

The accompanying notes are an integral part of these Financial Statements.

C-3

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Balance Sheets
December 31, 2014 and 2013
(In millions, except share and per share data)

	As of December 31,
	2014	2013

Liabilities and Shareholder's Equity
Future policy benefits and contract owner account balances	$26,145.0	$25,412.8
Payable for securities purchased	2.4	32.6
Payables under securities loan agreements, including collateral held	432.8	211.1
Long-term debt	435.0	435.0
Due to affiliates	58.9	60.1
Funds held under reinsurance treaties with affiliates	5,653.1	3,728.7
Derivatives	340.6	731.9
Current income tax payable to Parent	2.1	—
Deferred income taxes	44.9	—
Other liabilities	174.5	169.7
Liabilities related to separate accounts	38,547.7	42,008.3
Total liabilities	71,837.0	72,790.2

Shareholder's equity:
Common stock (250,000 shares authorized, issued and outstanding as of 2014 and 2013; $10 par value per share)	2.5	2.5
Additional paid-in capital	5,310.6	5,525.6
Accumulated other comprehensive income (loss)	609.0	481.2
Retained earnings (deficit)	(2,301.9)	(2,277.0)
Total shareholder's equity	3,620.2	3,732.3
Total liabilities and shareholder's equity	$75,457.2	$76,522.5

The accompanying notes are an integral part of these Financial Statements.

C-4

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Statements of Operations
For the Years Ended December 31, 2014, 2013 and 2012
(In millions)

	Year Ended December 31,
	2014	2013	2012
Revenues:
Net investment income	$1,264.7	$1,267.2	$1,285.5
Fee income	824.8	839.7	810.9
Premiums	537.8	436.3	459.0
Net realized capital gains (losses):
Total other-than-temporary impairments	(6.0)	(12.1)	(27.9)
Less: Portion of other-than-temporary impairments recognized in Other comprehensive income (loss)	(0.3)	(1.8)	(9.4)
Net other-than-temporary impairments recognized in earnings	(5.7)	(10.3)	(18.5)
Other net realized capital gains (losses)	(768.4)	(2,205.5)	(1,355.6)
Total net realized capital gains (losses)	(774.1)	(2,215.8)	(1,374.1)
Other revenue	29.8	29.8	34.7
Total revenues	1,883.0	357.2	1,216.0
Benefits and expenses:
Interest credited and other benefits to contract owners/policyholders	1,391.9	(1,855.4)	364.5
Operating expenses	489.6	462.3	444.3
Net amortization of Deferred policy acquisition costs and Value of business acquired	(116.0)	1,522.4	343.7
Interest expense	28.2	28.2	30.9
Other expense	16.9	31.1	27.3
Total benefits and expenses	1,810.6	188.6	1,210.7
Income (loss) before income taxes	72.4	168.6	5.3
Income tax expense (benefit)	97.3	185.5	182.3
Net income (loss)	$(24.9)	$(16.9)	$(177.0)

The accompanying notes are an integral part of these Financial Statements.

C-5

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Statements of Comprehensive Income
For the Years Ended December 31, 2014, 2013 and 2012
(In millions)

	Year Ended December 31,
	2014	2013	2012
Net income (loss)	$(24.9)	$(16.9)	$(177.0)
Other comprehensive income (loss), before tax:
Unrealized gains/losses on securities	180.1	(252.8)	514.6
Other-than-temporary impairments	16.7	17.7	12.7
Pension and other postretirement benefits liability	(0.2)	(0.2)	(0.2)
Other comprehensive income (loss), before tax	196.6	(235.3)	527.1
Income tax expense (benefit) related to items of other comprehensive income (loss)	68.8	(82.3)	138.0
Other comprehensive income (loss), after tax	127.8	(153.0)	389.1
Comprehensive income (loss)	$102.9	$(169.9)	$212.1

The accompanying notes are an integral part of these Financial Statements.

C-6

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Statements of Changes in Shareholder's Equity
For the Years Ended December 31, 2014, 2013 and 2012
(In millions)

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (Deficit)	Total Shareholder's Equity
Balance at January 1, 2012	$2.5	$5,971.6	$245.1	$(2,083.1)	$4,136.1
Comprehensive income (loss):
Net income (loss)	—	—	—	(177.0)	(177.0)
Other comprehensive income (loss), after tax	—	—	389.1	—	389.1
Total comprehensive income (loss)					212.1
Dividends paid and distributions of capital	—	(250.0)	—	—	(250.0)
Employee related benefits	—	33.9	—	—	33.9
Balance at December 31, 2012	2.5	5,755.5	634.2	(2,260.1)	4,132.1
Comprehensive income (loss):
Net income (loss)	—	—	—	(16.9)	(16.9)
Other comprehensive income (loss), after tax	—	—	(153.0)	—	(153.0)
Total comprehensive income (loss)					(169.9)
Dividends paid and distributions of capital	—	(230.0)	—	—	(230.0)
Employee related benefits	—	0.1	—	—	0.1
Balance at December 31, 2013	2.5	5,525.6	481.2	(2,277.0)	3,732.3
Comprehensive income (loss):
Net income (loss)	—	—	—	(24.9)	(24.9)
Other comprehensive income (loss), after tax	—	—	127.8	—	127.8
Total comprehensive income (loss)					102.9
Dividends paid and distributions of capital	—	(216.0)	—	—	(216.0)
Employee related benefits	—	1.0	—	—	1.0
Balance at December 31, 2014	$2.5	$5,310.6	$609.0	$(2,301.9)	$3,620.2

The accompanying notes are an integral part of these Financial Statements.

C-7

Voya Insurance and Annuity Company (A wholly owned subsidiary of Voya Holdings Inc.) Statements of Cash Flows For the Years Ended December 31, 2014, 2013 and 2012 (In millions)

	Year Ended December 31,
	2014	2013	2012
Cash Flows from Operating Activities:
Net income (loss)	$(24.9)	$(16.9)	$(177.0)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Capitalization of deferred policy acquisition costs, value of business acquired and sales inducements	(146.6)	(126.9)	(137.6)
Net amortization of deferred policy acquisition costs, value of business acquired and sales inducements	(96.7)	1,994.4	646.9
Net accretion/amortization of discount/premium	16.0	44.2	50.1
Future policy benefits, claims reserves and interest credited	1,145.3	290.3	575.8
Deferred income tax expense (benefit)	27.4	(1.9)	(66.5)
Net realized capital (gains) losses	774.1	2,215.8	1,374.1
Employee share-based payments	(0.3)	0.1	33.9
Change in:
Accrued investment income	(3.8)	(11.6)	24.6
Reinsurance recoverable	(1,195.1)	66.3	(37.8)
Other receivables and asset accruals	(3.9)	(11.3)	0.4
Other reinsurance asset	7.6	28.2	21.5
Due to/from affiliates	—	—	261.7
Income tax recoverable	24.7	(45.2)	226.6
Other payables and accruals	1,929.2	(367.3)	(1,393.8)
Other, net	(10.6)	(50.4)	12.8
Net cash provided by operating activities	$2,442.4	$4,007.8	$1,415.7

The accompanying notes are an integral part of these Financial Statements.

C-8

Voya Insurance and Annuity Company (A wholly owned subsidiary of Voya Holdings Inc.) Statements of Cash Flows For the Years Ended December 31, 2014, 2013 and 2012 (In millions)

	Year Ended December 31,
	2014	2013	2012
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	$4,169.4	$6,647.7	$6,606.1
Equity securities, available-for-sale	0.4	9.0	2.7
Mortgage loans on real estate	562.0	646.6	687.2
Limited partnerships/corporations	33.9	94.8	153.3
Acquisition of:
Fixed maturities	(4,531.7)	(8,771.0)	(4,757.0)
Equity securities, available-for-sale	—	(0.6)	(2.6)
Mortgage loans on real estate	(578.8)	(648.9)	(384.7)
Limited partnerships/corporations	(63.2)	(12.1)	(25.9)
Derivatives, net	(969.4)	(2,067.1)	(1,232.4)
Short-term investments, net	(179.8)	2,119.6	(285.7)
Loan-Dutch State obligation, net	—	—	651.5
Policy loans, net	7.5	6.9	10.2
Collateral received (delivered) , net	215.2	(719.1)	(54.5)
Other investments, net	25.0	22.0	—
Other, net	—	—	(0.1)
Net cash (used in) provided by investing activities	(1,309.5)	(2,672.2)	1,368.1
Cash Flows from Financing Activities:
Deposits received for investment contracts	$3,363.0	$7,432.8	$6,651.8
Maturities and withdrawals from investment contracts	(4,484.5)	(8,868.9)	(9,638.8)
Receipts on deposit contracts	167.7	432.9	91.7
Short-term loans to affiliates, net	—	—	535.9
Excess tax benefits on share-based compensation	1.3	—	—
Dividends paid and distributions of capital	(216.0)	(230.0)	(250.0)
Net cash used in financing activities	(1,168.5)	(1,233.2)	(2,609.4)
Net (decrease) increase in cash and cash equivalents	(35.6)	102.4	174.4
Cash and cash equivalents, beginning of year	398.0	295.6	121.2
Cash and cash equivalents, end of year	$362.4	$398.0	$295.6
Supplemental cash flow information:
Income taxes paid, net	$44.3	$232.5	$40.0
Interest paid	28.2	28.2	28.2

The accompanying notes are an integral part of these Financial Statements.

C-9

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

1.    Business, Basis of Presentation and Significant Accounting Policies

Business

Voya Insurance and Annuity Company ("VIAC" or "the Company"), which changed its name from ING USA Annuity and Life Insurance Company on September 1, 2014, is a stock life insurance company domiciled in the State of Iowa and provides financial products and services in the United States. VIAC is authorized to conduct its insurance business in all states, except New York, and in the District of Columbia.

Prior to May 2013, Voya Financial, Inc. (which changed its name from ING U.S., Inc. on April 7, 2014), together with its subsidiaries, including the Company was an indirect, wholly owned subsidiary of ING Groep N.V. ("ING Group" or "ING"), a global financial services holding company based in The Netherlands, with American Depository Shares listed on the New York Stock Exchange. In 2009, ING Group announced the anticipated separation of its global banking and insurance businesses, including the divestiture of Voya Financial, Inc., together with its subsidiaries, including the Company. On April 11, 2013, Voya Financial, Inc. (formerly ING U.S., Inc.) announced plans to rebrand as Voya Financial, Inc. On May 2, 2013, the common stock of Voya Financial, Inc. began trading on the New York Stock Exchange under the symbol "VOYA." On May 7, 2013 and May 31, 2013, Voya Financial, Inc. completed its initial public offering of common stock, including the issuance and sale by Voya Financial, Inc. of 30,769,230 shares of common stock and the sale by ING Insurance International B.V. ("ING International"), an indirect, wholly owned subsidiary of ING Group and previously the sole stockholder of Voya Financial, Inc., of 44,201,773 shares of outstanding common stock of Voya Financial, Inc. (collectively, "the IPO"). On September 30, 2013, ING International transferred all of its shares of Voya Financial, Inc. common stock to ING Group.

On October 29, 2013, ING Group completed a sale of 37,950,000 shares of common stock of Voya Financial, Inc. in a registered public offering ("Secondary Offering"), reducing ING Group's ownership stake in Voya Financial, Inc. to 57%.

On March 25, 2014, ING Group completed a sale of 30,475,000 shares of common stock of Voya Financial, Inc. in a registered public offering (the "March 2014 Offering"). On March 25, 2014, pursuant to the terms of a share repurchase agreement between ING Group and Voya Financial, Inc., Voya Financial, Inc. acquired 7,255,853 shares of its common stock from ING Group (the "March 2014 Direct Share Repurchase") (the March 2014 Offering and the March 2014 Direct Share Repurchase collectively, the "March 2014 Transactions"). Upon completion of the March 2014 Transactions, ING Group's ownership stake in Voya Financial, Inc. was reduced to approximately 43%.

On September 8, 2014, ING Group completed a sale of 22,277,993 shares of common stock of Voya Financial, Inc. in a registered public offering (the "September 2014 Offering"). Also on September 8, 2014, pursuant to the terms of a share repurchase agreement between ING Group and Voya Financial, Inc., Voya Financial, Inc. acquired 7,722,007 shares of its common stock from ING Group (the "September 2014 Direct Share Buyback") (the September 2014 Offering and the September 2014 Direct Share Buyback collectively, the "September 2014 Transactions"). Upon completion of the September 2014 Transactions, ING Group's ownership stake in Voya Financial, Inc. was reduced to 32.5%.
On November 18, 2014, ING Group completed a sale of 30,030,013 shares of common stock of Voya Financial, Inc. in a registered public offering (the "November 2014 Offering"). Also on November 18, 2014, pursuant to the terms of a share repurchase agreement between ING Group and Voya Financial, Inc., Voya Financial Inc. acquired 4,469,987 shares of its common stock from ING Group (the "November 2014 Direct Share Repurchase") (the November 2014 Offering and the November 2014 Direct Share Repurchase collectively, the "November 2014 Transactions"). Upon completion of the November 2014 Transactions, ING Group's ownership stake in Voya Financial, Inc. was reduced to 19%.

On March 9, 2015, ING Group completed a sale of 32,018,100 shares of common stock of Voya Financial, Inc. in a registered public offering (the “March 2015 Offering”). Also on March 9, 2015, pursuant to the terms of a share repurchase agreement between ING Group and Voya Financial, Inc., Voya Financial, Inc. acquired 13,599,274 shares of its common stock from ING Group (the “March 2015 Direct Share Buyback”) (the March 2015 Offering and the March 2015 Direct Share Buyback collectively, the “March 2015 Transactions”). Upon completion of the March 2015 Transactions, ING Group has exited its stake in Voya Financial, Inc. common stock. ING Group continues to hold warrants to purchase up to 26,050,846 shares of Voya Financial, Inc. common stock at an exercise price of $48.75, in each case subject to adjustments. As a result of the completion of the March 2015 Transactions, ING Group has

C-10

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

satisfied the provisions of its agreement with the European Union regarding the divestment of its U.S. insurance and investment operations, which required ING Group to divest 100% of its ownership interest in Voya Financial, Inc. together with its subsidiaries, including the Company by the end of 2016.

VIAC is a direct, wholly owned subsidiary of Voya Holdings Inc. (formerly Lion Connecticut Holdings Inc.) ("Parent"), which is a direct, wholly owned subsidiary of Voya Financial, Inc.

The Company offers various insurance products, including immediate and deferred fixed annuities. The Company's fixed annuity products are distributed by national and regional brokerage and securities firms, independent broker-dealers, banks, life insurance companies with captive agency sales forces, independent insurance agents, independent marketing organizations and affiliated broker-dealers. The Company's primary annuity customers are individual consumers. The Company ceased new sales of retail variable annuity products with substantial guarantee features in early 2010, as part of a global business strategy and risk reduction plan. New amounts will continue to be deposited in VIAC variable annuities as add-on premiums to existing contracts.

The Company has historically issued guaranteed investment contracts and funding agreements (collectively referred to as "GICs"), primarily to institutional investors and corporate benefit plans. In 2009, the Company made a strategic decision to run-off the assets and liabilities in the GIC business over time. New GIC contracts may be issued on a limited basis to replace maturing contracts.

The Company has one operating segment.

Basis of Presentation

The accompanying Financial Statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP").

Certain immaterial reclassifications have been made to prior year financial information to conform to the current year classifications.

Significant Accounting Policies

Estimates and Assumptions

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Financial Statements and the reported amounts of revenues and expenses during the reporting period. Those estimates are inherently subject to change and actual results could differ from those estimates.

The Company has identified the following accounts and policies as the most significant in that they involve a higher degree of judgment, are subject to a significant degree of variability and/or contain significant accounting estimates:

Reserves for future policy benefits, deferred policy acquisition costs ("DAC"), value of business acquired ("VOBA") and deferred sales inducements ("DSI"), valuation of investments and derivatives, impairments, income taxes and contingencies

Fair Value Measurement

The Company measures the fair value of its financial assets and liabilities based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset or nonperformance risk, which is the risk the Company will not fulfill its obligation. The estimate of fair value is the price that would be received to sell an asset or transfer a liability ("exit price") in an orderly transaction between market participants in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability. The Company uses a number of valuation sources to determine the fair values of its financial assets and liabilities, including quoted market prices, third-party commercial pricing services, third-party brokers, industry-standard, vendor-provided software that models the value based on market observable inputs and other internal modeling techniques based on projected cash flows.

C-11

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Investments

The accounting policies for the Company's principal investments are as follows:

Fixed Maturities and Equity Securities: The Company's fixed maturities and equity securities are currently designated as available-for-sale, except those accounted for using the fair value option ("FVO"). Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in Accumulated other comprehensive income (loss) ("AOCI") and presented net of related changes in DAC, VOBA, DSI and deferred income taxes. In addition, certain fixed maturities have embedded derivatives, which are reported with the host contract on the Balance Sheets.

The Company has elected the FVO for certain of its fixed maturities to better match the measurement of assets and liabilities in the Statements of Operations. Certain collateralized mortgage obligations ("CMOs"), primarily interest-only and principal-only strips, are accounted for as hybrid instruments and valued at fair value with changes in the fair value recorded in Other net realized capital gains (losses) in the Statements of Operations.

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date. Investment gains and losses on sales of securities are generally determined on a first-in-first-out ("FIFO") basis.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. Such dividends and interest income are recorded in Net investment income in the Statements of Operations.

Included within fixed maturities are loan-backed securities, including residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS"). Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single-class and multi-class mortgage-backed securities ("MBS") and ABS are estimated by management using inputs obtained from third-party specialists, including broker-dealers, and based on management's knowledge of the current market. For prepayment-sensitive securities such as interest-only and principal-only strips, inverse floaters and credit-sensitive MBS and ABS securities, which represent beneficial interests in securitized financial assets that are not of high credit quality or that have been credit impaired, the effective yield is recalculated on a prospective basis. For all other MBS and ABS, the effective yield is recalculated on a retrospective basis.

Short-term Investments: Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase. These investments are stated at fair value.

Assets Held in Separate Accounts: Assets held in separate accounts are reported at the fair values of the underlying investments in the separate accounts. The underlying investments include mutual funds, short-term investments, cash and fixed maturities.

Mortgage Loans on Real Estate: The Company's mortgage loans on real estate are all commercial mortgage loans, which are reported at amortized cost, less impairment write-downs and allowance for losses. If a mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the lower of either the present value of expected cash flows from the loan, discounted at the loan's original purchase yield, or fair value of the collateral. For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in Other net realized capital gains (losses) in the Statements of Operations. Property obtained from foreclosed mortgage loans is recorded in Other investments on the Balance Sheets.

Mortgage loans are evaluated by the Company's investment professionals, including an appraisal of loan-specific credit quality, property characteristics and market trends. Loan performance is continuously monitored on a loan-specific basis throughout the year. The Company's review includes submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review evaluates whether the properties are performing at a consistent and acceptable level to secure the debt.

C-12

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Mortgages are rated for the purpose of quantifying the level of risk. Those loans with higher risk are placed on a watch list and are closely monitored for collateral deficiency or other credit events that may lead to a potential loss of principal or interest. The Company defines delinquent mortgage loans consistent with industry practice as 60 days past due.

The Company's policy is to recognize interest income until a loan becomes 90 days delinquent or foreclosure proceedings are commenced, at which point interest accrual is discontinued. Interest accrual is not resumed until the loan is brought current.

The Company records an allowance for probable losses incurred on non-impaired loans on an aggregate basis, rather than specifically identified probable losses incurred by individual loan.

Policy Loans: Policy loans are carried at an amount equal to the unpaid balance. Interest income on such loans is recorded as earned in Net investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as these loans are collateralized by the cash surrender value of the associated insurance contracts. Any unpaid principal or interest on the loan is deducted from the account value or the death benefit prior to settlement of the policy.

Limited Partnerships/Corporations: The Company uses the equity method of accounting for investments in limited partnership interests, which consists primarily of private equities and hedge funds. Generally, the Company records its share of earnings using a lag methodology, relying upon the most recent financial information available, generally not to exceed three months. The Company's earnings from limited partnership interests accounted for under the equity method are recorded in Net investment income in the Statements of Operations.

Other Investments: Other investments are comprised primarily of Federal Home Loan Bank ("FHLB") stock and property obtained from foreclosed mortgage loans, as well as other miscellaneous investments. The Company is a member of the FHLB system and is required to own a certain amount of stock based on the level of borrowings and other factors; the Company may invest in additional amounts. FHLB stock is carried at cost, classified as a restricted security and periodically evaluated for impairment based on ultimate recovery of par value.

Securities Lending: The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned securities. The lending agent retains the cash collateral and invests it in liquid assets on behalf of the Company. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

Impairments

The Company evaluates its available-for-sale general account investments quarterly to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. Factors considered in this analysis include, but are not limited to, the length of time and the extent to which the fair value has been less than amortized cost, the issuer's financial condition and near-term prospects, future economic conditions and market forecasts, interest rate changes and changes in ratings of the security. An extended and severe unrealized loss position on a fixed maturity may not have any impact on: (a) the ability of the issuer to service all scheduled interest and principal payments and (b) the evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for certain equity securities, the Company gives greater weight and consideration to a decline in market value and the likelihood such market value decline will recover.

When assessing the Company's intent to sell a security or if it is more likely than not it will be required to sell a security before recovery of its amortized cost basis, management evaluates facts and circumstances such as, but not limited to, decisions to rebalance the investment portfolio and sales of investments to meet cash flow or capital needs.

When the Company has determined it has the intent to sell or if it is more likely than not that the Company will be required to sell a security before recovery of its amortized cost basis and the fair value has declined below amortized cost ("intent impairment"), the individual security is written down from amortized cost to fair value, and a corresponding charge is recorded in Net realized capital

C-13

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

gains (losses) in the Statements of Operations as an other-than-temporary impairment ("OTTI"). If the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis, but the Company has determined that there has been an other-than-temporary decline in fair value below the amortized cost basis, the OTTI is bifurcated into the amount representing the present value of the decrease in cash flows expected to be collected ("credit impairment") and the amount related to other factors ("noncredit impairment"). The credit impairment is recorded in Net realized capital gains (losses) in the Statements of Operations. The noncredit impairment is recorded in Other comprehensive income (loss).

The Company uses the following methodology and significant inputs to determine the amount of the OTTI credit loss:

•
When determining collectability and the period over which the value is expected to recover for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company applies the same considerations utilized in its overall impairment evaluation process, which incorporates information regarding the specific security, the industry and geographic area in which the issuer operates and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from the Company's best estimates of likely scenario-based outcomes, after giving consideration to a variety of variables that includes, but is not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

•
Additional considerations are made when assessing the unique features that apply to certain structured securities, such as subprime, Alt-A, non-agency RMBS, CMBS and ABS. These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; loan-to-value ratios; debt service coverage ratios; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security.

•
When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, the Company considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process, which incorporates available information and the Company's best estimate of scenario-based outcomes regarding the specific security and issuer; possible corporate restructurings or asset sales by the issuer; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; fundamentals of the industry and geographic area in which the security issuer operates; and the overall macroeconomic conditions.

•
The Company performs a discounted cash flow analysis comparing the current amortized cost of a security to the present value of future cash flows expected to be received, including estimated defaults and prepayments. The discount rate is generally the effective interest rate of the fixed maturity prior to impairment.

In periods subsequent to the recognition of the credit related impairment components of OTTI on a fixed maturity, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income over the remaining term of the fixed maturity in a prospective manner based on the amount and timing of estimated future cash flows.

Derivatives

The Company's use of derivatives is limited mainly to economic hedging to reduce the Company's exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, exchange rate risk and market risk. It is the Company's policy not to offset amounts recognized for derivative instruments and amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral arising from derivative instruments executed with the same counterparty under a master netting arrangement.

The Company enters into interest rate, equity market, credit default and currency contracts, including swaps, futures, forwards, caps, floors and options, to reduce and manage various risks associated with changes in value, yield, price, cash flow or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index or pool. The Company also utilizes options and futures on equity indices to reduce and manage risks associated with its annuity products.

C-14

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Open derivative contracts are reported as Derivatives assets or liabilities on the Balance Sheets at fair value. Changes in the fair value of derivatives are recorded in Net realized capital gains (losses) in the Statements of Operations.

To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (a) a hedge of the exposure to changes in the estimated fair value of a recognized asset or liability or an identified portion thereof that is attributable to a particular risk ("fair value hedge") or (b) a hedge of a forecasted transaction or of the variability of cash flows that is attributable to interest rate risk to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

•
Fair Value Hedge:  For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument, as well as the hedged item, to the extent of the risk being hedged, are recognized in Other net realized capital gains (losses) in the Statements of Operations.

•
Cash Flow Hedge: For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction.  The ineffective portion of the derivative's change in value, if any, along with any of the derivative's change in value that is excluded from the assessment of hedge effectiveness, are recorded in Other net realized capital gains (losses) in the Statements of Operations.

When hedge accounting is discontinued because it is determined that the derivative is no longer expected to be highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the Balance Sheets at its estimated fair value, with subsequent changes in estimated fair value recognized currently in Other net realized capital gains (losses). The carrying value of the hedged asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in Other comprehensive income (loss) related to discontinued cash flow hedges are released into the Statements of Operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried on the Balance Sheets at its estimated fair value, with changes in estimated fair value recognized currently in Other net realized capital gains (losses). Derivative gains and losses recorded in Other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in Other net realized capital gains (losses).

The Company also has investments in certain fixed maturities and has issued certain annuity products that contain embedded derivatives whose fair value is at least partially determined by levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. Embedded derivatives within fixed maturities are included with the host contract on the Balance Sheets and changes in fair value of the embedded derivatives are recorded in Other net realized capital gains (losses) in the Statements of Operations. Embedded derivatives within certain annuity products are included in Future policy benefits and contract owner account balances on the Balance Sheets and changes in the fair value of the embedded derivatives are recorded in Other net realized capital gains (losses) in the Statements of Operations.

In addition, the Company has entered into coinsurance with funds withheld arrangements that contain embedded derivatives, the fair value of which is based on the change in the fair value of the underlying assets held in trust. Embedded derivatives within coinsurance with funds withheld arrangements are reported with the host contract in Deposits and reinsurance recoverable or Funds held under reinsurance treaties with affiliates on the Balance Sheets, and changes in the fair value of the embedded derivatives are recorded in Interest credited and other benefits to contract owners/policyholders in the Statements of Operations.

C-15

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, amounts due from banks and other highly liquid investments, such as money market instruments and debt instruments with maturities of three months or less at the time of purchase. Cash and cash equivalents are stated at fair value.

Deferred Policy Acquisition Costs, Value of Business Acquired and Deferred Sales Inducements

DAC represents policy acquisition costs that have been capitalized and are subject to amortization and interest. Capitalized costs are incremental, direct costs of contract acquisition and certain costs related directly to successful acquisition activities. Such costs consist principally of commissions, underwriting, sales and contract issuance and processing expenses directly related to the successful acquisition of new and renewal business. Indirect or unsuccessful acquisition costs, maintenance, product development and overhead expenses are charged to expense as incurred. VOBA represents the outstanding value of in-force business acquired and is subject to amortization and interest. The value is based on the present value of estimated net cash flows embedded in the insurance contracts at the time of the acquisition and increased for subsequent deferrable expenses on purchased policies. (See also "Sales Inducements" below.)

Amortization Methodologies
The Company amortizes DAC and VOBA related to universal life ("UL") and variable universal life ("VUL") contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in relation to the emergence of estimated gross profits. Assumptions as to mortality, persistency, interest crediting rates, fee income, returns associated with separate account performance, impact of hedge performance, expenses to administer the business and certain economic variables, such as inflation, are based on the Company's experience and overall capital markets. At each valuation date, estimated gross profits are updated with actual gross profits, and the assumptions underlying future estimated gross profits are evaluated for continued reasonableness. Adjustments to estimated gross profits require that amortization rates be revised retroactively to the date of the contract issuance ("unlocking").

Recoverability testing is performed for current issue year products to determine if gross revenues are sufficient to cover DAC, VOBA and DSI estimated benefits and expenses. In subsequent years, the Company performs testing to assess the recoverability of DAC, VOBA and DSI on an annual basis, or more frequently if circumstances indicate a potential loss recognition issue exists. If DAC, VOBA or DSI are not deemed recoverable from future gross profits, changes will be applied against the DAC, VOBA or DSI balances before an additional reserve is established.

In assessing loss recognition related to DAC, VOBA and DSI, the Company must select an approach for aggregating different blocks of business in the loss recognition calculation. In the first quarter of 2013, the Company updated the aggregation approach used in assessment of such loss recognition. This change in estimate was due to certain organizational changes that commenced in the first quarter of 2013, which resulted in changes to how the Company manages the variable annuity business that is no longer actively marketed. As a result of this estimate change, the Company recognized loss recognition of $350.8 before taxes during the first quarter of 2013. This amount was recorded in the Statements of Operations as $306.0 to Net amortization of deferred policy acquisition costs and value of business acquired and $44.8 to Interest credited and other benefits to contract owners/policyholders, with a corresponding decrease in the Balance Sheets to Deferred policy acquisition costs, Value of business acquired and Sales inducements to contract owners.

Internal Replacements
Contract owners may periodically exchange one contract for another, or make modifications to an existing contract. These transactions are identified as internal replacements. Internal replacements that are determined to result in substantially unchanged contracts are accounted for as continuations of the replaced contracts. Any costs associated with the issuance of the new contracts are considered maintenance costs and expensed as incurred. Unamortized DAC and VOBA related to the replaced contracts continue to be deferred and amortized in connection with the new contracts. Internal replacements that are determined to result in contracts that are substantially changed are accounted for as extinguishments of the replaced contracts, and any unamortized DAC and VOBA related to the replaced contracts are written off to Net amortization of deferred policy acquisition costs and value of business acquired in the Statements of Operations.

C-16

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Assumptions
Changes in assumptions can have a significant impact on DAC, VOBA and DSI balances, amortization rates and results of operations. Assumptions are management's best estimate of future outcome.

Several assumptions are considered significant in the estimation of gross profits associated with the Company's variable products. One significant assumption is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. The Company's practice assumes that intermediate-term appreciation in equity markets reverts to the long-term appreciation in equity markets ("reversion to the mean"). The Company monitors market events and only changes the assumption when sustained deviations are expected. This methodology incorporates a 9% long-term equity return assumption, a 14% cap and a five-year look-forward period.

Other significant assumptions used in the estimation of gross profits include mortality and for products with credited rates include interest rate spreads and credit losses. Estimated gross profits of variable annuity contracts are sensitive to mortality and estimated policyholder behavior assumptions, such as surrender, lapse and annuitization rates.

Sales Inducements

DSI represent benefits paid to contract owners for a specified period that are incremental to the amounts the Company credits on similar contracts without sales inducements and are higher than the contract's expected ongoing crediting rates for periods after the inducement. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in Interest credited and other benefits to contract owners in the Statements of Operations. Each year, or more frequently if circumstances indicate a potentially significant recoverability issue exists, the Company reviews DSI to determine the recoverability of these balances.

Future Policy Benefits and Contract Owner Accounts

Future Policy Benefits
The Company establishes and carries actuarially-determined reserves that are calculated to meet its future obligations, including estimates of unpaid claims and claims that the Company believes have been incurred but have not yet been reported as of the balance sheet date. The principal assumptions used to establish liabilities for future policy benefits are based on Company experience and periodically reviewed against industry standards. These assumptions include mortality, morbidity, policy lapse, contract renewal, payment of subsequent premiums or deposits by the contract owner, retirement, investment returns, inflation, benefit utilization and expenses. Changes in, or deviations from, the assumptions used can significantly affect the Company's reserve levels and related results of operations.

•
Reserves for traditional life insurance contracts (term insurance, participating and non-participating whole life insurance and traditional group life insurance) and accident and health insurance represent the present value of future benefits to be paid to or on behalf of contract owners and related expenses, less the present value of future net premiums. Assumptions as to interest rates, mortality, expenses and persistency are based on the Company's estimates of anticipated experience at the period the policy is sold or acquired, including a provision for adverse deviation. Interest rates used to calculate the present value of these reserves ranged from 3.0% to 7.2%.

•
Reserves for payout contracts with life contingencies are equal to the present value of expected future payments. Assumptions as to interest rates, mortality and expenses are based on the Company's experience at the period the policy is sold or acquired, including a provision for adverse deviation. Such assumptions generally vary by annuity plan type, year of issue and policy duration. Interest rates used to calculate the present value of future benefits ranged from 1.0% to 7.5%.

Although assumptions are "locked-in" upon the issuance of traditional life insurance contracts, certain accident and health insurance contracts and payout contracts with life contingencies, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves are determined based on best estimate assumptions that exist at the time the premium deficiency reserve is established and do not include a provision for adverse deviation.

C-17

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Contract Owner Account Balances
Contract owner account balances relate to investment-type contracts and certain annuity product guarantees, as follows:

•
Account balances for GICs are calculated using the amount deposited with the Company, less withdrawals, plus interest accrued to the ending valuation date. Interest on these contracts is accrued by a predetermined index, plus a spread or a fixed rate, established at the issue date of the contract.

•
Account balances for universal life-type contracts, including VUL and indexed universal life contracts, are equal to cumulative deposits, less charges, withdrawals and account values released upon death, plus credited interest thereon.

•
Account balances for fixed annuities and payout contracts without life contingencies are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon. Credited interest rates vary by product and ranged up to

8.0% for the years 2014, 2013 and 2012. Account balances for group immediate annuities without life contingent payouts are equal to the discounted value of the payment at the implied break-even rate.

•
For fixed-indexed annuity contracts ("FIA"), the aggregate initial liability is equal to the deposit received, plus a bonus, if applicable, and is split into a host component and an embedded derivative component. Thereafter, the host liability accumulates at a set interest rate, and the embedded derivative liability is recognized at fair value.

Product Guarantees and Additional Reserves
The Company calculates additional reserve liabilities for certain universal life-type products and certain variable annuity guaranteed benefits. The Company periodically evaluates its estimates and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. Changes in, or deviations from, the assumptions used can significantly affect the Company's reserve levels and related results of operations.

Universal and Variable Life: Reserves for UL and VUL secondary guarantees and paid-up guarantees are calculated by estimating the expected value of death benefits payable and recognizing those benefits ratably over the accumulation period based on total expected assessments. The reserve for such products recognizes the portion of contract assessments received in early years used to compensate the Company for benefits provided in later years. Assumptions used, such as the interest rate, lapse rate and mortality, are consistent with assumptions used in estimating gross profits for purposes of amortizing DAC. Reserves for UL and VUL secondary guarantees and paid up guarantees are recorded in Future policy benefits and contract owner account balances on the Balance Sheets.

The Company also calculates a benefit ratio for each block of business that meets the requirements for additional reserves and calculates an additional reserve by accumulating amounts equal to the benefit ratio multiplied by the assessments for each period, reduced by excess benefits during the period. The additional reserve is accumulated at interest rates consistent with the DAC model for the period. The calculated reserve includes a provision for UL contracts with patterns of cost of insurance charges that produce expected gains from the insurance benefit function followed by losses from that function in later years. Additional reserves are recorded in Future policy benefits and contract owner account balances on the Balance Sheets.

GMDB and GMIB: Reserves for annuity guaranteed minimum death benefits ("GMDB") and guaranteed minimum income benefits ("GMIB") are determined by estimating the value of expected benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Expected experience is based on a range of scenarios. Assumptions used, such as the long-term equity market return, lapse rate and mortality, are consistent with assumptions used in estimating gross profits for purposes of amortizing DAC. The assumptions of investment performance and volatility are consistent with the historical experience of the appropriate underlying equity index, such as the Standard & Poor's ("S&P") 500 Index. In addition, the reserve for the GMIB incorporates assumptions for the likelihood and timing of the potential annuitizations that may be elected by the contract owner. In general, the Company assumes that GMIB annuitization rates will be higher for policies with more valuable guarantees ("in the money" guarantees where the notional benefit amount is in excess of the account value). Reserves for GMDB and GMIB are recorded in Future policy benefits and contract owner account balances on the Balance Sheets. Changes in reserves for GMDB and GMIB are reported in Interest credited and other benefits to contract owners/policyholders in the Statements of Operations.

Most contracts issued on or before December 31, 1999 with enhanced death benefit guarantees were reinsured to third-party reinsurers to mitigate the risk associated with such guarantees. For contracts issued after December 31, 1999, the Company instituted a variable annuity guarantee hedge program to mitigate the risks associated with these guarantees, for which the Company did not seek hedge accounting. The variable annuity guarantee hedge program is based on the Company entering into derivative positions to offset such exposures to GMDB and GMIB due to adverse changes in the equity markets.

C-18

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

GMAB, GMWB, GMWBL and FIA: The Company also issues certain products which contain embedded derivatives that are measured at estimated fair value separately from the host contracts. These products include annuity guaranteed minimum accumulation benefits ("GMAB"), guaranteed minimum withdrawal benefits without life contingencies ("GMWB"), guaranteed minimum withdrawal benefits with life contingent payouts ("GMWBL") and FIAs. Such embedded derivatives are recorded in Future policy benefits and contract owner account balances on the Balance Sheets, with changes in estimated fair value, along with attributed fees collected or payments made, reported in Other net realized capital gains (losses) in the Statements of Operations.

At inception of the GMAB, GMWB and GMWBL contracts, the Company projects a fee to be attributed to the embedded derivative portion of the guarantee equal to the present value of projected future guaranteed benefits. After inception, the estimated fair value of the GMAB, GMWB and GMWBL contracts is determined based on the present value of projected future guaranteed benefits, minus the present value of projected attributed fees. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk free rates. The projection of future guaranteed benefits and future attributed fees require the use of assumptions for capital markets (e.g., implied volatilities, correlation among indices, risk-free swap curve, etc.) and policyholder behavior (e.g., lapse, benefit utilization, mortality, etc.).

The estimated fair value of the FIA contracts is based on the present value of the excess of interest payments to the contract owners over the growth in the minimum guaranteed contract value. The excess interest payments are determined as the excess of projected index driven benefits over the projected guaranteed benefits. The projection horizon is over the anticipated life of the related contracts, which takes into account best estimate actuarial assumptions, such as partial withdrawals, full surrenders, deaths, annuitizations and maturities.

The liabilities for the GMAB, GMWB, GMWBL and FIA embedded derivatives include a risk margin to capture uncertainties related to policyholder behavior assumptions. The margin represents additional compensation a market participant would require to assume these risks. The discount rate used to determine the fair value of the liabilities for the GMAB, GMWB, GMWBL and FIA embedded derivatives includes an adjustment to reflect the risk that these obligations will not be fulfilled (“nonperformance risk”).

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contract owners or participants who bear the investment risk, subject, in limited cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contract owners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contract owner or participant under a contract, in shares of mutual funds that are managed by the Company, or its affiliates, or in other selected mutual funds not managed by the Company, or its affiliates.

The Company reports separately, as assets and liabilities, investments held in the separate accounts and liabilities of separate accounts if:

•	Such separate accounts are legally recognized;

•	Assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;

•	Investments are directed by the contract owner or participant; and

•	All investment performance, net of contract fees and assessments, is passed through to the contract owner.

The Company reports separate account assets that meet the above criteria at fair value on the Balance Sheets based on the fair value of the underlying investments. Separate account liabilities equal separate account assets. Investment income and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Statements of Operations, and the Statements of Cash Flows do not reflect investment activity of the separate accounts.

C-19

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Long-term Debt

Long-term debt is carried at an amount equal to the unpaid principal balance, net of any remaining unamortized discount or premium attributable to issuance. Direct and incremental costs to issue the debt are recorded in Other assets on the Balance Sheets and are amortized as a component of Interest expense in the Statements of Operations over the life of the debt using the effective interest method of amortization.

Repurchase Agreements

The Company engages in dollar repurchase agreements with MBS ("dollar rolls") and repurchase agreements with other collateral types to increase its return on investments and improve liquidity. Such arrangements meet the requirements to be accounted for as financing arrangements.

The Company enters into dollar roll transactions by selling existing MBS and concurrently entering into an agreement to repurchase similar securities within a short time frame at a lower price. Under repurchase agreements, the Company borrows cash from a counterparty at an agreed upon interest rate for an agreed upon time frame and pledges collateral in the form of securities. At the end of the agreement, the counterparty returns the collateral to the Company, and the Company, in turn, repays the loan amount along with the additional agreed upon interest.

The Company's policy requires that at all times during the term of the dollar roll and repurchase agreements that cash or other collateral types obtained is sufficient to allow the Company to fund substantially all of the cost of purchasing replacement assets. Cash received is invested in Short-term investments, with the offsetting obligation to repay the loan included within Other liabilities on the Balance Sheets. The carrying value of the securities pledged in dollar rolls and repurchase agreement transactions and the related repurchase obligation are included in Securities pledged and Short-term debt, respectively, on the Balance Sheets.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments. The Company believes the counterparties to the dollar rolls and repurchase agreements are financially responsible and that the counterparty risk is minimal.

Recognition of Insurance Revenue and Related Benefits

Premiums related to traditional life insurance contracts and payout contracts with life contingencies are recognized in Premiums in the Statements of Operations when due from the contract owner. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium (i.e., the portion of the gross premium required to provide for all expected future benefits and expenses) is deferred and recognized into revenue in a constant relationship to insurance in force. Benefits are recorded in Interest credited and other benefits to contract owners/policyholders in the Statements of Operations when incurred.

Amounts received as payment for investment-type, universal life-type, fixed annuities, payout contracts without life contingencies and FIA contracts are reported as deposits to contract owner account balances. Revenues from these contracts consist primarily of fees assessed against the contract owner account balance for mortality and policy administration charges and are reported in Fee income. Surrender charges are reported in Other revenue. In addition, the Company earns investment income from the investment of contract deposits in the Company's general account portfolio, which is reported in Net investment income in the Statements of Operations. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are deferred and amortized into revenue over the expected life of the related contracts in proportion to estimated gross profits in a manner consistent with DAC for these contracts. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration and interest credited to contract owner account balances.

Income Taxes

The Company uses certain assumptions and estimates in determining the income taxes payable or refundable to/from Voya Financial, Inc. for the current year, the deferred income tax liabilities and assets for items recognized differently in its financial statements from amounts shown on its income tax returns and the federal income tax expense. Determining these amounts requires analysis and

C-20

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

interpretation of current tax laws and regulations, including the loss limitation rules associated with change in control. Management exercises considerable judgment in evaluating the amount and timing of recognition of the resulting income tax liabilities and assets. These judgments and estimates are reevaluated on a continual basis as regulatory and business factors change.

The Company's deferred tax assets and liabilities resulting from temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

Deferred tax assets represent the tax benefit of future deductible temporary differences and operating loss and tax credit carryforwards. The Company evaluates and tests the recoverability of its deferred tax assets. Deferred tax assets are reduced by a valuation allowance if, based on the weight of evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. Considerable judgment and the use of estimates are required in determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors, including:

•	The nature, frequency, and severity of book income or losses in recent years;

•	The nature and character of the deferred tax assets and liabilities;

•	The recent cumulative book income (loss) position after adjustment for permanent differences;

•	Taxable income in prior carryback years;

•	Projected future taxable income, exclusive of reversing temporary differences and carryforwards;

•	Projected future reversals of existing temporary differences;

•	The length of time carryforwards can be utilized;

•	Prudent and feasible tax planning strategies the Company would employ to avoid a tax benefit from expiring unused; and

•	Tax rules that would impact the utilization of the deferred tax assets.

In establishing unrecognized tax benefits, the Company determines whether a tax position is more likely than not to be sustained under examination by the appropriate taxing authority. The Company also considers positions that have been reviewed and agreed to as part of an examination by the appropriate taxing authority. Tax positions that do not meet the more likely than not standard are not recognized in the Financial Statements. Tax positions that meet this standard are recognized in the Financial Statements. The Company measures the tax position as the largest amount of benefit that is greater than 50% likely of being realized upon ultimate resolution with the tax authority that has full knowledge of all relevant information.

Certain changes or future events, such as changes in tax legislation, completion of tax audits, planning opportunities and expectations about future outcome could have an impact on the Company's estimates of valuation allowances, deferred taxes, tax provisions and effective tax rates.

Reinsurance

The Company utilizes reinsurance agreements in most aspects of its insurance business to reduce its exposure to large losses. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured.

For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. The assumptions used to account for both long and short-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded Future policy benefits and contract owner account balances are reported gross on the Balance Sheets.

Long-duration: For reinsurance of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid and benefits received related to the underlying contracts is included in the expected net cost of reinsurance, which is recorded as a component of the reinsurance asset or liability. Any difference between actual and expected net cost of reinsurance is recognized in the current period and included as a component of profits used to amortize DAC.

C-21

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Short-duration: For prospective reinsurance of short-duration contacts that meet the criteria for reinsurance accounting, amounts paid are recorded as ceded premiums and ceded unearned premiums and are reflected as a component of Premiums in the Statements of Operations and Other assets on the Balance Sheets, respectively. Ceded unearned premiums are amortized through premiums over the remaining contract period in proportion to the amount of protection provided.

If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in Other liabilities, and deposits made are included in Deposits and reinsurance recoverable on the Balance Sheets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as Other revenues or Other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through Other revenues or Other expenses, as appropriate.

Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance. The Company also evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers.

Only those reinsurance recoverable balances deemed probable of recovery are recognized as assets on the Company’s Balance Sheets and are stated net of allowances for uncollectible reinsurance. Amounts currently recoverable and payable under reinsurance agreements are included in Reinsurance recoverable and Other liabilities, respectively. Such assets and liabilities relating to reinsurance agreements with the same reinsurer are recorded net on the Balance Sheets if a right of offset exists within the reinsurance agreement. Premiums, Fee income and Interest credited and other benefits to contract owners/policyholders are reported net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in Other revenue.

The Company has entered into combined coinsurance and coinsurance funds withheld reinsurance arrangements that contain embedded derivatives whose carrying value is estimated based on the change in the fair value of the assets supporting the funds withheld payable under the agreements.

The Company currently has significant concentrations of ceded reinsurance with its affiliates, Security Life of Denver Insurance Company ("SLD") and Security Life of Denver International Limited ("SLDI") primarily related to GICs, SLD related to fixed annuities and UL policies and SLDI related to variable annuities. The outstanding recoverable balances may fluctuate from period to period. SLDI re-domesticated from the Cayman Islands to the State of Arizona, effective December 20, 2013. SLDI was approved as an Arizona-domiciled captive reinsurer by the Arizona Department of Insurance.

Participating Insurance

Participating business approximates 12.9% of the Company's ordinary life insurance in force and 28.8% of life insurance premium income. The amount of dividends to be paid is determined annually by the Board of Directors. Amounts allocable to participating contract owners are based on published dividend projections or expected dividend scales. Dividends to participating policyholders of $8.6, $9.1 and $9.8, were incurred during the years ended December 31, 2014, 2013 and 2012, respectively.

Contingencies

A loss contingency is an existing condition, situation or set of circumstances involving uncertainty as to possible loss that will ultimately be resolved when one or more future events occur or fail to occur. Examples of loss contingencies include pending or threatened adverse litigation, threat of expropriation of assets and actual or possible claims and assessments. Amounts related to loss contingencies are accrued and recorded in Other liabilities on the Balance Sheets if it is probable that a loss has been incurred and the amount can be reasonably estimated, based on the Company's best estimate of the ultimate outcome. If determined to meet the criteria for a reserve, the Company also evaluates whether there are external legal or other costs directly associated with the resolution of the matter and accrues such costs if estimable.

C-22

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Adoption of New Pronouncements

Presentation of Unrecognized Tax Benefits
In July 2013, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2013-11, "Income Taxes (Accounting Standards Codification ("ASC") Topic 740): Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists" ("ASU 2013-11"), which clarifies that:

•	An unrecognized tax benefit should be presented as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss or a tax credit carryforward, except,

•
An unrecognized tax benefit should be presented as a liability and not be combined with a deferred tax asset (i) to the extent a net operating loss carryforward, a similar tax loss or a tax credit carryforward is not available at the reporting date to settle any additional income taxes that would result from the disallowance of a tax position or (ii) the tax law does not require the entity to use, or the entity does not intend to use, the deferred tax asset for such a purpose.

•
The assessment of whether a deferred tax asset is available is based on the unrecognized tax benefit and deferred tax asset that exist at the reporting date and should be made presuming disallowance of the tax position at the reporting date.

The provisions of ASU 2013-11 were adopted prospectively by the Company on January 1, 2014, to unrecognized tax benefits existing on that date. The adoption had no effect on the Company's financial condition, results of operations or cash flows, as the guidance is consistent with that previously applied.

Joint and Several Liability Arrangements
In February 2013, the FASB issued ASU 2013-04, "Liabilities (ASC Topic 405): Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date" ("ASU 2013-04"), which requires an entity to measure obligations resulting from joint and several liable arrangements for which the total amount of the obligation within the scope of this guidance is fixed at the reporting date, as the sum of (1) the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and (2) any additional amount it expects to pay on behalf of its co-obligors. ASU 2013-04 also requires an entity to disclose the nature and amount of the obligation, as well as other information about those obligations.

The provisions of ASU 2013-04 were adopted by the Company on January 1, 2014. The adoption had no effect on the Company's financial condition, results of operations or cash flows, as the Company did not have any fixed obligations under joint and several liable arrangements during 2014.

Fees Paid to the Federal Government by Health Insurers
In July 2011, the FASB issued ASU 2011-06, "Other Expenses (ASC Topic 720): Fees Paid to the Federal Government by Health Insurers" ("ASU 2011-06"), which specifies how health insurers should recognize and classify the annual fee imposed by the Patient Protection and Affordable Care Act as amended by the Health Care Education Reconciliation Act (the "Acts"). The liability for the fee should be estimated and recorded in full at the time the entity provides qualifying health insurance in the year in which the fee is payable, with a corresponding deferred cost that is amortized to expense.

The provisions of ASU 2011-06 were adopted by the Company on January 1, 2014, when the fee initially became effective. The adoption of ASU 2011-06 had no effect on the Company's financial condition, results of operations or cash flows, as the Company does not sell qualifying health insurance and, thus, is not subject to the fee.

Future Adoption of Accounting Pronouncements

Going Concern
In August 2014, the FASB issued ASU 2014-15, "Presentation of Financial Statements-Going Concern (ASC Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern" ("ASU 2014-15"), which requires management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued. The provisions of ASU 2014-15 will not affect a company's financial condition, results of operation, or cash flows, but require disclosure if management determines there is substantial doubt, including management’s plans to alleviate or mitigate the conditions or events that raise substantial doubt.

C-23

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The provisions of ASU 2014-15 are effective for annual periods ending after December 15, 2016, and annual and interim periods thereafter. The Company does not expect ASU 2014-15 to have an impact.
Repurchase Agreements
In June 2014, the FASB issued ASU 2014-11, "Transfers and Servicing (ASC Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures" ("ASU 2014-11"), which (1) changes the accounting for repurchase-to-maturity transactions to secured borrowing accounting and (2) requires separate accounting for a transfer of a financial asset executed with a repurchase agreement with the same counterparty. This will result in secured borrowing accounting for the repurchase agreement. The amendments also require additional disclosures for certain transactions accounted for as a sale and for repurchase agreements, securities lending transactions and repurchase-to-maturity transactions that are accounted for as secured borrowings.

The provisions of ASU 2014-11 are effective for the first interim or annual period beginning after December 15, 2014, with the exception of disclosure amendments for repurchase agreements, securities lending transactions and repurchase-to-maturity transactions that are accounted for as secured borrowings, which are effective for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. The Company does not expect ASU 2014-11 to have an impact on its financial condition or results of operations, as the Company has not historically met the requirements for sale accounting treatment for such secured borrowing arrangements. The Company is currently in the process of determining the impact of adoption of the disclosure provisions of ASU 2014-11.
Revenue from Contracts with Customers
In May 2014, the FASB issued ASU 2014-09, "Revenue from Contracts with Customers (ASC Topic 606)" ("ASU 2014-09"), which requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Revenue is recognized when, or as, the entity satisfies a performance obligation under the contract. The standard also requires disclosures regarding the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers.

The provisions of ASU 2014-09 are effective retrospectively for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2014-09.
Discontinued Operations and Disposals
In April 2014, the FASB issued ASU 2014-08, "Presentation of Financial Statements (ASC Topic 205) and Property, Plant, and Equipment (ASC Topic 360): Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity" ("ASU 2014-08"), which requires the disposal of a component of an entity to be reported in discontinued operations if the disposal represents a strategic shift that has, or will have, a major effect on the entity's operations and financial results. The component should be reported in discontinued operations when it meets the criteria to be classified as held for sale, is disposed of by sale or is disposed of other than by sale.

The amendments also require additional disclosures about discontinued operations, including disclosures about an entity’s significant continuing involvement with a discontinued operation and disclosures for a disposal of an individually significant component of an entity that does not qualify for discontinued operations.

The provisions of ASU 2014-08 are effective for annual periods beginning after December 15, 2014, and for interim periods beginning after December 15, 2015. The amendments should be applied prospectively to disposals and classifications as held for sale that occur within those periods. The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2014-08.

C-24

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

2.    Investments

Fixed Maturities and Equity Securities

Available-for-sale and FVO fixed maturities and equity securities were as follows as of December 31, 2014:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Embedded Derivatives(2)	Fair Value	OTTI(3)
Fixed maturities:
U.S. Treasuries	$843.0	$83.9	$0.8	$—	$926.1	$—
U.S. Government agencies and authorities	78.9	4.5	—	—	83.4	—
State, municipalities and political subdivisions	155.4	9.1	0.1	—	164.4	—
U.S. corporate securities	11,678.3	814.6	44.5	—	12,448.4	4.8

Foreign securities:(1)
Government	328.0	11.9	5.7	—	334.2	—
Other	5,072.5	296.5	27.4	—	5,341.6	—
Total foreign securities	5,400.5	308.4	33.1	—	5,675.8	—

Residential mortgage-backed securities:
Agency	1,589.5	96.2	4.9	18.5	1,699.3	—
Non-Agency	292.3	53.5	2.3	7.7	351.2	25.8
Total Residential mortgage-backed securities	1,881.8	149.7	7.2	26.2	2,050.5	25.8

Commercial mortgage-backed securities	1,531.7	96.5	0.7	—	1,627.5	—
Other asset-backed securities	292.7	15.2	7.0	—	300.9	0.3
Total fixed maturities, including securities pledged	21,862.3	1,481.9	93.4	26.2	23,277.0	30.9
Less: Securities pledged	567.3	62.2	2.7	—	626.8	—
Total fixed maturities	21,295.0	1,419.7	90.7	26.2	22,650.2	30.9
Equity securities	3.1	3.6	—	—	6.7	—
Total fixed maturities and equity securities investments	$21,298.1	$1,423.3	$90.7	$26.2	$22,656.9	$30.9
(1) Primarily U.S. dollar denominated.
(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) in the Statements of Operations.
(3) Represents OTTI reported as a component of Other comprehensive income (loss).

C-25

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Available-for-sale and FVO fixed maturities and equity securities were as follows as of December 31, 2013:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Embedded Derivatives(2)	Fair Value	OTTI(3)
Fixed maturities:
U.S. Treasuries	$1,880.9	$19.8	$43.9	$—	$1,856.8	$—
U.S. Government agencies and authorities	102.5	0.3	0.5	—	102.3	—
State, municipalities and political subdivisions	50.1	2.1	0.9	—	51.3	—
U.S. corporate securities	10,292.8	522.7	178.4	—	10,637.1	6.1

Foreign securities:(1)
Government	404.8	14.5	16.7	—	402.6	—
Other	4,753.5	276.4	37.8	—	4,992.1	—
Total foreign securities	5,158.3	290.9	54.5	—	5,394.7	—

Residential mortgage-backed securities
Agency	1,740.3	99.0	25.7	20.2	1,833.8	—
Non-Agency	363.0	51.9	5.3	8.7	418.3	40.8
Total Residential mortgage-backed securities	2,103.3	150.9	31.0	28.9	2,252.1	40.8

Commercial mortgage-backed securities	1,471.3	145.1	1.1	—	1,615.3	—
Other asset-backed securities	534.5	19.1	13.1	—	540.5	0.7
Total fixed maturities, including securities pledged	21,593.7	1,150.9	323.4	28.9	22,450.1	47.6
Less: Securities pledged	964.1	1.8	6.7	—	959.2	—
Total fixed maturities	20,629.6	1,149.1	316.7	28.9	21,490.9	47.6
Equity securities	3.8	2.6	0.3	—	6.1	—
Total fixed maturities and equity securities investments	$20,633.4	$1,151.7	$317.0	$28.9	$21,497.0	$47.6
(1) Primarily U.S. dollar denominated.
(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) in the Statements of Operations.
(3) Represents OTTI reported as a component of Other comprehensive income (loss).

C-26

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The amortized cost and fair value of fixed maturities, including securities pledged, as of December 31, 2014, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called or prepaid. MBS and Other ABS are shown separately because they are not due at a single maturity date.

	Amortized Cost	Fair Value
Due to mature:
One year or less	$823.2	$835.6
After one year through five years	4,103.4	4,313.4
After five years through ten years	8,466.7	8,763.9
After ten years	4,762.8	5,385.2
Mortgage-backed securities	3,413.5	3,678.0
Other asset-backed securities	292.7	300.9
Fixed maturities, including securities pledged	$21,862.3	$23,277.0

The investment portfolio is monitored to maintain a diversified portfolio on an ongoing basis. Credit risk is mitigated by monitoring concentrations by issuer, sector and geographic stratification and limiting exposure to any one issuer.

As of December 31, 2014 and 2013, the Company did not have any investments in a single issuer, other than obligations of the U.S. Government and government agencies, with a carrying value in excess of 10% of the Company's Shareholder's equity.

The following tables set forth the composition of the U.S. and foreign corporate securities within the fixed maturity portfolio by industry category as of the dates indicated:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Fair Value
December 31, 2014
Communications	$1,081.6	$122.1	$0.9	$1,202.8
Financial	2,451.3	175.0	1.6	2,624.7
Industrial and other companies	9,983.9	542.8	60.6	10,466.1
Utilities	2,743.1	234.3	7.1	2,970.3
Transportation	490.9	36.9	1.7	526.1
Total	$16,750.8	$1,111.1	$71.9	$17,790.0

December 31, 2013
Communications	$1,028.7	$76.3	$10.0	$1,095.0
Financial	1,862.1	144.4	20.8	1,985.7
Industrial and other companies	9,050.1	417.1	139.0	9,328.2
Utilities	2,659.0	140.0	39.5	2,759.5
Transportation	446.4	21.3	6.9	460.8
Total	$15,046.3	$799.1	$216.2	$15,629.2

C-27

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Fixed Maturities and Equity Securities

The Company's fixed maturities and equity securities are currently designated as available-for-sale, except those accounted for using the FVO. Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in AOCI and presented net of related changes in DAC, VOBA and Deferred income taxes. In addition, certain fixed maturities have embedded derivatives, which are reported with the host contract on the Balance Sheets.

The Company has elected the FVO for certain of its fixed maturities to better match the measurement of assets and liabilities in the Statements of Operations. Certain CMOs, primarily interest-only and principal-only strips, are accounted for as hybrid instruments and valued at fair value with changes in the fair value recorded in Other net realized capital gains (losses) in the Statements of Operations.

The Company invests in various categories of CMOs, including CMOs that are not agency-backed, that are subject to different degrees of risk from changes in interest rates and defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to significant decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. As of December 31, 2014 and 2013, approximately 41.7% and 33.4%, respectively, of the Company's CMO holdings, such as interest-only or principal-only strips, were invested in those types of CMOs that are subject to more prepayment and extension risk than traditional CMOs.

Repurchase Agreements

As of December 31, 2014 and 2013, the Company did not have any securities pledged in dollar rolls, repurchase agreement transactions or reverse repurchase agreements.

Securities Lending

As of December 31, 2014 and 2013, the fair value of loaned securities was $121.2 and $128.5, respectively, and is included in Securities pledged on the Balance Sheets. As of December 31, 2014 and 2013, collateral retained by the lending agent and invested in liquid assets on the Company's behalf was $125.4 and $132.4, respectively, and recorded in Short-term investments under securities loan agreements, including collateral delivered on the Balance Sheets. As of December 31, 2014 and 2013, liabilities to return collateral of $125.4 and $132.4, respectively, were included in Payables under securities loan agreements, including collateral held on the Balance Sheets.

Variable Interest Entities ("VIEs")

The Company holds certain VIEs for investment purposes.  VIEs may be in the form of private placement securities, structured securities, securitization transactions, or limited partnerships. The Company has reviewed each of its holdings and determined that consolidation of these investments in the Company's financial statements is not required, as the Company is not the primary beneficiary, because the Company does not have both the power to direct the activities that most significantly impact the entity's economic performance and the obligation or right to potentially significant losses or benefits, for any of its investments in VIEs. The Company did not provide any non-contractual financial support and its carrying value represents the Company's exposure to loss. The carrying value of the equity tranches of the Collateralized loan obligations ("CLOs") of $1.8 and $2.5 as of December 31, 2014 and 2013, respectively, is included in Limited partnerships/corporations on the Balance Sheets. Income and losses recognized on these investments are reported in Net investment income in the Statements of Operations.

On June 4, 2012, the Company entered into an agreement to sell certain general account private equity limited partnership investment interest holdings with a carrying value of $146.1 as of March 31, 2012. These assets were sold to a group of private equity funds that are managed by Pomona Management LLC, an affiliate of the Company. The transaction resulted in a net pre-tax loss of $16.9 in the second quarter of 2012 reported in Net investment income on the Statements of Operations. The transaction closed in two tranches with the first tranche closed on June 29, 2012 and the second tranche closed on October 29, 2012. Consideration received included $8.2 of promissory notes which were due in two equal installments at December 31, 2013 and 2014. In connection with these promissory notes, Voya Financial, Inc. unconditionally guaranteed payments of the notes in the event of any default of payment due. No additional loss was incurred on the second tranche since the fair value of the alternative investments was reduced to the agreed-upon sales price as of June 30, 2012.

C-28

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Securitizations

The Company invests in various tranches of securitization entities, including RMBS, CMBS and ABS. Through its investments, the Company is not obligated to provide any financial or other support to these entities. Each of the RMBS, CMBS and ABS entities are thinly capitalized by design and considered VIEs. The Company's involvement with these entities is limited to that of a passive investor. The Company has no unilateral right to appoint or remove the servicer, special servicer or investment manager, which are generally viewed to have the power to direct the activities that most significantly impact the securitization entities' economic performance, in any of these entities, nor does the Company function in any of these roles. The Company through its investments or other arrangements does not have the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the entity. Therefore, the Company is not the primary beneficiary and will not consolidate any of the RMBS, CMBS and ABS entities in which it holds investments. These investments are accounted for as investments available-for-sale as described in the Business, Basis of Presentation and Significant Accounting Policies Note to these Financial Statements and unrealized capital gains (losses) on these securities are recorded directly in AOCI, except for certain RMBS which are accounted for under the FVO for which changes in fair value are reflected in Other net realized gains (losses) in the Statements of Operations. The Company's maximum exposure to loss on these structured investments is limited to the amount of its investment.

Unrealized Capital Losses

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturity securities, including securities pledged, by market sector and duration were as follows as of December 31, 2014:

	Six Months or Less Below Amortized Cost			More Than Six Months and Twelve Months or Less Below Amortized Cost			More Than Twelve Months Below Amortized Cost		Total
	Fair Value	Unrealized Capital Losses		Fair Value	Unrealized Capital Losses		Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses
2014
U.S. Treasuries	$25.6	$—	*	$—	$—		$36.6	$0.8	$62.2	$0.8
U.S. Government agencies and authorities	1.8	—	*	—	—		—	—	1.8	—	*
U.S. corporate, state and municipalities	864.9	15.5		30.4	0.5		938.6	28.6	1,833.9	44.6
Foreign	739.3	23.7		20.0	0.8		138.5	8.6	897.8	33.1
Residential mortgage-backed	122.8	0.6		26.0	0.3		322.5	6.3	471.3	7.2
Commercial mortgage-backed	34.7	0.3		1.6	0.4		—	—	36.3	0.7
Other asset-backed	12.6	—	*	0.8	—	*	97.0	7.0	110.4	7.0
Total	$1,801.7	$40.1		$78.8	$2.0		$1,533.2	$51.3	$3,413.7	$93.4
* Less than $0.1.

C-29

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturity securities, including securities pledged, by market sector and duration were as follows as of December 31, 2013:

	Six Months or Less Below Amortized Cost			More Than Six Months and Twelve Months or Less Below Amortized Cost		More Than Twelve Months Below Amortized Cost			Total
	Fair Value	Unrealized Capital Losses		Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses		Fair Value	Unrealized Capital Losses
2013
U.S. Treasuries	$807.0	$12.7		$729.3	$31.2	$—	$—		$1,536.3	$43.9
U.S. Government agencies and authorities	9.5	—	*	49.2	0.5	—	—		58.7	0.5
U.S. corporate, state and municipalities	1,211.0	25.4		2,022.2	134.1	206.6	19.8		3,439.8	179.3
Foreign	340.9	5.3		639.9	43.8	40.9	5.4		1,021.7	54.5
Residential mortgage-backed	376.1	3.2		570.6	19.2	130.1	8.6		1,076.8	31.0
Commercial mortgage-backed	78.6	1.1		—	—	1.2	—	*	79.8	1.1
Other asset-backed	51.9	0.3		12.1	0.2	117.8	12.6		181.8	13.1
Total	$2,875.0	$48.0		$4,023.3	$229.0	$496.6	$46.4		$7,394.9	$323.4
* Less than $0.1.

Of the unrealized capital losses aged more than twelve months, the average market value of the related fixed maturities was 96.8% and 91.5% of the average book value as of December 31, 2014 and 2013, respectively.

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged, for instances in which fair value declined below amortized cost by greater than or less than 20% for consecutive months as indicated in the tables below, were as follows as of the dates indicated:

	Amortized Cost		Unrealized Capital Losses		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
December 31, 2014
Six months or less below amortized cost	$1,844.0	$33.9	$39.7	$7.6	368	8
More than six months and twelve months or less below amortized cost	117.3	—	5.5	—	35	—
More than twelve months below amortized cost	1,509.4	2.5	40.1	0.5	236	1
Total	$3,470.7	$36.4	$85.3	$8.1	639	9

December 31, 2013
Six months or less below amortized cost	$2,990.4	$7.5	$58.7	$1.8	334	6
More than six months and twelve months or less below amortized cost	4,264.7	25.8	226.0	6.7	474	6
More than twelve months below amortized cost	419.6	10.3	27.4	2.8	122	9
Total	$7,674.7	$43.6	$312.1	$11.3	930	21

C-30

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged, by market sector for instances in which fair value declined below amortized cost by greater than or less than 20% were as follows as of the dates indicated:

	Amortized Cost		Unrealized Capital Losses		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
December 31, 2014
U.S. Treasuries	$63.0	$—	$0.8	$—	4	—
U.S. Government agencies and authorities	1.8	—	—	—	1	—
U.S. corporate, state and municipalities	1,864.2	14.3	41.2	3.4	295	3
Foreign	915.0	15.9	29.7	3.4	166	3
Residential mortgage-backed	478.5	—	7.2	—	125	—
Commercial mortgage-backed	35.0	2.0	0.3	0.4	9	1
Other asset-backed	113.2	4.2	6.1	0.9	39	2
Total	$3,470.7	$36.4	$85.3	$8.1	639	9

December 31, 2013
U.S. Treasuries	$1,580.2	$—	$43.9	$—	15	—
U.S. Government agencies and authorities	59.2	—	0.5	—	3	—
U.S. corporate, state and municipalities	3,604.2	14.9	175.5	3.8	479	1
Foreign	1,067.8	8.4	52.5	2.0	185	3
Residential mortgage-backed	1,103.4	4.4	29.9	1.1	187	10
Commercial mortgage-backed	80.9	—	1.1	—	14	—
Other asset-backed	179.0	15.9	8.7	4.4	47	7
Total	$7,674.7	$43.6	$312.1	$11.3	930	21

Investments with fair values less than amortized cost are included in the Company’s other-than-temporary impairments analysis. Impairments were recognized as disclosed in the "Evaluating Securities for Other-Than-Temporary Impairments" section below. The Company evaluates non-agency RMBS and ABS for "other-than-temporary impairments" each quarter based on actual and projected cash flows, after considering the quality and updated loan-to-value ratios reflecting current home prices of underlying collateral, forecasted loss severity, the payment priority within the tranche structure of the security and amount of any credit enhancements. The Company's assessment of current levels of cash flows compared to estimated cash flows, at the time the securities were acquired, indicates the amount and the pace of projected cash flows from the underlying collateral has generally been lower and slower, respectively. However, since cash flows are typically projected at a trust level, the impairment review incorporates the security's position within the trust structure as well as credit enhancement remaining in the trust to determine whether an impairment is warranted. Therefore, while lower and slower cash flows will impact the trust, the effect on a particular security within the trust will be dependent upon the trust structure. Where the assessment continues to project full recovery of principal and interest on schedule, the Company has not recorded an impairment. Unrealized losses on below investment grade securities are principally related to RMBS (primarily Alt-A RMBS) and ABS (primarily subprime RMBS) largely due to economic and market uncertainties including concerns over unemployment levels, lower interest rate environment on floating rate securities requiring higher risk premiums since purchase and valuations on residential real estate supporting non-agency RMBS. Based on this analysis, the Company determined that the remaining investments in an unrealized loss position were not other-than-temporarily impaired and therefore no further other-than-temporary impairment was necessary.

Troubled Debt Restructuring

The Company invests in high quality, well performing portfolios of commercial mortgage loans and private placements. Under certain circumstances, modifications are granted to these contracts. Each modification is evaluated as to whether a troubled debt restructuring has occurred. A modification is a troubled debt restructuring when the borrower is in financial difficulty and the

C-31

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

creditor makes concessions. Generally, the types of concessions may include reducing the face amount or maturity amount of the debt as originally stated, reducing the contractual interest rate, extending the maturity date at an interest rate lower than current market interest rates and/or reducing accrued interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. A valuation allowance may have been recorded prior to the quarter when the loan is modified in a troubled debt restructuring. Accordingly, the carrying value (net of the specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment. For the year ended December 31, 2014, the Company had no new troubled debt restructurings for private placement or commercial mortgage loans. For the year ended December 31, 2013, the Company had no new private placement troubled debt restructuring and had 20 new commercial mortgage loan troubled debt restructurings with a pre-modification and post-modification carrying value of $24.6. The 20 commercial mortgage loans comprise a portfolio of cross-defaulted, cross-collateralized individual loans, which are owned by the same sponsor. Between the date of the troubled debt restructurings and December 31, 2014 , these loans have repaid $7.5 in principal.

As of December 31, 2014 and 2013, the Company did not have any commercial mortgage loans or private placements modified in a troubled debt restructuring with a subsequent payment default.

Mortgage Loans on Real Estate

The Company's mortgage loans on real estate are all commercial mortgage loans held for investment, which are reported at amortized cost, less impairment write-downs and allowance for losses. The Company diversifies its commercial mortgage loan portfolio by geographic region and property type to reduce concentration risk.  The Company manages risk when originating commercial mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate. Subsequently, the Company continuously evaluates mortgage loans based on relevant current information including a review of loan-specific credit quality, property characteristics and market trends. Loan performance is monitored on a loan specific basis through the review of submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review ensures properties are performing at a consistent and acceptable level to secure the debt. The components to evaluate debt service coverage are received and reviewed at least annually to determine the level of risk.

The following table summarizes the Company's investment in mortgage loans as of the dates indicated:

	December 31, 2014	December 31, 2013
Commercial mortgage loans	$2,855.2	$2,838.4
Collective valuation allowance	(0.8)	(1.1)
Total net commercial mortgage loans	$2,854.4	$2,837.3

There were no impairments taken on the mortgage loan portfolio for the years ended December 31, 2014 and 2013.

The following table summarizes the activity in the allowance for losses for all commercial mortgage loans for the periods indicated:

	December 31, 2014	December 31, 2013
Collective valuation allowance for losses, balance at January 1	$1.1	$1.2
Addition to / (reduction of) allowance for losses	(0.3)	(0.1)
Collective valuation allowance for losses, end of period	$0.8	$1.1

C-32

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The carrying values and unpaid principal balances of impaired mortgage loans were as follows as of the dates indicated:

	December 31, 2014	December 31, 2013
Impaired loans without allowances for losses	$17.1	$23.4
Less: Allowances for losses on impaired loans	—	—
Impaired loans, net	$17.1	$23.4
Unpaid principal balance of impaired loans	$17.1	$23.4

As of December 31, 2014 and 2013 the Company did not have any impaired loans with allowances for losses.

The following table presents information on restructured loans as of the dates indicated:

	December 31, 2014	December 31, 2013
Troubled debt restructured loans	$17.1	$23.4

The Company defines delinquent mortgage loans consistent with industry practice as 60 days past due. The Company's policy is to recognize interest income until a loan becomes 90 days delinquent or foreclosure proceedings are commenced, at which point interest accrual is discontinued. Interest accrual is not resumed until the loan is brought current.

There were no mortgage loans in the Company's portfolio in process of foreclosure as of December 31, 2014 and 2013. There were no loans 90 days or more past due or loans in arrears with respect to principal and interest as of December 31, 2014 and 2013.

The following table presents information on the average investment during the period in impaired loans and interest income recognized on impaired and troubled debt restructured loans for the periods indicated:

	Year Ended December 31,
	2014	2013	2012
Impaired loans, average investment during the period (amortized cost) (1)	$20.2	$11.7	$—
Interest income recognized on impaired loans, on an accrual basis (1)	1.1	0.7	—
Interest income recognized on impaired loans, on a cash basis (1)	1.0	0.7	—
Interest income recognized on troubled debt restructured loans, on an accrual basis	1.1	0.7	—
(1) Includes amounts for Troubled debt restructured loans.

Loan-to-value ("LTV") and debt service coverage ("DSC") ratios are measures commonly used to assess the risk and quality of mortgage loans. The LTV ratio, calculated at time of origination, is expressed as a percentage of the amount of the loan relative to the value of the underlying property. A LTV ratio in excess of 100% indicates the unpaid loan amount exceeds the underlying collateral. The DSC ratio, based upon the most recently received financial statements, is expressed as a percentage of the amount of a property's net income to its debt service payments. A DSC ratio of less than 1.0 indicates that property's operations do not generate sufficient income to cover debt payments. These ratios are utilized as part of the review process described above.

C-33

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the LTV ratios as of the dates indicated:

	December 31, 2014 (1)	December 31, 2013 (1)
Loan-to-Value Ratio:
0% - 50%	$367.2	$499.8
>50% - 60%	674.2	761.3
>60% - 70%	1,671.0	1,458.1
>70% - 80%	136.4	112.6
>80% and above	6.4	6.6
Total Commercial mortgage loans	$2,855.2	$2,838.4
(1) Balances do not include collective valuation allowance for losses.

The following table presents the DSC ratios as of the dates indicated:

	December 31, 2014 (1)	December 31, 2013 (1)
Debt Service Coverage Ratio:
Greater than 1.5x	$2,085.8	$2,003.2
>1.25x - 1.5x	397.3	468.5
>1.0x - 1.25x	282.4	240.2
Less than 1.0x	85.9	126.5
Commercial mortgage loans secured by land or construction loans	3.8	—
Total Commercial mortgage loans	$2,855.2	$2,838.4
(1) Balances do not include collective valuation allowance for losses.

Properties collateralizing mortgage loans are geographically dispersed throughout the United States, as well as diversified by property type, as reflected in the following tables as of the dates indicated:

	December 31, 2014(1)		December 31, 2013(1)
	Gross Carrying Value	% of Total	Gross Carrying Value	% of Total
Commercial Mortgage Loans by U.S. Region:
Pacific	$673.0	23.6%	$682.8	24.1%
South Atlantic	597.6	20.9%	560.9	19.8%
West South Central	386.2	13.5%	377.2	13.3%
East North Central	281.1	9.8%	337.6	11.9%
Middle Atlantic	395.6	13.9%	334.0	11.8%
Mountain	277.5	9.7%	282.1	9.9%
West North Central	122.2	4.3%	131.4	4.6%
New England	37.4	1.3%	71.9	2.5%
East South Central	84.6	3.0%	60.5	2.1%
Total Commercial mortgage loans	$2,855.2	100.0%	$2,838.4	100.0%
(1) Balances do not include collective valuation allowance for losses.

C-34

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	December 31, 2014(1)		December 31, 2013(1)
	Gross Carrying Value	% of Total	Gross Carrying Value	% of Total
Commercial Mortgage Loans by Property Type:
Industrial	$806.8	28.3%	$998.3	35.2%
Retail	932.9	32.7%	800.2	28.2%
Apartments	508.6	17.8%	412.4	14.5%
Office	340.1	11.9%	388.3	13.7%
Hotel/Motel	83.3	2.9%	99.1	3.5%
Mixed Use	80.2	2.8%	53.7	1.9%
Other	103.3	3.6%	86.4	3.0%
Total Commercial mortgage loans	$2,855.2	100.0%	$2,838.4	100.0%
(1)Balances do not include collective valuation allowance for losses.

The following table sets forth the breakdown of mortgages by year of origination as of the dates indicated:

	December 31, 2014(1)	December 31, 2013(1)
Year of Origination:
2014	$540.1	$—
2013	628.7	641.3
2012	282.0	307.5
2011	601.0	748.4
2010	109.3	170.8
2009	11.9	45.6
2008 and prior	682.2	924.8
Total Commercial mortgage loans	$2,855.2	$2,838.4
(1) Balances do not include collective valuation allowance for losses.

Evaluating Securities for Other-Than-Temporary Impairments

The Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings, including fixed maturity securities and equity securities in accordance with its impairment policy in order to evaluate whether such investments are other-than-temporarily impaired.

C-35

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table identifies the Company's credit-related and intent-related impairments included in the Statements of Operations, excluding impairments included in Other comprehensive income (loss) by type for the periods indicated:

	Year Ended December 31,
	2014		2013		2012
	Impairment	No. of Securities	Impairment	No. of Securities	Impairment	No. of Securities
U.S. corporate	$1.4	2	$—	—	$6.0	3
Foreign(1)	0.6	4	1.4	1	0.7	3
Residential mortgage-backed	2.8	39	7.5	57	9.7	55
Commercial mortgage-backed	0.1	2	0.3	2	1.7	1
Other asset-backed	0.5	2	1.1	3	0.4	3
Equity	0.3	2	—	—	—	—
Total	$5.7	51	$10.3	63	$18.5	65
(1) Primarily U.S. dollar denominated.

The above tables include $3.7, $6.4 and $14.7 of write-downs related to credit impairments for the years ended December 31, 2014, 2013 and 2012, respectively, in Other-than-temporary impairments, which are recognized in the Statements of Operations. The remaining $2.0, $3.9 and $3.8, for the years ended December 31, 2014, 2013 and 2012, respectively, are related to intent impairments.

The following table summarizes these intent impairments, which are also recognized in earnings, by type for the periods indicated:

	Year Ended December 31,
	2014		2013		2012
	Impairment	No. of Securities	Impairment	No. of Securities	Impairment		No. of Securities
U.S. corporate	$1.2	2	$—	—	$0.5		1
Foreign(1)	0.6	4	—	—	0.7		3
Residential mortgage-backed	0.1	5	3.6	12	0.9		6
Commercial mortgage-backed	0.1	2	0.3	2	1.7		1
Other asset-backed	—	—	—	—	—	*	1
Equity	—	—	—	—	—		—
Total	$2.0	13	$3.9	14	$3.8		12
* Less than $0.1.
(1) Primarily U.S. dollar denominated.

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities or cost for equity securities. In certain situations, new factors, including changes in the business environment, can change the Company's previous intent to continue holding a security. Accordingly, these factors may lead the Company to record additional intent related capital losses.

C-36

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table identifies the amount of credit impairments on fixed maturities for which a portion of the OTTI loss was recognized in Other comprehensive income (loss) and the corresponding changes in such amounts for the periods indicated:

	Year Ended December 31,
	2014	2013	2012
Balance at January 1	$42.1	$47.9	$64.1
Additional credit impairments:
On securities not previously impaired	0.4	0.5	4.8
On securities previously impaired	3.0	3.8	6.8
Reductions:
Securities sold, matured, prepaid or paid down	11.9	10.1	27.8
Increase in cash flows	0.5	—	—
Balance at December 31	$33.1	$42.1	$47.9

Net Investment Income

The following table summarizes Net investment income for the periods indicated:

	Year Ended December 31,
	2014	2013		2012
Fixed maturities	$1,121.7	$1,075.8		$1,137.9
Equity securities, available-for-sale	2.4	3.6		4.0
Mortgage loans on real estate	145.6	152.9		166.3
Policy loans	5.0	5.7		5.7
Short-term investments and cash equivalents	0.8	0.4		0.2
Other	39.9	79.7	(1)	23.7
Gross investment income	1,315.4	1,318.1		1,337.8
Less: investment expenses	50.7	50.9		52.3
Net investment income	$1,264.7	$1,267.2		$1,285.5
(1) Includes $42.4 in conjunction with a bankruptcy settlement for a prime broker who held assets on behalf of a limited partnership previously written down to realizable value.

As of December 31, 2014, the Company had $0.2 of investments in fixed maturities that did not produce net investment income. As of December 31, 2013, the Company did not have any investments in fixed maturities that did not produce net investment income. Fixed maturities are moved to a non-accrual status when the investment defaults.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Such interest income is recorded in Net investment income in the Statements of Operations.

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) comprise the difference between the amortized cost of investments and proceeds from sale and redemption, as well as losses incurred due to the credit-related and intent-related other-than-temporary impairment of investments. Realized investment gains and losses are also primarily generated from changes in fair value of embedded derivatives within product guarantees and fixed maturities, changes in fair value of fixed maturities recorded at FVO and changes in fair value including accruals on derivative instruments, except for effective cash flow hedges. The cost of the investments on disposal is generally determined based on FIFO methodology.

C-37

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net realized capital gains (losses) were as follows for the periods indicated:

	Year Ended December 31,
	2014	2013	2012
Fixed maturities, available-for-sale, including securities pledged	$2.4	$(11.4)	$138.0
Fixed maturities, at fair value option	(50.0)	(89.0)	(57.7)
Equity securities, available-for-sale	(0.1)	—	(0.2)
Derivatives	(33.8)	(3,050.2)	(1,654.0)
Embedded derivatives - fixed maturities	(2.7)	(24.3)	(4.2)
Embedded derivatives - product guarantees	(708.4)	961.7	202.9
Other investments	18.5	(2.6)	1.1
Net realized capital gains (losses)	$(774.1)	$(2,215.8)	$(1,374.1)
After-tax net realized capital gains (losses)	$(503.2)	$(1,440.3)	$(932.8)

Proceeds from the sale of fixed maturities and equity securities, available-for-sale and the related gross realized gains and losses, before tax were as follows for the periods indicated:

	Year Ended December 31,
	2014	2013	2012
Proceeds on sales	$2,436.1	$4,548.9	$4,652.0
Gross gains	21.9	41.6	177.8
Gross losses	26.3	27.0	14.3

3.    Derivative Financial Instruments

The Company enters into the following types of derivatives:

Interest rate swaps: Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and/or liabilities. Interest rate swaps are also used to hedge the interest rate risk associated with the value of assets it owns or in an anticipation of acquiring them. Using interest rate swaps, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest payments, calculated by reference to an agreed upon notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made to/from the counterparty at each due date. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Foreign exchange swaps: The Company uses foreign exchange or currency swaps to reduce the risk of change in the value, yield or cash flows associated with certain foreign denominated invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows against U.S. dollar cash flows at regular periods, typically quarterly or semi-annually. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Credit default swaps: Credit default swaps are used to reduce credit loss exposure with respect to certain assets that the Company owns, or to assume credit exposure on certain assets that the Company does not own. Payments are made to or received from the counterparty at specified intervals. In the event of a default on the underlying credit exposure, the Company will either receive a payment (purchased credit protection) or will be required to make a payment (sold credit protection) equal to the par minus recovery value of the swap contract. The Company utilizes these contracts in non-qualifying hedging relationships.

C-38

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Total return swaps: The Company uses total return swaps as a hedge against a decrease in variable annuity account values, which are invested in certain indices. Using total return swaps, the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of assets or a market index and the LIBOR rate, calculated by reference to an agreed upon notional principal amount. No cash is exchanged at the onset of the contracts. Cash is paid and received over the life of the contract based upon the terms of the swaps. The Company utilizes these contracts in non-qualifying hedging relationships.

Currency forwards: The Company uses currency forward contracts to hedge policyholder liabilities associated with the variable annuity contracts which are linked to foreign indices. The currency fluctuations may result in a decrease in account values, which would increase the possibility of the Company incurring an expense for guaranteed benefits in excess of account values. The Company utilizes these contracts in non-qualifying hedging relationships.

Forwards: The Company uses forward contracts to hedge certain invested assets against movement in interest rates, particularly mortgage rates. The Company uses To Be Announced mortgage-backed securities as an economic hedge against rate movements. The Company utilizes forward contracts in non-qualifying hedging relationships.

Futures: Futures contracts are used to hedge against a decrease in certain equity indices. Such decreases may result in a decrease in variable annuity account values which would increase the possibility of the Company incurring an expense for guaranteed benefits in excess of account values. The Company also uses futures contracts as a hedge against an increase in certain equity indices. Such increases may result in increased payments to the holders of the FIA contracts. The Company enters into exchange traded futures with regulated futures commissions that are members of the exchange. The Company also posts initial and variation margins with the exchange on a daily basis. The Company utilizes exchange-traded futures in non-qualifying hedging relationships.

Swaptions: A swaption is an option to enter into a swap with a forward starting effective date. The Company uses swaptions to hedge the interest rate exposure associated with the minimum crediting rate and book value guarantees embedded in the retirement products that the Company offers. Increases in interest rates will generate losses on assets that are backing such liabilities. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. Swaptions are also used to hedge against an increase in the interest rate benchmarked crediting strategies within FIA contracts. Such increases may result in increased payments to contract holders of FIA contracts and the interest rate swaptions offset this increased exposure. The Company pays a premium when it purchases the swaption. The Company utilizes these contracts in non-qualifying hedging relationships.

Options: The Company uses put options to manage the equity, interest rate and equity volatility risk of the economic liabilities associated with certain variable annuity minimum guaranteed benefits. The Company also uses call options to hedge against an increase in various equity indices. Such increases may result in increased payments to the holders of the FIA contracts. The Company pays an upfront premium to purchase these options. The Company utilizes these options in non-qualifying hedging relationships.

Variance swaps: The Company uses variance swaps to manage equity volatility risk on the economic liabilities associated with certain minimum guaranteed living benefits and to mitigate certain rebalancing costs resulting from increased volatility. An increase in the equity volatility results in a higher valuations of such liabilities. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on the changes in equity volatility over a defined period. The Company utilizes equity variance swaps in non-qualifying hedging relationships.

Embedded derivatives: The Company also invests in certain fixed maturity instruments and has issued certain annuity products that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity rates, or credit ratings/spreads. In addition, the Company has entered into coinsurance with funds withheld arrangements, which contain embedded derivatives.

The Company's use of derivatives is limited mainly to economic hedging to reduce the Company's exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, exchange rate risk and market risk. It is the Company's policy not to offset amounts recognized for derivative instruments and amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral arising from derivative instruments executed with the same counterparty under a master netting arrangement, which provides the Company with the legal right of offset.

C-39

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The notional amounts and fair values of derivatives were as follows as of the dates indicated:

	December 31, 2014			December 31, 2013
	Notional Amount	Asset Fair Value	Liability Fair Value	Notional Amount	Asset Fair Value	Liability Fair Value
Derivatives: Qualifying for hedge accounting(1)
Cash flow hedges:
Interest rate contracts	$7.7	$0.4	$—	$7.7	$—	$0.1
Foreign exchange contracts	57.1	7.9	—	57.1	1.8	0.7
Fair value hedges:
Interest rate contracts	299.1	2.1	7.8	365.6	4.8	9.7
Derivatives: Non-qualifying for hedge accounting(1)
Interest rate contracts	23,792.7	434.2	98.5	26,485.1	193.0	651.4
Foreign exchange contracts	1,032.0	22.5	8.2	903.8	7.2	17.8
Equity contracts	20,610.5	420.2	209.8	11,304.7	131.0	52.2
Credit contracts	1,220.0	4.1	16.3	220.0	4.6	—
Embedded derivatives:
Within fixed maturity investments	N/A	26.2	—	N/A	28.9	—
Within annuity products	N/A	—	3,488.8	N/A	—	2,594.5
Within reinsurance agreements	N/A	9.6	211.0	N/A	(8.4)	(38.0)
Total		$927.2	$4,040.4		$362.9	$3,288.4
N/A - Not Applicable
(1) Open derivative contracts are reported as Derivatives assets or liabilities on the Balance Sheets at fair value.

Based on the notional amounts, a substantial portion of the Company’s derivative positions was not designated or did not qualify for hedge accounting as part of a hedging relationship as of December 31, 2014 and 2013. The Company utilizes derivative contracts mainly to hedge exposure to variability in cash flows, interest rate risk, credit risk, foreign exchange risk and equity market risk. The majority of derivatives used by the Company are designated as product hedges, which hedge the exposure arising from insurance liabilities or guarantees embedded in the contracts the Company offers through various product lines. These derivatives do not qualify for hedge accounting as they do not meet the criteria of being “highly effective” as outlined in ASC Topic 815, but do provide an economic hedge, which is in line with the Company’s risk management objectives. The Company also uses derivatives contracts to hedge its exposure to various risks associated with the investment portfolio. The Company does not seek hedge accounting treatment for certain of these derivatives as they generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules outlined in ASC Topic 815. The Company also uses credit default swaps coupled with other investments in order to produce the investment characteristics of otherwise permissible investments that do not qualify as effective accounting hedges under ASC Topic 815.

C-40

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Although the Company has not elected to net its derivative exposures, the notional amounts and fair values of Over-The-Counter ("OTC") and cleared derivatives excluding exchange traded contracts and forward contracts (To Be Announced mortgage-backed securities) are presented in the tables below as of the dates indicated:

	December 31, 2014
	Notional Amount	Asset Fair Value	Liability Fair Value
Credit contracts	$1,220.0	$4.1	$16.3
Equity contracts	13,184.3	317.1	201.7
Foreign exchange contracts	1,089.1	30.4	8.2
Interest rate contracts	24,099.5	436.7	106.3
		788.3	332.5
Counterparty netting(1)		(311.1)	(311.1)
Cash collateral netting(1)		(267.3)	(19.3)
Securities collateral netting(1)		(130.4)	(2.1)
Net receivables/payables		$79.5	$—
(1) Represents the netting of receivable balances with payable balances, net of collateral, for the same counterparty under eligible netting agreements.

	December 31, 2013
	Notional Amount	Asset Fair Value	Liability Fair Value
Credit contracts	$220.0	$4.6	$—
Equity contracts	4,225.3	129.1	31.7
Foreign exchange contracts	960.9	9.0	18.5
Interest rate contracts	26,858.5	197.8	661.2
		340.5	711.4
Counterparty netting(1)		(283.5)	(283.5)
Cash collateral netting(1)		(37.4)	—
Securities collateral netting(1)		(8.8)	(350.0)
Net receivables/payables		$10.8	$77.9
(1) Represents the netting of receivable balances with payable balances, net of collateral, for the same counterparty under eligible netting agreements.

Collateral

Under the terms of the OTC Derivative International Swaps and Derivatives Association, Inc. ("ISDA ") agreements, the Company may receive from, or deliver to, counterparties collateral to assure that terms of the ISDA agreements will be met with regard to the Credit Support Annex ("CSA"). The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. To the extent cash collateral is received and delivered, it is included in Payables under securities loan agreements, including collateral held and Short-term investments under securities loan agreements, including collateral delivered, respectively, on the Balance Sheets and is reinvested in short-term investments. Collateral held is used in accordance with the CSA to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported in Securities pledged on the Balance Sheets. As of December 31, 2014, the Company held $268.5 of net cash collateral and pledged $5.8 of net cash collateral related to OTC derivative contracts and cleared derivative contracts, respectively. As of December 31, 2013, the Company held $35.2 and $12.3 of net cash collateral related to OTC derivative contracts and cleared derivative contracts, respectively. In addition, as of December 31, 2014, the Company delivered $505.6 of securities and held $130.5 of securities as collateral. As of December 31, 2013, the Company delivered $830.7 of securities and held $20.4 of securities as collateral.

C-41

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net realized gains (losses) on derivatives were as follows for the periods indicated:

	Year Ended December 31,
	2014	2013		2012
Derivatives: Qualifying for hedge accounting(1):
Cash flow hedges:
Interest rate contracts	$0.2	$—	*	$—
Foreign exchange contracts	0.7	0.2		—
Fair value hedges:
Interest rate contracts	(12.9)	15.6		—
Derivatives: Non-qualifying for hedge accounting(2):
Interest rate contracts	797.0	(920.0)		121.6
Foreign exchange contracts	91.8	53.6		2.4
Equity contracts	(911.4)	(2,204.2)		(1,779.3)
Credit contracts	0.8	4.6		1.3
Embedded derivatives:
Within fixed maturity investments(2)	(2.7)	(24.3)		(4.2)
Within annuity products(2)	(708.4)	961.7		202.9
Within reinsurance agreements(3)	(231.1)	311.3		50.9
Total	$(976.0)	$(1,801.5)		$(1,404.4)
* Less than $0.1.
(1) Changes in value for effective fair value hedges are recorded in Other net realized capital gains (losses). Changes in fair value upon disposal for effective cash flow hedges are amortized through Net investment income and the ineffective portion is recorded in Other net realized capital gains (losses) in the Statements of Operations. For the years ended December 31, 2014, 2013 and 2012, ineffective amounts were immaterial.
(2) Changes in value are included in Other net realized capital gains (losses) in the Statements of Operations.
(3) Changes in value are included in Interest credited and other benefits to contract owners/policyholders in the Statements of Operations.

Credit Default Swaps

The Company has entered into various credit default swaps. When credit default swaps are sold, the Company assumes credit exposure to certain assets that it does not own. Credit default swaps may also be purchased to reduce credit exposure in the Company's portfolio. Credit default swaps involve a transfer of credit risk from one party to another in exchange for periodic payments. As of December 31, 2014, the fair values of credit default swaps of $4.1 and $16.3 were included in Derivatives assets and Derivatives liabilities respectively, on the Balance Sheets. As of December 31, 2013, the fair value of credit default swaps of $4.6 was included in Derivatives assets, and there were no credit default swaps included in Derivatives liabilities on the Balance Sheets. As of December 31, 2014 and 2013, the maximum potential future exposure to the Company was $220.0 on credit default swaps. These instruments are typically written for a maturity period of five years and contain no recourse provisions.  If the Company's current debt and claims paying ratings were downgraded in the future, the terms in the Company's derivative agreements may be triggered, which could negatively impact overall liquidity.

C-42

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

4.	Fair Value Measurements

Fair Value Measurement

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique, pursuant to ASU 2011-04, "Fair Value Measurements (ASC Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP" ("ASU 2011-04"). The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. Financial assets and liabilities recorded at fair value on the Balance Sheets are categorized as follows:

•
Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Company defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

•
Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets;
b) Quoted prices for identical or similar assets or liabilities in non-active markets;
c) Inputs other than quoted market prices that are observable; and
d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

•
Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

When available, the estimated fair value of financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, including discounted cash flow methodologies, matrix pricing, or other similar techniques.

C-43

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$916.6	$9.5	$—	$926.1
U.S Government agencies and authorities	—	83.4	—	83.4
U.S. corporate, state and municipalities	—	12,298.8	314.0	12,612.8
Foreign(1)	—	5,528.5	147.3	5,675.8
Residential mortgage-backed securities	—	2,019.2	31.3	2,050.5
Commercial mortgage-backed securities	—	1,627.5	—	1,627.5
Other asset-backed securities	—	300.0	0.9	300.9
Total fixed maturities, including securities pledged	916.6	21,866.9	493.5	23,277.0
Equity securities, available-for-sale	6.7	—	—	6.7
Derivatives:
Interest rate contracts	—	436.7	—	436.7
Foreign exchange contracts	—	30.4	—	30.4
Equity contracts	103.1	285.9	31.2	420.2
Credit contracts	—	4.1	—	4.1
Embedded derivative on reinsurance	—	9.6	—	9.6
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	1,277.5	—	1.8	1,279.3
Assets held in separate accounts	38,547.7	—	—	38,547.7
Total assets	$40,851.6	$22,633.6	$526.5	$64,011.7

Liabilities:
Derivatives:
Annuity product guarantees:
FIA	$—	$—	$1,924.4	$1,924.4
GMAB / GMWB / GMWBL	—	—	1,564.4	1,564.4
Other derivatives:
Interest rate contracts	—	106.3	—	106.3
Foreign exchange contracts	—	8.2	—	8.2
Equity contracts	8.1	201.7	—	209.8
Credit contracts	—	16.3	—	16.3
Embedded derivative on reinsurance	—	211.0	—	211.0
Total liabilities	$8.1	$543.5	$3,488.8	$4,040.4
(1) Primarily U.S. dollar denominated

C-44

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$1,847.4	$9.4	$—	$1,856.8
U.S Government agencies and authorities	—	98.1	4.2	102.3
U.S. corporate, state and municipalities	—	10,598.0	90.4	10,688.4
Foreign(1)	—	5,370.1	24.6	5,394.7
Residential mortgage-backed securities	—	2,224.5	27.6	2,252.1
Commercial mortgage-backed securities	—	1,615.3	—	1,615.3
Other asset-backed securities	—	518.5	22.0	540.5
Total fixed maturities, including securities pledged	1,847.4	20,433.9	168.8	22,450.1
Equity securities, available-for-sale	6.1	—	—	6.1
Derivatives:
Interest rate contracts	—	197.8	—	197.8
Foreign exchange contracts	—	9.0	—	9.0
Equity contracts	1.9	72.1	57.0	131.0
Credit contracts	—	4.6	—	4.6
Embedded derivative on reinsurance	—	(8.4)	—	(8.4)
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	1,123.6	5.0	—	1,128.6
Assets held in separate accounts	42,008.3	—	—	42,008.3
Total assets	$44,987.3	$20,714.0	$225.8	$65,927.1

Liabilities:
Derivatives:
Annuity product guarantees:
FIA	$—	$—	$1,693.5	$1,693.5
GMAB / GMWB / GMWBL	—	—	901.0	901.0
Other derivatives:
Interest rate contracts	—	661.2	—	661.2
Foreign exchange contracts	—	18.5	—	18.5
Equity contracts	20.5	31.7	—	52.2
Credit contracts	—	—	—	—
Embedded derivative on reinsurance	—	(38.0)	—	(38.0)
Total liabilities	$20.5	$673.4	$2,594.5	$3,288.4
(1) Primarily U.S. dollar denominated

Valuation of Financial Assets and Liabilities at Fair Value

Certain assets and liabilities are measured at estimated fair value on the Company's Balance Sheets. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an "exit price") in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The exit price and the transaction (or entry) price will be the same at initial recognition in many circumstances. However, in certain cases, the transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to transfer a liability to a third-party with an equal credit standing. Fair value is required to be a market-based measurement that is

C-45

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

determined based on a hypothetical transaction at the measurement date, from a market participant's perspective. The Company considers three broad valuation techniques when a quoted price is unavailable: (i) the market approach, (ii) the income approach and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given the instrument being measured and the availability of sufficient inputs. The Company prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available.

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of "exit price" and the fair value hierarchy as prescribed in ASC Topic 820. Valuations are obtained from third party commercial pricing services, brokers and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from third-party commercial pricing services are non-binding. The Company reviews the assumptions and inputs used by third-party commercial pricing services for each reporting period in order to determine an appropriate fair value hierarchy level. The documentation and analysis obtained from third-party commercial pricing services are reviewed by the Company, including in-depth validation procedures confirming the observability of inputs. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades or monitoring of trading volumes.

The following valuation methods and assumptions were used by the Company in estimating the reported values for the investments and derivatives described below:

Fixed maturities: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices and are classified as Level 1 assets. Assets in this category would primarily include certain U.S. Treasury securities. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values and are classified as Level 2 assets.  These services incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data.  This category includes U.S. and foreign corporate bonds, ABS, U.S. agency and government guaranteed securities, CMBS and RMBS, including certain CMO assets.

Generally, the Company does not obtain more than one vendor price from pricing services per instrument.  The Company uses a hierarchy process in which prices are obtained from a primary vendor and, if that vendor is unable to provide the price, the next vendor in the hierarchy is contacted until a price is obtained or it is determined that a price cannot be obtained from a commercial pricing service.  When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited.  Securities priced using independent broker quotes are classified as Level 3.

Broker quotes and prices obtained from pricing services are reviewed and validated through an internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.  As of December 31, 2014, $467.8 and $18.1 billion of a total fair value of $23.3 billion in fixed maturities, including securities pledged, were valued using unadjusted broker quotes and unadjusted prices obtained from pricing services, respectively and verified through the review process. The remaining balance in fixed maturities consisted primarily of privately placed bonds valued using a matrix-based pricing. As of December 31, 2013, $110.5 and $17.4 billion of a total fair value of $22.5 billion in fixed maturities, including securities pledged, were valued using unadjusted broker quotes and unadjusted prices obtained from pricing services, respectively and verified through the review process. The remaining balance in fixed maturities consisted primarily of privately placed bonds valued using a matrix-based pricing.

All prices and broker quotes obtained go through the review process described above including valuations for which only one broker quote is obtained.  After review, for those instruments where the price is determined to be appropriate, the unadjusted price provided is used for financial statement valuation. If it is determined that the price is questionable, another price may be requested from a different vendor.  The internal valuation committee then reviews all prices for the instrument again, along with information from the review, to determine which price best represents "exit price" for the instrument.

Fair values of privately placed bonds are determined primarily using a matrix-based pricing model and are generally classified as Level 2 assets.  The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security.  Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's

C-46

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

ability to compete in its relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

Equity securities, available-for-sale: Fair values of publicly traded equity securities are based upon quoted market price and are classified as Level 1 assets. Other equity securities, typically private equities or equity securities not traded on an exchange, are valued by other sources such as analytics or brokers and are classified as Level 2 or Level 3 assets.

Derivatives: Derivatives are carried at fair value which is determined using the Company's derivative accounting system in conjunction with observable key financial data from third party sources, such as yield curves, exchange rates, S&P 500 Index prices, London Interbank Offered Rates ("LIBOR") and Overnight Index Swap ("OIS") rates. In June 2012, the Company began using OIS rather than LIBOR for valuations of collateralized interest rate derivatives, which are obtained from third-party sources. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third-party brokers. Counterparty credit risk is considered and incorporated in the Company's valuation process through counterparty credit rating requirements and monitoring of overall exposure. It is the Company's policy to transact only with investment grade counterparties with a credit rating of A- or better. The Company's nonperformance risk is also considered and incorporated in the Company's valuation process. Valuations for the Company's futures and interest rate forward contracts are based on unadjusted quoted prices from an active exchange and, therefore, are classified as Level 1. The Company also has certain credit default swaps and options that are priced using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3. However, all other derivative instruments, including those priced by third-party vendors, are valued based on market observable inputs and are classified as Level 2.

Cash and cash equivalents, Short-term investments and Short-term investments under securities loan agreement: The carrying amounts for cash reflect the assets' fair values. The fair values for cash equivalents and most short-term investments are determined based on quoted market prices.  These assets are classified as Level 1. Other short-term investments are valued and classified in the fair value hierarchy consistent with the policies described herein, depending on investment type.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts. The underlying investments include mutual funds, short-term investments and cash, the valuations of which are based upon a quoted market price and are included in Level 1. Fixed maturity valuations are obtained from third-party commercial pricing services and brokers and are classified in the fair value hierarchy consistent with the policy described above for fixed maturities.

Product guarantees: The Company records reserves for annuity contracts containing GMAB, GMWB and GMWBL riders. The guarantee is an embedded derivative and is required to be accounted for separately from the host variable annuity contract. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of market return scenarios and other market implied assumptions. These derivatives are classified as Level 3 liabilities in the fair value hierarchy.

The Company records an embedded derivative liability for its FIA contracts for interest payments to contract holders above the growth in the minimum guaranteed contract value. The guarantee is treated as an embedded derivative and is required to be accounted for separately from the host contract. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by market implied assumptions. These derivatives are classified as Level 3 liabilities in the fair value hierarchy.

The discount rate used to determine the fair value of the Company's GMAB, GMWB, GMWBL and FIA embedded derivative liabilities includes an adjustment to reflect nonperformance risk. The nonperformance risk adjustment incorporates a blend of observable, similarly rated peer holding company credit default swap spreads, adjusted to reflect the credit quality of the Company, the issuer of the guarantee, as well as an adjustment to reflect the priority of policyholder claims.

The Company's valuation actuaries are responsible for the policies and procedures for valuing the embedded derivatives, reflecting the capital markets and actuarial valuation inputs and nonperformance risk in the estimate of the fair value of the embedded derivatives. The actuarial and capital market assumptions for each liability are approved by each product's Chief Risk Officer

C-47

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

("CRO"), including an independent annual review by the CRO. Models used to value the embedded derivatives must comply with the Company's governance policies.

Quarterly, an attribution analysis is performed to quantify changes in fair value measurements and a sensitivity analysis is used to analyze the changes. The changes in fair value measurements are also compared to corresponding movements in the hedge target to assess the validity of the attributions. The results of the attribution analysis are reviewed by the valuation actuaries, responsible CFOs, Controllers, CROs and/or others as nominated by management.

Embedded derivative on reinsurance: The carrying value of the embedded derivative is estimated based upon the change in the fair value of the assets supporting the funds withheld payable under reinsurance agreements. As the fair value of the assets held in trust is based on a quoted market price (Level 1), the fair value of the embedded derivative is based on market observable inputs and is classified as Level 2.

Transfers in and out of Level 1 and 2

There were no securities transferred between Level 1 and Level 2 for the years ended December 31, 2014 and 2013.  The Company's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

Level 3 Financial Instruments

The fair values of certain assets and liabilities are determined using prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement (i.e., Level 3 as defined by ASC Topic 820), including but not limited to liquidity spreads for investments within markets deemed not currently active. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability. In addition, the Company has determined, for certain financial instruments, an active market is such a significant input to determine fair value that the presence of an inactive market may lead to classification in Level 3. In light of the methodologies employed to obtain the fair values of financial assets and liabilities classified as Level 3, additional information is presented below.

C-48

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company's Level 3 assets and liabilities and transfers in and out of Level 3 for the year ended December 31, 2014:

	Fair Value as of January 1	Total Realized/Unrealized Gains (Losses) Included in:		Purchases	Issuances	Sales	Settlements	Transfers in to Level 3(3)	Transfers out of Level 3(3)	Fair Value as of December 31	Change In Unrealized Gains (Losses) Included in Earnings (4)
		Net Income	OCI
Fixed maturities, including securities pledged:
U.S. Government agencies and authorities	$4.2	$—	$—	$—	$—	$—	$—	$—	$(4.2)	$—	$—
U.S. corporate, state and municipalities	90.4	(0.2)	(3.7)	77.9	—	—	(44.1)	193.7	—	314.0	(0.3)
Foreign(1)	24.6	(0.1)	(7.8)	24.0	—	—	(8.5)	122.8	(7.7)	147.3	(0.1)
Residential mortgage-backed securities	27.6	(2.3)	0.5	2.9	—	—	(1.5)	8.8	(4.7)	31.3	(2.2)
Other asset-backed securities	22.0	3.2	(2.9)	—	—	—	(15.2)	—	(6.2)	0.9	—
Total fixed maturities, including securities pledged	168.8	0.6	(13.9)	104.8	—	—	(69.3)	325.3	(22.8)	493.5	(2.6)

Equity securities, available-for-sale	—	(0.3)	0.3	—	—	—	—	—	—	—	(0.3)
Derivatives:
Annuity product guarantees:
FIA(2)	(1,693.5)	(195.5)	—	—	(166.2)	—	130.8	—	—	(1,924.4)	—
GMWB/GMAB/GMWBL(2)	(901.0)	(512.9)	—	—	(151.2)	—	0.7	—	—	(1,564.4)	—
Other derivatives, net:	57.0	31.6	—	22.7	—	—	(80.1)	—	—	31.2	(25.8)
Cash and cash equivalents, short-term investments, and short-term investments under securities loan agreement	—	—	—	1.8	—	—	—	—	—	1.8	—
(1) Primarily U.S. dollar denominated
(2) All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis. These amounts are included in Other net realized capital gains (losses) in the Statements of Operations.
(3) The Company's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
(4) For financial instruments still held as of December 31, amounts are included in Net investment income and Total net realized capital gains (losses) in the Statements of Operations.

C-49

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company's Level 3 assets and liabilities and transfers in and out of Level 3 for the year ended December 31, 2013:

	Fair Value as of January 1	Total Realized/Unrealized Gains (Losses) Included in:		Purchases	Issuances	Sales	Settlements	Transfers in to Level 3(3)	Transfers out of Level 3(3)	Fair Value as of December 31	Change In Unrealized Gains (Losses) Included in Earnings (4)
		Net Income	OCI
Fixed maturities, including securities pledged:
U.S. Government agencies and authorities	$—	$—	$—	$4.2	$—	$—	$—	$—	$—	$4.2	$—
U.S. corporate, state and municipalities	113.6	(0.2)	(0.7)	—	—	—	(18.2)	0.7	(4.8)	90.4	(0.2)
Foreign(1)	20.9	—	(0.4)	13.1	—	(1.1)	(13.4)	5.5	—	24.6	—
Residential mortgage-backed securities	24.2	(0.5)	(0.5)	15.3	—	(0.2)	—	—	(10.7)	27.6	(0.5)
Other asset-backed securities	78.2	6.4	(2.9)	—	—	(36.4)	(7.7)	—	(15.6)	22.0	2.3
Total fixed maturities, including securities pledged	236.9	5.7	(4.5)	32.6	—	(37.7)	(39.3)	6.2	(31.1)	168.8	1.6

Equity securities, available-for-sale	15.8	(0.2)	(0.2)	—	—	—	—	—	(15.4)	—	—
Derivatives:
Annuity product guarantees:
FIA(2)	(1,393.8)	(275.7)	—	—	(108.2)	—	84.2	—	—	(1,693.5)	—
GMWB/GMAB/GMWBL(2)	(2,004.0)	1,237.4	—	—	(134.9)	—	0.5	—	—	(901.0)	—
Other derivatives, net:	11.7	98.4	—	20.7	—	—	(73.8)	—	—	57.0	28.1
Cash and cash equivalents, short-term investments, and short-term investments under securities loan agreement	—	—	—	—	—	—	—	—	—	—	—
(1) Primarily U.S. dollar denominated
(2) All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis. These amounts are included in Other net realized capital gains (losses) in the Statements of Operations.
(3) The Company's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
(4) For financial instruments still held as of December 31, amounts are included in Net investment income and Total net realized capital gains (losses) in the Statements of Operations.

C-50

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

For the years ended December 31, 2014 and 2013, the transfers in and out of Level 3 for fixed maturities and equity securities, were due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes when prices are not available from one of the commercial pricing services are reflected as transfers into Level 3. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

The fair value of certain options and swap contracts are valued using observable inputs and were transferred from Level 3 to Level 2 during the year ended December 31, 2013.

Significant Unobservable Inputs

Quantitative information about the significant unobservable inputs used in the Company's Level 3 fair value measurements of its annuity product guarantees is presented in the following sections and table.

The Company's Level 3 fair value measurements of its fixed maturities, equity securities available-for-sale and equity and credit derivative contracts are primarily based on broker quotes for which the quantitative detail of the unobservable inputs is neither provided nor reasonably corroborated, thus negating the ability to perform a sensitivity analysis. The Company performs a review of broker quotes by performing a monthly price variance comparison and back tests broker quotes to recent trade prices.

Significant unobservable inputs used in the fair value measurements of GMABs, GMWBs and GMWBLs include long-term equity and interest rate implied volatility, correlations between the rate of return on policyholder funds and between interest rates and equity returns, nonperformance risk, mortality and policyholder behavior assumptions, such as benefit utilization, lapses and partial withdrawals. Such inputs are monitored quarterly.

Significant unobservable inputs used in the fair value measurements of FIAs include nonperformance risk and policyholder behavior assumptions, such as lapses and partial withdrawals. Such inputs are monitored quarterly.

Following is a description of selected inputs:

Equity / Interest Rate Volatility: A term-structure model is used to approximate implied volatility for the equity indices and swap rates for GMAB, GMWB and GMWBL fair value measurements. Where no implied volatility is readily available in the market, an alternative approach is applied based on historical volatility.

Correlations: Integrated interest rate and equity scenarios are used in GMAB, GMWB and GMWBL fair value measurements to better reflect market interest rates and interest rate volatility correlations between equity and fixed income fund groups and between equity fund groups and interest rates. The correlations are based on historical fund returns and swap rates from external sources.

Nonperformance Risk: For the estimate of the fair value of embedded derivatives associated with the Company's product guarantees, the Company uses a blend of observable, similarly rated peer company credit default swap spreads, adjusted to reflect the credit quality of the Company as well as adjustment to reflect the priority of policyholder claims.

Actuarial Assumptions: Management regularly reviews actuarial assumptions, which are based on the Company's experience and periodically reviewed against industry standards. Industry standards and Company experience may be limited on certain products.

C-51

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the unobservable inputs for Level 3 fair value measurements as of December 31, 2014:

Range(1)
Unobservable Input	GMWB / GMWBL		GMAB		FIA
Long-term equity implied volatility	15% to 25%		15% to 25%		—
Interest rate implied volatility	0.2% to 16%		0.2% to 16%		—
Correlations between:
Equity Funds	49% to 98%		49% to 98%		—
Equity and Fixed Income Funds	-38% to 62%		-38% to 62%		—
Interest Rates and Equity Funds	-32% to -4%		-32% to -4%		—
Nonperformance risk	0.13% to 1.10%		0.13% to 1.10%		0.13% to 1.10%
Actuarial Assumptions:
Benefit Utilization	85% to 100%	(2)	—		—
Partial Withdrawals	0% to 10%		0% to 10%		0% to 5%
Lapses	0.08% to 24%	(3)(4)	0.08% to 31%	(3)(4)	0% to 60%	(3)
Mortality	—	(5)	—	(5)	—	(6)

(1)	Represents the range of reasonable assumptions that management has used in its fair value calculations.
(2) Those policyholders who have elected systematic withdrawals are assumed to continue taking withdrawals. As a percent of account value, 33% are taking systematic withdrawals. Of those policyholders who are not taking withdrawals, we assume that 85% will begin systematic withdrawals after a delay period. The utilization function varies by policyholder age and policy duration. Interactions with lapse and mortality also affect utilization. The utilization rate for GMWB and GMWBL tends to be lower for younger contract owners and contracts that have not reached their maximum accumulated GMWB and GMWBL benefit amount. There is also a lower utilization rate, though indirectly, for contracts that are less "in the money" (i.e., where the notional benefit amount is in excess of the account value) due to higher lapses. Conversely, the utilization rate tends to be higher for contract owners near or beyond retirement age and contracts that have accumulated their maximum GMWB or GMWBL benefit amount. There is also a higher utilization rate, though indirectly, for contracts which are highly "in the money". The chart below provides the GMWBL account value by current age group and average expected delay times from the associated attained age group as of December 31, 2014 (account value amounts are in $ billions).

	Account Values
Attained Age Group	In the Money	Out of the Money	Total	Average Expected Delay (Years)*
< 60	$2.4	$0.5	$2.9	9.5
60-69	6.1	0.9	7.0	4.9
70+	5.0	0.5	5.5	3.1
	$13.5	$1.9	$15.4	5.8

* For population expected to withdraw in future. Excludes policies taking systematic withdraws and 15% of policies the Company assumes will never withdraw.

(3)
Lapse rates tend to be lower during the contractual surrender charge period and higher after the surrender charge period ends; the highest lapse rates occur in the year immediately after the end of the surrender charge period.

(4) The Company makes dynamic adjustments to lower the lapse rates for contracts that are more "in the money." The table below shows an analysis of policy account values according to whether they are in or out of the surrender charge period and to whether they are "in the money" or "out of the money" as of December 31, 2014 (account value amounts are in $ billions).

C-52

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

		GMAB			GMWB/GMWBL
	Moneyness	Account Value		Lapse Range	Account Value	Lapse Range
During Surrender Charge Period
	In the Money**	$—	*	0.08% to 8.2%	$6.5	0.08% to 6.3%
	Out of the Money	—	*	0.41% to 12%	1.1	0.36% to 7%

After Surrender Charge Period
	In the Money**	$—	*	2.5% to 21%	$7.2	1.7% to 21%
	Out of the Money	0.1		12% to 31%	1.4	5.6% to 24%
* Less than $0.1.
** The low end of the range corresponds to policies that are highly "in the money." The high end of the range corresponds to the policies that are close to zero in terms of "in the moneyness."
(5) The mortality rate is based on the Annuity 2000 Basic table with mortality improvements.
(6) The mortality rate is based on the 2012 Individual Annuity Mortality Basic table with mortality improvements.

The following table presents the unobservable inputs for Level 3 fair value measurements as of December 31, 2013:

Range(1)
Unobservable Input	GMWB / GMWBL		GMAB		FIA
Long-term equity implied volatility	15% to 25%		15% to 25%		—
Interest rate implied volatility	0.2% to 16%		0.2% to 16%		—
Correlations between:
Equity Funds	50% to 98%		50% to 98%		—
Equity and Fixed Income Funds	-33% to 62%		-33% to 62%		—
Interest Rates and Equity Funds	-30% to -14%		-30% to -14%		—
Nonperformance risk	-0.1% to 0.79%		-0.1% to 0.79%		-0.1% to 0.79%
Actuarial Assumptions:
Benefit Utilization	85% to 100%	(2)	—		—
Partial Withdrawals	0% to 10%		0% to 10%		0% to 2%
Lapses	0.08% to 40%	(3)(4)	0.08% to 31%	(3)(4)	0% to 53%	(3)
Mortality	—	(5)	—	(5)	—	(6)

(1)	Represents the range of reasonable assumptions that management has used in its fair value calculations.
(2) Those policyholders who have elected systematic withdrawals are assumed to continue taking withdrawals. As a percent of account value, 30% are taking systematic withdrawals. Of those policyholders who are not taking withdrawals, we assume that 85% will begin systematic withdrawals after a delay period. The utilization function varies by policyholder age and policy duration. Interactions with lapse and mortality also affect utilization. The utilization rate for GMWB and GMWBL tends to be lower for younger contract owners and contracts that have not reached their maximum accumulated GMWB and GMWBL benefit amount. There is also a lower utilization rate, though indirectly, for contracts that are less "in the money" (i.e., where the notional benefit amount is in excess of the account value) due to higher lapses. Conversely, the utilization rate tends to be higher for contract owners near or beyond retirement age and contracts that have accumulated their maximum GMWB or GMWBL benefit amount. There is also a higher utilization rate, though indirectly, for contracts which are highly "in the money". The chart below provides the GMWBL account value by current age group and average expected delay times from the associated attained age group as of December 31, 2013 (account value amounts are in $ billions).

C-53

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	Account Values
Attained Age Group	In the Money	Out of the Money	Total	Average Expected Delay (Years)*
< 60	$2.1	$1.4	$3.5	5.4
60-69	5.0	2.5	7.5	1.3
70+	3.9	1.3	5.2	—
	$11.0	$5.2	$16.2	2.3
* For population expected to withdraw in future. Excludes policies taking systematic withdraws and 15% of policies the Company assumes will never withdraw.
(3) Lapse rates tend to be lower during the contractual surrender charge period and higher after the surrender charge period ends; the highest lapse rates occur in the year immediately after the end of the surrender charge period.
(4) The Company makes dynamic adjustments to lower the lapse rates for contracts that are more "in the money." The table below shows an analysis of policy account values according to whether they are in or out of the surrender charge period and to whether they are "in the money" or "out of the money" as of December 31, 2013 (account value amounts are in $ billions).

		GMAB			GMWB/GMWBL
	Moneyness	Account Value		Lapse Range	Account Value	Lapse Range
During Surrender Charge Period
	In the Money**	$—	*	0.08% to 8.2%	$5.5	0.08% to 5.5%
	Out of the Money	—	*	0.41% to 12%	3.1	0.36% to 11%

After Surrender Charge Period
	In the Money**	$—	*	2.5% to 21%	$5.6	1.5% to 21%
	Out of the Money	0.1		12% to 31%	2.8	6.9% to 40%
* Less than $0.1.
** The low end of the range corresponds to policies that are highly "in the money." The high end of the range corresponds to the policies that are close to zero in terms of "in the moneyness."
(5) The mortality rate is based on the Annuity 2000 Basic table with mortality improvements.
(6) The mortality rate is based on the 2012 Individual Annuity Mortality Basic table with mortality improvements.

Generally, the following will cause an increase (decrease) in the GMAB, GMWB and GMWBL embedded derivative fair value liabilities:

•	An increase (decrease) in long-term equity implied volatility

•	An increase (decrease) in interest rate implied volatility

•	An increase (decrease) in equity-interest rate correlations

•	A decrease (increase) in nonperformance risk

•	A decrease (increase) in mortality

•	An increase (decrease) in benefit utilization

•	A decrease (increase) in lapses

Changes in fund correlations may increase or decrease the fair value depending on the direction of the movement and the mix of funds. Changes in partial withdrawals may increase or decrease the fair value depending on the timing and magnitude of withdrawals.

Generally, the following will cause an increase (decrease) in the FIA embedded derivative fair value liability:

•	A decrease (increase) in nonperformance risk

•	A decrease (increase) in lapses

The Company notes the following interrelationships:

•
Higher long-term equity implied volatility is often correlated with lower equity returns, which will result in higher in-the-moneyness, which in turn, results in lower lapses due to the dynamic lapse component reducing the lapses. This increases the projected number of policies that are available to use the GMWBL benefit and may also increase the fair value of the GMWBL.

C-54

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

•	Generally, an increase (decrease) in benefit utilization will decrease (increase) lapses for GMWB and GMWBL.

Other Financial Instruments

The carrying values and estimated fair values of the Company's financial instruments as of the dates indicated:

	December 31, 2014		December 31, 2013
	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Fixed maturities, including securities pledged	$23,277.0	$23,277.0	$22,450.1	$22,450.1
Equity securities, available-for-sale	6.7	6.7	6.1	6.1
Mortgage loans on real estate	2,854.4	2,989.1	2,837.3	2,867.0
Policy loans	87.4	87.4	94.9	94.9
Limited partnerships/corporations	172.9	172.9	133.2	133.2
Cash, cash equivalents, short-term investments and short-term investments under securities loan agreements	1,279.3	1,279.3	1,128.6	1,128.6
Derivatives	891.4	891.4	342.4	342.4
Other investments	49.4	49.4	56.2	56.2
Deposits from affiliates	653.2	693.0	747.2	807.7
Embedded derivative on reinsurance	9.6	9.6	(8.4)	(8.4)
Assets held in separate accounts	38,547.7	38,547.7	42,008.3	42,008.3
Liabilities:
Investment contract liabilities:
Deferred annuities(1)	19,054.6	19,122.0	18,979.6	19,377.2
Funding agreements with fixed maturities and guaranteed investment contracts	961.3	936.2	1,530.5	1,499.3
Supplementary contracts, immediate annuities and other	1,296.7	1,404.5	681.2	682.3
Derivatives:
Annuity product guarantees:
FIA	1,924.4	1,924.4	1,693.5	1,693.5
GMAB/GMWB/GMWBL	1,564.4	1,564.4	901.0	901.0
Other derivatives	340.6	340.6	731.9	731.9
Long-term debt	435.0	545.6	435.0	471.2
Embedded derivative on reinsurance	211.0	211.0	(38.0)	(38.0)
(1) Certain amounts included in Deferred annuities are also reflected within the Annuity product guarantees section of the table above.

The following disclosures are made in accordance with the requirements of ASC Topic 825 which requires disclosure of fair value information about financial instruments, whether or not recognized at fair value on the Balance Sheets, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

ASC Topic 825 excludes certain financial instruments, including insurance contracts and all nonfinancial instruments from its disclosure requirements.  Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

C-55

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments, which are not carried at fair value on the Balance Sheets:

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated on a monthly basis using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings.  Loans with similar characteristics are aggregated for purposes of the calculations. Mortgage loans on real estate are classified as Level 3.

Policy loans: The fair value of policy loans approximates the carrying value of the loans. Policy loans are collateralized by the cash surrender value of the associated insurance contracts and are classified as Level 2.

Limited partnerships/corporations: The fair values for these investments, primarily private equity fund of funds and hedge funds, is based on actual or estimated Net Asset Value ("NAV") information as provided by the investee and are classified as Level 3.

Other investments: FHLB stock is carried at cost and periodically evaluated for impairment based on ultimate recovery of par value and is classified as Level 1.

Deposits from affiliates: Fair value is estimated based on the fair value of the liabilities for the underlying contracts, plus the fair value of the unamortized ceding allowance. The Fair value of the liabilities of the underlying contract is estimated based on the mean present value of stochastically modeled cash flows associated with the contract liabilities taking into account assumptions about contract holder behavior. The stochastic valuation scenario set is consistent with current market parameters and discount is taken using stochastically evolving short risk-free rates plus an adjustment for nonperformance risk. Margins for non-financial risks associated with the contract liabilities are also included. The fair value of the unamortized ceding allowance is based on the projected release ceding allowances and discounted at risk-free rates plus an adjustment for nonperformance risk. These liabilities are classified as Level 3.

Investment contract liabilities:

Deferred annuities: Fair value is estimated as the mean present value of stochastically modeled cash flows associated with the contract liabilities, taking into account assumptions about contract holder behavior. The stochastic valuation scenario set is consistent with current market parameters and discount is taken using stochastically evolving risk-free rates in the scenarios plus an adjustment for nonperformance risk. Margins for non-financial risks associated with the contract liabilities are also included. These liabilities are classified as Level 3.

Funding agreements with fixed maturities and guaranteed investment contracts: Fair value is estimated by discounting cash flows, including associated expenses for maintaining the contracts, at rates, that are risk-free rates plus an adjustment for nonperformance risk. These liabilities are classified as Level 2.

Supplementary contracts and immediate annuities: Fair value is estimated as the mean present value of the single deterministically modeled cash flows associated with the contract liabilities discounted using stochastically evolving short risk-free rates in the scenarios plus an adjustment for nonperformance risk. The valuation is consistent with current market parameters. Margins for non-financial risks associated with the contract liabilities are also included. These liabilities are classified as Level 3.

Long-term debt: Estimated fair value of the Company's notes to affiliates is based upon discounted future cash flows using a discount rate approximating the current market rate, incorporating nonperformance risk and is classified as Level 2.

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses). In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement

C-56

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

of the instruments. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

5.    Deferred Policy Acquisition Costs and Value of Business Acquired

Activity within DAC and VOBA was as follows for the periods indicated.

	DAC	VOBA	Total
Balance at January 1, 2012	$3,326.5	$46.1	$3,372.6
Deferrals of commissions and expenses	107.8	—	107.8
Amortization:
Amortization	(582.0)	(27.5)	(609.5)
Interest accrued(1)	262.7	3.1	265.8
Net amortization included in the Statements of Operations	(319.3)	(24.4)	(343.7)
Change in unrealized capital gains/losses on available-for-sale securities	(146.8)	6.7	(140.1)
Balance at December 31, 2012	2,968.2	28.4	2,996.6
Deferrals of commissions and expenses	99.7	—	99.7
Amortization:
Amortization(2)	(1,681.3)	12.5	(1,668.8)
Interest accrued(1)	143.1	3.3	146.4
Net amortization included in the Statements of Operations	(1,538.2)	15.8	(1,522.4)
Change in unrealized capital gains/losses on available-for-sale securities	742.0	14.4	756.4
Balance at December 31, 2013	2,271.7	58.6	2,330.3
Deferrals of commissions and expenses	118.2	—	118.2
Amortization:
Amortization	24.4	(12.2)	12.2
Interest accrued(1)	100.5	3.3	103.8
Net amortization included in the Statements of Operations	124.9	(8.9)	116.0
Change in unrealized capital gains/losses on available-for-sale securities	(301.9)	(10.6)	(312.5)
Balance at December 31, 2014	$2,212.9	$39.1	$2,252.0
(1) Interest accrued at the following rates for VOBA: 2.0% to 5.8% during 2014, 1.0% to 6.0% during 2013 and 3.0% to 7.0% during 2012.
(2) Includes loss recognition for DAC and VOBA of $305.0 and $1.0, respectively.

The estimated amount of VOBA amortization expense, net of interest, is presented in the following table. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results and/or changes in best estimates of future results.

Year	Amount
2015	$10.0
2016	8.3
2017	7.6
2018	7.8
2019	8.0

C-57

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

6.    Sales Inducements

During the years ended December 31, 2014, 2013 and 2012, the Company capitalized $28.4, $27.4 and $29.8, respectively, of sales inducements. During the years ended December 31, 2014, 2013 and 2012, the Company amortized $(19.3), $(472.0) and $(303.1), respectively, of sales inducements. The unamortized balance of capitalized sales inducements was $431.3 and $482.2 as of December 31, 2014 and 2013, respectively.

7.    Guaranteed Benefit Features

While the Company ceased new sales of retail variable annuity products with substantial guarantee features in early 2010, its currently-sold retail variable annuity contracts with separate account options guarantee the contract owner a return of no less than (i) total deposits made to the contract less any partial withdrawals, (ii) total deposits made to the contract less any partial withdrawals plus a minimum return, or (iii) the highest contract value on a specified date minus any withdrawals. These guarantees include benefits that are payable in the event of death, annuitization or at specified dates.

The Company also offers optional guaranteed withdrawal benefit provisions on its indexed annuity products. This provision guarantees an annual withdrawal amount for life that is calculated as a percentage of the benefit base, which equals premium paid at the time of product issue, and can increase by a rollup percentage (mainly 7% or 6%, depending on versions of the benefit) or annual ratchet. The percentage used to determine the guaranteed annual withdrawal amount may vary by age at first withdrawal and depends on whether the benefit is for a single life, or joint lives.

The Company’s major source of income from guaranteed benefit features is the base contract mortality, expense, and guaranteed death and living benefit rider fees charged to the contract owner, less the costs of administering the product and providing for the guaranteed death and living benefits.

The Company's retail variable annuity contracts offer one or more of the following guaranteed death and living benefits:

Guaranteed Minimum Death Benefits (GMDB)

•	Standard: Guarantees that, upon the death of the individual specified in the policy, the death benefit will be no less than the premiums paid by the customer, adjusted for withdrawals.

•
Ratchet: Guarantees that, upon the death of the individual specified in the policy, the death benefit will be no less than the greater of (1) Standard or (2) the maximum policy anniversary (or quarterly) value of the variable annuity, adjusted for withdrawals.

•
Rollup: Guarantees that, upon the death of the individual specified in the policy, the death benefit will be no less than the aggregate premiums paid by the contract owner, with interest at the contractual rate per annum, adjusted for withdrawals. The Rollup may be subject to a maximum cap on the total benefit.

•	Combo: Guarantees that, upon the death of the individual specified in the policy, the death benefit will be no less than the greater of (1) Ratchet or (2) Rollup.

Guaranteed Minimum Living Benefits

Guaranteed Minimum Income Benefit (GMIB): Guarantees a minimum income payout, exercisable only on a contract anniversary on or after a specified date, in most cases 10 years after purchase of the GMIB rider. The income payout is determined based on contractually established annuity factors multiplied by the benefit base. The benefit base equals the premium paid at the time of product issue and may increase over time based on a number of factors, including a rollup percentage (mainly 7% or 6% depending on the version of the benefit) and ratchet frequency subject to maximum caps which vary by product version (200%, 250% or 300% of initial premium).

C-58

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Guaranteed Minimum Withdrawal Benefit and Guaranteed Minimum Withdrawal Benefit for Life (GMWB/GMWBL): Guarantees an annual withdrawal amount for a specified period of time (GMWB) or life (GMWBL) that is calculated as a percentage of the benefit base that equals premium paid at the time of product issue and may increase over time based on a number of factors, including a rollup percentage (mainly 7%, 6% or 0%, depending on versions of the benefit) and ratchet frequency (primarily annually or quarterly, depending on versions). The percentage used to determine the guaranteed annual withdrawal amount may vary by age at first withdrawal and depends on versions of the benefit. A joint life-time withdrawal benefit option was available to include coverage for spouses. Most versions of the withdrawal benefit included reset and/or step-up features that may increase the guaranteed withdrawal amount in certain conditions. Earlier versions of the withdrawal benefit guarantee that annual withdrawals of up to 7.0% of eligible premiums may be made until eligible premiums previously paid by the contract owner are returned, regardless of account value performance. Asset allocation requirements apply at all times where withdrawals are guaranteed for life.

Guaranteed Minimum Accumulation Benefit (GMAB): Guarantees that the account value will be at least 100% of the eligible premiums paid by the customer after 10 years, adjusted for withdrawals. We offered an alternative design that guaranteed the account value to be at least 200% of the eligible premiums paid by contract owners after 20 years.

The following assumptions and methodology were used to determine the guaranteed reserves for retail variable annuity contracts as of December 31, 2014 and 2013:

Area	Assumptions/Basis for Assumptions
Data used	Based on 1,000 investment performance scenarios.

Mean investment performance
GMDB: The mean investment performance varies by fund group. In general, the Company groups all separate account returns into 6 fund groups and generate stochastic returns for each of these fund groups. The overall mean blended separate account return is 8.1%. The general account fixed portion is a small percentage of the overall total.

GMIB: The overall blended mean is 8.1% based on a single fund group.

GMAB / GMWB / GMWBL: Zero rate curve.

Volatility	GMDB: 15.8% for 2014 and 2013.

GMIB: 15.8% for 2014 and 2013.

GMAB / GMWB / GMWBL: Implied volatilities through the first 5 years and then a blend of implied and historical thereafter.

Mortality	Depending on the type of benefit and gender, the Company uses Annuity 2000 basic table with mortality improvement through 2014, further adjusted for company experience.

Lapse rates	Vary by contract type, share class, time remaining in the surrender charge period and in-the-moneyness.

Discount rates	GMDB / GMIB: 5.5% for 2014 and 2013.

GMAB / GMWB / GMWBL: Zero rate curve plus adjustment for nonperformance risk.

Variable annuity contracts containing guaranteed minimum death and living benefits expose the Company to equity risk. With a decline in the equity markets, the Company has exposure to increasing claims due to the guaranteed minimum benefits. On the other hand, with an increase in the equity markets, the Company's exposure to risks associated with the guaranteed minimum benefits generally decreases. In order to mitigate the risk associated with guaranteed death and living benefits, the Company enters into reinsurance agreements and derivative positions on various public market indices chosen to closely replicate contract owner variable fund returns.

The calculation of the GMDB, GMIB, GMAB, GMWB, and GMWBL liabilities assumes dynamic surrenders and dynamic utilization of the guaranteed living benefit feature.

C-59

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The liabilities for variable annuity contracts containing guaranteed minimum death and living benefits are recorded in separate account liabilities as follows as of December 31, 2014 and 2013. The separate account liabilities may include more than one type of guarantee. These liabilities are subject to the requirements for additional reserve liabilities under ASC Topic 944, which are recorded on the Balance Sheets in Future policy benefits and contract owner account balances. The paid and incurred amounts were as follows for the years ended December 31, 2014, 2013 and 2012:

	GMDB	GMAB/GMWB	GMIB	GMWBL
Separate account liability at December 31, 2014	$38,547.7	$728.9	$13,618.4	$15,444.4

Separate account liability at December 31, 2013	$42,008.3	$878.2	$15,479.8	$16,163.0

Additional liability balance:
Balance at January 1, 2012	$510.3	$114.9	$—	$1,738.1
Incurred guaranteed benefits	94.2	(38.3)	—	(226.3)
Paid guaranteed benefits	(116.5)	(0.6)	—	—
Balance at December 31, 2012	488.0	76.0	—	1,511.8
Incurred guaranteed benefits	(59.8)	(46.8)	—	(1,097.8)
Paid guaranteed benefits	(89.2)	(0.5)	—	—
Balance at December 31, 2013	339.0	28.7	—	414.0
Incurred guaranteed benefits	108.6	4.8	—	631.5
Paid guaranteed benefits	(73.3)	(0.7)	—	—
Balance at December 31, 2014	$374.3	$32.8	$—	$1,045.5

The Company also calculates additional liabilities for FIA contracts with guaranteed withdrawal benefits. The additional liability represents the expected value of these benefits in excess of the projected account balance, and is accreted based on assessments over the accumulation period of the contract. The additional liability for FIA guaranteed withdrawal benefits was $19.7 and $35.1, as of December 31, 2014 and 2013, respectively. The additional liability is recorded in Future policy benefits and contract owner account balances on the Balance Sheets.

The net amount at risk for the GMDB, GMAB and GMWB benefits is equal to the guaranteed value of these benefits in excess of the account values.

The net amount at risk for the GMIB and GMWBL benefits is equal to the excess of the present value of the minimum guaranteed annuity payments available to the contract owner over the current account value.

C-60

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The separate account values, net amount at risk, net of reinsurance, and the weighted average attained age of contract owners by type of minimum guaranteed benefit, were as follows as of the dates indicated.

	In the Event of Death	At Annuitization, Maturity, or Withdrawal
	GMDB	GMAB/GMWB	GMIB	GMWBL
December 31, 2014
Separate account value	$38,547.7	$728.9	$13,618.4	$15,444.4
Net amount at risk, net of reinsurance	$4,982.0	$15.4	$—	$—
Weighted average attained age	70	72	—	—

December 31, 2013
Separate account value	$42,008.3	$878.2	$15,479.8	$16,163.0
Net amount at risk, net of reinsurance	$5,007.1	$18.5	$—	$—
Weighted average attained age	70	70	—	—

The aggregate fair value of equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2014 and 2013 was $38.5 billion and $42.0 billion, respectively.

8.    Reinsurance

At December 31, 2014, the Company had reinsurance treaties with 14 unaffiliated reinsurers covering a portion of the mortality risks and guaranteed death and living benefits under its life and annuity contracts. The Company, as cedant, also has reinsurance treaties with two affiliates, SLD and SLDI, related to GICs, fixed annuities, variable annuities and universal life insurance policies. In addition, the Company assumed reinsurance risk under reinsurance treaties with its affiliates, ReliaStar Life Insurance Company ("RLI") and SLD related to certain life insurance policies and employee benefit group annual term policies. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements. Furthermore, the Company has agreements with SLD which are accounted for using the deposit method. For additional information regarding these transactions with affiliates, see the Related Party Transactions Note for further detail.

Deposits and reinsurance recoverable was comprised of the following as of the dates indicated:

	December 31,
	2014	2013
Claims recoverable from reinsurers	$8.7	$10.8
Reinsurance reserves ceded (1)	3,748.0	2,524.3
Deposits (1)	806.7	974.4
Reinsurance receivable, net (1)	396.3	421.1
Other	9.3	11.0
Total	$4,969.0	$3,941.6
(1) Includes amounts with affiliates - refer to the Related Party Transactions Note for further detail.

C-61

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the effect of reinsurance on Premiums for the periods indicated:

	December 31,
	2014	2013	2012
Premiums:
Direct premiums	$634.2	$95.2	$16.3
Reinsurance assumed (1)	407.7	454.9	480.3
Reinsurance ceded (1)	(504.1)	(113.8)	(37.6)
Net premiums	$537.8	$436.3	$459.0
(1) Includes amounts with affiliates - refer to the Related Party Transactions Note for further detail.

9.    Capital Contributions, Dividends and Statutory Information

Iowa insurance law imposes restrictions on an Iowa insurance company's ability to pay dividends to its parent. These restrictions are based in part on the prior year's statutory income and surplus. In general, dividends up to specified levels are considered ordinary and may be paid without prior approval. Dividends in larger amounts, or extraordinary dividends, are subject to approval by the Iowa Insurance Commission.

Under Iowa law, an extraordinary dividend or distribution is defined as a dividend or distribution that, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (1) ten percent (10.0%) of the Company's earned statutory surplus at the prior year end or (2) the Company's prior year statutory net gain from operations. Iowa law also prohibits an Iowa insurer from declaring or paying a dividend except out of its earned surplus unless prior insurance regulatory approval is obtained.

During the year ended December 31, 2014, the Company declared an ordinary dividend in the amount of $216.0, which was paid on May 19, 2014. During the year ended December 31, 2013 following receipt of required approval from the Iowa Insurance Division (the "Division") and consummation of the IPO of Voya Financial, Inc., the Company paid an extraordinary return of capital distribution of $230.0 to its Parent.

During the years ended December 31, 2014, and 2013, the Company did not receive any capital contributions from its Parent.

The Company is subject to minimum risk-based capital ("RBC") requirements established by the Division. The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital ("TAC"), as defined by the National Association of Insurance Commissioners ("NAIC"), to authorized control level RBC, as defined by the NAIC. The Company exceeded the minimum RBC requirements that would require any regulatory or corrective action for all periods presented herein.

On May 8, 2013, the Company reset, on a one-time basis, its negative unassigned funds account as of December 31, 2012 (as reported in its 2012 statutory annual statement) to zero (with an offsetting reduction in gross paid-in capital and contributed surplus). The reset was made pursuant to a permitted practice in accordance with statutory accounting practices granted by the Division. This permitted practice had no impact on total capital and surplus of the Company and was reflected in the Company's second quarter 2013 statutory financial statements.

The Company is required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Division. Such statutory accounting practices primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities and contract owner account balances using different actuarial assumptions as well as valuing investments and certain assets and accounting for deferred taxes on a different basis. Certain assets that are not admitted under statutory accounting principles are charged directly to surplus. Depending on the regulations of the Division, the entire amount or a portion of an insurance company's asset balance can be non-admitted depending on specific rules regarding admissibility. The most significant non-admitted assets of the Company are typically deferred tax assets.

C-62

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Statutory net income (loss) was $335.6, $(55.8) and $(9.1), for the years ended December 31, 2014, 2013 and 2012, respectively. Statutory capital and surplus was $2.1 billion and $1.9 billion as of December 31, 2014 and 2013, respectively.

10.     Accumulated Other Comprehensive Income (Loss)

Shareholder's equity included the following components of AOCI as of the dates indicated:

	December 31,
	2014	2013	2012
Fixed maturities, net of OTTI	$1,388.5	$827.5	$2,004.5
Equity securities, available-for-sale	3.6	2.3	3.4
Derivatives	7.6	0.4	(0.7)
DAC/VOBA and Sales inducements adjustments on available-for-sale securities	(714.0)	(341.5)	(1,283.3)
Other	(35.5)	(35.3)	(35.4)
Unrealized capital gains (losses), before tax	650.2	453.4	688.5
Deferred income tax asset (liability)	(42.0)	26.9	(55.3)
Unrealized capital gains (losses), after tax	608.2	480.3	633.2
Pension and other postretirement benefits liability, net of tax	0.8	0.9	1.0
AOCI	$609.0	$481.2	$634.2

C-63

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Changes in AOCI, including the reclassification adjustments recognized in the Statements of Operations, were as follows for the periods indicated:

	Year Ended December 31, 2014
	Before-Tax Amount		Income Tax	After-Tax Amount
Available-for-sale securities:
Fixed maturities	$538.0		$(188.4)	$349.6
Equity securities	1.3		(0.5)	0.8
Other	(0.2)		0.1	(0.1)
OTTI	16.7		(5.8)	10.9
Adjustments for amounts recognized in Net realized capital gains (losses) in the Statements of Operations	6.3		(2.2)	4.1
DAC/VOBA and Sales inducements	(372.5)	(1)	130.4	(242.1)
Change in unrealized gains/losses on available-for-sale securities	189.6		(66.4)	123.2

Derivatives:
Derivatives	7.2	(2)	(2.5)	4.7
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Statements of Operations	—		—	—
Change in unrealized gains/losses on derivatives	7.2		(2.5)	4.7

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Statements of Operations	(0.2)	(3)	0.1	(0.1)
Change in pension and other postretirement benefits liability	(0.2)		0.1	(0.1)
Change in Other comprehensive income (loss)	$196.6		$(68.8)	$127.8
(1) See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Financial Statements for additional information.
(2) See the Derivative Financial Instruments Note to these Financial Statements for additional information.
(3) See the Benefit Plans Note to these Financial Statements for amounts reported in Net Periodic (Benefit) Costs.

C-64

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	Year Ended December 31, 2013
	Before-Tax Amount		Income Tax		After-Tax Amount
Available-for-sale securities:
Fixed maturities	$(1,186.1)		$415.0		$(771.1)
Equity securities	(1.1)		0.4		(0.7)
Other	0.1		—	*	0.1
OTTI	17.7		(6.2)		11.5
Adjustments for amounts recognized in Net realized capital gains (losses) in the Statements of Operations	(8.6)		3.0		(5.6)
DAC/VOBA and Sales inducements	941.8	(1)	(329.6)		612.2
Change in unrealized gains/losses on available-for-sale securities	(236.2)		82.6		(153.6)

Derivatives:
Derivatives	1.1	(2)	(0.4)		0.7
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Statements of Operations	—		—		—
Change in unrealized gains/losses on derivatives	1.1		(0.4)		0.7

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Statements of Operations	(0.2)	(3)	0.1		(0.1)
Change in pension and other postretirement benefits liability	(0.2)		0.1		(0.1)
Change in Other comprehensive income (loss)	$(235.3)		$82.3		$(153.0)
* Less than $0.1.
(1) See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Financial Statements for additional information.
(2) See the Derivative Financial Instruments Note to these Financial Statements for additional information.
(3) See the Benefit Plans Note to these Financial Statements for amounts reported in Net Periodic (Benefit) Costs.

C-65

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	Year Ended December 31, 2012
	Before-Tax Amount		Income Tax		After-Tax Amount
Available-for-sale securities:
Fixed maturities	$808.3		$(236.4)	(4)	$571.9
Equity securities	2.4		(0.8)		1.6
Other	0.3		(0.1)		0.2
OTTI	12.7		(4.5)		8.2
Adjustments for amounts recognized in Net realized capital gains (losses) in the Statements of Operations	(147.6)		51.7		(95.9)
DAC/VOBA and Sales inducements	(149.2)	(1)	52.2		(97.0)
Change in unrealized gains/losses on available-for-sale securities	526.9		(137.9)		389.0

Derivatives:
Derivatives	0.4	(2)	(0.1)		0.3
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Statements of Operations	—		—		—
Change in unrealized gains/losses on derivatives	0.4		(0.1)		0.3

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Statements of Operations	(0.2)	(3)	—		(0.2)
Change in pension and other postretirement benefits liability	(0.2)		—		(0.2)
Change in Other comprehensive income (loss)	$527.1		$(138.0)		$389.1
(1) See Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Financial Statements for additional information.
(2) See Derivative Financial Instruments Note to these Financial Statements for additional information.
(3) See Benefit Plans Note to these Financial Statements for amounts reported in Net Periodic (Benefit) Costs.
(4) Amount includes $39.7 valuation allowance. See Income Taxes Note to these Financial Statements for additional information.

11.    Income Taxes

Income tax expense (benefit) consisted of the following for the periods indicated:

	Year Ended December 31,
	2014	2013	2012
Current tax expense (benefit):
Federal	$69.9	$187.4	$266.6
Total current tax expense (benefit)	69.9	187.4	266.6
Deferred tax expense (benefit):
Federal	27.4	(1.9)	(84.3)
Total deferred tax expense (benefit)	27.4	(1.9)	(84.3)
Total income tax expense (benefit)	$97.3	$185.5	$182.3

C-66

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Income taxes were different from the amount computed by applying the federal income tax rate to Income (loss) before income taxes for the following reasons for the periods indicated:

	Year Ended December 31,
	2014	2013	2012
Income (loss) before income taxes	$72.4	$168.6	$5.3
Tax rate	35.0%	35.0%	35.0%
Income tax expense (benefit) at federal statutory rate	25.3	59.0	1.9
Tax effect of:
Dividends received deduction	(58.6)	(84.0)	(72.9)
Valuation allowance	125.8	203.6	247.9
Audit settlements	2.8	—	(0.1)
Tax credits	2.0	(0.4)	(2.0)
Prior year tax	—	7.2	6.9
Non-deductible expense (benefit)	0.2	—	—
Other	(0.2)	0.1	0.6
Income tax expense (benefit)	$97.3	$185.5	$182.3

Temporary Differences

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities as of the dates indicated, are presented below.

	Year Ended December 31,
	2014	2013
Deferred tax assets
Insurance reserves	$774.9	$493.6
Investments	997.7	1,033.1
Compensation and benefits	48.1	44.8
Other assets	24.2	86.8
Total gross assets before valuation allowance	1,844.9	1,658.3
Less: Valuation allowance	549.7	423.9
Assets, net of valuation allowance	1,295.2	1,234.4

Deferred tax liabilities
Deferred policy acquisition costs	(862.6)	(884.7)
Net unrealized investment (gains) losses	(477.5)	(278.2)
Other liabilities	—	(20.2)
Total gross liabilities	(1,340.1)	(1,183.1)
Net deferred income tax asset (liability)	$(44.9)	$51.3

Valuation allowances are provided when it is considered unlikely that deferred tax assets will be realized. As of December 31, 2014 and 2013, the Company had total valuation allowances of $549.7 and $423.9, respectively. As of December 31, 2014 and 2013, $735.4 and $609.6, respectively, of these valuation allowances were allocated to continuing operations, and $(185.7) of these valuation allowances were allocated to Other comprehensive income (loss) related to realized and unrealized capital losses.

C-67

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

For the years ended December 31, 2014, 2013 and 2012, there were total increases in the valuation allowance of $125.8, $203.6 and $208.2, respectively. In 2014, 2013 and 2012, there were increases of $125.8, $203.6 and $247.9, respectively, in the valuation allowance that were allocated to continuing operations. In 2014 and 2013, there were no changes in the valuation allowance allocated to Other comprehensive income. In 2012, there was a (decrease) of $(39.7), that was allocated to Other comprehensive income.

Tax Sharing Agreement

The Company had a payable to Voya Financial, Inc. of $2.1 as of December 31, 2014 and a receivable from Voya Financial, Inc. of $22.6 as of December 31, 2013, for federal income taxes under the intercompany tax sharing agreement.

The results of the Company's operations are included in the consolidated tax return of Voya Financial, Inc. Generally, the Company's financial statements recognize the current and deferred income tax consequences that result from the Company's activities during the current and preceding periods pursuant to the provisions of Income Taxes (ASC Topic 740) as if the Company were a separate taxpayer rather than a member of Voya Financial, Inc.'s consolidated income tax return group with the exception of any net operating loss carryforwards and capital loss carryforwards, which are recorded pursuant to the tax sharing agreement. Under the tax sharing agreement, Voya Financial, Inc. will pay the Company for the tax benefits of ordinary and capital losses only in the event that the consolidated tax group actually uses the tax benefit of losses generated.

Unrecognized Tax Benefits

Reconciliations of the change in the unrecognized income tax benefits for the periods indicated are as follows:

	Year Ended December 31,
	2014	2013	2012
Balance at beginning of period	$2.7	$2.7	$2.7
Additions for tax positions related to prior years	2.8	—	—
Balance at end of period	$5.5	$2.7	$2.7

The Company had $5.5, $2.7 and $2.7, respectively, of unrecognized tax benefits as of December 31, 2014, 2013 and 2012, which would affect the Company's effective tax rate if recognized.

Interest and Penalties

The Company recognizes accrued interest and penalties, if applicable, related to unrecognized tax benefits in tax expense net of federal income tax. The Company had no accrued interest as of December 31, 2014 and 2013.

Tax Regulatory Matters

During April 2014, the Internal Revenue Service ("IRS") completed its examination of Voya Financial, Inc.'s consolidated return (including the Company) through tax year 2012. The 2012 audit settlement did not have a material impact on the Company. Voya Financial, Inc. (including the Company) is currently under audit by the IRS, and it is expected that the examination of tax year 2013 will be finalized within the next twelve months. Voya Financial, Inc. and the IRS have agreed to participate in the Compliance Assurance Process for the tax years 2013 through 2015.

The IRS issued a Directive dated July 17, 2014 that it should not challenge the qualification of certain hedges and should not challenge certain tax accounting methods. The Company does not expect this Directive to have a material impact on the Company.

The timing of the payment (if any) of the unrecognized tax benefit of $5.5 cannot be reliably estimated.

C-68

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

12.    Benefit Plans

Defined Benefit Plan

Voya Services Company (formerly ING North America Insurance Corporation) sponsors the Voya Retirement Plan (the "Retirement Plan"). Substantially all employees of Voya Services Company and its affiliates (excluding certain employees) are eligible to participate, including the Company's employees.

Effective September 8, 2014, a plan amendment was approved changing the Plan's name from the ING U.S. Retirement Plan to the Voya Retirement Plan. The Retirement Plan is a tax qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). Beginning January 1, 2012, the Retirement Plan adopted a cash balance pension formula instead of a final average pay ("FAP") formula, allowing all eligible employees to participate in the Retirement Plan. Participants will earn an annual credit equal to 4% of eligible compensation. Interest is credited monthly based on a 30-year U.S. Treasury securities bond rate published by the Internal Revenue Service in the preceding August of each year. The accrued vested cash pension balance benefit is portable; participants can take it if they leave the Company. For participants in the Retirement Plan as of December 31, 2011, there was a two-year transition period from the Retirement Plan’s current FAP formula to the cash balance pension formula which ended December 31, 2013.

The costs allocated to the Company for its employees' participation in the Retirement Plan were $2.1, $2.3 and $7.7, for the years ended December 31, 2014, 2013 and 2012, respectively, and are included in Operating expenses in the Statements of Operations.

Defined Contribution Plan

Voya Services Company sponsors the Voya Savings Plan and ESOP (the "Savings Plan"). Substantially all employees of Voya Services Company and its affiliates (excluding certain employees) are eligible to participate, including the Company's employees other than Company agents. The Savings Plan is a tax qualified defined contribution and stock bonus plan, which includes an employee stock ownership plan component. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pretax basis. Voya Services Company matches such pre-tax contributions, up to a maximum of 6.0% of eligible compensation, subject to IRS limits. Matching contributions are subject to a 4-year graded vesting schedule. Contributions made to the Savings Plan are subject to certain limits imposed by applicable law. The cost allocated to the Company for the Savings Plan were $3.3, $3.6 and $3.2, for the years ended December 31, 2014, 2013 and 2012, respectively, and are included in Operating expenses in the Statements of Operations.

Non-Qualified Retirement Plans

Effective December 31, 2001, the Company, in conjunction with Voya Services Company, offers certain eligible employees (other than Career Agents) a Supplemental Executive Retirement Plan and an Excess Plan (collectively, the "SERPs"). Benefits under the SERPs are determined based on an eligible employee's years of service and average annual compensation for the highest five years during the last ten years of employment.

Effective January 1, 2012, the Supplemental Executive Retirement Plan was amended to coordinate with the amendment of the Retirement Plan from its current final average pay formula to a cash balance formula.

The SERPs are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the Company. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

C-69

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Obligations and Funded Status

The following table summarizes the benefit obligations for the SERPs as of December 31, 2014 and 2013:

	Year Ended December 31,
	2014	2013
Change in benefit obligation:
Benefit obligation, January 1	$19.9	$24.9
Interest cost	1.0	0.9
Benefits paid	(1.3)	(1.3)
Actuarial (gains) losses on obligation	3.9	(4.6)
Benefit obligation, December 31	$23.5	$19.9

Amounts recognized on the Balance Sheets in Other liabilities and in AOCI were as follows as of December 31, 2014 and 2013:

	December 31,
	2014	2013
Accrued benefit cost	$(23.5)	$(19.9)
Accumulated other comprehensive income (loss):
Prior service cost (credit)	(0.2)	(0.2)
Net amount recognized	$(23.7)	$(20.1)

Assumptions

The weighted-average assumptions used in the measurement of the December 31, 2014 and 2013, benefit obligation for the SERPs were as follows:

	December 31,
	2014	2013
Discount rate	4.36%	4.95%
Rate of compensation increase	4.00%	4.00%

In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries, including a discounted cash flow analysis of the Company's pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of the SERP. Based upon all available information, it was determined that 4.36% was the appropriate discount rate as of December 31, 2014, to calculate the Company's accrued benefit liability.

The weighted-average assumptions used in calculating the net pension cost were as follows:

	2014	2013	2012
Discount rate	4.95%	4.05%	4.75%
Rate of compensation increase	4.00%	4.00%	4.00%

Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

C-70

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs were as follows for the years ended December 31, 2014, 2013 and 2012:

	Year Ended December 31,
	2014	2013	2012
Interest cost	$1.0	$0.9	$1.2
Amortization of prior service cost (credit)	—	—	(0.1)
Net (gain) loss recognition	3.9	(4.6)	(0.2)
Net periodic (benefit) cost	$4.9	$(3.7)	$0.9

Cash Flows

In 2015, the Company is expected to contribute $1.1 to the SERPs. Future expected benefit payments related to the SERPs for the years ended December 31, 2015 through 2019, and thereafter through 2024, are estimated to be $1.1, $1.2, $1.1, $1.2, $1.2 and $6.5, respectively.

Share Based Compensation Plans

Certain employees of the Company participate in the 2013 and 2014 Omnibus Employee Incentive Plans ("the Omnibus Plans") sponsored by Voya Financial, Inc., with respect to awards granted in 2013 and 2014. Certain employees also participate in various ING Group share-based compensation plans with respect to awards granted prior to 2013. Upon closing of the IPO, certain awards granted by ING Group that, upon vesting, would have been issuable in the form of American Depository Receipts ("ADRs") of ING Group were converted into performance shares or restricted stock units ("RSUs") under the Omnibus Plans, that upon vesting, will be issuable in Voya Financial, Inc. common stock.

The Company was allocated compensation expense from ING Group and Voya Financial, Inc. of $14.4, $9.7 and $6.8, for the years ended December 31, 2014, 2013 and 2012, respectively.

The Company recognized tax benefits/(expenses) of $5.1, $1.2 and $(3.0) in December 31, 2014, 2013 and 2012, respectively. Excess tax benefits are recognized in Additional paid-in capital and are accounted for in a single pool available to all share-based compensation awards. Excess tax benefits in Additional paid-in capital are not recognized until the benefits result in a reduction in taxes payable. The Company uses tax law ordering when determining when excess tax benefits have been realized.

Other Benefit Plans

In addition to providing retirement plan benefits, the Company, in conjunction with Voya Services Company, provides certain supplemental retirement benefits to eligible employees and health care and life insurance benefits to retired employees and other eligible dependents. The supplemental retirement plan includes a non-qualified defined benefit pension plan and a non-qualified defined contribution plan, which means all benefits are payable from the general assets of the Company. The postretirement health care plan is contributory, with retiree contribution levels adjusted annually and the Company subsidizes a portion of the monthly per-participant premium. Beginning August 1, 2009, the Company moved from self-insuring its supplemental health care costs and began to use a private-fee-for-service Medicare Advantage program for post-Medicare eligible retired participants. In addition, effective October 1, 2009, the Company no longer subsidizes medical premium costs for early retirees. This change does not impact any participant currently retired and receiving coverage under the plan or any employee who is eligible for coverage under the plan and whose employment ended before October 1, 2009. The Company continues to offer access to medical coverage until retirees become eligible for Medicare. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage. The Voya Financial, Inc. Deferred Compensation Savings Plan is a non-qualified deferred compensation plan that includes a 401(k) excess component. The benefits charges allocated to the Company related to all of these plans for the years ended December 31, 2014, 2013 and 2012, were $3.6, $3.8 and $3.5, respectively.

C-71

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

13.    Commitments and Contingencies

Leases

The Company leases its office space and certain equipment under operating leases, the longest term of which expires in 2017.

For the years ended December 31, 2014, 2013 and 2012, rent expense for leases was $7.1, $6.8 and $6.9, respectively. The future net minimum payments under non-cancellable leases for the years ended December 31, 2015 through 2017 are estimated to be $7.2, $6.6 and $5.3, respectively, and none thereafter, totaling $19.1. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the Company were paid for by an affiliate and allocated to the Company.

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, mortgage loans, or money market instruments, at a specified future date and at a specified price or yield.  The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments.

As of December 31, 2014 and 2013, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $214.1 and $252.7, respectively.

Federal Home Loan Bank Funding

The Company is a member of the FHLB of Des Moines and is required to maintain collateral to back funding agreements issued to the FHLB. As of December 31, 2014 and 2013, the Company had $950.1 and $1,090.2, respectively, in non-putable funding agreements, including accrued interest, issued to the FHLB. These non-putable funding agreements are included in Future policy benefits and contract owner account balances on the Balance Sheets. As of December 31, 2014 and 2013, assets with a market value of $1,119.8 and $1,266.8, respectively, collateralized the funding agreements to the FHLB. Assets pledged to the FHLB are included in Fixed maturities, available-for-sale, on the Balance Sheets.

Restricted Assets

The Company is required to maintain assets on deposit with various regulatory authorities to support its insurance operations. The Company may also post collateral in connection with certain securities lending, repurchase agreements, funding agreement, letter of credit ("LOC") and derivative transactions as described further in this note. The components of the fair value of the restricted assets were as follows as of the dates indicated:

	December 31,
	2014	2013
Fixed maturity collateral pledged to FHLB	$1,119.8	$1,266.8
FHLB restricted stock(1)	48.0	53.6
Other fixed maturities-state deposits	11.4	11.3
Securities pledged(2)	626.8	959.2
Total restricted assets	$1,806.0	$2,290.9
(1) Reported in Other investments on the Balance Sheets.
(2) Includes the fair value of loaned securities of $121.2 and $128.5 as of December 31, 2014 and 2013, respectively, which is included in Securities pledged on the Balance Sheets. In addition, as of December 31, 2014 and 2013, the Company delivered securities as collateral of $505.6 and $830.7, respectively, which was included in Securities pledged on the Balance Sheets.

C-72

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Litigation and Regulatory Matters

The Company is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek or they may be required only to state an amount sufficient to meet a court's jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonable possible verdict. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim often bears little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including negligence, breach of contract, fraud, violation of regulation or statute, breach of fiduciary duty, negligent misrepresentation, failure to supervise, elder abuse and other torts.

As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters. Regulatory investigations, exams, inquiries and audits could result in regulatory action against the Company. The potential outcome of such action is difficult to predict but could subject the Company to adverse consequences, including, but not limited to, settlement payments, additional payments to beneficiaries and additional escheatment of funds deemed abandoned under state laws. They may also result in fines and penalties and changes to the Company's procedures for the identification and escheatment of abandoned property or the correction of processing errors and other financial liability.

The outcome of a litigation or regulatory matter and the amount or range of potential loss is difficult to forecast and estimating potential losses requires significant management judgment. It is not possible to predict the ultimate outcome or to provide reasonably possible losses or ranges of losses for all pending regulatory matters and litigation. While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known, management believes that the outcome of pending litigation and regulatory matters is not likely to have such an effect. However, given the large and indeterminate amounts sought and the inherent unpredictability of such matters, it is possible that an adverse outcome in certain of the Company's litigation or regulatory matters could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required. This paragraph contains an estimate of reasonably possible losses above any amounts accrued. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued, the estimate reflects the reasonably possible range of loss in excess of the accrued amounts. For matters for which a reasonably possible (but not probable) range of loss exists, the estimate reflects the reasonably possible and unaccrued loss or range of loss. As of December 31, 2014, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters, as of such date, is not material to the Company.

For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and regulatory contingencies and updates the Company's accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

C-73

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

14.     Related Party Transactions

Operating Agreements

The Company has certain agreements whereby it generates revenues and incurs expenses with affiliated entities. The agreements are as follows:

•
Underwriting and distribution agreement with Directed Services LLC ("DSL") (successor by merger to Directed Services, Inc.), an affiliated broker-dealer, whereby DSL serves as the principal underwriter for variable insurance products issued by the Company. DSL is authorized to enter into agreements with broker-dealers to distribute the Company's variable products and appoint representatives of the broker-dealers as agents. For the years ended December 31, 2014, 2013 and 2012, commissions were incurred in the amounts of $217.0, 218.4 and $208.0, respectively.

•
Asset management agreement with Voya Investment Management LLC ("VIM") (formerly, ING Investment Management LLC), an affiliate, in which VIM provides asset management, administration and accounting services for VIAC's general account. The Company records a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2014, 2013 and 2012, expenses were incurred in the amounts of $48.1, $50.0 and $50.3, respectively.

•
Intercompany agreement with DSL pursuant to which DSL agreed, effective January 1, 2010, to pay the Company, on a monthly basis, a portion of the revenues DSL earns as investment adviser to certain U.S. registered investment companies that are investment options under certain of the Company's variable insurance products. For the years ended December 31, 2014, 2013 and 2012, revenue under the DSL intercompany agreement was $139.9, $147.4 and $141.1, respectively.

•
Intercompany agreement with VIM pursuant to which VIM agreed, effective January 1, 2010, to pay the Company, on a monthly basis, a portion of the revenues VIM earns as investment adviser to certain U.S. registered investment companies that are investment options under certain of the Company's variable insurance products. For the years ended December 31, 2014, 2013 and 2012, revenue under the VIM intercompany agreement was $41.8, $34.7 and $33.8, respectively.

•
Services agreements with Voya Services Company dated September 1, 2000 and January 1, 2001, respectively, for administrative, management, financial, information technology and finance and treasury services. For the years ended December 31, 2014, 2013 and 2012, expenses were incurred in the amounts of $106.9, $101.9 and $109.3, respectively. Effective October 1, 2010, the services agreement with Voya Services Company dated January 1, 2001, was amended in order for the Company to provide Voya Services Company with use of the corporate office facility at 5780 Powers Ferry Road, N.W., Atlanta, GA (the "Atlanta Office") in exchange for Voya Services Company's payment of the Company's direct and indirect costs for the Atlanta Office.

•
Services agreement between the Company and its U.S. insurance company affiliates dated January 1, 2001, amended effective January 1, 2002 and December 31, 2007, for administrative, management, professional, advisory, consulting and other services. For the years ended December 31, 2014, 2013 and 2012, expenses related to the agreements were incurred in the amount of $13.2, $12.1 and $16.4, respectively.

•
Administrative Services Agreement between the Company, ReliaStar Life Insurance Company of New York ("RLNY"), an affiliate and other U.S. insurance company affiliates dated March 1, 2003, amended effective August 1, 2004, in which the Company and affiliates provide services to RLNY. For the years ended December 31, 2014, 2013 and 2012, revenue related to the agreement was $2.3, $2.2 and $3.3, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company's expense and cost allocation methods. Revenues and expenses recorded as a result of transactions and agreements with affiliates may not be the same as those incurred if the Company was not a wholly owned subsidiary of its Parent.

C-74

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Reinsurance Agreements

Reinsurance Ceded

As of December 31, 2014 and 2013, total reserves ceded to affiliates were $3,684.4 and $2,455.6, respectively. For the years ended December 31, 2014, 2013 and 2012, premiums ceded to affiliates were $502.5, $112.2 and $36.1, respectively.

Waiver of Premium - Coinsurance Funds Withheld

Effective October 1, 2010, the Company entered into a coinsurance funds withheld agreement with its affiliate, SLDI. Under the terms of the agreement, the Company ceded to SLDI 100% of the group life waiver of premium liability (except for groups covered under rate credit agreements) assumed from RLI, related to the Group Annual Term Coinsurance Funds Withheld agreement between the Company and RLI described under "Reinsurance Assumed" below.

Upon inception of the agreement, the Company paid SLDI a premium of $245.6. At the same time, the Company established a funds withheld liability for $188.5 to SLDI and SLDI purchased a $65.0 LOC to support the ceded Statutory reserves of $245.6. In addition, the Company recognized a gain of $17.9 based on the difference between the premium paid and the ceded U.S. GAAP reserves of $227.7, which offsets the $57.1 ceding allowance paid by SLDI. The ceding allowance will be amortized over the life of the business.

As of December 31, 2014 and 2013, the value of the funds withheld liability under this agreement was $180.4 and $190.9, respectively, which is included in Funds held under reinsurance treaties with affiliates on the Balance Sheets. In addition, as of December 31, 2014 and 2013, the Company had an embedded derivative under this agreement with a value of $3.6 and $(3.3), respectively, which is recorded in Funds held under reinsurance treaties with affiliates on the Balance Sheets. As of December 31, 2014 and 2013, reserves ceded by the Company under this agreement were $216.7 and $230.9, respectively.

Guaranteed Living Benefit - Coinsurance and Coinsurance Funds Withheld

Effective June 30, 2008, the Company entered into an automatic reinsurance agreement with an affiliate, SLDI, covering 100% of the benefits guaranteed under specific variable annuity guaranteed living benefit riders attached to certain variable annuity contracts issued by the Company on or after January 1, 2000.

Also effective June 30, 2008, the Company entered into a services agreement with SLDI, under which the Company provides certain actuarial risk modeling consulting services to SLDI with respect to hedge positions undertaken by SLDI in connection with the reinsurance agreement. For the years ended December 31, 2014 and 2013, revenue related to the agreement was $12.3 for each year. For the year ended December 31, 2012, revenue related to the agreement was $12.0.

Effective July 1, 2009, the reinsurance agreement was amended and restated to change the reinsurance basis from coinsurance to a combined coinsurance and coinsurance funds withheld basis. On July 31, 2009, SLDI transferred assets with a market value of $3.2 billion to the Company and the Company deposited those assets into a funds withheld trust account.  As of December 31, 2014 and 2013, the assets on deposit in the trust account were $5.5 billion and $3.5 billion, respectively. The Company also established a corresponding funds withheld liability to SLDI, which is included in Funds held under reinsurance treaties with affiliates on the Balance Sheets. Funds held under reinsurance treaties with affiliates had a balance of $5.3 billion as of December 31, 2014 and $3.6 billion as of December 31, 2013. In addition, as of December 31, 2014 and 2013, the Company had an embedded derivative with a value of $207.4 and $(34.7), respectively, which is recorded in Funds held under reinsurance treaties with affiliates on the Balance Sheets.

Also effective July 1, 2009, the Company and SLDI entered into an asset management services agreement, under which SLDI serves as asset manager for the funds withheld account. SLDI has retained its affiliate, VIM, as sub-advisor for the funds withheld account.

Effective October 1, 2011, the Company and SLDI entered into an amended and restated automatic reinsurance agreement in order to provide more flexibility to the Company and SLDI with respect to the collateralization of the reserves related to the variable annuity guaranteed living benefits reinsured under the agreement. As of December 31, 2014 and 2013, reserves ceded by the

C-75

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Company under this agreement were $3.4 billion and $2.2 billion, respectively. In addition, a deferred loss in the amount of $308.1 and $315.7 as of December 31, 2014 and 2013, respectively, is included in Other assets on the Balance Sheets and is amortized over the period of benefit in Other expenses in the Statement of Operations.

On May 8, 2013, following the Voya Financial, Inc. IPO, Voya Financial, Inc. made a capital contribution in the amount of $1.8 billion into SLDI, which SLDI deposited into the funds withheld trust account established to provide collateral for the variable annuity guaranteed living benefit riders ceded to SLDI under the amended and restated automatic reinsurance agreement. Upon deposit of such contributed capital into the funds withheld trust, the Company submitted to ING Bank N.V. ("ING Bank") $1.5 billion of contingent capital LOC issued by ING Bank under the $1.5 billion contingent capital LOC facility between ING Bank and SLDI, and the contingent capital LOCs were canceled and the facility was terminated.

Multi-year Guaranteed Fixed Annuity - Coinsurance

Effective May 1, 2005, the Company entered into a coinsurance agreement with its affiliate, SLD. Under the terms of the agreement, SLD assumed and accepted the responsibility for paying, when due, 100% of the liabilities arising under the multi-year guaranteed fixed annuity contracts issued by the Company between January 1, 2001 and December 31, 2003. In addition, the Company assigned to SLD all future premiums received by the Company attributable to the ceded contracts.

Under the terms of the agreement, the Company ceded $2.5 billion in account balances and transferred a ceding commission and $2.7 billion in assets to SLD, resulting in a realized capital gain of $47.9 to the Company, which reduced the ceding commission.

The coinsurance agreement is accounted for using the deposit method. As such, $2.7 billion of Deposit receivable from affiliate was established on the Balance Sheets. As of December 31, 2014 and 2013, the deposit receivable was $653.2 and $747.2, respectively, and is adjusted over the life of the agreement based on cash settlements and the experience of the contracts, as well as for amortization of the ceding commission. The Company incurred amortization expense of the negative ceding commission of $6.6, $4.8 and $10.8, for the years ended December 31, 2014, 2013 and 2012, respectively, which is recorded in Other expenses in the Statements of Operations.

Universal Life - Coinsurance

Effective January 1, 2000, the Company entered into a 100% coinsurance agreement with its affiliate, SLD, covering certain universal life policies which had been issued and in force as of, as well as any such policies issued after, the effective date of the agreement. As of December 31, 2014 and 2013, reserves ceded by the Company under this agreement were $20.0 and $19.4, respectively.

Guaranteed Investment Contract - Coinsurance

Effective August 20, 1999, the Company entered into a Facultative Coinsurance Agreement with its affiliate, SLD. Under the terms of the agreement, the Company facultatively cedes, from time to time, certain GICs to SLD on a 100% coinsurance basis. The Company utilizes this reinsurance facility primarily for diversification and asset-liability management purposes in connection with this business. The coinsurance agreement is accounted for using the deposit method. As of December 31, 2014 and 2013, the deposit receivable was $153.5 and $227.2, respectively.

Reinsurance Assumed

As of December 31, 2014 and 2013, total reserves assumed from affiliates were $439.1 and $454.7, respectively. For the years ended December 31, 2014, 2013 and 2012, premiums assumed from affiliates were $407.7, $454.9 and $480.3, respectively.

Level Premium Term Life Insurance - Stop-loss

Effective October 1, 2010, the Company entered into a stop-loss agreement with its affiliate, RLI under which the Company agreed to indemnify and reinsure RLI for the aggregate mortality risk under certain level premium term life insurance policies issued by RLI between January 1, 2009 and December 31, 2009 and certain level premium term life insurance policies assumed by RLI from RLNY under an Automatic Coinsurance Agreement effective March 1, 2008. Under the terms of the agreement, the Company

C-76

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

will make benefit payments to RLI equal to the amount of claims in excess of the attachment point (equal to a percentage of net reinsurance premium) up to the maximum fully covered benefit. Effective April 1, 2012, the agreement was recaptured by RLI and terminated, and there was no consideration received by the Company upon such recapture and termination.

Effective January 1, 2012, the Company entered into a stop-loss agreement with RLI, which was amended and restated April 1, 2012 to include the recaptured business described above, under which the Company agreed to indemnify RLI, and RLI agreed to reinsure with the Company, the aggregate mortality risk under the combined blocks of level premium term life insurance policies issued by RLI between January 1, 2009 and December 31, 2009 and also between January 1, 2012 and December 31, 2012. This coverage included certain level premium term life insurance policies assumed by RLI from RLNY under an Automatic Coinsurance Agreement effective March 1, 2008. Under the terms of the agreement, the Company will make benefit payments to RLI equal to the amount of claims in excess of the attachment point (equal to a percentage of net reinsurance premium) up to the maximum fully covered benefit.

The stop-loss agreement is accounted for using the deposit method. A fee receivable from affiliate of $0.4 and $0.3 as of December 31, 2014 and 2013, respectively, is included in Other liabilities on the Balance Sheets. The fee is accrued and subsequently settled in cash each quarterly accounting period.

Effective July 1, 2012, the Company entered into a stop-loss agreement with its affiliate, SLD, under which the Company agrees to indemnify SLD, and SLD agrees to reinsure with the Company, aggregate mortality risk under certain level premium term life insurance policies assumed by SLD from RLI and written by either RLI or RLNY with issue dates between January 1, 2007 and March 31, 2008 and between January 1, 2010 and December 31, 2010. Under the terms of the agreement, the Company will make benefit payments to SLD equal to the amount of claims in excess of the attachment point (equal to a percentage of net reinsurance premium) up to the maximum fully covered benefit.

The stop-loss agreement is accounted for using the deposit method. As of December 31, 2014 there was no fee receivable from affiliate and as of December 31, 2013 there was a $0.8 fee receivable from affiliate included in Other liabilities on the Balance Sheets. The fee is accrued and subsequently settled in cash each quarterly accounting period. Effective October 1, 2014, the agreement was terminated.

Group Annual Term - Coinsurance Funds Withheld

Effective December 31, 2008, the Company entered into a coinsurance funds withheld agreement with RLI for an indefinite duration. Under the terms of the agreement, the Company assumed 100% quota share of RLI's net retained liability under certain Employee Benefits Group Annual Term policies, including disability waiver of premium.

The initial premium of $219.9 was equal to the aggregate reserve assumed by the Company. Thereafter, premiums are equal to the total earned gross premiums collected by RLI from policyholders. RLI will retain all reinsurance premiums payable to the Company as funds withheld, as security for ceded liabilities and against which ceded losses will be offset. Monthly, the Company will receive or pay a net settlement. This agreement was amended and restated October 1, 2010 to better reflect the current investment environment and to modify the treatment of claims under certain policies under which claims are not paid in the form of a single lump sum; the underlying terms described above remained unchanged. (Please see also description of "Waiver of Premium Coinsurance Funds Withheld" agreement between the Company and SLDI under "Reinsurance Ceded" above). As of December 31, 2014 and 2013, reserves assumed by the Company under this agreement were $439.1 and $454.7, respectively.

As of December 31, 2014 and 2013, the value of the funds withheld by ceding companies under this agreement was $467.3 and $488.6, respectively, which is included in Deposit and reinsurance recoverable on the Balance Sheets. In addition, as of December 31, 2014 and 2013, the Company had an embedded derivative under this agreement with a value of $9.6 and $(8.4), respectively.

Reciprocal Loan Agreement

The Company maintains a reciprocal loan agreement with Voya Financial, Inc., an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in January 2004, and based upon its renewal on January 14, 2014, expires on January 14, 2024, either party can borrow from the other up to

C-77

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

3.0% of the Company's statutory net admitted assets, excluding Separate Accounts, as of the preceding December 31. For the year ended December 31, 2014, interest on any borrowing by either the Company or Voya Financial, Inc. was charged at a rate based on the prevailing market rate for similar third-party borrowings or securities. During the years ended December 31, 2013 and 2012, interest on any Company borrowing was charged at the rate of Voya Financial, Inc.'s cost of funds for the interest period, plus 0.15%. During the years ended December 31, 2013 and 2012, interest on any Voya Financial, Inc. borrowing was charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration.

Under this agreement, the Company did not incur interest expense for the years ended December 31, 2014, 2013 and 2012. The Company earned interest income of $0.2, $0.0 and $0.4, for the years ended December 31, 2014, 2013 and 2012, respectively. Interest expense and income are included in Interest expense and Net investment income, respectively, in the Statements of Operations. As of December 31, 2014 and 2013, the Company did not have any outstanding receivable/payable with Voya Financial, Inc. under the reciprocal loan agreement.

Long-Term Debt with Affiliates

The Company issued a 30-year surplus note in the principal amount of $35.0 on December 8, 1999, to its affiliate, SLD, which matures on December 7, 2029. Interest is charged at an annual rate of 7.98%. Payment of the note and related accrued interest is subordinate to payments due to contract owners and claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders. Any payment of principal and/or interest made is subject to the prior approval of the Iowa Insurance Commissioner. Interest expense was $2.8 for the years ended December 31, 2014, 2013 and 2012. On December 29, 2004, the Company issued surplus notes in the aggregate principal amount of $400.0 (the "Notes"), scheduled to mature on December 29, 2034, to its affiliates, Voya Retirement Insurance and Annuity Company, RLI and SLDI. The Notes bear interest at a rate of 6.26% per year. Any payment of principal and/or interest is subject to the prior approval of the Iowa Insurance Commissioner. Interest expense was $25.4 for the years ended December 31, 2014, 2013 and 2012.

Derivatives

The Company is party to several derivative contracts with NN Group and ING Bank and one or more of ING Bank's subsidiaries. Each of these contracts was entered into as a result of a competitive bid, which included unaffiliated counterparties. The Company is exposed to various risks relating to its ongoing business operations, including but not limited to interest rate risk, foreign currency risk and equity market risk. To manage these risks, the Company uses various strategies, including derivatives contracts, certain of which are with related parties, such as interest rate swaps, equity options and currency forwards.
As of December 31, 2014 and 2013, the outstanding notional amounts were $457.1 (consisting of currency forwards of $178.0 and equity options of $279.1) and $511.8 (consisting of interest rate swaps of $328.8 and equity options of $183.0), respectively. As of December 31, 2014 and 2013, the market values for these contracts were $8.8 and $8.4, respectively. For the years ended December 31, 2014, 2013 and 2012, the Company recorded Other net realized capital gains (losses) in the Statements of Operations of $4.6, $0.8 and $20.0, respectively, with ING Bank and NN Group.

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PART C - OTHER INFORMATION

ITEM 24: FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements:
(1)	Included in Part A: Condensed Financial Information
(2)	Included in Part B:
Financial Statements of Separate Account EQ:
-	Report of Independent Registered Public Accounting Firm
-	Statements of Assets and Liabilities as of December 31, 2014
-	Statements of Operations for the year ended December 31, 2014
-	Statements of Changes in Net Assets for the years ended December 31, 2014 and 2013
-	Notes to Financial Statements
Financial Statements of Voya Insurance and Annuity Company:
-	Report of Independent Registered Public Accounting Firm
-	Balance Sheets as of December 31, 2014 and 2013
-	Statements of Operations for the years ended December 31, 2014, 2013 and 2012
Statements of Comprehensive Income for the years ended December 31, 2014, 2013 and 2012
-	Statements of Changes in Shareholder’s Equity for the years ended December 31, 2014, 2013 and 2012
-	Statements of Cash Flows for the years ended December 31, 2014, 2013 and 2012
-	Notes to Financial Statements

(b) Exhibits:

(1)

Resolution of the board of directors of the Company authorizing the establishment of the Separate Account, incorporated herein by reference to Post-Effective Amendment No. 4 to a Registration Statement on Form N-4, for Equitable Life Insurance Company of Iowa Separate Account A filed with the Securities and Exchange Commission on March 29, 1996 (File Nos. 033-79170, 811-08524).

(2)		Not Applicable.

(3)	a.

Distribution Agreement between the Depositor and Directed Services, Inc., incorporated herein by reference to an Initial Registration Statement on Form N-4, for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on June 22, 2001 (File Nos. 333-63692, 811-05626).

b.

Form of Dealers Agreement, incorporated herein by reference to an Initial Registration Statement on Form N-4, for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on June 22, 2001 (File Nos. 333-63692, 811-05626).

c.

Organizational Agreement, incorporated herein by reference to an Initial Registration Statement on Form N-4, for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on June 22, 2001 (File Nos. 333-63692, 811-05626).

d.

Addendum to the Organizational Agreement, incorporated herein by reference to an Initial Registration Statement on Form N-4, for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on June 22, 2001 (File Nos. 333-63692, 811-05626).

e.

Form of Assignment Agreement for Organizational Agreement, incorporated herein by reference to an Initial Registration Statement on Form N-4, for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on June 22, 2001 (File Nos. 333-63692, 811-05626).

f.

Amendment to the Distribution Agreement between ING USA Annuity and Life Insurance Company and Directed Services, Inc., incorporated herein by reference to Post Effective Amendment No. 26 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 13, 2004 (File Nos. 333-28755, 811-05626).

g.

Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between Directed Services LLC and ING USA Annuity and Life Insurance Company, incorporated herein by reference to Post Effective Amendment No. 55 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 6, 2011 (File Nos. 333-28679, 811-05626).

h.

Amendment No. 1 to the Intercompany Agreement dated December 1, 2013 (effective December 23, 2013) to the Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between Directed Services LLC (DSL) and ING USA Annuity and Life Insurance Company, incorporated herein by reference to Post-Effective Amendment No. 44 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 10, 2014 (File Nos. 333-30180, 811-05626).

i.

Amendment No. 2 to the Intercompany Agreement dated December 22, 2010 (effective September 30, 2014) between Directed Services LLC (DSL) and ING USA Annuity and Life Insurance Company (now known as “Voya Insurance and Annuity Company”, or “VIAC”), incorporated herein by reference to Post-Effective Amendment No. 23 to a Registration Statement on Form N-4 for Voya Insurance and Annuity Company Separate Account B filed with the Securities and Exchange Commission on December 30, 2014 (File Nos. 333-133944, 811-05626).

j.

Amendment No. 3 to the Intercompany Agreement dated December 22, 2010 (effective April 1, 2015) between Directed Services LLC (“DSL”) and Voya Insurance and Annuity Company (“VIAC”), incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Voya Insurance and Annuity Company Separate Account B filed with the Securities and Exchange Commission on April 7, 2015 (File Nos. 333-196391, 811-05626).

k.

Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between ING Investment Management LLC and ING USA Annuity and Life Insurance Company, incorporated herein by reference to Post Effective Amendment No. 55 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 6, 2011 (File Nos. 333-28679, 811-05626).

l.

Amendment No. 1 to the Intercompany Agreement dated December 1, 2013 (effective December 23, 2013) to the Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between ING Investment Management LLC (IIM) and ING USA Annuity and Life Insurance Company, incorporated herein by reference to Post-Effective Amendment No. 44 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 10, 2014 (File Nos. 333-30180, 811-05626).

m.

Amendment No. 2 to the Intercompany Agreement dated December 22, 2010 (effective September 30, 2014) between ING Investment Management LLC (IIM) (now known as “Voya Investment Management LLC”, or “VIM”) and ING USA Annuity and Life Insurance Company (now known as “Voya Insurance and Annuity Company”, or “VIAC”), incorporated herein by reference to Post-Effective Amendment No. 23 to a Registration Statement on Form N-4 for Voya Insurance and Annuity Company Separate Account B filed with the Securities and Exchange Commission on December 30, 2014 (File Nos. 333-133944, 811-05626).

(4)	a.

Individual Flexible Purchase Payment Deferred Variable Annuity Contract, incorporated herein by reference to Post-Effective Amendment No. 10 to a Registration Statement on Form N-4, for Equitable Life Insurance Company of Iowa Separate Account A filed with the Securities and Exchange Commission on May 3, 1999 (File Nos. 033-79170, 811-08524).

b.

ING USA Annuity and Life Insurance Company, Company Address and Name Change Endorsement, incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on February 13, 2004 (File Nos. 333-28679, 811-05626).

c.

Company Name Change Endorsement IU-RA-3140 to the Contract, Policy and/or Certificate (ING USA Annuity and Life Insurance Company changed to Voya Insurance and Annuity Company), incorporated herein by reference to Post-Effective Amendment No. 65 to a Registration Statement on Form N-4 for Voya Insurance and Annuity Company filed with the Securities and Exchange Commission on April 15, 2015(File Nos. 333-28679, 811-05626).

(5)

Application Form incorporated herein by reference to Post-Effective Amendment No. 10 to a Registration Statement on Form N-4, for Equitable Life Insurance Company of Iowa Separate Account A filed with the Securities and Exchange Commission on May 3, 1999 (File Nos. 033-79170, 811-08524).

(6)	a.

Amendment to Articles of Incorporation Providing for the Name Change of Golden American Life Insurance Company, dated (11/21/03), incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form S-1 for ING USA Annuity and Life Insurance Company filed with the Securities and Exchange Commission on April 9, 2007 (File Nos. 333-133076).

b.

Amendment to Articles of Incorporation Providing for the Change in Purpose and Powers of ING USA Annuity and Life Insurance Company, dated (03/04/04), incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form S-1 for ING USA Annuity and Life Insurance Company filed with the Securities and Exchange Commission on April 9, 2007 (File Nos. 333-133076).

c.

Amended and Restated By-Laws of ING USA Annuity and Life Insurance Company, dated (12/15/04), incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form S-1 for ING USA Annuity and Life Insurance Company filed with the Securities and Exchange Commission on April 9, 2007 (File Nos. 333-133076).

d.

Resolution of the board of directors for Power of Attorney, dated (04/23/99), incorporated herein by reference to an Initial Registration Statement on Form N-4, for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on June 22, 2001 (File Nos. 333-63692, 811-05626).

e.

Articles of Merger and Agreement and Plan of Merger of USGALC, ULAIC, ELICI into GALIC and renamed ING USA Annuity and Life Insurance Company, dated (06/25/03), incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on February 13, 2004 (File Nos. 333-28679, 811-05626).

(7)		Not Applicable.

(8)	a.

Form of Fund Participation Agreement among Equitable Life Insurance Company of Iowa and Smith Barney/ Travelers Series Fund, Inc., incorporated herein by reference to Post-Effective Amendment No. 3 to a Registration Statement on Form N-4, for Equitable Life Insurance Company of Iowa Separate Account A filed with the Securities and Exchange Commission on February 9, 1996 (File Nos. 033-79170, 811-08524).

b.

Fund Participation Agreement among Equitable Life Insurance Company of Iowa, Smith Barney Concert Allocation Series Inc. and Travelers Investment Advisers, Inc. incorporated herein by reference to Post-Effective Amendment No. 10 to a Registration Statement on Form N-4, for Equitable Life Insurance Company of Iowa Separate Account A filed with the Securities and Exchange Commission on May 3, 1999 (File Nos. 033-79170, 811-08524).

c.

Participation Agreement by and between ING Investors Trust, Golden American Life Insurance Company and Directed Services, Inc., Participation Agreement by and between ING Investors Trust, Golden American Life Insurance Company and Directed Services, Inc., incorporated herein by reference to Post-Effective Amendment No. 6 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 21, 2005 (File Nos. 333-70600, 811-05626).

d.

Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16, 2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc., incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

e.

Participation Agreement among Equitable Life Insurance Company of Iowa, ING Variable Insurance Trust, ING Mutual Funds Management Co. LLC and ING Funds Distributor, Inc., incorporated herein by reference to Post-Effective Amendment No. 11 to a Registration Statement on Form N-4, for Equitable Life Insurance Company of Iowa Separate Account A filed with the Securities and Exchange Commission on April 25, 2000 (File Nos. 033-79170, 811-08524).

f.

Participation Agreement by and between Pilgrim Variable Products Trust, Golden American Life Insurance Company and Directed Services, Inc., incorporated herein by reference to Post-Effective amendment No. 32 to a Registration Statement on form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 26, 2002 (File Nos. 033-23351, 811-05626).

g.

Amendment to Participation Agreement by and between ING Variable Products Trust, Golden American Life Insurance Company, ING Investments, LLC and ING Funds Distributor, Inc., incorporated herein by reference to Post-Effective amendment No. 8 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on December 2, 2005 (File Nos. 333-33914, 811-05626).

h.

Participation Agreement by and between Aetna Variable Portfolios, Inc., Golden American Life Insurance Company and Aeltus Investment Management, Inc., incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 30, 2002 (File Nos. 333-70600, 811-05626).

i.

Participation Agreement by and between Portfolio Partners, Inc., Golden American Life Insurance Company and Aetna Life Insurance and Annuity Company, incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 30, 2002 (File Nos. 333-70600, 811-05626).

j.

Amendment to Participation Agreement by and between Portfolio Partners, Inc., Golden American Life Insurance Company and Aetna Life Insurance and Annuity Company, incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 30, 2002 (File Nos. 333-70600, 811-05626).

k.

Second Amendment to Participation Agreement by and between ING Partners, Inc., Golden American Life Insurance Company, ING Life Insurance and Annuity Company and ING Financial Advisers, LLC, incorporated herein by reference to Post-Effective amendment No. 8 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on December 2, 2005 (File Nos. 333-33914, 811-05626).

l.

Participation Agreement by and between Fidelity Distributors Corporation, Golden American Life Insurance Company and Variable Insurance Products Funds, incorporated herein by reference to Post-Effective amendment No. 32 to a Registration Statement on form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 26, 2002 (File Nos. 033-23351, 811-05626).

m.

Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation, ING Partners, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ING Insurance Company of America, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Security Life of Denver Insurance Company dated November 11, 2004, incorporated herein by reference to Post-Effective Amendment No. 8 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on December 2, 2005 (File Nos. 333-33914, 811-05626).

n.

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Fidelity Distributors Corporation, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc., incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

o.

Letter Agreement dated May 16, 2007 and effective July 2, 2007 between ING USA Annuity and Life Insurance Company, Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund V and Fidelity Distributors Corporation, incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 (File No. 333-117260), as filed on October 23, 2007.

p.

Amended and Restated Participation Agreement as of December 30, 2005 by and among Franklin Templeton Variable Insurance Products Trust/Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Directed Services, Inc., incorporated herein by reference to Post Effective Amendment No. 17 of a Registration Statement on Form N-4 for ReliaStar Life Insurance Company Separate Account NY-B filed with the Securities and Exchange Commission on February 1, 2007 (File Nos. 333-85618, 811-07935).

q.

Amendment to Participation Agreement as of June 5, 2007 by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, and Directed Services, LLC, incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration Statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-B filed with the Securities and Exchange Commission on July 6, 2007 (File Nos. 333-139695, 811-07935).

r.

Amendment No. 2 dated November 17, 2011 to Amended and Restated Participation Agreement as of December 30,2005 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Directed Services, LLC and amended on June 5, 2007, incorporated by reference to Post-Effective amendment No. 59 to Registration Statement on Form N-4 (file No. 033-75962), as filed on April 3, 2012.

s.

Amendment No. 3 dated August 12, 2013 to Amended and Restated Participation Agreement as of December 30,2005 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Directed Services, LLC and ING Financial Advisers, LLC and amended on June 5, 2007 and November 17, 2011, incorporated herein by reference to Post-Effective Amendment No. 6 to a Registration Statement on Form N-4 f (File No. 333-167680) as filed on April 9, 2014.

t.

Amendment No. 4 dated August 1, 2014 to Amended and Restated Participation Agreement dated December 30,2005 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Voya Retirement and Annuity Company (formerly ING Life Insurance and Annuity Company), Voya Insurance and Annuity Company (formerly ING USA Annuity and Life Insurance Company), ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Directed Services, LLC and Voya Financial Partners, LLC (formerly ING Financial Advisers, LLC) and amended on June 5, 2007, November 17, 2011 and August 12, 2013, incorporated by reference to Post-Effective Amendment No. 8 to a Registration Statement on Form N-4 (File No. 333-167680, 811-02513) as filed on April 10, 2015.

u.

Amended and Restated Administrative Services Agreement executed as of October 3, 2005, between Franklin Templeton Services, LLC, ING Life Insurance and Annuity Company, ING Insurance Company of America, ING USA Annuity and Life Insurance Company and ReliaStar life Insurance Company, incorporated by reference to Post-Effective amendment No. 32 to Registration Statement on Form N-4 (file No. 033-81216), as filed on April 11, 2006.

v.

Amendment No. 1 dated May 17, 2006 to Amended and Restated Administrative Services Agreement dated October 3, 2005, by and among Franklin Templeton Services, LLC, ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar life Insurance Company and ReliaStar Life Insurance Company of New York, incorporated by reference to Post-Effective amendment No. 59 to Registration Statement on Form N-4 (file No. 033-75962), as filed on April 3, 2012.

w.

Amendment No. 3 dated July 31, 2013 to Amended and Restated Administrative Services Agreement dated October 3, 2005, by and among Franklin Templeton Services, LLC, ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar life Insurance Company and ReliaStar Life Insurance Company of New York and amended on May 17, 2006 and November 11, 2011, incorporated by reference to Post-Effective amendment No. 6 to Registration Statement on Form N-4 (file No. 333-167680), as filed on April 9, 2014.

x.

Participation Agreement among Equitable Life Insurance Company of Iowa, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC, incorporated herein by reference to Post-Effective Amendment No. 10 to a Registration Statement on Form N-4, for Equitable Life Insurance Company of Iowa Separate Account A filed with the Securities and Exchange Commission on May 3, 1999 (File Nos. 033-79170, 811-08524).

y.

Amendment to Participation Agreement by and between PIMCO Variable Insurance Trust, Golden American Life Insurance Company and PIMCO Funds Distributors LLC, incorporated herein by reference to Post-Effective Amendment No. 8 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on December 2, 2005 (File Nos. 333-33914, 811-05626).

z.

Participation Agreement among Equitable Life Insurance Company of Iowa, The Prudential Series Fund, Inc., The Prudential Insurance Company of America and Prudential Management Services LLC, incorporated herein by reference to Post-Effective Amendment No. 11 to a Registration Statement on Form N-4, for Equitable Life Insurance Company of Iowa Separate Account A filed with the Securities and Exchange Commission on April 25, 2000 (File Nos. 033-79170, 811-08524).

aa.

Amendment to Participation Agreement by and between Golden American Life Insurance Company The Prudential Series Fund, Inc., The Prudential Insurance Company of America and Prudential Management Services LLC, incorporated herein by reference to Post-Effective Amendment No. 9 to a Registration Statement on Form N-4, for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on December 15, 2000 (File Nos. 333-28679, 811-05626).

bb.

Rule 22c-2 Agreement dated no later than April 16, 2007, and is effective as of October 16, 2007, between BlackRock Distributors, Inc., on behalf of and as distributor for the BlackRock Funds and the Merrill Lynch family of funds and ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. incorporated by reference to Post-Effective Amendment No. 43 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 7, 2008 (File Nos. 333-28755, 811-05626).

cc.

Participation Agreement dated April 25, 2008, by and among BlackRock Variable Series Funds, Inc., BlackRock Distributors, Inc., ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company of New York, incorporated herein by reference to Post-Effective Amendment No. 26 to the Form N-6 Registration Statement of ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on April 7, 2009; file No. 33-57244).

dd.

Amendment No. 1 dated as of April 24, 2009, and effective as of May 1, 2009, to the Participation Agreement dated April 25, 2008, by and between BlackRock Variable Series Funds, Inc., BlackRock Investments, LLC and ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company of New York, incorporated herein by reference to Post-Effective Amendment No. 27 to the Form N-6 Registration Statement of ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on August 18, 2009; file No. 33-57244.

ee.

Administrative Services Agreement dated April 25, 2008, by and among BlackRock Advisors, LLC and ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company of New York, incorporated herein by reference to Post-Effective Amendment No. 26 to the Form N-6 Registration Statement of ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on April 7, 2009; file No. 33-57244).

ff.

Amendment No. 1, dated as of April 24, 2009, and effective as of May 1, 2009, to Administrative Services Agreement dated April 25, 2008, by and among BlackRock Variable Series Funds, Inc., BlackRock Investments, LLC and ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company of New York, incorporated herein by reference to Post-Effective Amendment No. 27 to the Form N-6 Registration Statement of ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on August 18, 2009; file No. 33-57244.

gg.

Participation Agreement among ING Investors Trust, Directed Services LLC, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company of New York, DFA Investment Dimensions Group Inc. and Dimensional Fund Advisors LP dated April 29, 2010, incorporated herein by reference to Post-Effective Amendment No. 54 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on December 15, 2010 (File Nos. 333-28679, 811-05626).

hh.

Amendment No. 1, dated as of September 20, 2010, to Participation Agreement among ING Investors Trust, Directed Services LLC, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company of New York, DFA Investment Dimensions Group Inc. and Dimensional Fund Advisors LP dated April 29, 2010, incorporated herein by reference to Post-Effective Amendment No. 54 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on December 15, 2010 (File Nos. 333-28679, 811-05626).

ii.

Amendment No. 2, dated as of June 3, 2014, to Participation Agreement among Voya Investors Trust, Directed Services LLC, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company of New York, DFA Investment Dimensions Group Inc. and Dimensional Investment Group, Inc. and Dimensional Fund Advisors LP dated April 29, 2010, incorporated herein by reference to Post-Effective Amendment No. 65 to a Registration Statement on Form N-4 for Voya Insurance and Annuity Company Separate Account B filed with the Securities and Exchange Commission on April 15, 2015 (File Nos. 333-28679, 811-05626).

jj.

Rule 22c-2 Agreement, dated April 16, 2007, and is effective as of October 16, 2007, between Legg Mason Investor Services, LLC (the “Fund Agent”) as principal underwriter, on behalf of each of the funds listed on the attached Schedule A (the “Fund(s)”) and ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc., incorporated by reference to Post-Effective Amendment No. 7 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 16, 2008 (File Nos. 333-111686, 811-05626).

kk.

Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 among Columbia Management Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Life Insurance Company and Systematized Benefits Administrators Inc., incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27, 2007.

(9)		Opinion and Consent of Counsel, attached.

(10)		Consent of Independent Registered Public Accounting Firm, attached.

(11)		Not Applicable.

(12)		Not Applicable.

(13)		Powers of Attorney, attached.

ITEM 25: DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name	Principal Business Address	Position(s) with Depositor
Michael S. Smith*	1475 Dunwoody Drive West Chester, PA 19380	President and Director
Ewout L. Steenbergen*	230 Park Avenue New York, NY 10169	Director and Executive Vice President, Finance
Chetlur S. Ragavan*	230 Park Avenue New York, NY 10169	Director, Executive Vice President and Chief Risk Officer
Alain M. Karaoglan*	230 Park Avenue New York, NY 10169	Director
Rodney O. Martin, Jr.*	230 Park Avenue New York, NY 10169	Director
Steven T. Pierson*	5780 Powers Ferry Road Atlanta, GA 30327-4390	Senior Vice President and Chief Accounting Officer
David P. Wiland*	1475 Dunwoody Drive West Chester, PA 19380	Senior Vice President and Chief Financial Officer
Michael J. Gioffre	One Orange Way Windsor, CT 06095-4774	Senior Vice President, Compliance
Megan A. Huddleston	One Orange Way Windsor, CT 06095-4774	Senior Vice President and Assistant Secretary
Patrick D. Lusk	1475 Dunwoody Drive West Chester, PA 19380	Senior Vice President and Appointed Actuary
David S. Pendergrass	5780 Powers Ferry Road Atlanta, GA 30327-4390	Senior Vice President and Treasurer
Justin Smith	One Orange Way Windsor, CT 06095-4774	Senior Vice President and Deputy General Counsel
Joseph J. Elmy	5780 Powers Ferry Road Atlanta, GA 30327-4390	Senior Vice President, Tax
Christine L. Hurtsellers	5780 Powers Ferry Road Atlanta, GA 30327-4390	Senior Vice President
Carolyn Johnson	One Orange Way Windsor, CT 06095-4774	Senior Vice President
Mark B. Kaye	One Orange Way Windsor, CT 06095-4774	Senior Vice President
Gilbert E. Mathis	5780 Powers Ferry Road Atlanta, GA 30327-4390	Senior Vice President
Dave P. Wilken	20 Washington Avenue South Minneapolis, MN 55401	Senior Vice President
Kristi L. Cooper	909 Locust Street Des Moines, IA 50309	Vice President and Chief Compliance Officer
Chadd M. Eslinger	20 Washington Avenue South Minneapolis, MN 55401	Vice President, Compliance
Regina A. Gordon	One Orange Way Windsor, CT 06095-4774	Vice President, Compliance
Anne M. Iezzi	One Orange Way Windsor, CT 06095-4774	Vice President, Compliance
Jennifer M. Ogren	20 Washington Avenue South Minneapolis, MN 55401	Secretary

*Principal delegated legal authority to execute this registration statement pursuant to Powers of Attorney, Exhibit 13, attached.

ITEM 26: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 1 to Registration Statement on Form N-4 for Separate Account B of Voya Insurance and Annuity Company (File No. 333-196391), as filed with the Securities and Exchange Commission on April 7, 2015.

ITEM 27: NUMBER OF CONTRACT OWNERS

As of February 27, 2014, there are 4,428 qualified contract owners and 1,244 non-qualified contract owners.

ITEM 28: INDEMNIFICATION

Voya Insurance and Annuity Company shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of Voya Insurance and Annuity Company as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

Voya Insurance and Annuity Company may also, to the extent permitted by law, indemnify any other person who is or was serving Voya Insurance and Annuity Company in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Iowa, Voya Financial, Inc. maintains Professional Liability and Fidelity bond, Employment Practices liability and Network Security insurance policies issued by an international insurer. The policies cover Voya Financial, Inc. and any company in which Voya Financial, Inc. has a controlling financial interest of 50% or more. The policies cover the funds and assets of the principal underwriter/depositor under the care, custody and control of Voya Financial, Inc. and/or its subsidiaries. The policies provide for the following types of coverage: Errors and Omissions/Professional Liability, Employment Practices liability and Fidelity/Crime (a/k/a “Financial Institutional Bond”) and Network Security (a.k.a. “Cyber/IT”).

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 29: PRINCIPAL UNDERWRITER

(a)In addition to the Registrant, Directed Services LLC serves as principal underwriter for all contracts issued by Voya Insurance and Annuity Company through its Separate Accounts A, B, EQ and U and Alger Separate Account A; certain contracts issued by Voya Retirement Insurance and Annuity Company Variable Annuity Account B and ReliaStar Life Insurance Company of New York through its Separate Account NY-B.  Also, Directed Services LLC serves as investment advisor to Voya Investors Trust and Voya Partners, Inc.

(b) The following information is furnished with respect to the principal officers and directors of Directed Services LLC, the Registrant’s Distributor.

Name	Principal Business Address	Positions and Offices with Underwriter

Chad J. Tope	909 Locust Street Des Moines, IA 50309	President and Director
Richard E. Gelfand	1475 Dunwoody Drive West Chester, PA 19380-1478	Chief Financial Officer
James L. Nichols, IV	One Orange Way Windsor, CT 06095	Director
Shaun P. Mathews	One Orange Way Windsor, CT 06095	Executive Vice President
Kimberly A. Anderson	7337 E Doubletree Ranch Road, Scottsdale, AZ 85258	Senior Vice President
Michael J. Roland	7337 E Doubletree Ranch Road, Scottsdale, AZ 85258	Senior Vice President
Stanley D. Vyner	230 Park Avenue, 13th Floor New York, NY 10169	Senior Vice President
Regina A. Gordon	One Orange Way Windsor, CT 06095	Chief Compliance Officer
Julius A. Drelick, III	7337 E Doubletree Ranch Road Scottsdale, AZ 85258	Senior Vice President and Investment Adviser Chief Compliance Officer
Megan A. Huddleston	One Orange Way Windsor, CT 06095	Senior Vice President and Secretary
David S. Pendergrass	5780 Powers Ferry Road Atlanta, GA 30327-4390	Senior Vice President and Treasurer
Heather H. Hackett	230 Park Avenue, 13th Floor New York, NY 10169	Vice President
Leah M. Hoppe	909 Locust Street Des Moines, IA 50309	Vice President
Jody I. Hrazanek	230 Park Avenue, 13th Floor New York, NY 10169	Vice President
Todd R. Modic	7337 E Doubletree Ranch Road Scottsdale, AZ 85258	Vice President
Jason R. Rausch	230 Park Avenue, 13th Floor New York, NY 10169	Vice President
Stephen Sedmak	230 Park Avenue, 13th Floor New York, NY 10169	Vice President
Spencer T. Shell	5780 Powers Ferry Road Atlanta, GA 30327-4390	Vice President and Assistant Treasurer

May F. Tong	230 Park Avenue, 13th Floor New York, NY 10169	Vice President
Paul L. Zemsky	230 Park Avenue, 13th Floor New York, NY 10169	Vice President
Huey P. Falgout	7337 E Doubletree Ranch Road Scottsdale, AZ 85258	Assistant Secretary
C. Nikol Gianopoulos	20 Washington Avenue South Minneapolis, MN 55401	Assistant Secretary
Angelia M. Lattery	20 Washington Avenue South Minneapolis, MN 55401	Assistant Secretary
Tina M. Nelson	20 Washington Avenue South Minneapolis, MN 55401	Assistant Secretary
Melissa A. O’Donnell	20 Washington Avenue South Minneapolis, MN 55401	Assistant Secretary
Jennifer M. Ogren	20 Washington Avenue South Minneapolis, MN 55401	Assistant Secretary

(c)

Name of Principal Underwriter	2014 Net Underwriting Discounts and Commission	Compensation on Redemption	Brokerage Commissions	Compensation
Directed Services LLC	$217,032,924.29	$0	$0	$0

ITEM 30: LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by the Depositor and located at: 909 Locust Street, Des Moines, Iowa 50309, 1475 Dunwoody Drive, West Chester, PA 19380 and at 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390.

ITEM 31: MANAGEMENT SERVICES

None.

ITEM 32: UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted;

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS

1. The account meets the definition of a “separate account” under federal securities laws.

2. Voya Insurance and Annuity Company hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Voya Insurance and Annuity Company, Separate Account EQ, certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned, duly authorized, in the City of Windsor, State of Connecticut, on the 24th day of April 2015.

SEPARATE ACCOUNT EQ
(Registrant)
By:	VOYA INSURANCE AND ANNUITY COMPANY (Depositor)

By:	Michael S. Smith*
Michael S. Smith
President and Director (principal executive officer)

By:	/s/ Brian H. Buckley
Brian H. Buckley as Attorney-in-Fact

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 24, 2015.

Signatures	Titles

Michael S. Smith*	President and Director
Michael S. Smith	(principal executive officer)

Steven T. Pierson*	Senior Vice President and Chief Accounting Officer
Steven T. Pierson

David P. Wiland*	Senior Vice President and Chief Financial Officer
David P. Wiland

Ewout L. Steenbergen*	Director
Ewout L. Steenbergen

Chetlur S. Ragavan*	Director
Chetlur S. Ragavan

Alain M. Karaoglan*	Director
Alain M. Karaoglan

Rodney O. Martin, Jr.*	Director
Rodney O. Martin, Jr.

By:	/s/ Brian H. Buckley
Brian H. Buckley as Attorney-in-Fact

*Executed by Brian H. Buckley on behalf of those indicated pursuant to Powers of Attorney.

EXHIBIT INDEX

ITEM	EXHIBIT	PAGE #

24(b)(9)	Opinion and Consent of Counsel	EX-99.B9

24(b)(10)	Consent of Independent Registered Public Accounting Firm	EX-99.B10

24(b)(13)	Powers of Attorney	EX-99.B13